UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President and Chief Executive Officer
Guggenheim Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 85.1%
Consumer, Non-cyclical - 28.9%
Anthem, Inc.	4,229	$694,148
Cigna Corp.	4,040	654,480
HCA Holdings, Inc.*	7,191	652,368
Aetna, Inc.	4,673	595,621
UnitedHealth Group, Inc.	4,529	552,538
Gilead Sciences, Inc.	4,604	539,036
Molson Coors Brewing Co. — Class B	7,256	506,541
PepsiCo, Inc.	4,981	464,926
Humana, Inc.	2,401	459,263
Campbell Soup Co.	9,575	456,249
Ingredion, Inc.	5,696	454,598
Universal Health Services, Inc. — Class B	3,194	453,867
Amgen, Inc.	2,576	395,468
Health Net, Inc.*	5,996	384,464
DaVita HealthCare Partners, Inc.*	4,796	381,138
Pfizer, Inc.	11,075	371,345
ManpowerGroup, Inc.	4,125	368,692
SUPERVALU, Inc.*	43,419	351,259
Stryker Corp.	3,618	345,772
Quest Diagnostics, Inc.	4,559	330,619
Dr Pepper Snapple Group, Inc.	4,302	313,616
Tyson Foods, Inc. — Class A	7,318	311,966
WellCare Health Plans, Inc.*	3,672	311,496
Magellan Health, Inc.*	4,136	289,809
RR Donnelley & Sons Co.	16,470	287,072
Halyard Health, Inc.*	7,015	284,108
Patterson Companies, Inc.	5,606	272,732
Owens & Minor, Inc.	7,610	258,740
Centene Corp.*	3,205	257,682
Molina Healthcare, Inc.*	3,487	245,136
Bio-Rad Laboratories, Inc. — Class A*	1,555	234,199
MEDNAX, Inc.*	3,160	234,188
Whole Foods Market, Inc.	5,913	233,209
Cardinal Health, Inc.	2,753	230,288
ConAgra Foods, Inc.	5,264	230,142
Hormel Foods Corp.	4,042	227,848
LifePoint Health, Inc.*	2,612	227,113
United Rentals, Inc.*	2,554	223,781
Varian Medical Systems, Inc.*	2,653	223,727
H&R Block, Inc.	7,424	220,122
Hologic, Inc.*	5,581	212,413
Chemed Corp.	1,615	211,727
Kellogg Co.	3,330	208,791
Hill-Rom Holdings, Inc.	3,819	207,486
McCormick & Company, Inc.	2,541	205,694
Coca-Cola Enterprises, Inc.	4,730	205,471
Estee Lauder Companies, Inc. — Class A	2,328	201,745
Coca-Cola Co.	5,025	197,131
Total System Services, Inc.	4,700	196,319
Colgate-Palmolive Co.	2,861	187,138
Charles River Laboratories International, Inc.*	2,655	186,753
Clorox Co.	1,791	186,300
Sanderson Farms, Inc.	2,448	183,992
Merck & Company, Inc.	3,200	182,176
Flowers Foods, Inc.	8,549	180,811
United Natural Foods, Inc.*	2,796	178,049
ResMed, Inc.	2,969	167,363
Total Consumer, Non-cyclical		17,828,725
Industrial - 14.9%
Norfolk Southern Corp.	4,499	393,033
Avnet, Inc.	9,395	386,229
Crane Co.	6,552	384,799
Energizer Holdings, Inc.	2,820	370,971
Parker-Hannifin Corp.	3,058	355,737
AGCO Corp.	6,015	341,532
Timken Co.	9,331	341,235
Fluor Corp.	6,331	335,606
Jacobs Engineering Group, Inc.*	7,804	316,999
ITT Corp.	7,561	316,352
TE Connectivity Ltd.	4,728	304,011
United Technologies Corp.	2,689	298,291
Terex Corp.	12,606	293,089
Kennametal, Inc.	8,446	288,177
Triumph Group, Inc.	4,247	280,260
Stanley Black & Decker, Inc.	2,564	269,835
FLIR Systems, Inc.	8,516	262,463
Republic Services, Inc. — Class A	6,612	258,992
Jabil Circuit, Inc.	11,742	249,987
Arrow Electronics, Inc.*	4,333	241,781
Con-way, Inc.	6,199	237,856
Boeing Co.	1,659	230,137
Trinity Industries, Inc.	8,331	220,188
Huntington Ingalls Industries, Inc.	1,895	213,358
Oshkosh Corp.	5,023	212,875
Raytheon Co.	2,224	212,792
Lockheed Martin Corp.	1,126	209,323
Deere & Co.	2,127	206,425
Werner Enterprises, Inc.	7,854	206,167
Union Pacific Corp.	2,093	199,609
Honeywell International, Inc.	1,894	193,131
Sanmina Corp.*	9,190	185,270
Emerson Electric Co.	3,173	175,880
Keysight Technologies, Inc.*	5,577	173,947
Total Industrial		9,166,337
Financial - 9.9%
Macerich Co.	8,315	620,299
Hartford Financial Services Group, Inc.	13,197	548,599
Prudential Financial, Inc.	4,680	409,594
Aflac, Inc.	4,995	310,689
Bank of America Corp.	15,950	271,469
Lincoln National Corp.	4,425	262,048
Principal Financial Group, Inc.	4,911	251,885
Assurant, Inc.	3,689	247,163
ACE Ltd.	2,201	223,798
Zions Bancorporation	6,658	211,292
Northern Trust Corp.	2,703	206,671
Voya Financial, Inc.	4,432	205,955
ProAssurance Corp.	4,454	205,819
OM Asset Management plc	11,485	204,318

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 85.1% (continued)
Financial - 9.9% (continued)
Charles Schwab Corp.	6,209	$202,724
MetLife, Inc.	3,578	200,332
Hanover Insurance Group, Inc.	2,690	199,141
American International Group, Inc.	3,211	198,504
Regions Financial Corp.	19,087	197,741
Raymond James Financial, Inc.	3,315	197,508
NASDAQ OMX Group, Inc.	3,856	188,211
Ameriprise Financial, Inc.	1,500	187,395
Primerica, Inc.	4,017	183,537
Legg Mason, Inc.	3,044	156,857
Total Financial		6,091,549
Technology - 9.3%
SanDisk Corp.	8,968	522,117
NetApp, Inc.	13,741	433,666
Texas Instruments, Inc.	7,573	390,085
Pitney Bowes, Inc.	16,948	352,688
Intel Corp.	10,795	328,330
Hewlett-Packard Co.	10,382	311,564
Xilinx, Inc.	7,027	310,312
International Business Machines Corp.	1,823	296,529
SunEdison Semiconductor Ltd.*	16,892	291,725
Teradyne, Inc.	14,392	277,621
Fairchild Semiconductor International, Inc. — Class A*	13,834	240,435
QUALCOMM, Inc.	3,811	238,683
Leidos Holdings, Inc.	5,902	238,264
KLA-Tencor Corp.	3,908	219,669
Linear Technology Corp.	4,307	190,498
Paychex, Inc.	3,915	183,535
Microsoft Corp.	4,006	176,865
NVIDIA Corp.	8,711	175,178
Oracle Corp.	4,345	175,103
CACI International, Inc. — Class A*	2,125	171,891
Cree, Inc.*	5,580	145,248
Icad, Inc.*	15,800	51,192
Total Technology		5,721,198
Utilities - 8.4%
Edison International	13,955	775,619
PG&E Corp.	15,260	749,266
DTE Energy Co.	7,459	556,740
MDU Resources Group, Inc.	21,918	428,058
AGL Resources, Inc.	8,590	399,951
Vectren Corp.	7,529	289,716
Xcel Energy, Inc.	8,123	261,398
NextEra Energy, Inc.	2,606	255,466
Westar Energy, Inc.	7,257	248,334
PNM Resources, Inc.	9,473	233,036
CMS Energy Corp.	7,121	226,733
Great Plains Energy, Inc.	8,402	202,992
Avista Corp.	6,407	196,375
SCANA Corp.	3,571	180,871
OGE Energy Corp.	6,319	180,534
Total Utilities		5,185,089
Consumer, Cyclical - 6.2%
Wal-Mart Stores, Inc.	8,559	607,090
CVS Health Corp.	4,045	424,240
Casey's General Stores, Inc.	3,762	360,174
Bed Bath & Beyond, Inc.*	4,206	290,130
Ingram Micro, Inc. — Class A*	10,779	269,799
Best Buy Company, Inc.	7,624	248,619
Target Corp.	3,004	245,216
Dana Holding Corp.	10,459	215,246
Costco Wholesale Corp.	1,566	211,504
Foot Locker, Inc.	3,136	210,144
PulteGroup, Inc.	9,859	198,659
Ralph Lauren Corp. — Class A	1,441	190,731
Copart, Inc.*	5,248	186,199
Kohl's Corp.	2,651	165,979
Total Consumer, Cyclical		3,823,730
Communications - 4.8%
Time Warner, Inc.	5,444	475,860
Viacom, Inc. — Class B	6,880	444,723
Discovery Communications, Inc. — Class A*	10,351	344,274
West Corp.	10,004	301,120
Scripps Networks Interactive, Inc. — Class A	4,317	282,203
VeriSign, Inc.*	4,100	253,052
NETGEAR, Inc.*	6,189	185,794
Motorola Solutions, Inc.	3,117	178,729
Verizon Communications, Inc.	3,787	176,512
Polycom, Inc.*	14,445	165,251
Frontier Communications Corp.	32,519	160,969
Total Communications		2,968,487
Energy - 2.7%
ConocoPhillips	6,878	422,378
Anadarko Petroleum Corp.	3,203	250,026
Chevron Corp.	2,579	248,796
Western Refining, Inc.	5,673	247,456
Superior Energy Services, Inc.	11,714	246,463
Newfield Exploration Co.*	6,500	234,780
Total Energy		1,649,899
Total Common Stocks
(Cost $54,105,696)		52,435,014

SHORT TERM INVESTMENTS† - 5.4%
Goldman Sachs Financial Square Treasury Instruments Fund 0.00%	3,357,418	3,357,418
Total Short Term Investments
(Cost $3,357,418)		3,357,418
Total Investments - 90.7%
(Cost $57,463,114)		55,792,432

COMMON STOCKS SOLD SHORT† - (76.3)%
Diversified - (0.6)%
Leucadia National Corp.	15,290	(371,241)
Utilities - (1.2)%
Dominion Resources, Inc.	3,199	(213,917)
Laclede Group, Inc.	4,297	(223,702)
NiSource, Inc.	5,257	(239,667)
Total Utilities		(677,286)
Energy - (4.7)%
Range Resources Corp.	3,158	(155,942)
Unit Corp.*	6,586	(178,613)
Gulfport Energy Corp.*	4,621	(185,995)
Dril-Quip, Inc.*	2,743	(206,411)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (76.3)% (continued)
Energy - (4.7)% (continued)
Schlumberger Ltd.	2,419	$(208,494)
Spectra Energy Corp.	7,136	(232,634)
Pioneer Natural Resources Co.	1,709	(237,021)
Bristow Group, Inc.	4,748	(253,068)
Cabot Oil & Gas Corp. — Class A	8,211	(258,975)
Equities Corp.	3,865	(314,379)
CONSOL Energy, Inc.	15,421	(335,252)
Rowan Companies plc — Class A	16,774	(354,099)
Total Energy		(2,920,883)
Technology - (4.8)%
Exar Corp.*	2,373	(23,208)
Diodes, Inc.*	1,966	(47,400)
Unisys Corp.*	2,498	(49,935)
Convergys Corp.	2,040	(52,000)
Monolithic Power Systems, Inc.	1,270	(64,402)
CommVault Systems, Inc.*	3,923	(166,374)
Integrated Device Technology, Inc.*	8,456	(183,495)
Cirrus Logic, Inc.*	5,504	(187,301)
Electronics for Imaging, Inc.*	4,334	(188,572)
Cognizant Technology Solutions Corp. — Class A*	3,159	(192,983)
Akamai Technologies, Inc.*	2,784	(194,379)
Intuit, Inc.	1,958	(197,308)
Ultimate Software Group, Inc.*	1,227	(201,645)
Allscripts Healthcare Solutions, Inc.*	15,853	(216,869)
Dealertrack Technologies, Inc.*	4,795	(301,078)
Adobe Systems, Inc.*	4,056	(328,576)
Fortinet, Inc.*	8,228	(340,063)
Total Technology		(2,935,588)
Communications - (5.0)%
ViaSat, Inc.*	3,132	(188,734)
Ciena Corp.*	8,348	(197,681)
Netflix, Inc.*	340	(223,360)
Facebook, Inc. — Class A*	2,639	(226,334)
Yahoo!, Inc.*	6,490	(254,992)
Expedia, Inc.	2,603	(284,638)
Walt Disney Co.	2,693	(307,379)
Nielsen N.V.	7,284	(326,105)
Priceline Group, Inc.*	389	(447,883)
Amazon.com, Inc.*	1,370	(594,703)
Total Communications		(3,051,809)
Consumer, Non-cyclical - (7.8)%
Bluebird Bio, Inc.*	255	(42,934)
Insperity, Inc.	1,008	(51,307)
Esperion Therapeutics, Inc.*	1,231	(100,647)
Medivation, Inc.*	1,011	(115,456)
TESARO, Inc.*	2,107	(123,870)
Clovis Oncology, Inc.*	1,569	(137,884)
ACADIA Pharmaceuticals, Inc.*	3,295	(137,995)
Ligand Pharmaceuticals, Inc. — Class B*	1,520	(153,368)
AMAG Pharmaceuticals, Inc.*	2,322	(160,357)
Repligen Corp.*	3,989	(164,626)
Halozyme Therapeutics, Inc.*	7,962	(179,782)
McGraw Hill Financial, Inc.	1,807	(181,513)
ABIOMED, Inc.*	2,791	(183,452)
Impax Laboratories, Inc.*	4,177	(191,808)
Regeneron Pharmaceuticals, Inc.*	381	(194,360)
Celgene Corp.*	1,760	(203,694)
Gartner, Inc.*	2,394	(205,357)
Monro Muffler Brake, Inc.	3,405	(211,655)
Ultragenyx Pharmaceutical, Inc.*	2,086	(213,586)
WhiteWave Foods Co. — Class A*	4,571	(223,430)
Equifax, Inc.	2,877	(279,328)
HMS Holdings Corp.*	16,833	(289,023)
Moody's Corp.	2,889	(311,897)
Sagent Pharmaceuticals, Inc.*	13,010	(316,273)
Align Technology, Inc.*	7,170	(449,631)
Total Consumer, Non-cyclical		(4,823,233)
Basic Materials - (9.1)%
Newmont Mining Corp.	1,154	(26,958)
Stillwater Mining Co.*	13,239	(153,440)
HB Fuller Co.	4,492	(182,465)
Minerals Technologies, Inc.	2,758	(187,903)
Rayonier Advanced Materials, Inc.	13,228	(215,087)
Compass Minerals International, Inc.	2,851	(234,181)
Valspar Corp.	2,973	(243,251)
Praxair, Inc.	2,546	(304,374)
Sensient Technologies Corp.	5,277	(360,630)
PolyOne Corp.	9,347	(366,122)
Eastman Chemical Co.	4,512	(369,172)
Ecolab, Inc.	3,465	(391,788)
Allegheny Technologies, Inc.	14,674	(443,155)
Ashland, Inc.	3,995	(486,990)
Royal Gold, Inc.	8,797	(541,807)
Cytec Industries, Inc.	8,969	(542,894)
RPM International, Inc.	11,852	(580,392)
Total Basic Materials		(5,630,609)
Industrial - (10.3)%
Tetra Tech, Inc.	2,032	(52,101)
SunPower Corp. — Class A*	2,174	(61,763)
Rockwell Collins, Inc.	1,935	(178,697)
LSB Industries, Inc.*	4,497	(183,657)
Graco, Inc.	2,649	(188,159)
Allegion plc	3,190	(191,847)
Headwaters, Inc.*	10,591	(192,968)
Zebra Technologies Corp. — Class A*	1,766	(196,114)
J.B. Hunt Transport Services, Inc.	2,500	(205,225)
Nordson Corp.	2,860	(222,765)
AECOM*	6,813	(225,374)
TASER International, Inc.*	6,866	(228,706)
AO Smith Corp.	3,230	(232,495)
Lennox International, Inc.	2,204	(237,349)
CLARCOR, Inc.	3,915	(243,670)
TimkenSteel Corp.	9,580	(258,564)
Sealed Air Corp.	5,196	(266,971)
United Parcel Service, Inc. — Class B	2,848	(276,000)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (76.3)% (continued)
Industrial - (10.3)% (continued)
AMETEK, Inc.	5,583	$(305,837)
Stericycle, Inc.*	2,369	(317,233)
Roper Technologies, Inc.	1,842	(317,671)
Fortune Brands Home & Security, Inc.	7,704	(352,997)
Carlisle Companies, Inc.	3,598	(360,232)
KBR, Inc.	26,819	(522,434)
Louisiana-Pacific Corp.*	32,005	(545,045)
Total Industrial		(6,363,874)
Consumer, Cyclical - (16.4)%
Kate Spade & Co.*	8,318	(179,170)
Titan International, Inc.	17,793	(191,097)
Gentherm, Inc.*	3,494	(191,855)
Polaris Industries, Inc.	1,352	(200,245)
Tempur Sealy International, Inc.*	3,086	(203,367)
Texas Roadhouse, Inc. — Class A	5,528	(206,913)
Steven Madden Ltd.*	4,850	(207,483)
Signet Jewelers Ltd.	1,673	(214,546)
Standard Pacific Corp.*	25,299	(225,414)
Carter's, Inc.	2,162	(229,821)
Johnson Controls, Inc.	5,140	(254,584)
G-III Apparel Group Ltd.*	3,665	(257,833)
Papa John's International, Inc.	3,444	(260,401)
Lithia Motors, Inc. — Class A	2,430	(274,979)
Scotts Miracle-Gro Co. — Class A	4,743	(280,833)
Yum! Brands, Inc.	3,197	(287,986)
Harman International Industries, Inc.	2,425	(288,429)
Hanesbrands, Inc.	8,891	(296,248)
Brunswick Corp.	5,957	(302,973)
O'Reilly Automotive, Inc.*	1,370	(309,593)
Marriott International, Inc. — Class A	4,202	(312,587)
Mattel, Inc.	12,465	(320,226)
DR Horton, Inc.	12,199	(333,765)
NIKE, Inc. — Class B	3,220	(347,824)
Cheesecake Factory, Inc.	6,437	(351,042)
Cabela's, Inc.*	7,459	(372,801)
Dunkin' Brands Group, Inc.	7,298	(401,390)
Domino's Pizza, Inc.	3,560	(403,704)
Panera Bread Co. — Class A*	2,497	(436,400)
Tractor Supply Co.	5,063	(455,366)
Skechers U.S.A., Inc. — Class A*	4,553	(499,874)
Fastenal Co.	12,038	(507,763)
LKQ Corp.*	16,942	(512,411)
Total Consumer, Cyclical		(10,118,923)
Financial - (16.5)%
Waddell & Reed Financial, Inc. — Class A	624	(29,521)
Janus Capital Group, Inc.	1,746	(29,891)
T. Rowe Price Group, Inc.	394	(30,626)
Artisan Partners Asset Management, Inc. — Class A	665	(30,896)
Affiliated Managers Group, Inc.*	208	(45,469)
CoreLogic, Inc.*	1,376	(54,613)
General Growth Properties, Inc.	3,843	(98,611)
Regency Centers Corp.	1,684	(99,322)
Kimco Realty Corp.	4,419	(99,604)
Brixmor Property Group, Inc.	4,382	(101,356)
CBRE Group, Inc. — Class A*	4,945	(182,965)
UDR, Inc.	5,791	(185,486)
Tanger Factory Outlet Centers, Inc.	5,927	(187,886)
National Retail Properties, Inc.	5,578	(195,286)
United Bankshares, Inc.	5,101	(205,213)
Medical Properties Trust, Inc.	16,016	(209,970)
Alexandria Real Estate Equities, Inc.	2,508	(219,350)
BioMed Realty Trust, Inc.	11,427	(220,998)
Kilroy Realty Corp.	3,326	(223,341)
Senior Housing Properties Trust	12,886	(226,149)
FirstMerit Corp.	10,896	(226,964)
MB Financial, Inc.	6,610	(227,648)
Arthur J Gallagher & Co.	4,821	(228,033)
First Niagara Financial Group, Inc.	24,826	(234,357)
Glacier Bancorp, Inc.	8,093	(238,096)
Invesco Ltd.	6,364	(238,586)
Sovran Self Storage, Inc.	2,922	(253,951)
Ventas, Inc.	4,282	(265,869)
Cousins Properties, Inc.	25,630	(266,039)
MarketAxess Holdings, Inc.	2,903	(269,311)
Northwest Bancshares, Inc.	21,644	(277,476)
EPR Properties	5,089	(278,776)
Financial Engines, Inc.	6,760	(287,165)
SVB Financial Group*	2,016	(290,264)
Valley National Bancorp	28,634	(295,217)
AvalonBay Communities, Inc.	1,882	(300,875)
FNB Corp.	21,382	(306,190)
Simon Property Group, Inc.	1,795	(310,571)
Federal Realty Investment Trust	2,850	(365,057)
Public Storage	2,010	(370,584)
Texas Capital Bancshares, Inc.*	5,988	(372,693)
Kite Realty Group Trust	15,705	(384,301)
Morgan Stanley	15,642	(606,753)
Goldman Sachs Group, Inc.	3,021	(630,755)
Total Financial		(10,202,084)
Total Common Stock Sold Short
(Proceeds $47,660,217)		(47,095,530)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (0.6)%
SPDR S&P Biotech ETF	1,400	(353,136)
Total Exchange-Traded Funds Sold Short
(Proceeds $336,731)		(353,136)

CLOSED-END FUNDS SOLD SHORT† - (0.3)%
Herzfeld Caribbean Basin Fund, Inc.	18,290	(172,932)
Total Closed-End Funds Sold Short
(Proceeds $196,758)		(172,932)
Total Securities Sold Short- (77.4)%
(Proceeds $48,193,706)		$(47,621,598)
Other Assets & Liabilities, net - 86.7%		53,472,705
Total Net Assets - 100.0%		$61,643,539

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Units	Unrealized Gain (Loss)
OTC TOTAL RETURN SWAP AGREEMENTS††
Morgan Stanley February 2016 Alpha Opportunity Short Custom Basket Swap, Terminating 02/03/16[1] (Notional Value $33,311,061)	362,392	$410,532
Morgan Stanley February 2016 Alpha Opportunity Short Custom Basket Swap, Terminating 02/03/16[2] (Notional Value $31,877,361)	872,447	$(1,686,715)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[2]
Community Health Systems, Inc.*	8,086	$70,121
Tenet Healthcare Corp.*	6,655	44,728
Valero Energy Corp.	7,374	20,099
DST Systems, Inc.	2,148	18,683
Comerica, Inc.	5,446	15,991
Telephone & Data Systems, Inc.	10,776	12,369
EMCOR Group, Inc.	7,418	11,506
JPMorgan Chase & Co.	5,262	11,125
Mack-Cali Realty Corp.	12,404	10,431
Buckle, Inc.	4,447	9,882
Atlantic Tele-Network, Inc.	6,957	9,084
Progressive Corp.	12,201	8,712
WR Berkley Corp.	3,921	7,047
Diebold, Inc.	7,221	5,478
Express Scripts Holding Co.*	3,734	4,634
Mosaic Co.	6,652	3,335
Time, Inc.	8,723	2,775
Kroger Co.	7,113	226
General Mills, Inc.	3,343	90
Windstream Holdings, Inc.	1	(3)
Moog, Inc. — Class A*	2,671	(451)
CR Bard, Inc.	1,448	(1,257)
Alaska Air Group, Inc.	3,307	(1,775)
AES Corp.	25,549	(2,124)
Thermo Fisher Scientific, Inc.	2,461	(2,300)
Everest Re Group Ltd.	1,790	(2,590)
State Street Corp.	2,546	(3,033)
Northrop Grumman Corp.	1,777	(3,385)
Bank of New York Mellon Corp.	5,406	(4,043)
DENTSPLY International, Inc.	7,165	(4,095)
Quanta Services, Inc.*	7,746	(4,764)
Southwest Gas Corp.	5,439	(5,755)
CIRCOR International, Inc.	3,374	(5,860)
Textron, Inc.	4,041	(7,605)
GATX Corp.	4,079	(9,188)
Juniper Networks, Inc.	7,204	(9,806)
QEP Resources, Inc.	11,927	(11,078)
Franklin Resources, Inc.	3,706	(11,161)
Symantec Corp.	8,349	(11,225)
Valmont Industries, Inc.	1,543	(11,453)
Tesoro Corp.	2,206	(11,741)
Applied Materials, Inc.	15,867	(11,797)
FedEx Corp.	1,805	(11,817)
Air Methods Corp.*	4,428	(11,931)
Kimberly-Clark Corp.	2,260	(12,453)
Caterpillar, Inc.	4,028	(12,485)
Actuant Corp. — Class A	7,699	(12,600)
Fidelity National Information Services, Inc.	5,322	(12,924)
Chubb Corp.	2,832	(12,998)
The Gap, Inc.	11,332	(13,027)
PAREXEL International Corp.*	3,779	(13,182)
Dover Corp.	2,786	(13,568)
First Solar, Inc.*	1,580	(13,626)
L-3 Communications Holdings, Inc.	1,815	(13,820)
Altria Group, Inc.	7,045	(17,487)
Cisco Systems, Inc.	8,469	(18,047)
Sysco Corp.	10,667	(19,391)
Procter & Gamble Co.	6,053	(19,487)
Western Union Co.	13,172	(20,100)
National Oilwell Varco, Inc.	7,054	(20,548)
Clean Harbors, Inc.*	6,641	(21,341)
General Motors Co.	12,178	(21,997)
Computer Sciences Corp.	8,738	(22,424)
American Airlines Group, Inc.	3,870	(22,604)
Consolidated Edison, Inc.	4,209	(23,077)
News Corp. — Class A*	21,585	(23,282)
Waste Management, Inc.	6,620	(23,380)
Johnson & Johnson	4,005	(23,538)
Cummins, Inc.	2,400	(25,022)
Hess Corp.	8,182	(26,481)
Avon Products, Inc.	44,625	(29,098)
Iridium Communications, Inc.*	24,926	(31,194)
Vishay Intertechnology, Inc.	24,962	(31,309)
Allstate Corp.	8,019	(31,517)
United States Steel Corp.	9,075	(31,836)
Fossil Group, Inc.*	3,181	(32,567)
Murphy Oil Corp.	12,091	(33,334)
Agilent Technologies, Inc.	10,878	(33,430)
ADT Corp.	8,464	(33,773)
Apache Corp.	6,267	(34,301)
Regal Beloit Corp.	4,675	(34,372)
Teradata Corp.*	10,091	(36,043)
Southwest Airlines Co.	6,048	(36,843)
Devon Energy Corp.	5,637	(38,760)
Travelers Companies, Inc.	5,334	(40,893)
CA, Inc.	19,337	(44,585)
Pinnacle West Capital Corp.	8,055	(48,148)
CenterPoint Energy, Inc.	24,753	(52,458)
Archer-Daniels-Midland Co.	17,860	(59,542)
Western Digital Corp.	3,692	(70,383)
Public Service Enterprise Group, Inc.	17,900	(71,540)
Xerox Corp.	61,860	(72,493)
Corning, Inc.	29,689	(74,814)
Ameren Corp.	19,463	(74,848)
Entergy Corp.	10,642	(75,405)
CenturyLink, Inc.	13,940	(77,685)
Chesapeake Energy Corp.	20,946	(82,731)
Total Long Swap Holdings		(1,686,715)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[1]
SunCoke Energy, Inc.	(18,092)	$63,782
Autodesk, Inc.*	(7,377)	60,896
SL Green Realty Corp.	(3,867)	49,167
Air Products & Chemicals, Inc.	(3,555)	41,843
Kinder Morgan, Inc.	(8,659)	37,756
FMC Corp.	(8,031)	37,337
Health Care REIT, Inc.	(5,434)	32,497
CarMax, Inc.*	(7,204)	30,429
Eagle Materials, Inc.	(4,534)	28,031
Extra Space Storage, Inc.	(5,585)	27,976
Essex Property Trust, Inc.	(1,883)	23,628
NRG Energy, Inc.	(7,744)	22,444
BlackRock, Inc. — Class A	(921)	21,689
Martin Marietta Materials, Inc.	(4,519)	21,523
Vulcan Materials Co.	(5,468)	21,416
Wabtec Corp.	(3,539)	20,849
International Flavors & Fragrances, Inc.	(3,326)	20,132
Douglas Emmett, Inc.	(7,171)	18,940
Taubman Centers, Inc.	(2,791)	15,239
Sherwin-Williams Co.	(1,192)	13,940
Intercontinental Exchange, Inc.	(1,096)	13,536
Eaton Corporation plc	(2,582)	13,436
AmerisourceBergen Corp. — Class A	(2,214)	13,268
Gentex Corp.	(10,755)	11,547
Post Properties, Inc.	(3,299)	10,165
Starwood Hotels & Resorts Worldwide, Inc.	(2,868)	9,339
Bemis Company, Inc.	(4,105)	9,102
LaSalle Hotel Properties	(5,033)	8,958
Parkway Properties, Inc.	(20,282)	8,882
Balchem Corp.	(3,216)	8,182
Visa, Inc. — Class A	(2,718)	7,496
American Tower Corp. — Class A	(2,973)	6,280
FactSet Research Systems, Inc.	(1,140)	6,061
Vertex Pharmaceuticals, Inc.*	(2,544)	4,729
Toro Co.	(2,737)	3,980
Acuity Brands, Inc.	(1,246)	2,402
Airgas, Inc.	(1,896)	(208)
Red Hat, Inc.*	(3,362)	(255)
CME Group, Inc. — Class A	(4,886)	(412)
PPG Industries, Inc.	(2,826)	(586)
Sotheby's	(7,290)	(750)
Lam Research Corp.	(2,384)	(1,397)
HSN, Inc.	(3,240)	(3,296)
SunTrust Banks, Inc.	(11,316)	(4,209)
Newell Rubbermaid, Inc.	(5,698)	(6,136)
AbbVie, Inc.	(3,681)	(6,221)
CF Industries Holdings, Inc.	(3,435)	(6,879)
Mobile Mini, Inc.	(4,739)	(9,231)
Skyworks Solutions, Inc.	(2,138)	(9,407)
People's United Financial, Inc.	(23,853)	(19,260)
Webster Financial Corp.	(9,358)	(20,579)
Signature Bank*	(2,691)	(22,500)
Associated Banc-Corp.	(21,240)	(23,571)
Under Armour, Inc. — Class A*	(4,531)	(30,477)
Men's Wearhouse, Inc.	(3,879)	(30,826)
New York Community Bancorp, Inc.	(33,094)	(31,422)
TripAdvisor, Inc.*	(6,172)	(32,737)
Bank of the Ozarks, Inc.	(10,322)	(37,928)
Starbucks Corp.	(10,661)	(38,056)
Total Short Swap Holdings		410,532

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Total Return is based on the return of the basket of short securities +/- financing at a variable rate.
[2]	Total Return is based on the return of the basket of long securities +/- financing at a variable rate.
plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 26.2%
Johnson & Johnson	43,421	$4,231,810
Pfizer, Inc.	115,441	3,870,737
Procter & Gamble Co.	48,990	3,832,977
Aetna, Inc.	24,674	3,144,948
Gilead Sciences, Inc.	23,949	2,803,949
HCA Holdings, Inc.*	30,900	2,803,248
Amgen, Inc.	17,470	2,681,994
PepsiCo, Inc.	28,056	2,618,747
Coca-Cola Co.	60,135	2,359,096
Kroger Co.	29,713	2,154,490
Merck & Company, Inc.	36,333	2,068,438
ConAgra Foods, Inc.	42,998	1,879,872
Eli Lilly & Co.	22,503	1,878,775
Kimberly-Clark Corp.	16,805	1,780,826
Medtronic plc	18,905	1,400,861
DaVita HealthCare Partners, Inc.*	17,326	1,376,897
Mondelez International, Inc. — Class A	31,869	1,311,091
ADT Corp.	37,245	1,250,315
Biogen, Inc.*	3,063	1,237,268
Bristol-Myers Squibb Co.	17,940	1,193,728
Baxter International, Inc.	15,126	1,057,761
ManpowerGroup, Inc.	11,106	992,654
AbbVie, Inc.	14,460	971,567
Colgate-Palmolive Co.	13,761	900,107
MasterCard, Inc. — Class A	9,358	874,786
RR Donnelley & Sons Co.	48,392	843,473
Molson Coors Brewing Co. — Class B	11,656	813,705
Kellogg Co.	11,024	691,205
Dr Pepper Snapple Group, Inc.	8,608	627,523
Avon Products, Inc.	90,318	565,391
Total Consumer, Non-cyclical		54,218,239
Technology - 16.1%
Apple, Inc.	66,195	8,302,507
Microsoft Corp.	92,991	4,105,553
International Business Machines Corp.	17,378	2,826,705
Xerox Corp.	190,078	2,022,430
Intel Corp.	65,372	1,988,290
QUALCOMM, Inc.	27,499	1,722,262
EMC Corp.	60,799	1,604,485
Computer Sciences Corp.	23,201	1,522,914
Applied Materials, Inc.	67,162	1,290,854
CA, Inc.	38,615	1,131,033
NetApp, Inc.	32,594	1,028,667
NCR Corp.*	31,382	944,598
Accenture plc — Class A	9,284	898,506
Hewlett-Packard Co.	29,788	893,938
Pitney Bowes, Inc.	41,551	864,676
Micron Technology, Inc.*	42,693	804,336
Teradyne, Inc.	32,810	632,905
Western Digital Corp.	8,050	631,281
Total Technology		33,215,940
Industrial - 15.8%
General Electric Co.	126,567	3,362,885
Corning, Inc.	121,137	2,390,033
Thermo Fisher Scientific, Inc.	16,625	2,157,260
Boeing Co.	15,125	2,098,140
United Technologies Corp.	17,854	1,980,544
Union Pacific Corp.	16,599	1,583,047
FedEx Corp.	8,919	1,519,798
Parker-Hannifin Corp.	11,955	1,390,725
Deere & Co.	13,498	1,309,981
Agilent Technologies, Inc.	32,686	1,261,026
3M Co.	8,115	1,252,145
Honeywell International, Inc.	11,969	1,220,479
Stanley Black & Decker, Inc.	11,224	1,181,214
Norfolk Southern Corp.	12,879	1,125,109
CSX Corp.	33,604	1,097,171
Raytheon Co.	11,178	1,069,511
Emerson Electric Co.	17,711	981,721
Timken Co.	25,795	943,323
Dover Corp.	12,558	881,320
AGCO Corp.	14,380	816,496
Cummins, Inc.	5,969	783,073
Ryder System, Inc.	8,928	780,039
Vishay Intertechnology, Inc.	58,513	683,432
Eaton Corporation plc	9,106	614,564
Total Industrial		32,483,036
Financial - 12.6%
JPMorgan Chase & Co.	75,312	5,103,141
Wells Fargo & Co.	64,622	3,634,342
Principal Financial Group, Inc.	46,243	2,371,803
Travelers Companies, Inc.	23,756	2,296,255
Allstate Corp.	32,283	2,094,198
Ameriprise Financial, Inc.	12,251	1,530,517
Capital One Financial Corp.	16,082	1,414,735
Visa, Inc. — Class A	19,403	1,302,912
American Express Co.	14,831	1,152,665
State Street Corp.	14,825	1,141,525
Chubb Corp.	11,770	1,119,798
Progressive Corp.	39,370	1,095,667
PNC Financial Services Group, Inc.	10,893	1,041,915
U.S. Bancorp	15,036	652,562
Total Financial		25,952,035
Consumer, Cyclical - 9.2%
Wal-Mart Stores, Inc.	50,594	3,588,631
CVS Health Corp.	30,754	3,225,480
Ford Motor Co.	113,491	1,703,500
Target Corp.	20,258	1,653,661
Home Depot, Inc.	13,781	1,531,483
Macy's, Inc.	19,468	1,313,506
The Gap, Inc.	34,378	1,312,208
Costco Wholesale Corp.	9,183	1,240,256
Delta Air Lines, Inc.	25,335	1,040,762
Kohl's Corp.	16,269	1,018,602
Ingram Micro, Inc. — Class A*	25,002	625,800
Lowe's Companies, Inc.	9,233	618,334
Total Consumer, Cyclical		18,872,223
Energy - 8.9%
Chevron Corp.	35,775	3,451,214
Valero Energy Corp.	49,344	3,088,935
ConocoPhillips	39,306	2,413,781
Marathon Oil Corp.	68,765	1,825,023
Hess Corp.	26,608	1,779,543

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 8.9% (continued)
EOG Resources, Inc.	15,802	$1,383,465
Schlumberger Ltd.	13,694	1,180,286
Occidental Petroleum Corp.	14,492	1,127,043
Phillips 66	10,799	869,967
Cameron International Corp.*	11,936	625,088
First Solar, Inc.*	12,116	569,210
Total Energy		18,313,555
Communications - 8.2%
Google, Inc. — Class A*	6,408	3,460,576
Cisco Systems, Inc.	106,166	2,915,318
Verizon Communications, Inc.	44,150	2,057,832
Walt Disney Co.	17,861	2,038,655
AT&T, Inc.	50,565	1,796,069
Viacom, Inc. — Class B	23,042	1,489,435
CenturyLink, Inc.	41,853	1,229,641
Facebook, Inc. — Class A*	13,375	1,147,107
Motorola Solutions, Inc.	14,419	826,785
Total Communications		16,961,418
Utilities - 2.9%
Entergy Corp.	44,903	3,165,662
Consolidated Edison, Inc.	26,227	1,518,019
CenterPoint Energy, Inc.	66,579	1,266,998
Total Utilities		5,950,679
Total Common Stocks
(Cost $207,144,815)		205,967,125

SHORT TERM INVESTMENTS† - 0.2%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%	442,996	442,996
Total Short Term Investments
(Cost $442,996)		442,996
Total Investments - 100.1%
(Cost $207,587,811)		$206,410,121
Other Assets & Liabilities, net - (0.1)%		(307,086)
Total Net Assets - 100.0%		$206,103,035

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 0.2%
Consumer Discretionary - 0.2%
Travelport, LLC*	173,074	$2,384,959
Basic Materials - 0.0%
Mirabela Nickel Ltd.*	4,755,634	421,908
Total Common Stocks
(Cost $5,020,574)		2,806,867

SHORT TERM INVESTMENTS† - 2.9%
Federated U.S. Treasury Cash Reserve Fund 0.00%	47,948,151	47,948,151
Total Short Term Investments
(Cost $47,948,151)		47,948,151

		Face Amount
SENIOR FLOATING RATE INTERESTS††,3,5- 70.7%
Industrial - 14.4%
Amber Bidco Foster + Partners
4.77% due 06/30/21†††,1		$10,480,000	10,298,696
5.07% due 06/30/21†††,1	GBP	3,500,000	5,404,541
Transdigm, Inc.
3.50% due 05/14/22		10,064,512	9,921,898
3.75% due 06/04/21		4,016,863	3,981,273
Multiplan, Inc.
3.75% due 03/31/21		13,571,429	13,479,279
Gates Global, Inc.
4.25% due 07/05/21		13,682,832	13,460,486
Flakt Woods
2.63% due 03/20/17†††,1	EUR	12,183,214	13,354,873
Brickman Group Holdings, Inc.
4.00% due 12/18/20		12,432,943	12,339,696
US Infrastructure Corp.
4.00% due 07/10/20		12,107,234	12,031,564
DAE Aviation
5.25% due 06/24/22		8,850,000	8,827,875
Rexnord LLC/ RBS Global, Inc.
4.00% due 08/21/20		8,253,000	8,222,051
Crosby Worldwide
3.75% due 11/23/20		8,403,127	7,951,458
Thermasys Corp.
5.25% due 05/03/19		6,526,406	6,507,349
CareCore National LLC
5.50% due 03/05/21		6,444,307	6,455,069
Hardware Holdings LLC
6.75% due 03/30/20		6,203,125	6,032,539
CPM Holdings, Inc.
6.00% due 04/11/22		5,800,000	5,807,250
Mitchell International, Inc.
8.50% due 10/11/21		3,050,000	3,039,325
4.50% due 10/13/20		2,757,373	2,750,480
SIRVA Worldwide, Inc.
7.50% due 03/27/19		5,694,761	5,708,998
Doncasters Group Ltd.
9.50% due 10/09/20		3,834,483	3,815,310
4.50% due 04/09/20		1,424,325	1,421,662
Connolly Corp.
4.50% due 05/14/21		4,950,000	4,957,722
Berlin Packaging LLC
4.50% due 10/01/21		4,920,835	4,919,309
Mast Global
8.75% due 09/12/19†††,1		4,654,661	4,621,544
Power Borrower, LLC
4.25% due 05/06/20		2,918,802	2,911,505
8.25% due 11/06/20		1,670,000	1,644,950
Knowledge Learning Corp.
5.25% due 03/18/21		3,505,625	3,511,479
Ceva Logistics US Holdings
6.50% due 03/19/21		3,735,961	3,487,258
Goodpack Ltd.
4.75% due 09/09/21		3,462,758	3,367,532
NVA Holdings, Inc.
4.75% due 08/14/21		3,283,521	3,284,900
syncreon
5.25% due 10/28/20		3,743,000	3,150,371
Sabre, Inc.
4.00% due 02/19/19		2,914,667	2,907,993
NANA Development Corp.
8.00% due 03/15/18[1]		2,805,000	2,734,875
Ceva Group plc (United Kingdom)
6.50% due 03/19/21		2,600,985	2,427,838
due 03/19/19[2]		360,000	305,407
Learning Care Group (US), Inc.
5.00% due 05/05/21		2,723,996	2,728,246
GYP Holdings III Corp.
4.75% due 04/01/21		2,772,000	2,665,749
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21		2,708,571	2,528,262
SI Organization
5.75% due 11/22/19		2,294,171	2,302,063
Tank Holdings Corp.
5.25% due 03/16/22		1,939,130	1,941,554
Constantinople Acquisition GmbH
4.75% due 04/30/22		1,544,587	1,545,560
4.75% due 04/29/22		300,788	300,977
Quikrete Holdings, Inc.
4.00% due 09/28/20		1,750,000	1,749,265
Travelport Holdings LLC
5.75% due 09/02/21		1,745,614	1,747,482
GCA Services Group, Inc.
4.29% due 11/01/19		1,666,422	1,656,007
Nord Anglia Education Finance LLC
5.00% due 03/31/21		1,633,500	1,632,487
Element Materials Technology
5.00% due 08/06/21		1,508,070	1,507,135
Braas Monier Buildings Group
3.94% due 10/15/20	EUR	1,216,837	1,359,165
Dematic S.A.
4.25% due 12/27/19		1,344,617	1,337,894
Univision Communications, Inc.
4.00% due 03/01/20		1,288,834	1,278,253
Camp Systems International
8.25% due 11/29/19		1,150,000	1,150,000

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

		Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3,5- 70.7% (continued)
Industrial - 14.4% (continued)
SIG Onex Wizard Acquisition
4.25% due 03/11/22		$1,150,000	$1,147,988
Waste Industries USA, Inc.
4.25% due 02/27/20		897,750	899,438
Wencor (Jazz Acq)
3.69% due 06/19/19		964,615	874,906
Berry Plastics Corp.
3.75% due 01/06/21		815,500	812,613
AlliedBarton Security Services LLC
4.25% due 02/12/21		698,323	697,017
Pro Mach Group, Inc.
4.75% due 10/22/21		625,000	625,781
Wireco Worldgroup, Inc.
6.00% due 02/15/17		459,758	458,323
Ceva Logistics Canada, ULC
6.50% due 03/19/21		466,995	435,907
Omnitracs, Inc.
8.75% due 05/25/21		350,000	343,291
Hunter Fan Co.
6.50% due 12/20/17[1]		220,139	217,937
Total Safety U.S., Inc.
9.25% due 09/11/20		59,750	47,601
Total Industrial			239,035,256
Technology - 12.7%
Epicor Software
4.75% due 06/01/22		18,800,000	18,732,885
TIBCO Software, Inc.
6.50% due 12/04/20		16,865,250	16,838,941
Deltek, Inc.
5.00% due 06/25/22		15,799,733	15,800,930
The Active Network, Inc.
5.50% due 11/13/20		12,109,882	11,928,235
Informatica Corp.
4.50% due 06/03/22		10,600,000	10,570,214
Infor, Inc.
3.75% due 06/03/20		10,506,872	10,351,045
Greenway Medical Technologies
6.00% due 11/04/20[1]		9,850,000	9,850,000
Telx Group
4.50% due 04/09/20		9,028,014	8,982,874
7.50% due 04/09/21		600,000	600,000
GlobalLogic Holdings, Inc.
6.25% due 05/31/19		9,603,750	9,579,741
Micro Focus International plc
5.25% due 11/19/21		9,063,529	9,071,596
Advanced Computer Software
6.50% due 03/18/22		6,483,750	6,459,436
10.50% due 01/31/23		2,200,000	2,134,000
LANDesk Group, Inc.
5.00% due 02/25/20		8,341,788	8,314,010
Sabre, Inc.
4.00% due 02/19/19		8,256,447	8,243,567
Go Daddy Operating Company, LLC
4.25% due 05/13/21		7,872,160	7,873,420
Sensata Technologies
3.00% due 10/14/21		7,843,750	7,856,378
Aspect Software, Inc.
7.25% due 05/09/16		7,733,099	7,636,435
Banca Civica (UK) - Chambertin
4.78% due 08/12/20†††,1	GBP	3,800,000	5,843,903
EIG Investors Corp.
5.00% due 11/08/19		5,354,955	5,328,180
CDW LLC
3.25% due 04/29/20		4,887,531	4,842,957
American Builders & Contractors Supply Co., Inc.
3.50% due 04/16/20		4,247,418	4,225,119
Wall Street Systems
4.50% due 04/30/21		4,191,228	4,183,390
Sophos
5.00% due 01/29/21		3,414,125	3,419,451
Eze Castle Software, Inc.
7.25% due 04/05/21		1,441,176	1,405,147
4.00% due 04/06/20		990,006	985,056
CCC Information Services, Inc.
4.00% due 12/20/19		1,800,070	1,786,569
First Data Corp.
4.19% due 03/24/21		1,199,869	1,201,117
3.69% due 09/24/18		400,000	398,572
Sparta Holding Corp.
6.50% due 07/28/20†††		1,439,125	1,426,892
Gogo LLC
7.50% due 03/21/18		1,361,568	1,361,568
Applied Systems, Inc.
4.25% due 01/25/21		1,273,583	1,270,399
Sophia, LP
4.00% due 07/19/18		363,703	363,248
Evergreen Skill
5.75% due 04/28/21		987	957
Total Technology			208,866,232
Consumer, Cyclical - 12.3%
Sears Holdings Corp.
5.50% due 06/29/18		15,718,845	15,483,061
Warner Music Group
3.75% due 07/01/20		14,552,862	14,318,705
Party City Holdings, Inc.
4.00% due 07/26/19		13,392,713	13,361,374
BJ's Wholesale Club, Inc.
4.50% due 09/26/19		12,401,119	12,377,061
Petsmart, Inc.
4.25% due 03/11/22		12,000,000	11,967,000
Dollar Tree, Inc.
3.50% due 03/09/22		11,315,984	11,306,592
Ipreo Holdings
4.00% due 08/06/21		8,952,626	8,870,530
Eyemart Express
5.00% due 12/17/21		7,970,000	8,009,850
National Vision, Inc.
4.00% due 03/12/21		8,131,360	7,955,154
Neiman Marcus Group, Inc.
4.25% due 10/25/20		7,907,098	7,852,776

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

		Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3,5- 70.7% (continued)
Consumer, Cyclical - 12.3% (continued)
Smart & Final Stores LLC
4.00% due 11/15/19		$6,460,926	$6,442,060
ServiceMaster Co.
4.25% due 07/01/21		6,219,085	6,214,234
Ceridian Corp.
4.50% due 09/15/20		6,242,260	6,175,968
Acosta, Inc.
4.25% due 09/24/21		6,181,500	6,156,403
Sky Bet
6.50% due 02/25/22	GBP	3,700,000	5,801,221
Pinnacle Foods Corp.
3.00% due 04/29/20		4,987,342	4,961,009
Men's Wearhouse
5.00% due 06/18/21		4,700,000	4,733,276
Ollies Bargain Outlet
4.75% due 09/28/19		4,051,582	4,031,325
Compucom Systems, Inc.
4.25% due 05/11/20		4,263,543	3,943,777
TI Automotive Ltd.
4.25% due 07/02/21		3,900,525	3,894,440
Life Time Fitness
4.25% due 06/10/22		3,800,000	3,769,600
Nassa Midco AS
4.25% due 05/14/21	EUR	3,300,000	3,666,262
Fitness International LLC
5.50% due 07/01/20		3,465,000	3,322,069
Equinox Fitness
5.00% due 01/31/20		3,164,823	3,176,691
Digital Cinema
3.25% due 05/17/21		3,130,147	3,118,409
Capital Automotive LP
6.00% due 04/30/20		2,830,000	2,869,790
California Pizza Kitchen, Inc.
5.25% due 03/29/18		2,901,218	2,856,249
Pinnacle Entertainment, Inc.
3.75% due 08/13/20		2,819,740	2,817,738
TANK & RAST
3.49% due 12/10/19	EUR	2,340,000	2,605,062
Mattress Firm
5.00% due 10/20/21		2,437,750	2,451,962
1-800 Contacts, Inc.
4.25% due 01/29/21		2,337,727	2,330,434
Sterling Intermidiate Corp.
4.50% due 06/20/22		2,125,000	2,114,375
Container Store, Inc.
4.25% due 04/06/19		883,005	867,552
Kate Spade & Co.
4.00% due 04/09/21		585,645	579,056
Advantage Sales & Marketing, Inc.
4.25% due 07/23/21		537,500	534,512
Jacobs Entertainment, Inc.
5.25% due 10/29/18		480,669	478,266
Navistar, Inc.
5.75% due 08/17/17		312,500	312,697
GCA Services Group, Inc.
9.25% due 11/01/20		200,000	199,000
NPC International, Inc.
4.00% due 12/28/18		174,549	172,585
CKX Entertainment, Inc.
9.00% due 06/21/17[1]		145,875	51,056
Interline Brands, Inc.
4.00% due 03/17/21		1,000	989
Total Consumer, Cyclical			202,150,170
Consumer, Non-cyclical - 10.7%
At Home Holding III Corp.
5.00% due 06/03/22		15,500,000	15,422,499
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21		15,311,625	15,370,421
Valeant Pharmaceuticals International, Inc.
4.00% due 04/01/22		9,476,250	9,460,425
3.50% due 08/05/20		4,000,000	3,981,800
Authentic Brands
5.50% due 05/27/21		12,098,333	12,047,883
Performance Food Group
6.25% due 11/14/19		11,781,308	11,796,034
Par Pharmaceuticals
4.25% due 09/30/19		9,502,250	9,492,748
CTI Foods Holding Co. LLC
8.25% due 06/28/21		8,100,000	7,877,250
4.50% due 06/29/20		1,326,375	1,294,874
Dole Food Company, Inc.
4.50% due 11/01/18		8,703,333	8,706,031
Endo Luxembourg Finance Co.
3.75% due 06/13/22		6,800,000	6,812,784
Reddy Ice Holdings, Inc.
6.75% due 05/01/19[1]		4,792,200	4,241,097
10.75% due 10/01/19[1]		2,000,000	1,530,000
American Tire Distributors, Inc.
5.25% due 09/01/21		5,037,422	5,078,376
Taxware Holdings
7.50% due 04/01/22†††,1		5,100,000	5,050,459
Sterigenics Norion Holdings
4.25% due 05/15/22		5,000,000	4,987,500
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19		4,957,819	4,920,635
Physio-Control International, Inc.
5.50% due 06/06/22		4,825,000	4,840,102
Pinnacle Foods Corp.
3.00% due 04/29/20		4,700,000	4,675,842
Alere, Inc.
4.25% due 06/18/22		3,500,000	3,500,385
Nellson Nutraceutical (US)
6.00% due 12/23/21		2,700,193	2,703,568
DJO Finance LLC
4.25% due 06/07/20		2,670,844	2,669,188
Serta Simmons Holdings LLC
4.25% due 10/01/19		2,602,371	2,600,966
Genoa Healthcare
4.50% due 05/02/22		2,600,000	2,596,750

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

		Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3,5- 70.7% (continued)
Consumer, Non-cyclical - 10.7% (continued)
Harvard Drug
5.00% due 08/16/20		$2,388,109	$2,388,109
Nellson Nutraceutical (CAD)
6.00% due 12/23/21		2,329,307	2,332,219
Continental Foods
4.25% due 08/20/21	EUR	2,000,000	2,229,225
Grocery Outlet, Inc.
4.75% due 10/21/21		2,094,737	2,094,716
Post Holdings
3.75% due 06/02/21		2,044,842	2,034,291
Akorn, Inc.
4.50% due 04/16/21		1,985,000	1,986,251
Hostess Brands
6.75% due 04/09/20		1,925,000	1,949,063
AdvancePierre Foods, Inc.
5.75% due 07/10/17		1,447,799	1,449,000
9.50% due 10/10/17		461,000	466,186
NES Global Talent
6.50% due 10/03/19		1,726,927	1,623,312
Catalent Pharma Solutions, Inc.
4.25% due 05/20/21		1,206,379	1,206,379
Aramark Corp.
3.25% due 02/24/21		1,204,750	1,198,509
PPDI
4.00% due 12/05/18		994,898	992,570
Fender Musical Instruments Corp.
5.75% due 04/03/19		984,340	983,523
Rite Aid Corp.
5.75% due 08/21/20		500,000	504,690
Targus Group International, Inc.
14.75% due 05/24/16†††,1		224,203	177,120
Total Consumer, Non-cyclical			175,272,780
Communications - 9.3%
Cartrawler
4.25% due 04/29/21	EUR	17,700,000	19,661,733
Ziggo BV
3.75% due 01/14/22	EUR	12,300,000	13,614,002
Univision Communications, Inc.
4.00% due 02/28/20		13,424,239	13,304,360
Asurion Corp.
4.25% due 07/08/20		6,564,110	6,535,424
5.00% due 05/24/19		3,812,673	3,819,040
Avaya, Inc.
6.25% due 05/29/20		7,396,349	7,140,139
6.50% due 03/30/18		3,223,269	3,203,574
Light Tower Fiber LLC
4.00% due 04/13/20		10,158,098	10,091,460
Scout24 AG
3.75% due 02/12/21	EUR	9,000,000	10,031,410
Zayo Group LLC
3.75% due 05/06/21		8,706,097	8,625,044
Lions Gate Entertainment Corp.
5.00% due 03/11/22		7,780,000	7,770,275
Houghton Mifflin Co.
4.00% due 05/28/21		6,300,000	6,268,500
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20		6,241,115	6,241,115
Springer Science + Business Media SA
4.75% due 08/14/20		6,200,000	6,188,406
Virgin Media Bristol LLC
3.50% due 06/30/23		5,857,895	5,794,454
CBS Outdoor Americas Capital LLC
3.00% due 02/01/21		4,600,000	4,583,486
Gogo LLC
11.25% due 03/21/18[1]		4,218,125	4,365,759
Live Nation Worldwide, Inc.
3.50% due 08/14/20		2,947,500	2,946,262
EMI Music Publishing
3.75% due 06/29/18		2,577,845	2,572,045
Interactive Data Corp.
4.75% due 04/30/21		2,254,669	2,260,306
Internet Brands
4.75% due 07/08/21		2,166,845	2,160,757
Anaren, Inc.
5.50% due 02/18/21		1,576,000	1,568,120
9.25% due 08/18/21		275,000	274,656
Charter Communications Operating, LLC
3.00% due 01/03/21		1,595,929	1,574,847
Cumulus Media, Inc.
4.25% due 12/23/20		1,395,229	1,323,724
Level 3 Communications, Inc.
4.00% due 08/01/19		750,000	750,000
Clientlogic Corp.
7.53% due 01/30/17		250,000	245,418
Total Communications			152,914,316
Financial - 7.9%
National Financial Partners Corp.
4.50% due 07/01/20		14,295,913	14,255,742
HUB International Ltd.
4.00% due 10/02/20		12,571,863	12,469,779
Hyperion Insurance
5.50% due 04/29/22		11,770,500	11,799,926
Transunion Holding Co.
3.75% due 04/09/21		11,848,756	11,735,838
York Risk Services
4.75% due 10/01/21		11,610,453	11,349,218
AssuredPartners
5.00% due 04/02/21		8,893,783	8,888,269
First Data Corp.
3.69% due 03/23/18		8,200,000	8,166,298
Magic Newco, LLC
5.00% due 12/12/18		7,462,912	7,464,778
12.00% due 06/12/19		500,000	543,250
Intertrust Group
8.00% due 04/11/22		3,300,000	3,281,850
4.53% due 04/16/21		2,616,000	2,610,114

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3,5- 70.7% (continued)
Financial - 7.9% (continued)
American Stock Transfer & Trust
5.75% due 06/26/20	$5,754,217	$5,713,477
Expert Global Solutions
8.50% due 04/03/18	4,174,422	4,167,451
7.43% due 04/02/17†††,1	508,333	479,155
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	2,932,536	2,916,055
10.50% due 08/28/19†††	1,300,000	1,291,680
WTG Holdings
4.75% due 01/15/21	4,167,642	4,146,803
Lineage Logistics LLC
4.50% due 04/07/21	4,038,875	3,958,098
Jefferies Finance LLC
4.50% due 05/14/20	3,850,000	3,830,750
Genex Services, Inc.
5.25% due 05/28/21	2,772,000	2,769,699
Fly Leasing Ltd.
3.50% due 08/09/19	2,491,719	2,487,981
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19[1]	1,578,568	1,543,050
9.25% due 06/10/20	194,886	185,629
USI Holdings Corp.
4.25% due 12/27/19	1,385,464	1,382,582
AmWINS Group, LLC
5.25% due 09/06/19	1,094,634	1,103,391
Alliant Holdings I, LLC
5.00% due 12/20/19	861,776	862,854
Hamilton Lane Advisors LLC
4.00% due 02/28/18	169,933	169,720
Total Financial		129,573,437
Basic Materials - 1.8%
Chromaflo Technologies
4.50% due 12/02/19	8,001,286	7,934,635
Zep, Inc.
5.75% due 06/27/22	6,300,000	6,307,875
INEOS US Finance LLC
4.25% due 03/31/22	4,500,000	4,497,750
Reynolds Group Holdings
4.50% due 12/03/18	3,109,251	3,117,677
Ennis-Flint
4.25% due 03/31/21	2,073,750	2,034,867
7.75% due 09/30/21	270,000	253,800
Minerals Technologies, Inc.
3.75% due 05/09/21	2,126,419	2,124,654
Hoffmaster Group, Inc.
5.25% due 05/08/20	945,226	943,648
5.13% due 05/09/19[1]	900,000	819,080
Berry Plastics Corp.
3.50% due 02/07/20	1,080,653	1,074,883
Univar, Inc.
4.25% due 07/01/22	600,000	599,064
Atkore International, Inc.
7.75% due 10/08/21	400,000	374,000
Total Basic Materials		30,081,933
Utilities - 1.2%
Veresen Midstream LP
5.25% due 03/31/22	11,371,895	11,452,408
Panda Temple II Power
7.25% due 04/03/19	4,500,000	4,230,000
Aria Energy Operating LLC
5.00% due 05/27/22	2,400,000	2,403,000
Stonewall
6.50% due 11/12/21	1,550,000	1,565,175
Total Utilities		19,650,583
Energy - 0.4%
PSS Companies
5.50% due 01/28/20	5,682,925	4,546,340
Floatel International Ltd.
6.00% due 06/26/20	3,321,027	2,623,611
Total Energy		7,169,951
Total Senior Floating Rate Interests
(Cost $1,184,481,138)		1,164,714,658

ASSET BACKED SECURITIES†† - 8.8%
Gramercy Real Estate CDO Ltd.
2007-1A, 0.55% due 08/15/56[3,4]	10,933,858	9,984,798
GSAA Home Equity Trust
2006-14, 0.36% due 09/25/36[3]	13,696,542	7,409,884
2007-7, 0.46% due 07/25/37[3]	1,233,850	1,042,283
Cedar Woods CRE CDO Ltd.
2006-1A, 0.45% due 07/25/51	7,146,098	6,572,981
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29[4]	3,672,071	3,632,413
2014-1, 7.50% due 02/15/29[4]	2,705,737	2,725,759
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,7]	6,000,000	5,573,399
GreenPoint Mortgage Funding Trust
2005-HE4, 0.89% due 07/25/30[3]	5,708,629	5,466,395
RAIT CRE CDO I Ltd.
2006-1X, 0.51% due 11/20/46	5,487,822	5,019,162
Triaxx Prime CDO Ltd.
2006-2A, 0.45% due 10/02/39[3,4]	5,332,959	4,995,383
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.45% due 04/25/36[3]	4,300,000	3,930,213
2007-BC1, 0.32% due 02/25/37[3]	900,000	785,364
N-Star REL CDO VIII Ltd.
2006-8A, 0.55% due 02/01/41[3,4]	3,250,000	3,015,025
2006-8A, 0.48% due 02/01/41[3,4]	1,213,441	1,173,155

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 8.8% (continued)
KKR Financial CLO Ltd.
2007-1A, 2.52% due 05/15/21[3,4]	$4,100,000	$4,082,370
Avery
2013-3X, due 01/18/25[7]	4,300,020	3,953,008
Golub Capital Partners Clo 24M Ltd.
2015-24A, 4.02% due 02/05/27[3,4]	3,750,000	3,736,875
Fortress Credit Funding V, LP
2015-5A, 3.93% due 08/15/22[3,4]	3,500,000	3,487,750
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.92% due 10/10/26[3,4]	3,500,000	3,442,950
CIT Mortgage Loan Trust
2007-1, 1.64% due 10/25/37[3,4]	3,400,000	3,245,603
N-Star Real Estate CDO IX Ltd.
0.50% due 02/01/41[1]	3,276,292	3,201,920
Newstar Commercial Loan Funding LLC
2013-1A, 4.83% due 09/20/23[3,4]	2,750,000	2,675,750
2014-1A, 5.02% due 04/20/25[3,4]	250,000	250,000
2013-1A, 5.58% due 09/20/23[3,4]	250,000	248,850
Jasper CLO Ltd.
2005-1A, 1.18% due 08/01/17[3,4]	3,000,000	2,961,000
Treman Park CLO LLC
2015-1A, due 04/20/27[4,7]	3,000,000	2,842,800
Acis CLO Ltd.
2013-2A, 4.13% due 10/14/22[3,4]	1,800,000	1,792,440
2013-1A, 4.78% due 04/18/24[3,4]	1,000,000	1,000,000
ALM XIV Ltd.
2014-14A, 3.72% due 07/28/26[3,4]	2,650,000	2,544,795
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.27% due 08/15/23[3,4]	2,600,000	2,544,620
Lehman XS Trust Series
2006-16N, 0.38% due 11/25/46[3]	3,128,750	2,510,462
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 4.78% due 10/15/26[3,4]	2,500,000	2,386,500
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.33% due 07/25/37[3,4]	2,474,817	2,196,227
GSAMP Trust
2005-HE6, 0.63% due 11/25/35[3]	2,250,000	2,091,247
Symphony CLO Ltd.
2015-10AR, 3.12% due 07/23/23[3,4]	2,000,000	2,000,800
Duane Street CLO IV Ltd.
2007-4A, 2.53% due 11/14/21[3,4]	2,000,000	1,960,400
DIVCORE CLO Ltd.
2013-1A B, 4.08% due 11/15/32	1,600,000	1,596,480
MCF CLO I LLC
2013-1A, 3.83% due 04/20/23[3,4]	1,500,000	1,491,000
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.27% due 12/20/18[3,4]	1,288,000	1,280,401
Grayson CLO Ltd.
2006-1A, 0.69% due 11/01/21[3,4]	1,200,000	1,106,760
Cerberus Onshore II CLO LLC
2014-1A, 4.27% due 10/15/23[3,4]	600,000	572,640
2014-1A, 3.77% due 10/15/23[3,4]	500,000	496,300
Telos Clo Ltd.
2007-2A, 2.48% due 04/15/22[3,4]	1,100,000	1,061,280
Telos CLO Ltd.
2013-3A, 4.52% due 01/17/24[3,4]	1,050,000	1,044,540
Highland Park CDO I Ltd.
2006-1A, 0.59% due 11/25/51[3,4]	1,075,843	1,034,207
ACIS CLO Ltd.
2015-6A, 3.67% due 05/01/27[3,4]	1,000,000	1,001,400
Gramercy Park CLO Ltd.
2014-1AR, 4.32% due 07/17/23[3,4]	1,000,000	1,000,000
Venture XI CLO Ltd.
2015-11AR, 3.23% due 11/14/22[3,4]	1,000,000	997,400
Salus CLO Ltd.
2013-1AN, 6.98% due 03/05/21[3,4]	1,000,000	996,700
COA Summit CLO Ltd.
2014-1A, 4.12% due 04/20/23[3,4]	1,000,000	988,400
Churchill Financial Cayman Ltd.
2007-1A, 2.87% due 07/10/19[3,4]	1,000,000	980,000
NewStar Commercial Loan Trust
2007-1A, 1.58% due 09/30/22[3,4]	500,000	475,200
2007-1A, 2.58% due 09/30/22[3,4]	500,000	464,300
Putnam Structured Product CDO Ltd.
2002-1A, 0.87% due 01/10/38[3,4]	925,107	864,605
ARES XXVI CLO Ltd.
2013-1A, due 04/15/25[4,7]	1,250,000	812,375

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 8.8% (continued)
Shackleton II CLO Ltd.
2012-2A, 4.33% due 10/20/23[3,4]	$750,000	$750,000
Garrison Funding Ltd.
2013-2A, 4.93% due 09/25/23[3,4]	750,000	747,150
Westchester CLO Ltd.
2007-1A, 0.62% due 08/01/22[3,4]	750,000	717,300
Airplanes Pass Through Trust
2001-1A, 0.74% due 03/15/19[3,4]	1,664,372	669,910
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.58% due 07/25/25[3,4]	600,000	580,260
ACA CLO Ltd.
2007-1A, 1.23% due 06/15/22[3,4]	575,000	549,815
New Century Home Equity Loan Trust
2004-4, 0.98% due 02/25/35[3]	583,522	508,301
Pangaea CLO Ltd.
2007-1A, 0.78% due 10/21/21[3,4]	500,000	484,150
Kingsland III Ltd.
2006-3A, 1.88% due 08/24/21[3,4]	500,000	483,600
Westwood CDO I Ltd.
2007-1A, 0.95% due 03/25/21[3,4]	500,000	472,800
Aerco Ltd.
2000-2A, 1.13% due 07/15/25[3]	1,171,921	471,112
Kingsland IV Ltd.
2007-4A, 1.73% due 04/16/21[3,4]	500,000	468,100
MCF CLO III LLC
2014-3A, 3.46% due 01/20/24[3,4]	500,000	459,800
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.49% due 11/14/33[3,4]	429,556	365,123
Tricadia CDO Ltd.
2006-6A, 1.03% due 11/05/41[3,4]	365,769	362,623
Northwind Holdings LLC
2007-1A, 1.06% due 12/01/37[3,4]	376,250	342,388
Eastland CLO Ltd.
2007-1A, 0.68% due 05/01/22[3,4]	350,000	330,260
Asset Backed Securities Corporation Home Equity Loan Trust Series
2004-HE8, 1.24% due 12/25/34[3]	309,602	297,156
TCW Global Project Fund III Ltd.
2005-1A, 1.13% due 09/01/17†††,3,4	265,147	261,435
Drug Royalty Limited Partnership 1
2012-1, 5.53% due 07/15/24[3,4]	251,538	259,968
Black Diamond CLO Delaware Corp.
2005-2A, 2.08% due 01/07/18[3,4]	250,000	243,800
Great Lakes CLO Ltd.
2014-1A, 4.47% due 04/15/25[3,4]	250,000	239,775
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49[4]	181,848	151,170
Cerberus Offshore Levered I, LP
2012-1A, 6.29% due 11/30/18[3,4]	144,344	144,359
Diversified Asset Securitization Holdings II, LP
2000-1A, 0.78% due 09/15/35[3,4]	136,664	134,286
Total Asset Backed Securities
(Cost $141,563,855)		145,241,210

CORPORATE BONDS††,5- 6.7%
Energy - 2.3%
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	6,300,000	6,520,500
CONSOL Energy, Inc.
5.88% due 04/15/22	6,750,000	5,737,500
Ultra Petroleum Corp.
5.75% due 12/15/18	4,680,000	4,492,799
Unit Corp.
6.63% due 05/15/21	4,000,000	3,880,000
FTS International, Inc.
7.78% due 06/15/20[3,4]	2,950,000	2,935,510
6.25% due 05/01/22	1,250,000	918,750
ContourGlobal Power Holdings S.A.
7.12% due 06/01/19[4]	3,500,000	3,666,250
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20	2,750,000	2,392,500
Gibson Energy, Inc.
6.75% due 07/15/21[4]	1,780,000	1,837,850
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.37% due 06/01/20	1,340,000	1,453,900
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[1]	1,375,000	1,031,250
7.75% due 01/15/21[1]	125,000	91,250

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

		Face Amount	Value
CORPORATE BONDS††,5- 6.7% (continued)
Energy - 2.3% (continued)
Precision Drilling Corp.
6.62% due 11/15/20		$1,000,000	$980,000
Exterran Holdings, Inc.
7.25% due 12/01/18		700,000	722,750
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22		850,000	705,500
Total Energy			37,366,309
Financial - 1.3%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22		5,000,000	5,093,750
4.88% due 03/15/19		1,750,000	1,763,125
6.00% due 08/01/20		1,700,000	1,755,250
Kennedy-Wilson, Inc.
5.88% due 04/01/24		6,000,000	5,970,000
Cabot Financial Luxembourg S.A.
6.50% due 04/01/21[4]	GBP	1,300,000	1,947,140
Credit Acceptance Corp.
6.12% due 02/15/21		1,700,000	1,704,250
Ultra Resources, Inc.
4.66% due 10/12/22†††,1		1,800,000	1,502,640
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[4]		650,000	669,500
Fidelity & Guaranty Life Holdings, Inc.
6.37% due 04/01/21[4]		450,000	468,000
LCP Dakota Fund
10.00% due 08/17/15[1]		28,800	28,800
Total Financial			20,902,455
Consumer, Non-cyclical - 1.0%
Tenet Healthcare Corp.
3.79% due 06/15/20[3]		7,000,000	7,061,250
Central Garden & Pet Co.
8.25% due 03/01/18		5,206,000	5,330,944
Vector Group Ltd.
7.75% due 02/15/21		4,440,000	4,750,800
Total Consumer, Non-cyclical			17,142,994
Communications - 0.8%
Level 3 Financing, Inc.
3.91% due 01/15/18[3]		4,210,000	4,231,050
Alcatel-Lucent USA, Inc.
6.75% due 11/15/20[4]		3,000,000	3,172,500
Virgin Media Secured Finance plc
5.38% due 04/15/21[4]		1,620,000	1,668,600
MDC Partners, Inc.
6.75% due 04/01/20[4]		1,000,000	996,250
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[4]		670,000	680,050
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22		600,000	621,000
Avaya, Inc.
7.00% due 04/01/19[4]		610,000	596,275
UPCB Finance VI Ltd.
6.88% due 01/15/22[4]		477,000	508,005
Total Communications			12,473,730
Industrial - 0.7%
CEVA Group plc
7.00% due 03/01/21[4]		5,800,000	5,597,000
BMBG Bond Finance SCA
5.01% due 10/15/20[3,4]	EUR	4,000,000	4,462,289
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[4]		1,525,000	1,532,625
Total Industrial			11,591,914
Diversified - 0.2%
Opal Acquisition, Inc.
8.87% due 12/15/21[4]		3,195,000	3,115,125
HRG Group, Inc.
7.88% due 07/15/19		490,000	516,950
Total Diversified			3,632,075
Basic Materials - 0.2%
TPC Group, Inc.
8.75% due 12/15/20[4]		1,555,000	1,438,375
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1		1,166,383	1,166,383
1.00% due 07/31/44†††,1		25,316	–
Total Basic Materials			2,604,758
Consumer, Cyclical - 0.1%
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[4]		1,000,000	1,081,250
Men's Wearhouse, Inc.
7.00% due 07/01/22		525,000	561,750
Atlas Air Pass Through Trust
7.20% due 01/02/19[1]		51,017	51,910
Total Consumer, Cyclical			1,694,910
Technology - 0.1%
NCR Corp.
6.38% due 12/15/23		800,000	848,000
Utilities - 0.0%
LBC Tank Terminals Holding Netherlands BV
6.87% due 05/15/23[4]		630,000	650,475
Asset Backed Securities - 0.0%
KKR Financial CLO Ltd.
5.27% due 05/15/21		650,000	649,545
Total Corporate Bonds
(Cost $113,577,636)			109,557,165

MORTGAGE BACKED SECURITIES†† - 3.0%
LSTAR Securities Investment Trust
2015-5,2.18% due 04/03/17†††,3,4		9,591,167	9,461,687
2015-4,2.18% due 04/01/20[3,4]		3,905,048	3,861,312

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 3.0% (continued)
IndyMac INDX Mortgage Loan Trust
2005-AR18,0.97% due 10/25/36[3]	$4,699,830	$3,677,739
2006-AR4,0.39% due 05/25/46[3]	3,541,484	2,966,769
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9,1.00% due 11/25/46[3]	4,587,707	3,209,633
2007-OA4,0.92% due 04/25/47[3]	3,692,981	2,703,436
Lehman XS Trust Series
2007-15N,0.44% due 08/25/37[3]	6,968,584	5,569,766
RALI Series Trust
2006-QO10,0.35% due 01/25/37[3]	4,384,373	3,416,610
2006-QO2,0.41% due 02/25/46[3]	4,131,734	1,926,797
AJAX Mortgage Loan Trust
2015-A,3.87% due 11/25/54†††,4	4,128,450	4,112,762
HarborView Mortgage Loan Trust
2005-13,0.47% due 02/19/36[3]	3,953,451	2,955,454
Nomura Resecuritization Trust
2015-4R,0.61% due 03/26/36†††,3,4	3,208,355	2,901,636
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3,0.38% due 07/25/37[3]	3,023,073	2,296,417
Alliance Bancorp Trust
2007-OA1,0.43% due 07/25/37[3]	887,909	587,099
Total Mortgage Backed Securities
(Cost $49,782,643)		49,647,117

COLLATERALIZED MORTGAGE OBLIGATION†† - 2.2%
LSTAR Securities Investment Trust
2014-1,3.28% due 09/01/21[3,4]	8,121,639	8,123,263
Banc of America Funding Ltd.
2013-R1,0.38% due 11/03/41[3,4]	8,576,055	8,044,339
American Home Mortgage Investment Trust
2006-1,0.59% due 03/25/46[3]	7,178,176	5,989,083
HarborView Mortgage Loan Trust
2006-12,0.38% due 01/19/38[3]	4,151,279	3,500,492
Structured Asset Mortgage Investments II Trust
2006-AR1,0.42% due 02/25/36[3]	3,468,845	2,955,935
Nomura Resecuritization Trust
2012-1R,0.63% due 08/27/47[3,4]	2,877,385	2,661,581
GreenPoint Mortgage Funding Trust
2006-AR1,0.48% due 02/25/36[3]	2,936,959	2,372,975
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/46[3,4]	1,232,083	1,191,794
Morgan Stanley Re-REMIC Trust
2010-R5,0.51% due 06/26/36[3,4]	1,363,638	1,016,974
Bear Stearns Mortgage Funding Trust
2007-AR5,0.36% due 06/25/47[3]	910,540	723,322
Total Collateralized Mortgage Obligation
(Cost $36,525,660)		36,579,758

COMMERCIAL PAPER†† - 7.3%
PepsiCo, Inc.
0.06% due 07/21/15[4]	15,000,000	14,999,418
American Water Capital Corp.
0.37% due 07/06/15[4]	15,000,000	14,999,229
Hasbro, Inc.
0.42% due 07/08/15[4]	15,000,000	14,998,775
Ryder System, Inc.
0.36% due 08/04/15	15,000,000	14,994,900
CIGNA Corp.
0.22% due 07/07/15	12,000,000	11,999,560
Reed Elsevier, Inc.
0.35% due 07/07/15	12,000,000	11,999,300
VF Corp.
0.30% due 07/15/15	10,000,000	9,998,833
Sherwin-Williams Co.
0.22% due 07/30/15	10,000,000	9,998,227
AirGas, Inc.
0.46% due 07/21/15	10,000,000	9,997,444
Pall Corp.
0.40% due 07/23/15[4]	5,500,000	5,498,656
Total Commercial Paper
(Cost $119,484,342)		119,484,342
Total Investments - 101.8%
(Cost $1,698,383,999)		$1,675,979,268
Other Assets & Liabilities, net - (1.8)%		(30,416,926)
Total Net Assets - 100.0%		$1,645,562,342

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2015	Net Unrealized Appreciation/(Depreciation)
BNY Mellon	67,100,000	EUR	07/8/15	$75,526,083	$74,831,887	$694,196
BNY Mellon	590,000	AUD	07/8/15	459,651	454,967	4,684
BNY Mellon	12,200,000	GBP	07/8/15	18,697,964	19,169,530	(471,566)
						$227,314

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Security with no rate was unsettled at June 30, 2015.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $240,833,786 (cost $240,212,208), or 14.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	The face amount is denominated in U.S. Dollars unless otherwise noted.
[6]	Zero coupon rate security.
[7]	Residual interest.
plc — Public Limited Company REIT — Real Estate Investment Trust See Sector Classification in Other Information section.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 1.3%
Consumer Discretionary - 1.2%
Travelport, LLC*	98,192	$1,353,086
Metro-Goldwyn-Mayer, Inc.*,††	7,040	555,104
Total Consumer Discretionary		1,908,190
Basic Materials - 0.1%
Mirabela Nickel Ltd.*	1,044,540	92,669
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	2,107	57,679
Energy - 0.0%
Stallion Oilfield Holdings Ltd.*,††	8,257	49,195
Diversified - 0.0%
Leucadia National Corp.	81	1,967
Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*	8	75
Total Common Stocks
(Cost $2,647,959)		2,109,775

PREFERRED STOCKS† - 3.5%
Financial – 2.0%
Morgan Stanley 6.38%	1,246,000	1,171,160
Kemper Corp. 7.38% due 02/27/54	39,000	1,033,500
Aspen Insurance Holdings Ltd.5.95%	1,240,000	1,008,000
Total Financial		3,212,660
Industrial - 1.3%
Seaspan Corp. 6.38% due 04/30/19	80,000	2,020,000
U.S. Shipping Corp.*,†††,3	14,718	11,039
Total Industrial		2,031,039
Consumer Discretionary - 0.2%
Medianews Group, Inc. due *,††	11,074	354,368
Total Preferred Stocks
(Cost $5,673,152)		5,598,067

SHORT TERM INVESTMENTS† - 4.9%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%	7,929,744	7,929,744
Total Short Term Investments
(Cost $7,929,744)		7,929,744

	Face Amount
CORPORATE BONDS††,7–68.6%
Energy -11.8%
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21[3]	$1,450,000	1,058,500
9.25% due 08/15/21[3]	1,100,000	825,000
ContourGlobal Power Holdings S.A.
7.12% due 06/01/19[4,5]	1,750,000	1,833,124
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21	1,090,000	882,900
8.00% due 12/01/20	965,000	839,550
CONSOL Energy, Inc.
5.88% due 04/15/22	950,000	807,500
8.00% due 04/01/23	850,000	806,438
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	1,050,000	1,086,750
5.62% due 03/01/25	450,000	445,500
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	1,750,000	1,452,499
Unit Corp.
6.63% due 05/15/21	1,300,000	1,261,000
FTS International, Inc.
7.78% due 06/15/20[1,5]	700,000	696,562
6.25% due 05/01/22	700,000	514,500
SandRidge Energy, Inc.
8.75% due 06/01/20[5]	750,000	680,625
8.13% due 10/15/22	900,000	384,750
7.50% due 03/15/21	250,000	109,375
Comstock Resources, Inc.
10.00% due 03/15/20[5]	1,250,000	1,127,600
Antero Resources Corp.
5.63% due 06/01/23	800,000	773,000
5.13% due 12/01/22	300,000	283,500
Keane Group Holdings LLC
8.50% due 08/08/19†††,3	987,500	960,344
EP Energy LLC / Everest Acquisition Finance, Inc.
6.38% due 06/15/23	900,000	902,250
Ultra Petroleum Corp.
5.75% due 12/15/18	500,000	480,000
TerraForm Power Operating LLC
5.87% due 02/01/23[5]	400,000	406,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
7.50% due 07/01/21	300,000	314,250
Schahin II Finance Company SPV Ltd.
5.87% due 09/25/22[5]	217,167	86,867
IronGate Energy Services LLC
11.00% due 07/01/18[8]	120,000	84,600
SemGroup, LP
8.75% due 11/15/15†††,3,6	1,300,000	–
Total Energy		19,102,984
Consumer, Non-cyclical -11.5%
Vector Group Ltd.
7.75% due 02/15/21	2,130,000	2,279,099
Central Garden & Pet Co.
8.25% due 03/01/18	2,184,000	2,236,415
ADT Corp.
6.25% due 10/15/21[4]	1,200,000	1,260,000
3.50% due 07/15/22	850,000	769,250
Tenet Healthcare Corp.
3.79% due 06/15/20[1]	1,650,000	1,664,437

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

		Face Amount	Value
CORPORATE BONDS††,7– 68.6% (continued)
Consumer, Non-cyclical - 11.5% (continued)
Valeant Pharmaceuticals International, Inc.
5.50% due 03/01/23[5]		$750,000	$757,500
5.88% due 05/15/23[5]		350,000	358,750
5.37% due 03/15/20[5]		300,000	309,750
Bumble Bee Holdco SCA
9.63% due 03/15/18[5]		1,024,000	1,052,160
FTI Consulting, Inc.
6.00% due 11/15/22		1,000,000	1,042,500
KeHE Distributors LLC / KeHE Finance Corp.
7.62% due 08/15/21[5]		945,000	992,250
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.87% due 10/01/22[5]		950,000	947,625
WEX, Inc.
4.75% due 02/01/23[5]		800,000	772,000
Spectrum Brands, Inc.
5.75% due 07/15/25		600,000	609,000
Halyard Health, Inc.
6.25% due 10/15/22		550,000	576,125
CHS/Community Health Systems, Inc.
5.13% due 08/15/18		500,000	512,500
American Seafoods Group LLC / American Seafoods Finance, Inc.
10.75% due 05/15/16[4,8]		500,000	492,500
DaVita HealthCare Partners, Inc.
5.00% due 05/01/25		450,000	433,125
US Foods, Inc.
8.50% due 06/30/19		395,000	411,788
Hologic, Inc.
5.25% due 07/15/22[5]		350,000	357,438
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[5]		310,000	325,113
CEB, Inc.
5.63% due 06/15/23[5]		200,000	201,000
R&R Ice Cream plc
8.25% due 05/15/20[8]	AUD	200,000	155,473
Total Consumer, Non-cyclical			18,515,798
Financial - 9.9%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[5]		1,600,000	1,597,760
7.37% due 04/01/20[5]		800,000	786,000
American Equity Investment Life Holding Co.
6.63% due 07/15/21[4]		1,350,000	1,427,625
Pacific Premier Bancorp, Inc.
5.75% due 09/03/24[8]		1,250,000	1,290,625
Citigroup, Inc.
6.30% due 12/29/49[1,2]		700,000	683,375
5.95% due 12/31/49[1,2]		450,000	434,340
Kennedy-Wilson, Inc.
5.88% due 04/01/24		1,000,000	995,000
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22		900,000	916,875
JPMorgan Chase & Co.
5.30% due 12/31/49[1,2]		850,000	843,710
Credit Acceptance Corp.
6.12% due 02/15/21		750,000	751,875
Bank of America Corp.
6.10% due 03/12/49[1,2]		700,000	691,250
Wilton Re Finance LLC
5.87% due 03/30/33[1,5]		650,000	674,591
National Financial Partners Corp.
9.00% due 07/15/21[5]		550,000	543,125
DuPont Fabros Technology, LP
5.63% due 06/15/23		550,000	541,750
EPR Properties
5.75% due 08/15/22		450,000	482,566
Lock AS
7.00% due 08/15/21	EUR	400,000	470,536
WP Carey, Inc.
4.00% due 02/01/25		450,000	430,908
Compass Bank
3.88% due 04/10/25		450,000	423,654
Fidelity & Guaranty Life Holdings, Inc.
6.37% due 04/01/21[5]		350,000	364,000
NewStar Financial, Inc.
7.25% due 05/01/20		350,000	359,188
Greystar Real Estate Partners LLC
8.25% due 12/01/22[5]		310,000	327,050
Majid AL Futtaim Holding
7.12% due 12/31/49		300,000	322,548
Cabot Financial Luxembourg S.A.
6.50% due 04/01/21[5]	GBP	200,000	299,560
Quicken Loans, Inc.
5.75% due 05/01/25[5]		250,000	239,375
Total Financial			15,897,286
Communications - 9.4%
MDC Partners, Inc.
6.75% due 04/01/20[5]		2,000,000	1,992,500
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[4,5]		1,557,000	1,580,355
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21[4]		1,300,000	1,430,000
Level 3 Financing, Inc.
5.38% due 05/01/25		1,250,000	1,204,688
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.00% due 01/15/25[5]		1,100,000	1,091,749

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

		Face Amount	Value
CORPORATE BONDS††,7– 68.6% (continued)
Communications - 9.4% (continued)
Avaya, Inc.
7.00% due 04/01/19[5]		$950,000	$928,625
DISH DBS Corp.
5.88% due 11/15/24		550,000	528,344
5.88% due 07/15/22		350,000	343,000
CSC Holdings LLC
5.25% due 06/01/24		700,000	672,000
6.75% due 11/15/21		100,000	105,500
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25		800,000	776,000
Sirius XM Radio, Inc.
5.38% due 04/15/25[5]		800,000	772,000
Virgin Media Secured Finance plc
5.25% due 01/15/26[5]		750,000	724,688
Altice US Finance I Corp.
5.38% due 07/15/23[5]		500,000	487,500
Sprint Corp.
7.63% due 02/15/25		500,000	471,250
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/21[5]	CAD	500,000	408,444
Cogent Communications Group, Inc.
5.37% due 03/01/22[5]		400,000	394,500
UPCB Finance IV Ltd.
5.38% due 01/15/25[5]		400,000	381,800
CenturyLink, Inc.
5.63% due 04/01/25		350,000	315,875
Cable One, Inc.
5.75% due 06/15/22[5]		300,000	303,750
Sprint Communications, Inc.
7.00% due 03/01/20[5]		200,000	217,540
Total Communications			15,130,108
Consumer, Cyclical - 8.5%
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[4,5]		1,750,000	1,892,188
WMG Acquisition Corp.
6.75% due 04/15/22[5]		1,400,000	1,330,252
6.00% due 01/15/21[5]		350,000	357,000
5.63% due 04/15/22[5]		150,000	150,375
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23		1,000,000	1,005,000
6.75% due 01/15/22		450,000	451,125
6.50% due 05/01/21		100,000	99,750
Iron Mountain, Inc.
6.12% due 09/15/22	GBP	850,000	1,371,113
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22		1,200,000	1,271,999
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[5]		1,200,000	1,143,000
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24		650,000	649,675
5.75% due 03/01/25		100,000	99,750
Petco Animal Supplies, Inc.
9.25% due 12/01/18[5]		550,000	574,750
Men's Wearhouse, Inc.
7.00% due 07/01/22[4]		450,000	481,500
Interval Acquisition Corp.
5.63% due 04/15/23		400,000	405,000
Moto Finance plc
6.37% due 09/01/20	GBP	250,000	400,691
QVC, Inc.
4.85% due 04/01/24		400,000	400,636
Nathan's Famous, Inc.
10.00% due 03/15/20[8]		350,000	376,250
Carrols Restaurant Group, Inc.
8.00% due 05/01/22		300,000	315,000
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.87% due 05/15/21[5]		250,000	252,500
Fiat Chrysler Automobiles N.V.
5.25% due 04/15/23		250,000	245,050
NPC International Incorporated / NPC Operating Company A Inc / NPC Operating Co B Inc
10.50% due 01/15/20		200,000	209,500
Argos Merger Sub, Inc.
7.12% due 03/15/23[5]		150,000	157,125
Total Consumer, Cyclical			13,639,229
Industrial - 6.8%
Epicor Software
9.24% due 06/21/23		2,000,000	1,940,000
CEVA Group plc
7.00% due 03/01/21[5]		1,400,000	1,351,000
Amsted Industries, Inc.
5.38% due 09/15/24[5]		1,300,000	1,290,250
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.87% due 08/15/19		800,000	833,000
Molex Electronic Technologies LLC
3.90% due 04/15/25[5]		750,000	726,714
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[5]		650,000	676,000
DAE Aviation Holdings, Inc.
10.00% due 07/15/23[5]		650,000	641,225
BMBG Bond Finance SCA
5.01% due 10/15/20[1,5]	EUR	550,000	613,565
Ultra Resources, Inc.
4.51% due 10/12/20†††,3		600,000	533,460

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

		Face Amount	Value
CORPORATE BONDS††,7– 68.6% (continued)
Industrial - 6.8% (continued)
LMI Aerospace, Inc.
7.38% due 07/15/19		$511,000	$509,723
VWR Funding, Inc.
4.62% due 04/15/22	EUR	450,000	482,940
Actuant Corp.
5.63% due 06/15/22		400,000	407,000
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[5]		350,000	351,750
Penske Truck Leasing Company Lp / PTL Finance Corp.
3.38% due 02/01/22[5]		350,000	339,270
Moog, Inc.
5.25% due 12/01/22[5]		200,000	203,500
Total Industrial			10,899,397
Technology - 5.0%
NCR Corp.
6.38% due 12/15/23[4]		1,200,000	1,272,000
5.88% due 12/15/21		400,000	412,000
Open Text Corp.
5.63% due 01/15/23[5]		1,400,000	1,386,000
Micron Technology, Inc.
5.25% due 08/01/23[4]		1,400,000	1,342,250
Aspect Software, Inc.
10.62% due 05/15/17[3]		1,235,000	1,182,513
Audatex North America, Inc.
6.13% due 11/01/23[5]		800,000	822,000
Infor US, Inc.
6.50% due 05/15/22		800,000	814,000
SS&C Technologies Holdings, Inc.
5.88% due 07/15/23		800,000	808,000
Total Technology			8,038,763
Diversified - 2.0%
Opal Acquisition, Inc.
8.87% due 12/15/21[5]		2,050,000	1,998,750
HRG Group, Inc.
7.88% due 07/15/19		585,000	617,175
7.88% due 07/15/19		400,000	422,000
7.75% due 01/15/22		200,000	195,000
Total Diversified			3,232,925
Basic Materials - 2.0%
TPC Group, Inc.
8.75% due 12/15/20[5]		1,605,000	1,484,625
Eldorado Gold Corp.
6.12% due 12/15/20[5]		1,075,000	1,064,250
Cascades, Inc.
5.75% due 07/15/23[5]		350,000	338,625
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,3		253,466	253,466
1.00% due 07/31/44†††,3		5,506	–
Total Basic Materials			3,140,966
Utilities - 1.6%
LBC Tank Terminals Holding Netherlands BV
6.87% due 05/15/23[5]		1,250,000	1,290,625
AES Corp.
5.50% due 03/15/24		650,000	625,625
7.38% due 07/01/21		300,000	329,250
4.88% due 05/15/23		350,000	329,000
Total Utilities			2,574,500
Information Technology - 0.1%
Audatex North America, Inc.
6.00% due 06/15/21[5]		200,000	205,500
Total Corporate Bonds
(Cost $114,261,737)			110,377,456

SENIOR FLOATING RATE INTERESTS††,1,7- 28.7%
Consumer, Cyclical - 6.6%
Dollar Tree, Inc.
3.50% due 03/09/22		977,566	976,755
4.25% due 03/09/22		650,000	647,563
Sky Bet
6.50% due 02/25/22	GBP	950,000	1,489,502
Fitness International LLC
5.50% due 07/01/20		1,189,117	1,140,064
Talbots, Inc.
5.50% due 03/19/20		1,023,424	997,838
GCA Services Group, Inc.
9.25% due 11/01/20		800,000	796,000
Life Time Fitness
4.25% due 06/10/22		800,000	793,600
DLK Acquisitions BV
8.50% due 08/28/19[3]	EUR	700,000	762,168
Eyemart Express
5.00% due 12/17/21		698,250	701,741
IntraWest Holdings S.à r.l.
4.75% due 12/09/20		660,296	662,495
Alexander Mann Solutions Ltd.
5.75% due 12/20/19		452,591	448,065
National Vision, Inc.
6.75% due 03/11/22		450,000	438,750
Sears Holdings Corp.
5.50% due 06/29/18		299,241	294,752
BBB Industries, LLC
4.19% due 11/04/19[3]		292,857	257,392
Warner Music Group
3.75% due 07/01/20		198,987	195,786
Total Consumer, Cyclical			10,602,471
Industrial - 6.5%
CareCore National LLC
5.50% due 03/05/21		1,873,273	1,876,402
Flakt Woods
2.63% due 03/20/17†††,3	EUR	1,608,900	1,763,628
Mitchell International, Inc.
8.50% due 10/11/21		1,250,000	1,245,625
Hardware Holdings LLC
6.75% due 03/30/20[3]		595,500	579,124
API Technologies Corp.
9.00% due 02/06/18†††,3		575,023	571,170
DAE Aviation
5.25% due 06/24/22		550,000	548,625
CPM Holdings, Inc.
6.00% due 04/11/22		500,000	500,625

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1,7- 28.7% (continued)
Industrial - 6.5% (continued)
Hillman Group, Inc.
3.75% due 06/28/19[3]	$542,857	$495,191
Hunter Defense Technologies
6.50% due 08/05/19	481,250	482,453
Mast Global
8.75% due 09/12/19†††,3	423,151	420,140
SIRVA Worldwide, Inc.
7.50% due 03/27/19	379,651	380,600
Transdigm, Inc.
3.50% due 05/14/22	349,167	344,219
Connolly Corp.
4.50% due 05/14/21	298,492	298,958
Knowledge Learning Corp.
5.25% due 03/18/21	296,250	296,745
Wencor (Jazz Acq)
3.69% due 06/19/19	321,538	291,635
OneSky
7.50% due 06/03/19†††,3	151,113	155,646
Ceva Logistics US Holdings
6.50% due 03/19/21	97,291	90,814
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	70,536	65,840
Ceva Group plc (United Kingdom)
6.50% due 03/19/21	67,734	63,225
NANA Development Corp.
8.00% due 03/15/18[3]	61,111	59,583
Ceva Logistics Canada, ULC
6.50% due 03/19/21	12,161	11,352
Total Industrial		10,541,600
Technology - 4.7%
TIBCO Software, Inc.
6.50% due 12/04/20	948,000	946,520
Sparta Holding Corp.
6.50% due 07/28/20†††	893,250	885,657
Greenway Medical Technologies
9.25% due 11/04/21	550,000	539,000
6.00% due 11/04/20[3]	344,750	344,750
Advanced Computer Software
6.50% due 03/18/22	548,625	546,568
10.50% due 01/31/23	300,000	291,000
Epicor Software
4.75% due 06/01/22	750,000	747,323
Informatica Corp.
4.50% due 06/03/22	600,000	598,314
Deltek, Inc.
5.00% due 06/25/22	450,000	449,721
Gogo LLC
7.50% due 03/21/18	434,367	434,367
EIG Investors Corp.
5.00% due 11/08/19	394,000	392,030
Micro Focus International plc
5.25% due 11/19/21	352,941	353,255
Telx Group
7.50% due 04/09/21	300,000	300,000
Flexera Software LLC
8.00% due 04/02/21	250,000	247,500
Quorum Business Solutions
5.75% due 08/06/21	218,900	217,258
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	197,000	196,508
The Active Network, Inc.
5.50% due 11/13/20	148,121	145,899
Total Technology		7,635,670
Financial - 3.0%
York Risk Services
4.75% due 10/01/21	746,250	729,459
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	623,636	594,014
Magic Newco, LLC
12.00% due 06/12/19	500,000	543,250
Intertrust Group
8.00% due 04/11/22	500,000	497,250
Expert Global Solutions
8.50% due 04/03/18	477,734	476,936
Lineage Logistics LLC
4.50% due 04/07/21	444,375	435,488
Safe-Guard
6.25% due 08/19/21	429,482	428,408
Trademonster
7.25% due 08/29/19†††	348,250	346,787
Transunion Holding Co.
3.75% due 04/09/21	348,237	344,918
National Financial Partners Corp.
4.50% due 07/01/20	245,645	244,955
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	244,378	243,005
Total Financial		4,884,470
Consumer, Non-cyclical - 2.8%
IHC Holding Corp.
7.00% due 04/30/21†††,3	850,000	837,591
Reddy Ice Holdings, Inc.
6.75% due 05/01/19[3]	586,500	519,052
NES Global Talent
6.50% due 10/03/19	518,078	486,993
AdvancePierre Foods, Inc.
9.50% due 10/10/17	461,000	466,186
At Home Holding III Corp.
5.00% due 06/03/22	450,000	447,750
CTI Foods Holding Co. LLC
8.25% due 06/28/21	320,000	311,200
Pelican Products, Inc.
9.25% due 04/09/21	300,000	297,000
Taxware Holdings
7.50% due 04/01/22†††,3	250,000	247,572
Performance Food Group
6.25% due 11/14/19	245,000	245,306
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21	199,500	200,266
Targus Group International, Inc.
14.75% due 05/24/16†††,3	225,102	177,831

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

		Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1,7- 28.7% (continued)
Consumer, Non-cyclical - 2.8% (continued)
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19		$149,165	$148,046
PPDI
4.00% due 12/05/18		124,680	124,389
Total Consumer, Non-cyclical			4,509,182
Communications - 2.5%
Mitel Networks Corp.
5.00% due 04/29/22		900,000	904,500
Cartrawler
4.25% due 04/29/21	EUR	650,000	722,041
Lions Gate Entertainment Corp.
5.00% due 03/11/22		610,000	609,238
Anaren, Inc.
9.25% due 08/18/21		500,000	499,375
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20		456,597	456,597
MergerMarket Ltd.
4.50% due 02/04/21		296,250	290,325
Avaya, Inc.
6.50% due 03/30/18		292,040	290,256
Cablevision Systems
2.69% due 04/17/20		212,906	210,457
Total Communications			3,982,789
Basic Materials - 1.5%
Zep, Inc.
5.75% due 06/27/22		1,000,000	1,001,250
Minerals Technologies, Inc.
8.00% due 05/09/21		800,000	798,000
Atkore International, Inc.
7.75% due 10/08/21		450,000	420,750
Arch Coal, Inc.
6.25% due 05/16/18		200,000	136,126
Total Basic Materials			2,356,126
Energy - 0.6%
PSS Companies
5.50% due 01/28/20		541,137	432,909
Cactus Wellhead
7.00% due 07/31/20		446,625	375,165
FTS International
5.75% due 04/16/21		241,818	193,455
Total Energy			1,001,529
Utilities - 0.5%
Veresen Midstream LP
5.25% due 03/31/22		748,151	753,448
Total Senior Floating Rate Interests
(Cost $47,114,126)			46,267,285

ASSET BACKED SECURITIES†† - 0.5%
ALM XIV Ltd.
2014-14A, 3.72% due 07/28/26[1,5]		800,000	768,240
Total Asset Backed Securities
(Cost $763,416)			768,240

COLLATERALIZED MORTGAGE OBLIGATION†† - 0.2%
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/46[1,5]		410,694	397,265
Total Collateralized Mortgage Obligation
(Cost $380,774)			397,265
Total Investments - 107.7%
(Cost $178,770,908)			$173,447,832
Other Assets & Liabilities, net - (7.7)%			(12,474,414)
Total Net Assets - 100.0%			$160,973,418

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2015	Net Unrealized Appreciation/(Depreciation)
BNY Mellon	4,370,000	EUR	07/08/15	$4,918,763	$4,873,552	$45,211
BNY Mellon	330,000	AUD	07/08/15	257,093	254,473	2,620
BNY Mellon	500,000	CAD	07/08/15	402,010	400,331	1,680
BNY Mellon	2,290,000	GBP	07/08/15	3,509,700	3,598,215	(88,515)
						$(39,004)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[2]	Perpetual maturity.
[3]	Illiquid security.
[4]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[5]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $61,094,419 (cost $62,107,288), or 38.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[6]	Security is in default of interest and/or principal obligations.
[7]	The face amount is denominated in U.S. Dollars unless otherwise noted.
[8]
Security is a 144A or Section 4(a)(2) security.  These securities are considered illiquid and restricted under guidelines established by the Board of Trustees.  The total market value of 144A or Section 4(a)(2) securities is $2,399,448 (cost $2,408,317), or 1.5% of total net assets — See Note 7.

plc — Public Limited Company REIT — Real Estate Investment Trust See Sector Classification in Other Information section.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS - 0.0%
Materials – 0.0%
Constar International Holdings LLC*,†††,3	68	$–
Total Common Stocks
(Cost $–)		–

PREFERRED STOCKS† - 2.6%
Financial – 2.2%
Aspen Insurance Holdings Ltd. 5.95%[1,2]	38,589	972,443
Woodbourne Capital Trust IV 0.02%*,†††,1,2,4	950,000	467,495
Woodbourne Capital Trust I 0.02%*,†††,1,2,4	950,000	467,495
Woodbourne Capital Trust III 0.02%*,†††,1,2,4	950,000	467,495
Woodbourne Capital Trust II 0.02%*,†††,1,2,4	950,000	467,495
AgriBank FCB 6.88%[1,2]	1,500	157,875
Total Financial		3,000,298
Industrial - 0.4%
Seaspan Corp. 6.38% due 04/30/19	22,000	555,500
Materials – 0.0%
Constar International Holdings LLC*,†††,3	7	–
Total Preferred Stocks
(Cost $5,485,053)		3,555,798

MUTUAL FUNDS† - 2.5%
Guggenheim Strategy Fund I5	140,957	3,512,639
Total Mutual Funds
(Cost $3,508,617)		3,512,639

UNIT INVESTMENT TRUSTS† - 0.0%
Rescap Liquidating Trust	5,199	54,070
Total Unit Investment Trusts
(Cost $262,501)		54,070

	Face Amount
ASSET BACKED SECURITIES†† - 47.7%
GCAT LLC
2014-2, 3.72% due 10/25/19[4,6]	$2,398,423	2,412,223
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4,6]	2,311,544	2,284,730
AASET
2014-1, 5.12% due 12/15/29	1,442,308	1,430,769
2014-1, 7.37% due 12/15/29	721,154	722,957
Northwoods Capital VIII Ltd.
2007-8A, 2.28% due 07/28/22[1,4]	1,950,000	1,945,905
CIFC Funding 2012-II Ltd.
2015-2A, 2.18% due 12/05/24[1,4]	1,500,000	1,496,400
Triaxx Prime CDO Ltd.
2006-2A, 0.45% due 10/02/39[1,4]	1,486,235	1,392,156
CIT Mortgage Loan Trust
2007-1, 1.64% due 10/25/37[1,4]	1,450,000	1,384,154
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4,6]	1,119,792	1,149,186
2013-1, 6.35% due 10/15/38[4,6]	223,958	229,557
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29[4]	964,387	953,972
2014-1, 7.50% due 02/15/29[4]	385,421	388,273
Grayson CLO Ltd.
2006-1A, 0.69% due 11/01/21[1,4]	1,400,000	1,291,220
Telos CLO Ltd.
2013-3A, 3.27% due 01/17/24[1,4]	1,250,000	1,231,000
Flagship CLO VI
2007-1A, 2.68% due 06/10/21[1,4]	1,250,000	1,227,125
Gramercy Real Estate CDO Ltd.
2007-1A, 0.55% due 08/15/56[1,4]	1,342,754	1,226,203
Rise Ltd.
4.74% due 02/12/39	1,145,833	1,157,292
Telos Clo Ltd.
2007-2A, 2.48% due 04/15/22[1,4]	1,100,000	1,061,280
Rockwall CDO II Ltd.
2007-1A, 0.83% due 08/01/24[1,4]	1,100,000	1,021,900
Great Lakes CLO Ltd.
2012-1A, 4.37% due 01/15/23[1,4]	1,000,000	1,000,000
ECAF I Ltd.
2015-1A, 4.95% due 06/15/40[4]	1,000,000	999,900
Northwoods Capital XIV Ltd.
2014-14A, 2.72% due 11/12/25[1,4]	1,000,000	999,900
Marea CLO 2012-1 Ltd.
2015-1A, 2.09% due 10/15/23[1,4]	1,000,000	998,800
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/23[1,4]	1,000,000	997,600
KKR Financial CLO Ltd.
2007-1A, 2.52% due 05/15/21[1,4]	1,000,000	995,700
ALM VII R Ltd.
2013-7RA, 2.88% due 04/24/24[1,4]	1,000,000	993,000

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 47.7% (continued)
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.92% due 10/15/26[1,4]	$1,000,000	$988,000
Rampart CLO 2007 Ltd.
2007-1A, 2.15% due 10/25/21[1,4]	1,000,000	985,000
Venture XIV CLO Ltd.
2013-14A, 3.04% due 08/28/25[1,4]	1,000,000	981,100
Figueroa CLO 2013-1 Ltd.
2013-1A, 3.03% due 03/21/24[1,4]	1,000,000	978,300
New Century Home Equity Loan Trust
2005-3, 0.70% due 07/25/35[1]	1,100,000	976,306
LSTAR Securities Investment Trust
2015-6, 2.18% due 05/01/20[1,4]	985,568	970,883
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,14]	1,000,000	969,500
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4,6]	976,190	966,721
Banco Bradesco SA
4.21% due 03/12/26†††,3	966,281	964,155
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.46% due 07/09/17[1]	936,000	910,354
MCF CLO I LLC
2013-1A, 3.83% due 04/20/23[1,4]	900,000	894,600
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[4]	838,625	837,200
Babson CLO Ltd.
2012-2A, due 05/15/23[4,14]	1,000,000	828,000
2014-IA, due 07/20/25[4,14]	650,000	511,745
RAIT CRE CDO I Ltd.
2006-1X, 0.51% due 11/20/46	891,771	815,614
COA Summit CLO Ltd.
2014-1A, 3.08% due 04/20/23[1,4]	800,000	800,000
ICE EM CLO
2007-1A, 0.98% due 08/15/22[1,4]	791,108	771,568
Newstar Trust
2012-2A, 3.52% due 01/20/23[1,4]	750,000	751,425
ARES XII CLO Ltd.
2007-12A, 3.53% due 11/25/20[1,4]	750,000	750,000
OZLM Funding Ltd.
2012-2A, 3.50% due 10/30/23[1,4]	750,000	750,000
Acis CLO Ltd.
2013-1A, 3.23% due 04/18/24[1,4]	500,000	495,950
2013-2A, 3.49% due 10/14/22[1,4]	250,000	246,975
NRPL Trust
2015-1A, 3.88% due 11/01/54[4,6]	721,389	723,486
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	711,000	710,005
KVK CLO Ltd.
2013-1A, due 04/14/25[4,14]	1,000,000	708,200
N-Star Real Estate CDO IX Ltd.
0.50% due 02/01/41[3]	667,393	652,243
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.73% due 10/20/25[1,4]	600,000	594,060
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.77% due 04/28/26[1,4]	300,000	296,460
2014-3A, 3.52% due 04/28/26[1,4]	300,000	292,230
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.73% due 10/25/26[1,4]	600,000	588,600
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.53% due 02/01/23[1,4]	550,000	550,000
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.45% due 04/25/36[1]	600,000	548,402
Oxford Finance Funding Trust
2014-1A, 3.48% due 12/15/22[4]	500,000	500,700
KKR CLO Trust
2012-1A, 3.48% due 12/15/24[1,4]	500,000	500,050
Cent CLO 16, LP
2014-16AR, 2.53% due 08/01/24[1,4]	500,000	499,550
Cerberus Onshore II CLO-2 LLC
2014-1A, 2.98% due 10/15/23[1,4]	500,000	499,400
MCF CLO III LLC
2014-3A, 3.21% due 01/20/24[1,4]	500,000	480,250
Treman Park CLO LLC
2015-1A, due 04/20/27[4,14]	500,000	473,800
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/17[4]	468,645	471,128

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 47.7% (continued)
N-Star REL CDO VIII Ltd.
2006-8A, 0.55% due 02/01/41[1,4]	$500,000	$463,850
AABS Ltd.
4.87% due 01/15/38	424,479	431,908
Eastland CLO Ltd.
2007-1A, 0.68% due 05/01/22[1,4]	450,000	424,620
Westwood CDO I Ltd.
2007-1A, 0.95% due 03/25/21[1,4]	400,000	378,240
Halcyon Loan Advisors Funding Ltd.
2012-2A, 4.78% due 12/20/24[1,4]	350,000	350,105
Saxon Asset Securities Trust
2005-4, 0.63% due 11/25/37[1]	400,000	345,830
Newstar Commercial Loan Funding LLC
2013-1A, 4.83% due 09/20/23[1,4]	350,000	340,550
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	292,641	317,297
DIVCORE CLO Ltd.
2013-1A B, 4.08% due 11/15/32	300,000	299,340
ALM VII R-2 Ltd.
2013-7R2A, 2.87% due 04/24/24[1,4]	300,000	297,900
Neuberger Berman CLO Ltd.
2012-12A, due 07/25/23[4,14]	450,000	288,855
Dryden XXIII Senior Loan Fund
2014-23RA, 3.23% due 07/17/23[1,4]	250,000	251,250
ALM XIV Ltd.
2014-14A, 3.23% due 07/28/26[1,4]	250,000	250,125
TICC CLO LLC
2012-1A, 5.01% due 08/25/23[1,4]	250,000	250,025
Race Point IV CLO Ltd.
2007-4A, 2.28% due 08/01/21[1,4]	250,000	250,000
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.98% due 04/15/25[1,4]	250,000	250,000
Cerberus Onshore II CLO LLC
2014-1A, 2.97% due 10/15/23[1,4]	250,000	249,700
Golub Capital Partners CLO 17 Ltd.
2013-17A, 4.11% due 10/25/25[1,4]	250,000	249,075
Gallatin CLO VII Ltd.
2014-1A, 3.15% due 07/15/23[1,4]	250,000	248,850
Garrison Funding Ltd.
2013-2A, 3.68% due 09/25/23[1,4]	250,000	248,700
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.58% due 07/25/25[1,4]	250,000	241,775
Drug Royalty II Limited Partnership 2
2014-1, 3.08% due 07/15/23[1,4]	226,671	229,719
GreenPoint Mortgage Funding Trust
2005-HE4, 0.89% due 07/25/30[1]	234,601	224,646
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/24[4,14]	250,000	209,125
Copper River CLO Ltd.
2007-1A, due 01/20/21[1,4,14]	700,000	198,660
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,14]	250,000	196,700
GSAA Home Equity Trust
2007-7, 0.46% due 07/25/37[1]	185,078	156,342
First Franklin Mortgage Loan Trust
2006-FF1, 0.53% due 01/25/36[1]	50,000	44,254
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.44% due 08/25/35[1]	17,783	17,760
Total Asset Backed Securities
(Cost $65,643,853)		65,928,363

CORPORATE BONDS††- 19.9%
Financial - 14.7%
Citigroup, Inc.
5.87% due 12/31/49[1,2,7]	2,000,000	2,004,400
Bank of America Corp.
6.10% due 03/12/49[1,2]	1,600,000	1,580,000
6.25% due 09/29/49[1,2]	400,000	398,252
JPMorgan Chase & Co.
5.00% due 12/29/49[1,2,7]	1,500,000	1,468,125
5.30% due 12/31/49[1,2]	500,000	496,300
EPR Properties
5.25% due 07/15/23	1,000,000	1,048,019
5.75% due 08/15/22[7]	500,000	536,185
Teachers Insurance & Annuity Association of America
4.90% due 09/15/44[4,7]	1,000,000	1,019,760
4.38% due 09/15/54[1,4]	500,000	502,575
Fifth Third Bancorp
5.10% due 06/30/23[1,2]	1,484,000	1,391,250
Susquehanna Bancshares, Inc.
5.38% due 08/15/22[7]	1,200,000	1,301,646
Deutsche Bank AG
4.50% due 04/01/25[7]	1,250,000	1,190,014
AmTrust Financial Services, Inc.
6.12% due 08/15/23[3]	1,000,000	1,038,830

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
CORPORATE BONDS††- 19.9% (continued)
Financial - 14.7% (continued)
SunTrust Banks, Inc.
5.63% due 12/29/49[1,2,7]	$1,000,000	$1,006,250
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[1,4]	600,000	604,500
Customers Bank
6.12% due 06/26/29[1,4]	500,000	513,750
Morgan Stanley
5.55% due 12/31/49[1,2]	500,000	496,375
American Express Co.
5.20% due 12/31/49[1,2]	500,000	496,300
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49	485,000	495,379
Wilton Re Finance LLC
5.87% due 03/30/33[1,4]	475,000	492,971
Pacific Northwest Communities LLC
5.91% due 06/15/50[4]	400,000	417,576
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[4]	386,054	375,975
CIC Receivables Master Trust
4.89% due 10/07/21†††	300,000	303,030
ACC Group Housing LLC
6.35% due 07/15/54†††,4	300,000	299,370
Cadence Bank North America
6.25% due 06/28/29[1,13]	200,000	204,500
HSBC Holdings plc
6.37% due 12/29/49[1,2]	200,000	200,500
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	150,000	154,875
Cadence Financial Corp.
4.88% due 06/28/19[13]	150,000	151,125
Prosight Global Inc.
7.50% due 11/26/20†††,3	100,000	102,780
TIG Holdings, Inc.
8.60% due 01/15/27[4]	34,000	29,070
Total Financial		20,319,682
Basic Materials - 2.0%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4,7]	1,200,000	1,124,079
4.45% due 11/15/21[4,7]	500,000	492,854
Yamana Gold, Inc.
4.95% due 07/15/24[7]	1,150,000	1,107,717
Mosaic Global Holdings, Inc.
7.38% due 08/01/18	18,000	20,393
Total Basic Materials		2,745,043
Industrial - 1.2%
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,3	750,000	760,200
SBM Baleia Azul
5.50% due 09/15/27†††,3	441,350	379,914
Trimble Navigation Ltd.
4.75% due 12/01/24	300,000	300,405
Skyway Concession Company LLC
0.66% due 06/30/26[1,4,7]	250,000	207,500
Total Industrial		1,648,019
Communications - 0.9%
Time Warner Cable, Inc.
4.50% due 09/15/42[7]	800,000	652,562
Avaya, Inc.
7.00% due 04/01/19[4,7]	650,000	635,375
Nortel Networks Ltd.
6.88% due 09/01/23[8]	31,000	14,880
Total Communications		1,302,817
Consumer, Cyclical - 0.5%
Northern Group Housing LLC
6.80% due 08/15/53[4]	600,000	676,494
Energy - 0.3%
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	505,000	419,150
Williams Companies, Inc.
8.75% due 03/15/32	12,000	14,552
Total Energy		433,702
Technology - 0.2%
CDK Global, Inc.
4.50% due 10/15/24[7]	305,000	305,406
Consumer, Non-cyclical - 0.1%
ADT Corp.
6.25% due 10/15/21[7]	150,000	5157,500
Materials - 0.0%
Constar International, Inc
11.00% due 12/31/17†††,3	5,747	–
Total Corporate Bonds
(Cost $27,697,539)		27,588,663

COLLATERALIZED MORTGAGE OBLIGATION†† - 8.7%
LSTAR Securities Investment Trust
2014-1,3.28% due 09/01/21[1,4]	2,065,619	2,066,032
2015-1,2.18% due 01/01/20[1,4]	727,384	715,310
2015-2,2.18% due 01/01/20[1,4]	724,133	715,081
Banc of America Funding Ltd.
2013-R1,0.38% due 11/03/41[1,4]	1,513,421	1,419,589
Luminent Mortgage Trust
2006-2,0.39% due 02/25/46[1]	1,542,211	1,137,172
American Home Mortgage Investment Trust
2006-1,0.59% due 03/25/46[1]	1,359,503	1,134,296
HarborView Mortgage Loan Trust
2006-14,0.34% due 01/25/47[1]	913,136	705,824
2006-12,0.38% due 01/19/38[1]	418,851	353,189

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 8.7% (continued)
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/46[1,4]	$1,067,805	$1,032,888
Alternative Loan Trust
2003-18CB,5.25% due 09/25/33	855,529	888,576
American Home Mortgage Assets Trust
2007-1,0.86% due 02/25/47[1]	1,169,037	725,809
Chase Mortgage Finance Trust Series
2006-S3,6.00% due 11/25/36	470,038	407,188
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-8,4.79% due 10/25/36[6]	427,385	333,345
Nomura Resecuritization Trust
2012-1R,0.63% due 08/27/47[1,4]	259,224	239,782
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.27% due 02/25/47[1]	156,371	148,967
JP Morgan Mortgage Trust
2006-A3,2.63% due 04/25/36[1]	30,728	25,455
Total Collateralized Mortgage Obligation
(Cost $12,101,061)		12,048,503

MUNICIPAL BONDS††- 7.4%
Illinois - 1.5%
State of Illinois General Obligation Unlimited
6.90% due 03/01/35	500,000	533,455
5.65% due 12/01/38	500,000	476,285
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds
6.74% due 11/01/40	550,000	627,121
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42	300,000	247,929
5.00% due 01/01/27	150,000	154,505
0.00% due 01/01/30[9]	150,000	68,579
Total Illinois		2,107,874
Florida - 1.3%
County of Miami-Dade Florida Revenue Bonds
0.00% due 10/01/45[7,9]	5,100,000	1,137,096
0.00% due 10/01/42[9]	2,500,000	636,000
Total Florida		1,773,096
New Jersey - 1.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds
0.00% due 12/15/32[7,9]	3,500,000	1,503,214
California - 1.0%
Stockton Unified School District General Obligation Unlimited
0.00% due 08/01/36[9]	875,000	354,909
0.00% due 08/01/35[9]	565,000	240,108
Inland Valley Development Agency Tax Allocation
5.50% due 03/01/33	500,000	528,260
San Marcos Unified School District General Obligation Unlimited
0.00% due 08/01/47[9]	1,400,000	317,310
Total California		1,440,587
Puerto Rico - 0.9%
Commonwealth of Puerto Rico General Obligation Unlimited
5.00% due 07/01/31[3]	500,000	475,100
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.13% due 07/01/47[3]	500,000	466,865
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.50% due 07/01/28[3]	250,000	244,980
Total Puerto Rico		1,186,945
Michigan - 0.7%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	850,000	1,021,904
Alabama - 0.7%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
0.00% due 10/01/34[9]	775,000	269,692
0.00% due 10/01/36[9]	800,000	243,384
0.00% due 10/01/35[9]	475,000	154,242
0.00% due 10/01/32[9]	300,000	121,206
0.00% due 10/01/31[9]	250,000	109,165
Total Alabama		897,689
New York - 0.2%
Port Auth NY & NJ-182, 5.31% - 2046
5.31% due 08/01/46	310,000	328,327
Total Municipal Bonds
(Cost $10,439,612)		10,259,636

MORTGAGE BACKED SECURITIES†† - 7.3%
Hilton USA Trust
2013-HLT,4.41% due 11/05/30[4]	1,100,000	1,109,545
2013-HLT,5.61% due 11/05/18[1,4]	350,000	354,732
LSTAR Securities Investment Trust
2015-5,2.18% due 04/03/17†††,1,4	1,411,898	1,392,837
Boca Hotel Portfolio Trust
2013-BOCA,3.24% due 08/15/26[1,4]	1,000,000	999,409

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 7.3% (continued)
Motel 6 Trust
2015-MTL6,4.53% due 02/05/30[4]	$1,000,000	$998,083
Banc of America Funding Trust
2014-R7,0.32% due 09/26/36[1,4]	1,021,404	945,207
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2,0.94% due 04/25/47[1]	1,042,290	895,165
MASTR Adjustable Rate Mortgages Trust 2003-5
2003-5,2.13% due 11/25/33[1]	896,948	817,119
Capmark Military Housing Trust
2007-ROBS,6.06% due 10/10/52[4]	486,679	446,723
2007-AETC,5.74% due 02/10/52†††,4	340,016	313,018
GMAC Commercial Mortgage Asset Corp.
2003-PRES,6.24% due 10/10/41†††,4	478,538	507,921
LSTAR Commercial Mortgage Trust
2014-2,5.18% due 01/20/41[1,4]	500,000	501,971
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9,1.00% due 11/25/46[1]	711,272	497,618
Residential Asset Securitization Trust
2006-A12,6.25% due 11/25/36	460,400	336,340
Ginnie Mae
#518436, 7.25% due 09/15/29	9,163	9,709
#1849, 8.50% due 08/20/24	900	949
Fannie Mae[10]
1990-108,7.00% due 09/25/20	6,103	6,664
Total Mortgage Backed Securities
(Cost $10,213,140)		10,133,010

FEDERAL AGENCY DISCOUNT NOTES†† - 5.0%
Federal Home Loan Bank[11]
0.01% due 07/27/15	5,300,000	5,299,926
0.03% due 07/15/15	1,000,000	999,992
0.04% due 07/08/15	600,000	599,995
Total Federal Home Loan Bank		6,899,913
Total Federal Agency Discount Notes
(Cost $6,299,950)		6,899,913

U.S. GOVERNMENT SECURITIES†† - 4.9%
U.S. Treasury Notes
2.13% due 05/15/25[7]	4,793,000	4,706,127
2.00% due 02/15/25[7]	1,260,000	1,224,168
Total U.S. Treasury Notes		5,930,295
U.S. Treasury Bonds
0.00% due 11/15/44[9]	2,335,000	901,903
Total U.S. Government Securities
(Cost $6,949,688)		6,832,198

SENIOR FLOATING RATE INTERESTS††,[1]- 4.2%
Consumer, Cyclical - 1.4%
Landry's, Inc.
4.00% due 04/24/18	684,622	685,767
Compucom Systems, Inc.
4.25% due 05/11/20	713,944	660,398
Ollies Bargain Outlet
4.75% due 09/28/19	379,647	377,749
Arby's
4.75% due 11/16/20	338,214	338,877
Total Consumer, Cyclical		2,062,791
Communications - 0.7%
MergerMarket Ltd.
4.50% due 02/04/21	592,500	580,650
Asurion Corp.
5.00% due 05/24/19	451,893	452,647
Total Communications		1,033,297
Financial - 0.5%
Corporate Capital Trust
4.00% due 05/20/19	345,625	345,624
Magic Newco, LLC
5.00% due 12/12/18	244,967	245,029
American Stock Transfer & Trust
5.75% due 06/26/20	95,904	95,225
Total Financial		685,878
Basic Materials - 0.5%
Fortescue Metals Group Ltd.
3.75% due 06/28/19	760,389	673,637
Consumer, Non-cyclical - 0.5%
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21	399,000	400,532
NES Global Talent
6.50% due 10/03/19	129,023	121,281
Performance Food Group
6.25% due 11/14/19	98,492	98,616
Total Consumer, Non-cyclical		620,429
Industrial - 0.3%
Vat Holding AG
4.25% due 02/11/21	219,722	219,173
CareCore National LLC
5.50% due 03/05/21	198,492	198,824
Total Industrial		417,997
Technology - 0.3%
Greenway Medical Technologies
6.00% due 11/04/20[3]	344,750	344,750
Total Senior Floating Rate Interests
(Cost $5,913,362)		5,838,779

FOREIGN GOVERNMENT BONDS†† - 1.2%
Dominican Republic International Bond
6.85% due 01/27/45[4,7]	700,000	714,000
Kenya Government International Bond
6.87% due 06/24/24[4]	550,000	558,019
Mexico Government International Bond
4.60% due 01/23/46	400,000	370,000
Total Foreign Government Bonds
(Cost $1,702,422)		1,642,019

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
COMMERCIAL PAPER†† - 7.8%
Reed Elsevier, Inc.
0.30% due 06/30/15	$5,000,000	$5,000,000
American Water Capital Corp.
0.30% due 07/09/15	1,500,000	1,499,900
Sherwin-Williams Co.
0.22% due 07/30/15	1,500,000	1,499,734
Ryder System, Inc.
0.34% due 07/08/15	1,350,000	1,349,905
Pall Corp.
0.40% due 07/23/15[4]	1,000,000	999,756
VF Corp.
0.30% due 07/15/15	500,000	499,942
Total Commercial Paper
(Cost $10,849,237)		10,849,237

	Contracts

OPTIONS PURCHASED† - 0.1%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring September 2015 with strike price of $128.00	845	63,375
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $109.00	1,429	28,580
Total Options Purchased
(Cost $367,830)		$91,955
Total Investments - 119.3%
(Cost $168,033,860)		$165,234,783

OPTIONS WRITTEN† - 0.0%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring September 2015 with strike price of $133.00	845	(27,885)
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $111.00	1,429	(28,580)
Total Options Written
(Premiums received $163,865)		(56,465)
Other Assets & Liabilities, net - (19.3)%		(26,742,656)
Total Net Assets - 100.0%		$138,435,662

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Bank of America Merrill Lynch	Pay	3-Month USD-LIBOR	3.65%	09/26/43	$450,000	$66,960	$66,960

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2015	Net Unrealized Appreciation
BNY Mellon	400,000	EUR	07/8/15	$450,230	$446,092	$4,138
						$4,138

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[2]	Perpetual maturity.
[3]	Illiquid security.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $81,204,627 (cost $82,980,270), or 58.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Affiliated issuer — See Note 6.
[6]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[7]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[8]	Security is in default of interest and/or principal obligations.
[9]	Zero coupon rate security.
[10]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[11]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[12]	The face amount is denominated in U.S. Dollars unless otherwise noted.
[13]
Security is a 144A or Section 4(a)(2) security.  These securities are considered illiquid and restricted under guidelines established by the Board of Trustees.  The total market value of 144A or Section 4(a)(2) securities is $355,625 (cost $350,000), or 0.3% of total net assets — See Note 7.

[14]	Residual interest.
plc — Public Limited Company REIT — Real Estate Investment Trust See Sector Classification in Other Information section.

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 96.2%
Financial - 27.6%
Wells Fargo & Co.	40,510	$2,278,282
American International Group, Inc.	36,092	2,231,208
JPMorgan Chase & Co.	29,990	2,032,123
Citigroup, Inc.	33,410	1,845,568
Reinsurance Group of America, Inc. — Class A	12,165	1,154,094
Zions Bancorporation	33,460	1,061,853
Allstate Corp.	12,905	837,147
Unum Group	22,595	807,771
Legg Mason, Inc.	13,420	691,533
BB&T Corp.	15,700	632,867
NASDAQ OMX Group, Inc.	12,419	606,171
Assured Guaranty Ltd.	22,100	530,179
Bank of America Corp.	18,990	323,210
Equity Residential	4,090	286,995
Simon Property Group, Inc.	1,620	280,292
Bank of New York Mellon Corp.	6,150	258,116
Total Financial		15,857,409
Consumer, Non-cyclical - 20.8%
Teva Pharmaceutical Industries Ltd. ADR	23,305	1,377,326
Johnson & Johnson	12,730	1,240,665
Mondelez International, Inc. — Class A	24,460	1,006,283
UnitedHealth Group, Inc.	8,105	988,810
Pfizer, Inc.	24,680	827,520
Philip Morris International, Inc.	10,190	816,932
Kellogg Co.	12,790	801,933
Archer-Daniels-Midland Co.	15,490	746,928
Quanta Services, Inc.*	23,040	664,013
MasterCard, Inc. — Class A	7,010	655,295
Medtronic plc	8,030	595,023
ADT Corp.	17,180	576,733
Kraft Foods Group, Inc.	6,741	573,929
Zimmer Biomet Holdings, Inc.	5,250	573,458
Tenet Healthcare Corp.*	8,760	507,029
Total Consumer, Non-cyclical		11,951,877
Industrial - 12.7%
Republic Services, Inc. — Class A	32,860	1,287,126
United Technologies Corp.	9,440	1,047,179
General Electric Co.	35,220	935,795
FLIR Systems, Inc.	27,260	840,153
Oshkosh Corp.	14,230	603,067
Rock-Tenn Co. — Class A	9,798	589,840
TE Connectivity Ltd.	8,697	559,217
Huntington Ingalls Industries, Inc.	3,830	431,220
Parker-Hannifin Corp.	3,635	422,860
Caterpillar, Inc.	3,440	291,781
Owens-Illinois, Inc.*	12,590	288,815
Total Industrial		7,297,053
Consumer, Cyclical - 9.2%
Wal-Mart Stores, Inc.	16,505	1,170,700
CVS Health Corp.	10,080	1,057,190
PulteGroup, Inc.	42,700	860,405
Lear Corp.	7,470	838,582
Kohl's Corp.	12,370	774,486
WESCO International, Inc.*	8,620	591,677
Total Consumer, Cyclical		5,293,040
Energy - 6.7%
Chevron Corp.	12,985	1,252,662
Exxon Mobil Corp.	12,920	1,074,944
Whiting Petroleum Corp.*	15,605	524,328
Marathon Oil Corp.	13,100	347,674
Patterson-UTI Energy, Inc.	18,410	346,384
Superior Energy Services, Inc.	11,440	240,698
Oasis Petroleum, Inc.*	6,310	100,014
Total Energy		3,886,704
Technology - 6.3%
Computer Sciences Corp.	17,195	1,128,679
Microsoft Corp.	19,050	841,058
QUALCOMM, Inc.	12,310	770,975
Lam Research Corp.	5,010	407,564
NetApp, Inc.	8,875	280,095
Stratasys Ltd.*	5,160	180,239
Total Technology		3,608,610
Communications - 6.2%
Cisco Systems, Inc.	45,830	1,258,492
Time Warner, Inc.	8,925	780,134
AT&T, Inc.	18,930	672,394
Scripps Networks Interactive, Inc. — Class A	6,630	433,403
DigitalGlobe, Inc.*	14,605	405,873
Total Communications		3,550,296
Utilities - 3.8%
Edison International	18,675	1,037,956
AGL Resources, Inc.	18,580	865,085
Ameren Corp.	7,300	275,064
Total Utilities		2,178,105
Basic Materials - 2.9%
Dow Chemical Co.	28,070	1,436,342
Reliance Steel & Aluminum Co.	3,640	220,147
Total Basic Materials		1,656,489
Total Common Stocks
(Cost $49,350,205)		55,279,583

SHORT TERM INVESTMENTS† - 4.1%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%	2,377,373	2,377,373
Total Short Term Investments
(Cost $2,377,373)		2,377,373
Total Investments - 100.3%
(Cost $51,727,578)		$57,656,956
Other Assets & Liabilities, net - (0.3)%		(193,776)
Total Net Assets - 100.0%		$57,463,180

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
PREFERRED STOCKS† - 0.3%
Industrial - 0.2%
Seaspan Corp. 6.38% due 04/30/19	20,000	$505,000
Financial - 0.1%
Goldman Sachs Group, Inc. 5.50% due 05/10/23[1,2]	11,104	272,270
Total Preferred Stocks
(Cost $771,170)		777,270

MUTUAL FUNDS† - 2.2%
Guggenheim Strategy Fund I3	181,217	4,515,930
Total Mutual Funds
(Cost $4,510,702)		4,515,930

SHORT TERM INVESTMENTS† - 4.7%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%	9,775,580	9,775,580
Total Short Term Investments
(Cost $9,775,580)		9,775,580

	Face Amount
ASSET BACKED SECURITIES†† - 64.3%
Triaxx Prime CDO Ltd.
2006-2A, 0.45% due 10/02/39[1,4]	$6,256,173	5,889,340
Nationstar HECM Loan Trust
2015-1A, 3.84% due 05/25/18[4]	2,932,044	2,939,374
2014-1A, 4.50% due 11/25/17[4]	1,601,203	1,609,689
GCAT LLC
2015-1, 3.63% due 05/26/20[4,5]	2,000,000	1,990,000
2014-2, 3.72% due 10/25/19[4,5]	1,881,116	1,891,940
Rampart CLO 2007 Ltd.
2007-1A, 2.15% due 10/25/21[1,4]	3,000,000	2,955,000
VOLT XXVII LLC
2014-NPL7, 3.38% due 08/27/57[4,5]	2,938,600	2,940,413
LSTAR Securities Investment Trust
2015-6, 2.18% due 05/01/20[1,4]	2,956,704	2,912,649
ARES XII CLO Ltd.
2007-12A, 2.28% due 11/25/20[1,4]	2,500,000	2,481,250
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/58[4,5]	2,192,446	2,187,771
FS Senior Funding 2015-1 Ltd.
2015-1A, 3.03% due 04/13/25[1,4]	2,000,000	2,008,400
Marea CLO 2012-1 Ltd.
2015-1A, 3.04% due 10/15/23[1,4]	1,000,000	1,002,000
2015-1A, 2.09% due 10/15/23[1,4]	1,000,000	998,800
Fortress Credit Funding V, LP
2015-5A, 2.92% due 08/15/22[1,4]	2,000,000	1,996,800
Venture XI CLO Ltd.
2015-11AR, 2.23% due 11/14/22[1,4,6]	2,000,000	1,995,400
CIFC Funding 2012-II Ltd.
2015-2A, 2.18% due 12/05/24[1,4,6]	2,000,000	1,995,200
Dryden XXIV Senior Loan Fund
2015-24RA, 2.97% due 11/15/23[1,4,6]	2,000,000	1,994,800
Garrison Funding Ltd.
2015-1A, 2.78% due 05/25/27[1,4]	2,000,000	1,985,600
Steele Creek CLO Ltd.
2014-1A, 2.53% due 08/21/26[1,4]	2,000,000	1,982,600
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[4,5]	1,982,050	1,973,878
BCAP LLC 2014-RR3 Trust
2014-RR3, 0.34% due 10/26/36[1,4]	2,118,531	1,969,810
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.92% due 10/15/26[1,4]	1,000,000	988,000
2014-5A, 3.82% due 10/15/26[1,4]	1,000,000	980,000
MT Wilson Clo II Ltd.
2007-2A, 1.28% due 07/11/20[1,4]	2,000,000	1,942,500
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4,5]	1,952,381	1,933,443
NRPL Trust
2015-1A, 3.88% due 11/01/54[4,5,6]	1,923,705	1,929,297
Madison Park Funding Ltd.
2007-6A, 3.53% due 07/26/21[1,4]	1,750,000	1,745,625
AASET
2014-1, 5.12% due 12/15/29	1,201,923	1,192,308
2014-1, 7.37% due 12/15/29	480,769	481,971
OFSI Fund V Ltd.
2013-5A, 3.47% due 04/17/25[1,4]	1,500,000	1,484,700
Flagship CLO VI
2007-1A, 2.68% due 06/10/21[1,4]	1,500,000	1,472,550
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,11]	1,500,000	1,454,250
Structured Asset Investment Loan Trust
2005-2, 0.92% due 03/25/35[1]	1,000,000	932,101

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 64.3% (continued)
2005-1, 0.91% due 02/25/35[1,4]	$550,000	$515,150
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/55[4,5]	1,446,139	1,446,611
Cerberus Onshore II CLO LLC
2014-1A, 2.28% due 10/15/23[1,4]	1,000,000	999,500
2014-1A, 2.97% due 10/15/23[1,4]	250,000	249,700
CIT Mortgage Loan Trust
2007-1, 1.64% due 10/25/37[1,4]	1,300,000	1,240,966
Symphony CLO IX, LP
2012-9A, 4.53% due 04/16/22[1,4]	600,000	601,260
2012-9A, 3.53% due 04/16/22[1,4]	500,000	500,200
Oak Hill Advisors Residential Loan Trust
2015-NPL1, 3.47% due 01/25/55[4,5]	1,058,771	1,059,178
Kingsland V Ltd.
2007-5A, 1.08% due 07/14/21[1,4]	1,070,000	1,019,710
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.69% due 12/15/27[1,4]	1,000,000	1,002,376
Fortress Credit BSL II Ltd.
2013-2A, 1.78% due 10/19/25[1,4,6]	1,000,000	1,001,700
Oxford Finance Funding Trust
2014-1A, 3.48% due 12/15/22[4]	1,000,000	1,001,400
Symphony CLO Ltd.
2015-10AR, 3.12% due 07/23/23[1,4]	1,000,000	1,000,400
Encore Credit Receivables Trust
2005-4, 0.63% due 01/25/36[1]	1,077,390	1,000,210
Ares XXIII CLO Ltd.
2014-1AR, 3.48% due 04/19/23[1,4]	1,000,000	1,000,100
Voya CLO Ltd.
2015-3AR, 3.21% due 10/15/22[1,4]	1,000,000	1,000,000
Adirondack Park CLO Ltd.
2013-1A, 3.25% due 04/15/24[1,4]	1,000,000	1,000,000
Oaktree EIF II Series A2 Ltd.
2014-A2, 2.57% due 11/15/25[1,4,6]	1,000,000	1,000,000
CIFC Funding 2012-III Ltd.
2013-3A, 3.28% due 01/29/25[1,4]	600,000	600,000
2013-3A, 4.53% due 01/29/25[1,4]	400,000	400,000
Highbridge Loan Management 2012-1 Ltd.
2014-1AR, 2.53% due 09/20/22[1,4]	1,000,000	999,900
Northwoods Capital XIV Ltd.
2014-14A, 2.72% due 11/12/25[1,4,6]	1,000,000	999,900
Cent CLO 16, LP
2014-16AR, 3.50% due 08/01/24[1,4]	500,000	500,100
2014-16AR, 2.53% due 08/01/24[1,4]	500,000	499,550
ECAF I Ltd.
2015-1A, 5.80% due 06/15/40[4]	1,000,000	998,900
ACAS CLO Ltd.
2014-1AR, 2.60% due 09/20/23[1,4]	1,000,000	998,000
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/23[1,4]	1,000,000	997,600
Golub Capital Partners Clo 23M Ltd.
2015-23A, 2.14% due 05/05/27[1,4]	1,000,000	997,400
Madison Park Funding VIII Ltd.
2014-8AR, 3.08% due 04/22/22[1,4]	500,000	500,000
2014-8AR, 2.48% due 04/22/22[1,4]	500,000	496,550
Golub Capital Partners Clo 24M Ltd.
2015-24A, 4.02% due 02/05/27[1,4]	1,000,000	996,500
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 2.97% due 10/10/26[1,4]	1,000,000	992,100
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.77% due 04/28/26[1,4]	1,000,000	988,200
Battalion Clo 2007-I Ltd.
2007-1A, 2.43% due 07/14/22[1,4]	1,000,000	984,900
Duane Street CLO IV Ltd.
2007-4A, 2.53% due 11/14/21[1,4]	1,000,000	980,200
San Gabriel CLO Ltd.
2007-1A, 2.53% due 09/10/21[1,4]	1,000,000	979,400
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.08% due 01/07/18[1,4]	1,000,000	975,200
Westbrook CLO Ltd.
2006-1A, 1.98% due 12/20/20[1,4]	1,000,000	966,000
CIFC Funding 2007-I Ltd.
2007-1A, 1.78% due 05/10/21[1,4]	1,000,000	965,800
Airlie CLO 2006-II Ltd.
2006-2A, 1.73% due 12/20/20[1,4]	1,000,000	952,500
Treman Park CLO LLC
2015-1A, due 04/20/27[4,11]	1,000,000	947,600

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 64.3% (continued)
Rockwall CDO II Ltd.
2007-1A, 0.83% due 08/01/24[1,4]	$1,000,000	$929,000
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,11]	1,000,000	928,900
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/23[4]	453,343	459,758
2014-1, 3.08% due 07/15/23[1,4]	453,343	459,438
Miramax LLC
2014-1A, 3.34% due 07/20/26[4]	872,000	874,186
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 6.67% due 03/23/23[4]	441,767	439,602
2006-3A, 0.93% due 03/23/23[1,4]	422,292	412,157
First Frankin Mortgage Loan Trust
2006-FF4, 0.37% due 03/25/36[1]	875,868	842,955
GreenPoint Mortgage Funding Trust
2005-HE4, 0.89% due 07/25/30[1]	860,204	823,703
Venture VI CDO Ltd.
2006-1A, 1.76% due 08/03/20[1,4]	850,000	816,170
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	749,160	812,281
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/29[4]	386,534	389,394
2014-1, 5.25% due 02/15/29[4]	386,534	382,359
Race Point V CLO Ltd.
2014-5AR, 4.04% due 12/15/22[1,4]	750,000	748,500
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	711,000	710,005
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.63% due 07/10/17†††,1	722,969	708,293
Gramercy Park CLO Ltd.
2014-1AR, 3.22% due 07/17/23[1,4]	700,000	700,000
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.23% due 10/20/21[1,4]	700,000	697,550
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.71% due 11/21/40[1,4]	700,000	670,250
Highland Park CDO I Ltd.
2006-1A, 0.59% due 11/25/51[1,4]	659,594	634,068
Babson CLO Ltd.
2012-2A, due 05/15/23[4,11]	750,000	621,000
KVK CLO Ltd.
2013-1A, due 04/14/25[4,11]	750,000	531,150
Structured Asset Securities Corporation Mortgage Loan Trust
2007-BC1, 0.32% due 02/25/37[1]	600,000	523,576
LCM X, LP
2014-10AR, 3.12% due 04/15/22[1,4]	500,000	501,000
Gale Force 4 CLO Ltd.
2007-4A, 3.78% due 08/20/21[1,4]	500,000	500,150
Marine Park CLO Ltd.
2012-1A, 4.78% due 05/18/23[1,4]	500,000	500,100
Race Point IV CLO Ltd.
2007-4A, 2.28% due 08/01/21[1,4]	500,000	500,000
Shackleton II CLO Ltd.
2012-2A, 4.33% due 10/20/23[1,4]	500,000	500,000
OZLM Funding Ltd.
2012-2A, 3.50% due 10/30/23[1,4]	500,000	500,000
Cerberus Onshore II CLO-2 LLC
2014-1A, 2.98% due 10/15/23[1,4]	500,000	499,400
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.43% due 07/28/26[1,4]	500,000	498,850
BlueMountain CLO 2012-2 Ltd.
2012-2A, 2.92% due 11/20/24[1,4]	500,000	498,750
Gallatin CLO VII Ltd.
2014-1A, 3.15% due 07/15/23[1,4]	500,000	497,700
ALM VII R-2 Ltd.
2013-7R2A, 2.87% due 04/24/24[1,4]	500,000	496,500
CIFC Funding 2006-I B Ltd.
2006-1BA, 4.28% due 12/22/20[1,4]	500,000	496,400
Katonah Ltd.
2007-10A, 2.29% due 04/17/20[1,4]	500,000	494,550
COA Summit CLO Ltd.
2014-1A, 4.12% due 04/20/23[1,4]	500,000	494,200
KVK CLO 2014-2 Ltd.
2014-2A, 3.28% due 07/15/26[1,4]	500,000	494,100

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 64.3% (continued)
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.73% due 10/25/26[1,4]	$500,000	$490,500
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.27% due 08/15/23[1,4]	500,000	489,350
Figueroa CLO 2013-1 Ltd.
2013-1A, 3.03% due 03/21/24[1,4]	500,000	489,150
Babson Mid-Market CLO Incorporated 2007-II
2007-2A, 1.98% due 04/15/21[1,4]	500,000	488,550
ColumbusNova CLO Ltd.
2007-1A, 1.63% due 05/16/19[1,4]	500,000	486,900
Telos CLO 2013-4 Ltd.
2013-4A, 3.02% due 07/17/24[1,4]	500,000	485,200
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.52% due 07/25/25[1,4]	250,000	242,100
2014-1A, 3.58% due 07/25/25[1,4]	250,000	241,775
WhiteHorse IV Ltd.
2007-4A, 1.73% due 01/17/20[1,4]	500,000	482,750
Madison Park Funding III Ltd.
2006-3A, 1.70% due 10/25/20[1,4]	500,000	482,050
Shasta CLO Ltd.
2007-1A, 1.67% due 04/20/21[1,4]	500,000	480,950
Katonah IX CLO Ltd.
2006-9A, 1.68% due 01/25/19[1,4]	500,000	480,800
ALM XIV Ltd.
2014-14A, 3.72% due 07/28/26[1,4]	500,000	480,150
Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.78% due 04/25/26[1,4]	250,000	244,675
2014-18A, 4.27% due 04/25/26[1,4]	250,000	233,350
Rise Ltd.
4.74% due 02/12/39	458,333	462,917
Helios Series I Multi Asset CBO Ltd.
2001-1A, 1.29% due 12/13/36[1,4]	461,064	438,841
AABS Ltd.
4.87% due 01/15/38	424,479	431,908
Gramercy Real Estate CDO Ltd.
2007-1A, 0.55% due 08/15/56[1,4]	460,373	420,413
GSAMP Trust
2005-HE6, 0.63% due 11/25/35[1]	450,000	418,249
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,11]	500,000	393,400
Accredited Mortgage Loan Trust
2007-1, 0.32% due 02/25/37[1]	405,815	385,886
Great Lakes CLO Ltd.
2014-1A, 3.98% due 04/15/25[1,4]	250,000	250,000
Soundview Home Loan Trust
2003-1, 2.44% due 08/25/31[1]	246,333	244,584
Kingsland IV Ltd.
2007-4A, 1.73% due 04/16/21[1,4]	250,000	234,050
Neuberger Berman CLO Ltd.
2012-12A, due 07/25/23[4,11]	350,000	224,665
Copper River CLO Ltd.
2007-1A, due 01/20/21[1,4,11]	500,000	141,900
Total Asset Backed Securities
(Cost $133,809,732)		133,523,278

COLLATERALIZED MORTGAGE OBLIGATION†† - 12.0%
LSTAR Securities Investment Trust
2014-1,3.28% due 09/01/21[1,4]	3,896,509	3,897,288
2015-1,2.18% due 01/01/20[1,4]	2,909,536	2,861,238
2015-2,2.18% due 01/01/20[1,4]	2,896,532	2,860,325
Banc of America Funding Ltd.
2013-R1,0.38% due 11/03/41[1,4]	6,053,686	5,678,358
CSMC Series
2014-ICE,2.34% due 04/15/27[1,4]	1,500,000	1,493,034
2014-6R,0.36% due 09/27/36[1,4]	856,563	813,776
2014-2R,0.38% due 02/27/46[1,4]	496,132	460,672
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/46[1,4]	1,834,435	1,774,449
COMM 2014-KYO Mortgage Trust
2014-KYO,2.54% due 06/11/27[1,4]	1,500,000	1,496,238
Morgan Stanley Capital I Trust
2015-XLF1,2.39% due 08/13/19[1,4]	1,000,000	1,000,077
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5,2.29% due 07/15/31[1,4]	1,000,000	996,449
Structured Asset Mortgage Investments II Trust
2006-AR1,0.42% due 02/25/36[1]	523,599	446,179

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 12.0% (continued)
HarborView Mortgage Loan Trust
2006-12,0.38% due 01/19/38[1,6]	$521,237	$439,524
Nomura Resecuritization Trust
2012-1R,0.63% due 08/27/47[1,4]	388,836	359,673
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.27% due 02/25/47[1]	226,124	215,417
Morgan Stanley Re-REMIC Trust
2010-R5,0.51% due 06/26/36[1,4]	242,424	180,795
Total Collateralized Mortgage Obligation
(Cost $24,929,290)		24,973,492

CORPORATE BONDS††- 11.2%
Financial - 6.6%
Citigroup, Inc.
5.80% due 11/29/49[1,2,6]	1,400,000	1,403,500
5.87% due 12/31/49[1,2,6]	495,000	496,089
5.95% due 12/31/49[1,2,6]	350,000	337,820
6.30% due 12/29/49[1,2]	30,000	29,288
JPMorgan Chase & Co.
5.00% due 12/29/49[1,2,6]	1,280,000	1,252,800
5.30% due 12/31/49[1,2,6]	750,000	744,450
Bank of America Corp.
5.12% due 12/29/49[1,2,6]	1,900,000	1,861,524
SunTrust Banks, Inc.
5.63% due 12/29/49[1,2,6]	1,500,000	1,509,375
Morgan Stanley
5.55% due 12/31/49[1,2,6]	1,500,000	1,489,125
EPR Properties
5.75% due 08/15/22[6]	1,000,000	1,072,369
Capital One Financial Corp.
5.55% due 12/31/49[1,2,6]	1,000,000	991,250
Goldman Sachs Group, Inc.
5.38% due 12/31/49[1,2,6]	1,000,000	987,900
HSBC Holdings plc
5.63% due 12/29/49[1,2,6]	750,000	750,938
Cadence Financial Corp.
4.88% due 06/28/19[10]	500,000	503,750
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[1,4,6]	350,000	352,625
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	75,000	77,438
Total Financial		13,860,241
Mortgage Securities - 1.0%
Resource Capital Corporation Ltd.
2.69% due 04/15/32[1,4]	2,000,000	1,990,624
Industrial - 0.9%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	708,000	742,515
CNH Industrial Capital LLC
3.88% due 07/16/18	600,000	600,750
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	600,000	564,000
Total Industrial		1,907,265
Consumer, Non-cyclical - 0.7%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]	1,316,000	1,380,155
Asset Backed Securities - 0.5%
H2 Asset Funding Ltd.
2.08% due 03/19/37	1,000,000	1,007,400
Collateralized Mortgage Obligations - 0.5%
CSMC Trust
2.44% due 02/15/29[1,4]	1,000,000	997,817
Diversified - 0.5%
HRG Group, Inc.
7.88% due 07/15/19[6]	800,000	844,000
7.88% due 07/15/19[6]	100,000	105,500
Total Diversified		949,500
Basic Materials - 0.3%
Yamana Gold, Inc.
4.95% due 07/15/24	750,000	722,424
Consumer, Cyclical - 0.1%
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20[6]	250,000	263,125
Energy - 0.1%
Schahin II Finance Company SPV Ltd.
5.87% due 09/25/22[4]	390,900	156,360
Total Corporate Bonds
(Cost $23,612,713)		23,234,911

MORTGAGE BACKED SECURITIES†† - 8.8%

LSTAR Securities Investment Trust
2015-5,2.18% due 04/03/17†††,1,4	3,018,540	2,977,790
2015-4,2.18% due 04/01/20[1,4]	1,952,524	1,930,656
2015-3,2.19% due 03/01/20[1,4]	1,469,428	1,440,187
Hilton USA Trust
2013-HLT,5.61% due 11/05/18[1,4]	1,500,000	1,520,278
2013-HLT,4.41% due 11/05/30[4]	1,300,000	1,311,280
Motel 6 Trust
2015-MTL6,4.53% due 02/05/30[4]	1,000,000	998,083
2015-MTL6,5.27% due 02/05/30[4]	1,000,000	990,988

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 8.8% (continued)
AJAX Mortgage Loan Trust
2015-A,3.87% due 11/25/54†††,4	$1,992,976	$1,985,403
Nomura Resecuritization Trust
2015-4R,0.61% due 03/26/36†††,1,4	2,138,903	1,934,424
Hyatt Hotel Portfolio Trust
2015-HYT,3.24% due 11/15/29[1,4]	1,000,000	1,004,119
Resource Capital Corporation
2015-CRE3,3.34% due 03/15/32[1,4]	1,000,000	999,998
LSTAR Commercial Mortgage Trust
2011-1,5.43% due 06/25/43[1,4]	750,000	754,670
Residential Asset Securitization Trust
2006-A12,6.25% due 11/25/36	572,389	418,152
Total Mortgage Backed Securities
(Cost $18,344,959)		18,266,028

SENIOR FLOATING RATE INTERESTS††- 4.8%
Industrial - 1.1%
Travelport Holdings LLC
5.75% due 09/02/21	1,094,500	1,095,670
Univision Communications, Inc.
4.00% due 03/01/20	497,360	493,277
Dematic S.A.
4.25% due 12/27/19	246,250	245,019
Doncasters Group Ltd.
4.50% due 04/09/20	241,644	241,192
Sabre, Inc.
4.00% due 02/19/19	196,970	196,519
Total Industrial		2,271,677
Consumer, Cyclical - 1.1%
Party City Holdings, Inc.
4.00% due 07/26/19	693,428	691,804
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	495,901	494,939
Hoyts Group Holdings LLC
4.00% due 05/29/20	348,223	347,353
Smart & Final Stores LLC
4.00% due 11/15/19	270,796	270,005
Fitness International LLC
5.50% due 07/01/20	247,500	237,291
Arby's
4.75% due 11/16/20	193,265	193,644
Total Consumer, Cyclical		2,235,036
Consumer, Non-cyclical - 0.7%
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21	698,250	700,931
Diamond Foods, Inc.
4.25% due 08/20/18	494,369	493,444
American Tire Distributors, Inc.
5.25% due 09/01/21	297,750	300,171
Total Consumer, Non-cyclical		1,494,546
Basic Materials - 0.6%
Fortescue Metals Group Ltd.
3.75% due 06/28/19	977,090	865,614
Chromaflo Technologies
4.50% due 12/02/19	397,822	394,508
Total Basic Materials		1,260,122
Financial - 0.6%
First Data Corp.
3.69% due 03/23/18	800,000	796,712
USI Holdings Corp.
4.25% due 12/27/19	371,222	370,450
Total Financial		1,167,162
Communications - 0.5%
Asurion Corp.
4.25% due 07/08/20	348,223	346,702
5.00% due 05/24/19	195,462	195,789
Avaya, Inc.
6.25% due 05/29/20	498,524	481,254
Total Communications		1,023,745
Technology - 0.2%
Deltek, Inc.
5.00% due 06/25/22	296,951	297,322

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1,9- 4.8% (continued)
Technology - 0.2% (continued)
First Data Corp.
4.19% due 03/24/21	$150,000	$150,156
Total Technology		447,478
Total Senior Floating Rate Interests
(Cost $9,918,688)		9,899,766

REPURCHASE AGREEMENTS††,8 - 4.1%
Jefferies & Company, Inc. issued 06/09/15 at 3.18% due 07/09/15[7]	2,514,000	2,514,000
Jefferies & Company, Inc. issued 06/26/15 at 3.19% due 08/04/15[7]	1,947,000	1,947,000
Jefferies & Company, Inc. issued 06/04/15 at 3.19% due 07/07/15[7]	1,025,000	1,025,000
Jefferies & Company, Inc. issued 06/29/15 at 2.68% due 07/09/15	537,000	537,000
Jefferies & Company, Inc. issued 06/29/15 at 2.69% due 07/09/15[7]	519,000	519,000
Jefferies & Company, Inc. issued 06/29/15 at 2.69% due 07/16/15[7]	503,000	503,000
Jefferies & Company, Inc. issued 06/29/15 at 2.69% due 08/04/15[7]	407,000	407,000
Jefferies & Company, Inc. issued 06/18/15 at 3.19% due 07/22/15[7]	371,000	371,000
Jefferies & Company, Inc. issued 06/29/15 at 2.69% due 07/22/15[7]	345,000	345,000
Jefferies & Company, Inc. issued 06/25/15 at 3.19% due 07/30/15[7]	206,000	206,000
Jefferies & Company, Inc. issued 06/30/15 at 2.68% due 07/16/15[7]	109,000	109,000
Jefferies & Company, Inc. issued 06/29/15 at 2.68% due 07/01/15	108,000	108,000
Total Repurchase Agreements
(Cost $8,591,000)		8,591,000
Total Investments - 112.4%
(Cost $234,263,834)		$233,557,255
Other Assets & Liabilities, net - (12.4)%		(25,814,698)
Total Net Assets - 100.0%		$207,742,557

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[2]	Perpetual maturity.
[3]	Affiliated issuer — See Note 6.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $171,566,415 (cost $172,123,732), or 82.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[6]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[7]	Illiquid security.
[8]	Repurchase Agreements — See Note 8.
[9]	The face amount is denominated in U.S. Dollars unless otherwise noted.
[10]	Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $503,750 (cost $500,000), or 0.2% of total net assets — See Note 7.
[11]	Residual interest.
plc — Public Limited Company See Sector Classification in Other Information section.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 5.0%
Consumer, Non-cyclical - 1.4%
Archer-Daniels-Midland Co.	34,427	$1,660,070
HCA Holdings, Inc.*	14,095	1,278,699
Anthem, Inc.	7,476	1,227,112
Aetna, Inc.	9,124	1,162,945
Cigna Corp.	7,034	1,139,508
UnitedHealth Group, Inc.	8,760	1,068,720
Gilead Sciences, Inc.	9,065	1,061,330
Kroger Co.	13,826	1,002,523
Molson Coors Brewing Co. — Class B	14,087	983,413
Community Health Systems, Inc.*	15,482	974,902
Procter & Gamble Co.	11,604	907,897
Universal Health Services, Inc. — Class B	6,374	905,745
Humana, Inc.	4,674	894,043
PepsiCo, Inc.	9,562	892,517
Ingredion, Inc.	11,088	884,933
Campbell Soup Co.	18,529	882,907
Tenet Healthcare Corp.*	13,349	772,640
Amgen, Inc.	4,993	766,525
Johnson & Johnson	7,803	760,480
Health Net, Inc.*	11,768	754,564
Sysco Corp.	20,781	750,194
DaVita HealthCare Partners, Inc.*	9,379	745,349
ManpowerGroup, Inc.	8,076	721,832
Pfizer, Inc.	21,488	720,493
DENTSPLY International, Inc.	13,951	719,174
SUPERVALU, Inc.*	85,139	688,775
Stryker Corp.	7,053	674,055
Altria Group, Inc.	13,277	649,378
Express Scripts Holding Co.*	7,280	647,483
Quest Diagnostics, Inc.	8,583	622,439
Tyson Foods, Inc. — Class A	14,272	608,416
Dr Pepper Snapple Group, Inc.	8,342	608,132
WellCare Health Plans, Inc.*	7,164	607,722
Magellan Health, Inc.*	8,220	575,975
RR Donnelley & Sons Co.	31,551	549,934
ADT Corp.	16,376	549,742
Avon Products, Inc.	87,194	545,834
Patterson Companies, Inc.	11,098	539,918
Halyard Health, Inc.*	13,223	535,532
Western Union Co.	25,927	527,096
Centene Corp.*	6,385	513,354
Owens & Minor, Inc.	14,874	505,716
CR Bard, Inc.	2,814	480,350
PAREXEL International Corp.*	7,397	475,701
Molina Healthcare, Inc.*	6,760	475,228
Kimberly-Clark Corp.	4,368	462,877
MEDNAX, Inc.*	6,200	459,482
Bio-Rad Laboratories, Inc. — Class A*	3,044	458,457
Whole Foods Market, Inc.	11,362	448,117
LifePoint Health, Inc.*	5,146	447,445
Cardinal Health, Inc.	5,344	447,026
Quanta Services, Inc.*	15,313	441,321
United Rentals, Inc.*	4,978	436,172
Varian Medical Systems, Inc.*	5,156	434,805
Hormel Foods Corp.	7,647	431,061
H&R Block, Inc.	14,521	430,548
ConAgra Foods, Inc.	9,847	430,511
Hologic, Inc.*	10,802	411,124
Chemed Corp.	3,133	410,736
Kellogg Co.	6,387	400,465
Hill-Rom Holdings, Inc.	7,362	399,977
McCormick & Company, Inc.	4,905	397,060
Coca-Cola Enterprises, Inc.	9,057	393,436
Estee Lauder Companies, Inc. — Class A	4,521	391,790
Total System Services, Inc.	9,208	384,618
Coca-Cola Co.	9,631	377,824
Charles River Laboratories International, Inc.*	5,217	366,964
General Mills, Inc.	6,476	360,843
Clorox Co.	3,467	360,637
Colgate-Palmolive Co.	5,511	360,475
Sanderson Farms, Inc.	4,742	356,409
Air Methods Corp.*	8,573	354,408
Merck & Company, Inc.	6,186	352,169
Flowers Foods, Inc.	16,618	351,471
United Natural Foods, Inc.*	5,516	351,259
ResMed, Inc.	5,763	324,860
Total Consumer, Non-cyclical		47,453,642
Industrial - 0.8%
Corning, Inc.	58,221	1,148,700
Agilent Technologies, Inc.	21,239	819,401
Norfolk Southern Corp.	8,777	766,759
Crane Co.	12,944	760,202
Avnet, Inc.	18,255	750,463
Energizer Holdings, Inc.	5,431	714,448
Clean Harbors, Inc.*	13,071	702,435
Parker-Hannifin Corp.	5,996	697,515
EMCOR Group, Inc.	14,559	695,483
Caterpillar, Inc.	8,043	682,207
AGCO Corp.	11,682	663,304
Timken Co.	18,134	663,160
Regal Beloit Corp.	9,088	659,698
Fluor Corp.	12,249	649,320
ITT Corp.	14,898	623,332
Jacobs Engineering Group, Inc.*	15,278	620,592
Thermo Fisher Scientific, Inc.	4,758	617,398
Cummins, Inc.	4,666	612,133
Waste Management, Inc.	12,886	597,266
FedEx Corp.	3,503	596,911
TE Connectivity Ltd.	9,206	591,946
United Technologies Corp.	5,227	579,831
Terex Corp.	24,716	574,647
Vishay Intertechnology, Inc.	48,859	570,673
Kennametal, Inc.	16,479	562,263
Northrop Grumman Corp.	3,454	547,908
Triumph Group, Inc.	8,190	540,458
Stanley Black & Decker, Inc.	4,919	517,676
FLIR Systems, Inc.	16,566	510,564
Republic Services, Inc. — Class A	12,900	505,293
Jabil Circuit, Inc.	23,148	492,821
Con-way, Inc.	12,397	475,673

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 5.0% (continued)
Industrial - 0.8% (continued)
Arrow Electronics, Inc.*	8,485	$473,463
Boeing Co.	3,210	445,291
Trinity Industries, Inc.	16,532	436,941
GATX Corp.	8,067	428,761
Oshkosh Corp.	9,926	420,664
Huntington Ingalls Industries, Inc.	3,706	417,259
Raytheon Co.	4,336	414,868
Lockheed Martin Corp.	2,184	406,006
Werner Enterprises, Inc.	15,431	405,064
L-3 Communications Holdings, Inc.	3,538	401,138
Deere & Co.	4,127	400,525
Union Pacific Corp.	4,081	389,205
Dover Corp.	5,432	381,218
Honeywell International, Inc.	3,650	372,191
Moog, Inc. — Class A*	5,184	366,405
CIRCOR International, Inc.	6,673	363,879
Sanmina Corp.*	17,956	361,993
Valmont Industries, Inc.	3,027	359,819
Actuant Corp. — Class A	15,270	352,584
Textron, Inc.	7,883	351,818
Emerson Electric Co.	6,290	348,655
Keysight Technologies, Inc.*	11,005	343,246
Total Industrial		29,151,473
Financial - 0.7%
California Republic Bancorp*	166,500	4,886,776
Macerich Co.	16,122	1,202,701
Hartford Financial Services Group, Inc.	25,726	1,069,431
Allstate Corp.	15,536	1,007,820
Travelers Companies, Inc.	10,380	1,003,332
Prudential Financial, Inc.	9,152	800,984
JPMorgan Chase & Co.	10,243	694,066
Progressive Corp.	23,627	657,540
Everest Re Group Ltd.	3,492	635,579
Aflac, Inc.	9,563	594,819
Comerica, Inc.	10,735	550,920
Bank of America Corp.	31,019	527,943
Chubb Corp.	5,503	523,555
Lincoln National Corp.	8,699	515,155
Principal Financial Group, Inc.	9,746	499,872
Assurant, Inc.	7,233	484,611
Mack-Cali Realty Corp.	24,279	447,462
Bank of New York Mellon Corp.	10,546	442,616
ACE Ltd.	4,270	434,174
Zions Bancorporation	13,062	414,523
Voya Financial, Inc.	8,727	405,544
Northern Trust Corp.	5,298	405,085
ProAssurance Corp.	8,682	401,195
Charles Schwab Corp.	12,216	398,852
OM Asset Management plc	22,297	396,664
WR Berkley Corp.	7,582	393,733
Hanover Insurance Group, Inc.	5,315	393,469
Regions Financial Corp.	37,663	390,189
Raymond James Financial, Inc.	6,481	386,138
MetLife, Inc.	6,890	385,771
American International Group, Inc.	6,222	384,644
State Street Corp.	4,987	383,999
NASDAQ OMX Group, Inc.	7,550	368,516
Ameriprise Financial, Inc.	2,926	365,545
Primerica, Inc.	7,825	357,524
Franklin Resources, Inc.	7,205	353,261
Legg Mason, Inc.	5,855	301,708
Total Financial		23,865,716
Technology - 0.5%
Xerox Corp.	120,873	1,286,089
Computer Sciences Corp.	16,919	1,110,563
CA, Inc.	37,412	1,095,798
SanDisk Corp.	17,328	1,008,836
Texas Instruments, Inc.	14,623	753,231
NetApp, Inc.	23,020	726,511
Teradata Corp.*	19,514	722,018
Pitney Bowes, Inc.	32,602	678,448
Intel Corp.	21,026	639,506
Fidelity National Information Services, Inc.	10,301	636,602
Xilinx, Inc.	13,761	607,686
Hewlett-Packard Co.	19,999	600,170
Applied Materials, Inc.	30,539	586,961
International Business Machines Corp.	3,518	572,238
SunEdison Semiconductor Ltd.*	32,724	565,143
Western Digital Corp.	7,143	560,154
Teradyne, Inc.	27,880	537,805
DST Systems, Inc.	4,185	527,226
Diebold, Inc.	14,156	495,460
Fairchild Semiconductor International, Inc. — Class A*	27,033	469,834
Leidos Holdings, Inc.	11,634	469,665
QUALCOMM, Inc.	7,404	463,712
KLA-Tencor Corp.	7,526	423,036
Linear Technology Corp.	8,346	369,144
Paychex, Inc.	7,624	357,413
Oracle Corp.	8,401	338,560
NVIDIA Corp.	16,741	336,662
Microsoft Corp.	7,575	334,436
CACI International, Inc. — Class A*	4,126	333,752
Cree, Inc.*	11,648	303,197
Icad, Inc.*	32,000	103,680
Total Technology		18,013,536
Utilities - 0.5%
Edison International	27,141	1,508,496
PG&E Corp.	29,821	1,464,211
Entergy Corp.	20,574	1,450,466
Ameren Corp.	37,839	1,425,774
Public Service Enterprise Group, Inc.	34,813	1,367,455
DTE Energy Co.	14,529	1,084,445
CenterPoint Energy, Inc.	48,164	916,562
Pinnacle West Capital Corp.	15,730	894,880
MDU Resources Group, Inc.	42,770	835,298
AGL Resources, Inc.	16,763	780,485
AES Corp.	49,616	657,908
Southwest Gas Corp.	10,614	564,771
Vectren Corp.	14,636	563,193
Xcel Energy, Inc.	15,856	510,246
NextEra Energy, Inc.	5,044	494,463

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 5.0% (continued)
Utilities - 0.5% (continued)
Westar Energy, Inc.	14,149	$484,179
Consolidated Edison, Inc.	8,077	467,497
PNM Resources, Inc.	18,790	462,234
CMS Energy Corp.	13,838	440,602
Great Plains Energy, Inc.	16,474	398,012
Avista Corp.	12,368	379,079
SCANA Corp.	6,955	352,271
OGE Energy Corp.	12,266	350,440
Total Utilities		17,852,967
Communications - 0.3%
Atlantic Tele-Network, Inc.	13,484	931,475
Time Warner, Inc.	10,503	918,068
Viacom, Inc. — Class B	13,458	869,925
CenturyLink, Inc.	26,913	790,704
Discovery Communications, Inc. — Class A*	19,840	659,878
Telephone & Data Systems, Inc.	21,048	618,811
News Corp. — Class A*	42,125	614,604
Cengage Learning Acquisitions, Inc.*,††	21,660	592,943
West Corp.	19,394	583,759
Scripps Networks Interactive, Inc. — Class A	8,500	555,645
VeriSign, Inc.*	7,988	493,020
Cisco Systems, Inc.	16,476	452,432
Iridium Communications, Inc.*	48,996	445,374
Time, Inc.	16,857	387,880
Symantec Corp.	16,569	385,229
NETGEAR, Inc.*	12,123	363,932
Juniper Networks, Inc.	13,936	361,918
Motorola Solutions, Inc.	6,101	349,831
Verizon Communications, Inc.	7,335	341,884
Polycom, Inc.*	28,330	324,095
Frontier Communications Corp.	62,130	307,544
Total Communications		11,348,951
Consumer, Cyclical - 0.3%
Wal-Mart Stores, Inc.	17,264	1,224,536
The Gap, Inc.	22,085	842,984
CVS Health Corp.	8,012	840,299
General Motors Co.	23,787	792,821
Casey's General Stores, Inc.	7,293	698,232
Bed Bath & Beyond, Inc.*	8,186	564,670
Ingram Micro, Inc. — Class A	20,917	523,553
Best Buy Company, Inc.	15,785	514,749
Target Corp.	5,842	476,882
Fossil Group, Inc.*	6,219	431,350
Dana Holding Corp.	20,440	420,655
Foot Locker, Inc.	6,177	413,921
Alaska Air Group, Inc.	6,401	412,416
Costco Wholesale Corp.	3,039	410,447
Southwest Airlines Co.	11,819	391,091
PulteGroup, Inc.	18,966	382,165
Buckle, Inc.	8,258	377,969
Ralph Lauren Corp. — Class A	2,771	366,770
Copart, Inc.*	10,251	363,705
Kohl's Corp.	5,151	322,504
American Airlines Group, Inc.	7,457	297,795
Total Consumer, Cyclical		11,069,514
Energy - 0.3%
Hess Corp.	15,719	1,051,287
Murphy Oil Corp.	24,013	998,220
Valero Energy Corp.	14,417	902,504
ConocoPhillips	13,470	827,193
Apache Corp.	12,342	711,269
National Oilwell Varco, Inc.	13,794	665,974
Devon Energy Corp.	11,128	662,005
Superior Energy Services, Inc.	24,212	509,420
Anadarko Petroleum Corp.	6,273	489,670
Western Refining, Inc.	11,029	481,085
Newfield Exploration Co.*	13,293	480,143
Chevron Corp.	4,951	477,623
Chesapeake Energy Corp.	41,911	468,146
QEP Resources, Inc.	23,933	443,000
Tesoro Corp.	4,317	364,398
First Solar, Inc.*	3,096	145,450
Total Energy		9,677,387
Consumer Discretionary - 0.1%
Travelport LLC*	175,071	2,412,478
Travelport, LLC*	11,027	151,952
Total Consumer Discretionary		2,564,430
Basic Materials - 0.1%
Mirabela Nickel Ltd.*	7,057,522	626,125
Mosaic Co.	12,889	603,850
United States Steel Corp.	17,827	367,593
Total Basic Materials		1,597,568
Total Common Stocks
(Cost $178,969,241)		172,595,184

PREFERRED STOCKS† - 1.1%
Financial - 0.6%
Aspen Insurance Holdings Ltd. 5.95%[1,2]	459,129	11,570,050
Goldman Sachs Group, Inc. 5.50%[1,2]	213,226	5,228,302
Cent CLO 16, LP due 08/1/24*,††,3	7,000	4,933,250
ALM Loan Funding Ltd. due 06/20/23*,††,1,13	1,373	1,235,975
WhiteHorse II Ltd. due 06/15/17*,††,1,4,13	2,100,000	2
GSC Partners CDO Fund V Ltd. due 11/20/16*,††,1,4,13	5,200	–
Total Financial		22,967,579
Industrial - 0.4%
Seaspan Corp. 6.38% due 04/30/19	520,000	13,130,000
Financials - 0.1%
BreitBurn Energy Partners due *,†††,5	367,070	2,753,025
Total Preferred Stocks
(Cost $41,777,033)		38,850,604

EXCHANGE-TRADED FUNDS† - 3.4%
iShares MSCI Italy Capped ETF	2,258,875	33,634,649
iShares MSCI Spain Capped ETF	989,142	33,185,715
SPDR EURO STOXX 50 ETF	848,582	31,762,424

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 3.4% (continued)
iShares iBoxx $ High Yield Corporate Bond ETF	231,507	$20,557,822
Total Exchange-Traded Funds
(Cost $121,230,125)		119,140,610

MUTUAL FUNDS† - 5.5%
Guggenheim Strategy Fund I6	3,301,566	82,275,013
Guggenheim Alpha Opportunity Fund - Institutional Class[6]	1,881,326	48,425,332
Guggenheim Limited Duration Fund - Institutional Class[6]	1,876,498	46,555,916
Guggenheim Risk Managed Real Estate Fund - Institutional Class[6]	403,870	11,857,619
Total Mutual Funds
(Cost $189,245,522)		189,113,880

CLOSED-END FUNDS† - 0.1%
Guggenheim Strategic Opportunities Fund[6]	171,830	3,424,572
Total Closed-End Funds
(Cost $3,394,645)		3,424,572

SHORT TERM INVESTMENTS† - 5.3%
Federated U.S. Treasury Cash Reserve Fund 0.00%	182,312,239	182,312,239
Total Short Term Investments
(Cost $182,312,239)		182,312,239

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.8%
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/17[4]	$47,102,695	47,352,338
2015-1A, 3.84% due 05/25/18[4]	10,750,827	10,777,704
Triaxx Prime CDO Ltd.
2006-2A, 0.45% due 10/02/39[1,4]	52,312,835	49,001,431
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4,7]	19,523,810	19,334,429
2015-1A, 5.07% due 02/15/40[4,7]	18,010,714	17,899,048
AASET
2014-1, 7.37% due 12/15/29	18,990,385	19,037,861
2014-1, 5.12% due 12/15/29	18,028,846	17,884,615
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/58[4,7]	36,540,763	36,462,857
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/55[4,7]	32,297,107	32,307,636
ECAF I Ltd.
2015-1A, 5.80% due 06/15/40[4]	29,750,000	29,717,275
Treman Park CLO LLC
2015-1A, due 04/20/27[4,13]	28,400,000	25,959,280
GCAT LLC
2014-2, 3.72% due 10/25/19[4,7]	16,483,279	16,578,124
2015-1, 3.63% due 05/26/20[4,7]	8,500,000	8,457,500
NRPL Trust
2015-1A, 3.88% due 11/01/54[4,7]	24,223,149	24,293,566
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/29[4]	14,593,364	14,701,355
2014-1, 5.25% due 02/15/29[4]	7,947,871	7,862,034
Voya CLO Ltd.
2013-1X, due 04/15/24[13]	20,000,000	16,564,000
2015-3AR, 4.21% due 10/15/22[1,4]	4,000,000	4,010,400
Avery
2013-3X, due 01/18/25[13]	19,800,000	18,202,140
GSAA Home Equity Trust
2006-14, 0.36% due 09/25/36[1]	19,472,192	10,534,533
2007-7, 0.46% due 07/25/37[1]	4,657,784	3,934,617
2006-18, 6.00% due 11/25/36[7]	4,495,135	2,997,868
KKR Financial CLO Ltd.
2007-1A, 2.52% due 05/15/21[1,4]	10,850,000	10,803,345
2007-1A, 5.27% due 05/15/21[1,4]	5,000,000	4,996,500
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,13]	16,000,000	15,062,200
Gramercy Real Estate CDO Ltd.
2007-1A, 0.55% due 08/15/56[1,4]	15,038,850	13,733,478
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,13]	14,000,000	13,004,600
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[4,7]	12,883,326	12,830,208
CDGJ Commercial Mortgage Trust
2014-BXCH, 4.44% due 12/15/27[1,4]	12,500,000	12,528,550
Gramercy Park CLO Ltd.
2014-1AR, 3.22% due 07/17/23[1,4]	7,500,000	7,500,000
2012-1A, due 07/17/23[4,13]	2,650,000	2,216,195
2014-1AR, 4.32% due 07/17/23[1,4]	1,750,000	1,750,000
2012-1X, 07/17/23[13]	1,250,000	1,045,375
Cedar Woods CRE CDO Ltd.
2006-1A, 0.45% due 07/25/51	13,412,676	12,336,979

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.8% (continued)
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.52% due 10/10/26[1,4]	$5,400,000	$5,323,320
2015-6A, 2.97% due 10/10/26[1,4]	4,000,000	3,968,400
2015-6A, 3.92% due 10/10/26[1,4]	3,000,000	2,951,100
Northwoods Capital XIV Ltd.
2014-14A, 3.61% due 11/12/25[1,4]	6,000,000	6,017,400
2014-14A, 2.72% due 11/12/25[1,4]	5,750,000	5,749,425
Lehman XS Trust Series
2006-16N, 0.38% due 11/25/46[1]	13,688,281	10,983,271
NewStar Clarendon Fund CLO LLC
2015-1A, 2.96% due 01/25/27[1,4]	7,000,000	7,007,000
2015-1A, 3.61% due 01/25/27[1,4]	4,000,000	3,922,800
RAIT CRE CDO I Ltd.
2006-1X, 0.51% due 11/20/46	10,975,643	10,038,323
Highbridge Loan Management 2012-1 Ltd.
2014-1AR, 3.53% due 09/20/22[1,4]	6,500,000	6,513,000
2014-1AR, 4.53% due 09/20/22[1,4]	3,500,000	3,507,350
Babson CLO Ltd.
2012-2A, due 05/15/23[4,13]	11,850,000	9,811,800
2014-IA, due 07/20/25[4,13]	6,400,000	5,038,720
N-Star Real Estate CDO IX Ltd.
0.50% due 02/01/41[5]	9,707,532	9,487,171
N-Star REL CDO VIII Ltd.
2006-8A, 0.55% due 02/01/41[1,4]	8,100,000	7,514,370
2006-8A, 0.48% due 02/01/41[1,4]	1,850,498	1,789,062
ARES XXVI CLO Ltd.
2013-1A, due 04/15/25[4,13]	7,750,000	5,036,725
2013-1A, 3.03% due 04/15/25[1,4]	2,000,000	1,978,200
2013-1A, 4.03% due 04/15/25[1,4]	1,500,000	1,474,800
KVK CLO Ltd.
2013-1A, due 04/14/25[4,13]	11,900,000	8,427,580
Galaxy XIX CLO Ltd.
2015-19A, due 01/24/27[4,13]	5,500,000	5,365,800
2015-19A, 3.66% due 01/24/27[1,4]	3,000,000	3,018,600
Highland Park CDO I Ltd.
2006-1A, 0.66% due 11/25/51[1,4]	8,250,000	5,364,150
2006-1A, 0.59% due 11/25/51[1,4]	3,061,028	2,942,566
Neuberger Berman CLO Ltd.
2012-12X, due 07/25/23[13]	7,000,000	4,493,300
2012-12A, due 07/25/23[4,13]	5,900,000	3,787,210
CIFC Funding 2012-II Ltd.
2015-2A, 2.98% due 12/05/24[1,4]	8,250,000	8,228,550
KVK CLO 2014-2 Ltd.
2014-2A, 3.28% due 07/15/26[1,4]	8,250,000	8,152,650
Atlas Senior Loan Fund V Ltd.
2014-1A, 3.28% due 07/16/26[1,4]	8,000,000	7,938,400
MWAM CBO Ltd.
2001-1A, 5.10% due 01/30/31[1,4]	4,445,663	4,242,941
2001-1A, 14.09% due 01/30/31[4,7]	3,261,457	3,603,910
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[4,13]	9,600,000	7,489,920
Cent CLO 16, LP
2014-16AR, 3.50% due 08/01/24[1,4]	7,250,000	7,251,450
Jasper CLO Ltd.
2005-1A, 1.18% due 08/01/17[1,4]	7,000,000	6,909,000
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/37[4,7]	6,681,806	6,835,506
LSTAR Securities Investment Trust
2015-6, 2.18% due 05/01/20[1,4]	6,603,306	6,504,917
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[4]	3,913,585	3,906,932
2013-1A, 6.37% due 12/13/48[4]	2,545,214	2,585,937
Rise Ltd.
4.74% due 02/12/39	6,416,667	6,480,833
GreenPoint Mortgage Funding Trust
2005-HE4, 0.89% due 07/25/30[1]	6,764,334	6,477,303
Venture XI CLO Ltd.
2015-11AR, 3.23% due 11/14/22[1,4]	4,000,000	3,989,600
2015-11AR, 4.23% due 11/14/22[1,4]	2,500,000	2,486,750
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.63% due 07/10/17†††,1	6,576,687	6,443,180
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[4,7]	6,270,833	6,427,604
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 4.78% due 10/15/26[1,4]	3,500,000	3,341,100

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.8% (continued)
2014-5A, 3.82% due 10/15/26[1,4]	$3,000,000	$2,940,000
SHACKLETON 2013-IV CLO Ltd.
2013-4A, 3.28% due 01/13/25[1,4]	6,250,000	6,235,625
HSI Asset Securitization Corporation Trust 2005-OPT1
2005-OPT1, 0.61% due 11/25/35[1]	7,320,000	6,064,437
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.45% due 04/25/36[1]	6,613,922	6,045,145
CIT Mortgage Loan Trust
2007-1, 1.64% due 10/25/37[1,4]	6,330,000	6,042,548
Dryden XXIII Senior Loan Fund
2014-23RA, 3.23% due 07/17/23[1,4]	6,000,000	6,030,000
Rampart CLO 2007 Ltd.
2007-1A, 4.08% due 10/25/21[1,4]	6,000,000	6,015,000
ALM VII R-2 Ltd.
2013-7R2A, 2.87% due 04/24/24[1,4]	3,250,000	3,227,250
2013-7R2A, 3.73% due 04/24/24[1,4]	2,500,000	2,478,250
ALM XIV Ltd.
2014-14A, 3.23% due 07/28/26[1,4]	3,100,000	3,101,550
2014-14A, 3.72% due 07/28/26[1,4]	2,500,000	2,400,750
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.52% due 04/28/26[1,4]	5,500,000	5,357,550
Neuberger Berman CLO XII Ltd.
2014-12AR, 3.38% due 07/25/23[1,4]	5,300,000	5,324,910
Telos CLO Ltd.
2013-3A, 3.27% due 01/17/24[1,4]	2,750,000	2,708,200
2013-3A, 4.52% due 01/17/24[1,4]	2,550,000	2,536,740
Newstar Commercial Loan Funding LLC
2013-1A, 4.83% due 09/20/23[1,4]	3,250,000	3,162,250
2014-1A, 5.02% due 04/20/25[1,4]	1,250,000	1,250,000
2013-1A, 5.58% due 09/20/23[1,4]	750,000	746,550
Eagle I Ltd.
2014-1A, 5.29% due 12/15/39[4]	5,085,938	5,073,172
Newstar Commercial Loan Funding 2015-1 LLC
2015-1A, 4.16% due 01/20/27[1,4]	5,000,000	5,019,500
Portola CLO Ltd.
2007-1A, 3.77% due 11/15/21[1,4]	5,000,000	5,006,250
Atlas Senior Loan Fund IV Ltd.
2014-2A, 2.97% due 02/17/26[1,4]	3,900,000	3,838,380
2014-2A, 3.72% due 02/17/26[1,4]	1,210,000	1,157,244
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4,7]	5,043,368	4,984,865
Fortress Credit Funding V, LP
2015-5A, 3.93% due 08/15/22[1,4]	5,000,000	4,982,500
OCP CLO 2014-7 Ltd.
2014-7A, 3.28% due 10/20/26[1,4]	5,000,000	4,968,500
Mountain Hawk II CLO Ltd.
2013-2A, 3.42% due 07/22/24[1,4]	2,750,000	2,522,575
2013-2A, 2.88% due 07/22/24[1,4]	2,500,000	2,401,750
Telos CLO 2014-6 Ltd.
2014-6A, 3.27% due 01/17/27[1,4]	5,000,000	4,906,000
KVK CLO 2014-1 Ltd.
2014-1A, 3.17% due 05/15/26[1,4]	5,000,000	4,892,500
Cerberus Onshore II CLO-2 LLC
2014-1A, 3.63% due 10/15/23[1,4]	2,500,000	2,469,750
2014-1A, 4.43% due 10/15/23[1,4]	2,500,000	2,407,000
Golub Capital Partners Clo 24M Ltd.
2015-24A, 4.51% due 02/05/27[1,4]	5,000,000	4,822,000
Clear Lake CLO Ltd.
2007-1A, 1.73% due 12/20/20[1,4]	5,000,000	4,813,500
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.71% due 11/21/40[1,4]	5,000,000	4,787,500
ALM VII R Ltd.
2013-7RA, 3.73% due 04/24/24[1,4]	4,750,000	4,665,450
NewStar Commercial Loan Trust
2007-1A, 2.58% due 09/30/22[1,4]	4,000,000	3,714,400
2007-1A, 1.58% due 09/30/22[1,4]	1,000,000	950,400
GSAA Home Equity Trust 2006-3
2006-3, 0.49% due 03/25/36[1]	6,554,921	4,659,638
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.52% due 07/25/25[1,4]	2,750,000	2,663,100
2014-1A, 3.58% due 07/25/25[1,4]	2,000,000	1,934,200

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.8% (continued)
West CLO 2013-1 Ltd.
2013-1A, due 11/07/25[4,13]	$5,300,000	$3,600,290
2013-1A, 3.18% due 11/07/25[1,4]	1,000,000	983,000
Battalion Clo 2007-I Ltd.
2007-1A, 2.43% due 07/14/22[1,4]	4,600,000	4,530,540
Carlyle Global Market Strategies CLO Ltd.
2014-2AR, 4.17% due 07/20/23[1,4]	3,000,000	3,000,000
2012-3A, due 10/04/24[4,13]	1,800,000	1,505,700
Soundview Home Loan Trust
2007-1, 0.36% due 03/25/37[1]	4,862,538	4,488,517
Golub Capital Partners CLO 21M Ltd.
2014-21A, 3.58% due 10/25/26[1,4]	4,300,000	4,186,910
Halcyon Loan Advisors Funding Ltd.
2012-2A, 3.13% due 12/20/24[1,4]	3,250,000	3,201,575
2012-1A, 3.27% due 08/15/23[1,4]	1,000,000	978,700
Flagship CLO VI
2007-1A, 2.68% due 06/10/21[1,4]	4,200,000	4,123,140
BlueMountain CLO 2012-2 Ltd.
2012-2A, 4.27% due 11/20/24[1,4]	4,100,000	4,100,000
Marathon CLO V Ltd.
2013-5A, due 02/21/25[4,13]	4,000,000	4,050,400
Symphony Clo V Ltd.
2007-5A, 4.53% due 01/15/24[1,4]	4,000,000	4,014,400
Oaktree EIF II Series A2 Ltd.
2014-A2, 3.47% due 11/15/25[1,4]	4,000,000	4,000,000
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.23% due 10/20/21[1,4]	4,000,000	3,986,000
Catamaran CLO Ltd.
2015-1A, 3.36% due 04/22/27[1,4]	4,000,000	3,986,000
Saxon Asset Securities Trust
2005-4, 0.63% due 11/25/37[1]	4,550,000	3,933,812
Acis CLO Ltd.
2013-1A, 4.78% due 04/18/24[1,4]	2,100,000	2,100,000
2013-2A, 4.13% due 10/14/22[1,4]	1,800,000	1,792,440
JFIN CLO 2007 Ltd.
2007-1A, 3.08% due 07/20/21[1,4]	4,000,000	3,772,000
Fortress Credit Investments IV Ltd.
2015-4A, 3.82% due 07/17/23[1,4]	3,800,000	3,727,800
Great Lakes CLO Ltd.
2012-1A, due 01/15/23[4,13]	3,250,000	2,255,175
2014-1A, 4.47% due 04/15/25[1,4]	1,500,000	1,438,650
AMMC CLO XI Ltd.
2012-11A, due 10/30/23[4,13]	5,650,000	3,551,590
Rockwall CDO II Ltd.
2007-1A, 0.53% due 08/01/24[1,4]	2,239,276	2,154,408
2007-1A, 0.83% due 08/01/24[1,4]	1,500,000	1,393,500
Oak Hill Advisors Residential Loan Trust
2015-NPL1, 3.47% due 01/25/55[4,7]	3,529,235	3,530,594
Fifth Street Senior Loan Fund I LLC
2015-1A, 4.01% due 01/20/27[1,4]	3,500,000	3,505,250
Marea CLO 2012-1 Ltd.
2015-1A, 4.04% due 10/15/23[1,4]	3,500,000	3,482,500
Putnam Structured Product CDO Ltd.
2002-1A, 0.87% due 01/10/38[1,4]	3,700,428	3,458,420
Grayson CLO Ltd.
2006-1A, 0.69% due 11/01/21[1,4]	3,700,000	3,412,510
AABS Ltd.
4.87% due 01/15/38	3,353,385	3,412,070
ACA CLO Ltd.
2007-1A, 1.23% due 06/15/22[1,4]	3,550,000	3,394,510
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 3.54% due 10/18/25[1,4]	3,500,000	3,375,400
Banco Bradesco SA
2014-1B, 5.43% due 03/12/26†††,5	3,381,983	3,373,528
Mountain Hawk I CLO Ltd.
2013-1A, 3.00% due 01/20/24[1,4]	3,400,000	3,309,900
Primus Clo II Ltd.
2007-2A, 1.23% due 07/15/21[1,4]	3,500,000	3,278,100
Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.78% due 04/25/26[1,4]	2,200,000	2,153,140
2014-18A, 4.27% due 04/25/26[1,4]	1,200,000	1,120,080
DIVCORE CLO Ltd.
2013-1A B, 4.08% due 11/15/32	3,250,000	3,242,850

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.8% (continued)
Oaktree EIF II Series A1 Ltd.
2015-B1A, 3.46% due 02/15/26[1,4]	$3,250,000	$3,230,175
CIFC Funding 2012-I Ltd.
2014-1AR, 3.35% due 08/14/24[1,4]	3,250,000	3,223,025
Duane Street CLO II Ltd.
2006-2A, 4.03% due 08/20/18[1,4]	3,250,000	3,204,825
GSAA Home Equity Trust 2006-14
2006-14, 0.44% due 09/25/36[1]	5,161,386	3,161,049
Marathon CLO VII Ltd.
2014-7A, 3.78% due 10/28/25[1,4]	3,000,000	3,009,000
ACIS CLO Ltd.
2015-6A, 3.67% due 05/01/27[1,4]	3,000,000	3,004,200
Shackleton I CLO Ltd.
2012-1A, 5.03% due 08/14/23[1,4]	3,000,000	3,000,300
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.98% due 04/15/25[1,4]	3,000,000	3,000,000
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/23[4]	2,946,729	2,988,429
Home Equity Asset Trust 2005-7
2005-7, 0.64% due 01/25/36[1]	3,250,000	2,947,146
Vibrant CLO II Ltd.
2013-2A, 3.03% due 07/24/24[1,4]	3,000,000	2,926,500
Mountain Hawk III CLO Ltd.
2014-3A, 3.08% due 04/18/25[1,4]	3,000,000	2,911,800
Race Point V CLO Ltd.
2014-5AR, 4.04% due 12/15/22[1,4]	2,900,000	2,894,200
Sound Point CLO I Ltd.
2012-1A, 4.85% due 10/20/23[1,4]	2,750,000	2,759,625
Marathon CLO VI Ltd.
2014-6A, 3.13% due 05/13/25[1,4]	2,750,000	2,694,725
Shackleton 2014-V CLO Ltd.
2014-5A, 2.98% due 05/07/26[1,4]	2,750,000	2,669,150
Fortress Credit BSL Ltd.
2013-1A, 3.18% due 01/19/25[1,4]	2,750,000	2,664,750
Helios Series I Multi Asset CBO Ltd.
2001-1A, 1.29% due 12/13/36[1,4]	2,766,383	2,633,043
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.33% due 07/25/37[1,4]	2,940,008	2,609,051
Callidus Debt Partners Clo Fund VI Ltd.
2007-6A, 3.28% due 10/23/21[1,4]	2,100,000	2,068,710
2007-6A, 1.53% due 10/23/21[1,4]	500,000	481,150
Finn Square CLO Ltd.
2012-1A, due 12/24/23[4,13]	3,250,000	2,523,950
LCM X, LP
2014-10AR, 4.02% due 04/15/22[1,4]	2,500,000	2,505,250
Apidos CLO XX
2015-20A, 3.42% due 01/16/27[1,4]	2,500,000	2,503,750
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 4.04% due 07/15/23[1,4]	2,500,000	2,467,000
First Franklin Mortgage Loan Trust
2006-FF1, 0.53% due 01/25/36[1]	2,750,000	2,433,992
Westwood CDO II Ltd.
2007-2X, 2.07% due 04/25/22	1,550,000	1,479,475
2007-2A, 2.08% due 04/25/22[1,4]	1,000,000	954,500
San Gabriel CLO Ltd.
2007-1A, 2.53% due 09/10/21[1,4]	2,450,000	2,399,530
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.27% due 12/20/18[1,4]	2,376,000	2,361,982
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,13]	3,000,000	2,360,400
Copper River CLO Ltd.
2007-1A, due 01/20/21[1,4,13]	8,150,000	2,312,970
GSAA Trust
2005-10, 0.84% due 06/25/35[1]	2,462,000	2,246,169
Venture XII CLO Ltd.
2013-12A, 3.94% due 02/28/24[1,4]	2,250,000	2,211,300
CIFC Funding 2013-II Ltd.
2013-2A, 3.88% due 04/21/25[1,4]	2,250,000	2,204,775
Neuberger Berman CLO XVIII Ltd.
2014-18A, 3.43% due 11/14/25[1,4]	2,000,000	2,003,600
Gale Force 4 CLO Ltd.
2007-4A, 3.78% due 08/20/21[1,4]	2,000,000	2,000,600
OCP CLO 2014-6 Ltd.
2014-6A, 3.37% due 07/17/26[1,4]	2,000,000	2,000,000
OHA Credit Partners VII Ltd.
2012-7A, 4.28% due 11/20/23[1,4]	2,000,000	2,000,000

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.8% (continued)
CIFC Funding 2006-I B Ltd.
2006-1BA, 4.28% due 12/22/20[1,4]	$2,000,000	$1,985,600
Limerock CLO II Ltd.
2014-2A, 3.13% due 04/18/26[1,4]	2,000,000	1,981,000
Adirondack Park CLO Ltd.
2013-1A, 3.93% due 04/15/24[1,4]	2,000,000	1,977,600
AMMC CLO XIV Ltd.
2014-14A, 3.08% due 07/27/26[1,4]	2,000,000	1,963,400
Churchill Financial Cayman Ltd.
2007-1A, 2.87% due 07/10/19[1,4]	1,000,000	980,000
2007-1A, 1.52% due 07/10/19[1,4]	1,000,000	977,700
Pasadena CDO Ltd.
2002-1A, 1.13% due 06/19/37[1,4]	2,033,718	1,956,437
Cerberus Onshore II CLO LLC
2014-1A, 3.77% due 10/15/23[1,4]	1,000,000	992,600
2014-1A, 4.27% due 10/15/23[1,4]	1,000,000	954,400
Lime Street CLO Corp.
2007-1A, 2.78% due 06/20/21[1,4]	2,000,000	1,940,800
NXT Capital CLO 2015-1 LLC
2015-1A, 4.43% due 04/21/27[1,4]	2,000,000	1,924,400
Kingsland III Ltd.
2006-3A, 1.88% due 08/24/21[1,4]	1,890,000	1,828,008
Regatta Funding Ltd.
2007-1X, 3.59% due 06/15/20[1]	1,800,000	1,783,260
Symphony CLO XV Ltd.
2014-15A, 3.47% due 10/17/26[1,4]	1,750,000	1,752,275
Shackleton II CLO Ltd.
2012-2A, 4.33% due 10/20/23[1,4]	1,750,000	1,750,000
CIFC Funding 2014 Ltd.
2014-1A, 3.08% due 04/18/25[1,4]	1,750,000	1,726,375
Canyon Capital CLO 2012-1 Ltd.
2013-1A, 3.08% due 01/15/24[1,4]	1,750,000	1,717,275
Madison Park Funding XI Ltd.
2013-11A, 3.78% due 10/23/25[1,4]	1,750,000	1,714,650
Telos Clo Ltd.
2007-2A, 2.48% due 04/15/22[1,4]	1,650,000	1,591,920
MCF CLO IV LLC
2014-1A, 6.17% due 10/15/25[1,4]	1,750,000	1,590,225
Landmark VIII CLO Ltd.
2006-8A, 1.73% due 10/19/20[1,4]	1,650,000	1,571,295
Airplanes Pass Through Trust
2001-1A, 0.74% due 03/15/19[1,4]	3,894,056	1,567,357
Ableco Capital LLC 2013-1
2013-1, 4.92% due 05/31/19[1,5]	1,522,037	1,522,037
Symphony CLO Ltd.
2015-10AR, 4.12% due 07/23/23[1,4]	1,500,000	1,505,250
Avalon IV Capital Ltd.
2014-1AR, 4.12% due 04/17/23[1,4]	1,500,000	1,503,000
OZLM Funding V Ltd.
2013-5A, 3.27% due 01/17/26[1,4]	1,500,000	1,500,450
MCF CLO I LLC
2013-1A, 3.83% due 04/20/23[1,4]	1,500,000	1,491,000
Steele Creek CLO Ltd.
2014-1A, 3.48% due 08/21/26[1,4]	1,500,000	1,482,150
Greywolf CLO III Ltd.
2014-1A, 3.13% due 04/22/26[1,4]	1,500,000	1,478,550
Figueroa CLO 2013-2 Ltd.
2013-2A, 3.75% due 12/18/25[1,4]	1,500,000	1,473,900
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.18% due 06/20/17[1,4]	1,500,000	1,473,600
Sands Point Funding Ltd.
2006-1A, 2.03% due 07/18/20[1,4]	1,500,000	1,467,150
Black Diamond CLO Delaware Corp.
2005-2A, 2.08% due 01/07/18[1,4]	1,500,000	1,462,800
ALM VI Ltd.
2012-6A, due 06/14/23[4,13]	1,600,000	1,440,320
Kingsland IV Ltd.
2007-4A, 1.73% due 04/16/21[1,4]	1,500,000	1,404,300
Structured Asset Investment Loan Trust
2005-2, 0.92% due 03/25/35[1]	1,500,000	1,398,152
OHA Park Avenue CLO I Ltd.
2007-1A, 3.54% due 03/14/22[1,4]	1,438,179	1,393,596
Duane Street CLO IV Ltd.
2007-4A, 2.53% due 11/14/21[1,4]	1,400,000	1,372,280
Ares XXV CLO Ltd.
2013-3A, due 01/17/24[4,13]	2,000,000	1,304,600

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.8% (continued)
TICP CLO II Ltd.
2014-2A, 3.28% due 07/20/26[1,4]	$1,300,000	$1,297,660
New Century Home Equity Loan Trust
2004-4, 0.98% due 02/25/35[1]	1,470,476	1,280,919
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 0.93% due 03/23/23[1,4]	844,584	824,314
2006-3A, 6.67% due 03/23/23[4]	441,767	439,602
Asset Backed Securities Corporation Home Equity Loan Trust Series OOMC 2006-HE5
2006-HE5, 0.32% due 07/25/36[1]	1,407,177	1,261,598
COA Summit CLO Ltd.
2014-1A, 4.12% due 04/20/23[1,4]	1,250,000	1,235,500
Salus CLO Ltd.
2013-1AN, 6.98% due 03/05/21[1,4]	1,200,000	1,196,040
2013-1AN, 5.03% due 03/05/21[1,4]	29,926	30,064
ColumbusNova CLO Ltd.
2007-1A, 1.63% due 05/16/19[1,4]	1,250,000	1,217,250
GoldenTree Loan Opportunities III Ltd.
2007-3A, 3.47% due 05/01/22[1,4]	1,250,000	1,216,500
ICE EM CLO
2007-1A, 1.23% due 08/15/22[1,4]	1,250,000	1,193,625
VENTURE XIII CLO Ltd.
2013-13A, due 06/10/25[4,13]	1,470,000	1,186,290
ARES CLO Ltd.
2013-1X, due 04/15/25[13]	1,660,000	1,078,834
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.97% due 04/29/19[1,4]	1,100,000	1,045,110
Marathon CLO Ltd.
2013-5X, due 02/21/25[13]	1,000,000	1,012,600
Carlyle Global Market Strategies CLO 2012-1 Ltd.
2015-1A, 4.02% due 04/20/22[1,4]	1,000,000	1,004,700
Katonah Ltd.
2007-10A, 2.29% due 04/17/20[1,4]	1,000,000	989,100
OHA Loan Funding 2013-1 Ltd.
2013-1A, 3.88% due 07/23/25[1,4]	1,000,000	985,000
Cavalry CLO II
2013-2A, 4.27% due 01/17/24[1,4]	1,000,000	984,800
WhiteHorse VIII Ltd.
2014-1A, 3.03% due 05/01/26[1,4]	1,000,000	983,600
ACAS CLO 2013-1 Ltd.
2013-1A, 3.03% due 04/20/25[1,4]	1,000,000	981,400
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.82% due 10/17/22[1,4]	1,000,000	980,700
Gleneagles CLO Ltd.
2005-1A, 1.18% due 11/01/17[1,4]	1,000,000	978,000
CIFC Funding 2013-IV Ltd.
2013-4A, 3.78% due 11/27/24[1,4]	1,000,000	974,200
Halcyon Loan Investors CLO I, Inc.
2006-1A, 3.78% due 11/20/20[1,4]	1,000,000	971,600
First Franklin Mortgage Loan Trust 2006-FF1
2006-FF1, 0.63% due 01/25/36[1]	1,225,000	971,497
Pangaea CLO Ltd.
2007-1A, 0.78% due 10/21/21[1,4]	1,000,000	968,300
Halcyon Loan Investors CLO II, Inc.
2007-2A, 1.68% due 04/24/21[1,4]	1,000,000	966,100
Eastland CLO Ltd.
2007-1A, 0.68% due 05/01/22[1,4]	1,000,000	943,600
MCF CLO III LLC
2014-3A, 3.46% due 01/20/24[1,4]	1,000,000	919,600
Aames Mortgage Investment Trust 2006-1
2006-1, 0.51% due 04/25/36[1]	858,612	834,471
Cerberus Offshore Levered I, LP
2012-1A, 6.29% due 11/30/18[1,4]	779,460	779,538
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.49% due 11/14/33[1,4]	904,171	768,545
Tricadia CDO Ltd.
2006-6A, 1.03% due 11/05/41[1,4]	764,789	758,212
Venture XV CLO Ltd.
2013-15A, 3.38% due 07/15/25[1,4]	750,000	750,000
Garrison Funding Ltd.
2013-2A, 4.93% due 09/25/23[1,4]	750,000	747,150
Octagon Investment Partners XV Ltd.
2013-1A, 3.13% due 01/19/25[1,4]	750,000	745,950
Central Park CLO Ltd.
2011-1A, 3.48% due 07/23/22[1,4]	750,000	744,600
Fortress Credit Opportunities
2005-1A, 0.61% due 07/15/19[1,4]	802,045	735,957

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.8% (continued)
Venture XIV CLO Ltd.
2013-14A, 3.04% due 08/28/25[1,4]	$750,000	$735,825
Westwood CDO I Ltd.
2007-1A, 0.95% due 03/25/21[1,4]	700,000	661,920
Asset Backed Securities Corporation Home Equity Loan Trust Series
2004-HE8, 1.24% due 12/25/34[1]	663,432	636,764
Northwind Holdings LLC
2007-1A, 1.06% due 12/01/37[1,4]	581,875	529,506
Aerco Ltd.
2000-2A, 1.13% due 07/15/25[1]	1,115,841	448,568
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49[4]	404,106	335,933
TCW Global Project Fund III Ltd.
2005-1A, 1.13% due 09/01/17†††,1,4	318,176	313,722
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.46% due 07/09/17[1]	234,000	227,588
Diversified Asset Securitization Holdings II, LP
2000-1A, 0.78% due 09/15/35[1,4]	206,285	202,696
Drug Royalty Limited Partnership 1
2012-1, 5.53% due 07/15/24[1,4]	134,154	138,650
Marathon CLO II Ltd.
2005-2A, due 12/20/19[4,13]	2,250,000	80,325
TCW Global Project Fund II Ltd.
2004-1A, 1.62% due 06/24/16[1,4]	78,751	77,963
BlackRock Senior Income Series Corp.
2004-1X, due 09/15/16†††,13	2,400,000	–
Total Asset Backed Securities
(Cost $1,284,277,281)		1,276,018,089

SENIOR FLOATING RATE INTERESTS††,1,11- 17.6%
Industrial - 4.1%
Travelport Holdings LLC
5.75% due 09/02/21	28,755,500	28,786,267
CareCore National LLC
5.50% due 03/05/21	7,984,113	7,997,445
Univision Communications, Inc.
4.00% due 03/01/20	7,364,290	7,303,828
Gates Global, Inc.
4.25% due 07/05/21	7,085,578	6,970,437
DAE Aviation
5.25% due 06/24/22	6,000,000	5,985,000
Nord Anglia Education Finance LLC
5.00% due 03/31/21	4,111,853	4,109,304
Connolly Corp.
4.50% due 05/14/21	3,981,590	3,987,801
SIRVA Worldwide, Inc.
7.50% due 03/27/19	3,701,595	3,710,849
Hardware Holdings LLC
6.75% due 03/30/20[5]	3,473,750	3,378,222
Brickman Group Holdings, Inc.
4.00% due 12/18/20	3,317,912	3,293,027
Sabre, Inc.
4.00% due 02/19/19	3,297,469	3,289,918
GYP Holdings III Corp.
4.75% due 04/01/21	3,270,980	3,145,603
NVA Holdings, Inc.
4.75% due 08/14/21	2,335,404	2,336,385
8.00% due 08/12/22	750,000	750,000
Berlin Packaging LLC
4.50% due 10/01/21	2,929,119	2,928,211
Flakt Woods
2.63% due 03/20/17†††,5	EUR 2,664,741	2,921,009
Mast Global
8.75% due 09/12/19†††,5	2,877,427	2,856,955
AlliedBarton Security Services LLC
4.25% due 02/12/21	2,711,899	2,706,828
Pro Mach Group, Inc.
4.75% due 10/22/21	2,493,750	2,496,867
Goodpack Ltd.
4.75% due 09/09/21	2,543,625	2,473,675
SIG Onex Wizard Acquisition
4.25% due 03/11/22	2,400,000	2,395,800
Knowledge Learning Corp.
5.25% due 03/18/21	2,370,000	2,373,958
syncreon
5.25% due 10/28/20	2,807,250	2,362,778
Thermasys Corp.
5.25% due 05/03/19	2,304,563	2,297,833
National Technical Systems
7.00% due 06/12/21	1,905,882	1,885,489
Ceva Logistics US Holdings
6.50% due 03/19/21	1,984,729	1,852,606
Survitec
4.75% due 02/24/22	GBP 1,125,000	1,763,337
Power Borrower, LLC
4.25% due 05/06/20	1,475,604	1,471,915
8.25% due 11/06/20	275,000	270,875
CPM Holdings, Inc.
6.00% due 04/11/22	1,700,000	1,702,125
Milacron
4.50% due 09/28/20	1,584,658	1,584,658
Capstone Logistics
5.50% due 10/07/21	1,416,000	1,410,690
Dematic S.A.
4.25% due 12/27/19	1,414,456	1,407,384
Ceva Group plc (United Kingdom)
6.50% due 03/19/21	1,381,773	1,289,789
due 03/19/19[8]	120,000	101,802

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1,11- 17.6% (continued)
Industrial - 4.1% (continued)
Element Materials Technology
5.00% due 08/06/21	$1,361,185	$1,360,341
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	1,438,929	1,343,139
Hillman Group, Inc.
4.50% due 06/30/21	792,000	792,000
3.75% due 06/28/19[5]	542,857	495,191
API Technologies Corp.
9.00% due 02/06/18†††,5	1,174,005	1,166,139
US Infrastructure Corp.
4.00% due 07/10/20	1,074,720	1,068,003
SI Organization
5.75% due 11/22/19	1,058,848	1,062,491
Constantinople Acquisition GmbH
4.75% due 04/30/22	834,912	835,438
4.75% due 04/29/22	162,588	162,691
Mitchell International, Inc.
8.50% due 10/11/21	900,000	896,850
Exopack Holdings SA
4.50% due 05/08/19	797,425	798,087
V.Group Ltd.
5.00% due 06/25/21	792,000	792,990
Hunter Defense Technologies
6.50% due 08/05/19	770,000	771,925
Doncasters Group Ltd.
9.50% due 10/09/20	744,828	741,103
NANA Development Corp.
8.00% due 03/15/18[5]	715,000	697,125
Hunter Fan Co.
6.50% due 12/20/17[5]	572,361	566,637
MRC Global, Inc.
5.00% due 11/08/19	525,397	520,800
Headwaters, Inc.
4.50% due 03/24/22	500,000	500,000
Douglas Dynamics, LLC
5.25% due 12/31/21	498,750	499,997
Tank Holdings Corp.
5.25% due 03/16/22	484,783	485,389
Vat Holding AG
4.25% due 02/11/21	439,444	438,346
GCA Services Group, Inc.
4.29% due 11/01/19	305,126	303,219
Landmark Aviation (US)
4.75% due 10/25/19	287,086	284,933
Ceva Logistics Canada, ULC
6.50% due 03/19/21	248,091	231,576
Wencor (Jazz Acq)
3.69% due 06/19/19	169,231	153,492
Camp Systems International
8.25% due 11/29/19	120,000	120,000
Landmark Aviation (CAD)
4.75% due 10/25/19	11,394	11,309
Total Industrial		142,697,881
Consumer, Cyclical - 3.0%
Sears Holdings Corp.
5.50% due 06/29/18	7,549,175	7,435,936
Sky Bet
6.50% due 02/25/22	GBP 3,700,000	5,801,221
National Vision, Inc.
4.00% due 03/12/21	5,066,107	4,956,325
6.75% due 03/11/22	650,000	633,750
Advantage Sales & Marketing, Inc.
4.25% due 07/23/21	5,268,000	5,238,710
Eyemart Express
5.00% due 12/17/21	4,738,125	4,761,816
Neiman Marcus Group, Inc.
4.25% due 10/25/20	4,732,350	4,699,839
Landry's, Inc.
4.00% due 04/24/18	4,495,306	4,502,813
Ceridian Corp.
4.50% due 09/15/20	4,476,847	4,429,303
Petsmart, Inc.
4.25% due 03/11/22	4,000,000	3,989,000
Dollar Tree, Inc.
3.50% due 03/09/22	3,968,354	3,965,061
ServiceMaster Co.
4.25% due 07/01/21	3,725,366	3,722,460
Mattress Firm
5.00% due 10/20/21	3,333,250	3,352,683
CHG Healthcare Services, Inc.
4.25% due 11/19/19	3,318,342	3,312,137
Ipreo Holdings
4.00% due 08/06/21	3,288,613	3,258,457
Party City Holdings, Inc.
4.00% due 07/26/19	2,643,308	2,637,123
Fitness International LLC
5.50% due 07/01/20	2,376,744	2,278,704
J. Crew Group, Inc.
4.00% due 03/05/21	2,501,862	2,153,327
Dealer Tire LLC
4.82% due 12/22/21	1,990,000	2,003,273
Life Time Fitness
4.25% due 06/10/22	2,000,000	1,984,000
IntraWest Holdings S.à r.l.
4.75% due 12/09/20	1,907,656	1,914,008
1-800 Contacts, Inc.
4.25% due 01/29/21	1,843,302	1,837,551
Nassa Midco AS
4.25% due 05/14/21	EUR 1,650,000	1,833,131
Capital Automotive LP
6.00% due 04/30/20	1,770,000	1,794,886
Compucom Systems, Inc.
4.25% due 05/11/20	1,895,648	1,753,474
Burlington Coat Factory Warehouse Corp.
4.25% due 08/13/21	1,722,042	1,720,681
Kate Spade & Co.
4.00% due 04/09/21	1,641,729	1,623,260
Southern Graphics, Inc.
4.25% due 10/17/19	1,475,063	1,471,375
Ollies Bargain Outlet
4.75% due 09/28/19	1,478,216	1,470,825

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1,11- 17.6% (continued)
Consumer, Cyclical - 3.0% (continued)
BBB Industries, LLC
6.00% due 11/03/21	$997,500	$1,002,488
4.19% due 11/04/19[5]	512,500	450,435
Men's Wearhouse
4.50% due 06/18/21	1,385,974	1,387,706
TI Automotive Ltd.
4.25% due 07/02/21	1,280,325	1,278,328
Jacobs Entertainment, Inc.
5.25% due 10/29/18	1,201,674	1,195,665
NPC International, Inc.
4.00% due 12/28/18	1,196,907	1,183,442
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	1,176,736	1,164,968
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	1,145,178	1,142,956
Warner Music Group
3.75% due 07/01/20	1,045,189	1,028,372
PF Changs
4.25% due 06/22/19	997,377	984,910
California Pizza Kitchen, Inc.
5.25% due 03/29/18	928,390	914,000
Equinox Fitness
5.00% due 01/31/20	547,236	549,288
Packers Holdings
5.00% due 12/02/21	497,500	499,988
GCA Services Group, Inc.
9.25% due 11/01/20	440,000	437,800
Container Store, Inc.
4.25% due 04/06/19	328,276	322,531
Navistar, Inc.
5.75% due 08/17/17	298,611	298,799
Arby's
4.75% due 11/16/20	193,265	193,644
CKX Entertainment, Inc.
9.00% due 06/21/17[5]	43,475	15,216
Total Consumer, Cyclical		104,585,665
Consumer, Non-cyclical - 2.9%
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21	28,428,750	28,537,915
5.00% due 08/23/19	8,887,500	8,910,873
One Call Medical, Inc.
5.00% due 11/27/20	6,140,799	6,037,204
Valeant Pharmaceuticals International, Inc.
4.00% due 04/01/22	5,985,000	5,975,005
At Home Holding III Corp.
5.00% due 06/03/22	5,000,000	4,975,000
Harvard Drug
5.00% due 08/16/20	4,552,835	4,552,835
Performance Food Group
6.25% due 11/14/19	4,042,604	4,047,657
Grocery Outlet, Inc.
4.75% due 10/21/21	3,034,750	3,034,720
IHC Holding Corp.
7.00% due 04/30/21†††,5	3,000,000	2,956,200
American Tire Distributors, Inc.
5.25% due 09/01/21	2,756,273	2,778,682
Taxware Holdings
7.50% due 04/01/22†††,5	2,500,000	2,475,715
Continental Foods
4.25% due 08/20/21	EUR 2,000,000	2,229,225
Dole Food Company, Inc.
4.50% due 11/01/18	2,194,387	2,195,068
Reddy Ice Holdings, Inc.
6.75% due 05/01/19[5]	1,075,740	952,030
10.75% due 10/01/19[5]	1,125,000	860,625
Authentic Brands
5.50% due 05/27/21	1,782,667	1,775,233
AdvancePierre Foods, Inc.
9.50% due 10/10/17	1,006,000	1,017,318
5.75% due 07/10/17	728,811	729,416
Diamond Foods, Inc.
4.25% due 08/20/18	1,727,386	1,724,156
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	1,534,146	1,522,640
Phillips-Medsize Corp.
4.75% due 06/16/21	1,485,496	1,484,575
Hearthside Foods
4.50% due 06/02/21	1,386,000	1,387,150
Nellson Nutraceutical (US)
6.00% due 12/23/21	1,285,806	1,287,413
DJO Finance LLC
4.25% due 06/07/20	1,222,031	1,221,274
Nellson Nutraceutical (CAD)
6.00% due 12/23/21	1,109,194	1,110,581
CTI Foods Holding Co. LLC
8.25% due 06/28/21	1,135,000	1,103,788
NES Global Talent
6.50% due 10/03/19	1,122,503	1,055,153
Concordia
4.75% due 04/21/22	1,000,000	1,002,080
Winebow, Inc.
4.75% due 07/01/21	990,000	979,793
Akorn, Inc.
4.50% due 04/16/21	843,625	844,156
Par Pharmaceuticals
4.25% due 09/30/19	796,000	795,204
Fender Musical Instruments Corp.
5.75% due 04/03/19	589,500	589,011
PPDI
4.00% due 12/05/18	472,895	471,788
Hostess Brands
6.75% due 04/09/20	388,438	393,293
Targus Group International, Inc.
14.75% due 05/24/16†††,5	224,203	177,120
Rite Aid Corp.
5.75% due 08/21/20	100,000	100,938
Total Consumer, Non-cyclical		101,290,834
Technology - 2.6%
Epicor Software
4.75% due 06/01/22	11,500,000	11,458,944

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1,11- 17.6% (continued)
Technology - 2.6% (continued)
TIBCO Software, Inc.
6.50% due 12/04/20	$10,976,250	$10,959,127
Deltek, Inc.
5.00% due 06/25/22	8,454,840	8,454,750
Advanced Computer Software
10.50% due 01/31/23	4,750,000	4,607,500
6.50% due 03/18/22	3,491,250	3,478,158
Informatica Corp.
4.50% due 06/03/22	6,000,000	5,983,140
Telx Group
4.50% due 04/09/20	4,835,072	4,810,896
7.50% due 04/09/21	875,000	875,000
Micro Focus International plc
5.25% due 11/19/21	5,016,176	5,020,641
Greenway Medical Technologies
6.00% due 11/04/20[5]	3,595,250	3,595,250
9.25% due 11/04/21	550,000	539,000
EIG Investors Corp.
5.00% due 11/08/19	2,727,890	2,714,251
Wall Street Systems
4.50% due 04/30/21	2,510,870	2,506,174
LANDesk Group, Inc.
5.00% due 02/25/20	2,406,375	2,398,362
Mirion Technologies
5.75% due 03/31/22	2,244,375	2,248,280
The Active Network, Inc.
5.50% due 11/13/20	2,057,154	2,026,297
Sparta Holding Corp.
6.50% due 07/28/20†††	1,885,750	1,869,721
Sophos
5.00% due 01/29/21	1,572,060	1,574,513
Sophia, LP
4.00% due 07/19/18	1,434,694	1,432,900
Data Device Corp.
5.75% due 07/15/20	1,267,500	1,261,163
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	1,182,000	1,179,045
Flexera Software LLC
4.50% due 04/02/20	828,033	826,310
8.00% due 04/02/21	350,000	346,500
Go Daddy Operating Company, LLC
4.25% due 05/13/21	1,127,048	1,127,229
Aspect Software, Inc.
7.25% due 05/09/16	1,128,256	1,114,153
Eze Castle Software, Inc.
4.00% due 04/06/20	693,004	689,539
7.25% due 04/05/21	400,000	390,000
Hyland Software, Inc.
4.75% due 02/19/21	1,033,600	1,034,117
ION Trading Technologies Ltd.
4.50% due 06/10/21	EUR 900,000	999,960
MRI Software LLC
5.25% due 06/23/21	1,000,000	999,170
CCC Information Services, Inc.
4.00% due 12/20/19	996,679	989,204
Infor, Inc.
3.75% due 06/03/20	755,989	744,967
Quorum Business Solutions
5.75% due 08/06/21	666,650	661,650
Gogo LLC
7.50% due 03/21/18	474,585	474,585
Sabre, Inc.
4.00% due 02/19/19	248,106	247,719
First Data Corp.
4.19% due 03/24/21	178,213	178,398
Evergreen Skill
5.75% due 04/28/21	545	528
Total Technology		89,817,141
Communications - 2.0%
Avaya, Inc.
6.25% due 05/29/20	14,365,865	13,868,231
6.50% due 03/30/18	6,119,644	6,082,252
Univision Communications, Inc.
4.00% due 02/28/20	15,192,685	15,057,014
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	6,381,476	6,381,476
Ziggo BV
3.50% due 01/14/22	EUR 6,450,000	6,366,150
Anaren, Inc.
5.50% due 02/18/21	1,970,000	1,960,150
9.25% due 08/18/21	1,500,000	1,498,125
Proquest LLC
5.25% due 10/24/21	2,755,000	2,760,179
Interactive Data Corp.
4.75% due 04/30/21	2,277,000	2,282,693
Lions Gate Entertainment Corp.
5.00% due 03/11/22	2,110,000	2,107,363
Springer Science + Business Media SA
4.75% due 08/14/20	1,650,000	1,646,915
Bureau van Dijk Electronic Publishing BV
5.07% due 09/20/21	GBP 1,000,000	1,568,809
Cumulus Media, Inc.
4.25% due 12/23/20	1,386,922	1,315,843
Asurion Corp.
4.25% due 07/08/20	1,295,426	1,289,765
MergerMarket Ltd.
4.50% due 02/04/21	1,185,992	1,162,273
Gogo LLC
11.25% due 03/21/18[5]	1,011,510	1,046,913
GCI Holdings
4.75% due 02/02/22	900,000	906,750
Mitel Networks Corp.
5.00% due 04/29/22	900,000	904,500
Houghton Mifflin Co.
4.00% due 05/28/21	700,000	696,500
Liberty Cablevision of Puerto Rico LLC
4.50% due 01/07/22	600,000	598,002
Internet Brands
4.75% due 07/08/21	269,501	268,744

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1,11- 17.6% (continued)
Communications - 2.0% (continued)
Max Broadcast Group LLC
6.25% due 03/31/16†††,5	$49,559	$49,559
Total Communications		69,818,206
Financial - 1.5%
Intertrust Group
4.53% due 04/16/21	4,760,000	4,749,291
8.00% due 04/11/22	1,900,000	1,889,550
Corporate Capital Trust
4.00% due 05/20/19	4,968,725	4,968,726
Magic Newco, LLC
5.00% due 12/12/18	3,380,551	3,381,395
12.00% due 06/12/19	1,075,000	1,167,988
Lineage Logistics LLC
4.50% due 04/07/21	4,388,470	4,300,700
National Financial Partners Corp.
4.50% due 07/01/20	4,230,085	4,218,198
AssuredPartners
5.00% due 04/02/21	3,976,232	3,973,767
7.75% due 04/02/22	199,500	196,258
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	2,785,909	2,770,252
10.50% due 08/28/19†††	1,400,000	1,391,040
Hyperion Insurance
5.50% due 04/29/22	3,291,750	3,299,979
First Data Corp.
3.69% due 03/23/18	3,110,000	3,097,218
York Risk Services
4.75% due 10/01/21	3,087,743	3,018,269
USI Holdings Corp.
4.25% due 12/27/19	2,276,732	2,271,996
Expert Global Solutions
8.50% due 04/03/18	2,152,660	2,149,065
American Stock Transfer & Trust
5.75% due 06/26/20	1,582,410	1,571,206
DTZ US Borrower, LLC
5.50% due 11/04/21	995,000	998,114
Genex Services, Inc.
5.25% due 05/28/21	993,000	992,176
HUB International Ltd.
4.00% due 10/02/20	795,970	789,506
HDV Holdings
5.75% due 09/17/20[5]	788,025	780,586
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19[5]	668,781	653,734
9.25% due 06/10/20	116,932	111,378
Total Financial		52,740,392
Basic Materials - 1.2%
Fortescue Metals Group Ltd.
3.75% due 06/28/19	27,738,572	24,573,878
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19	3,373,645	2,774,823
Atkore International, Inc.
4.50% due 04/09/21	1,980,000	1,910,700
7.75% due 10/08/21	850,000	794,750
Univar, Inc.
4.25% due 07/01/22	2,500,000	2,496,100
Ennis-Flint
4.25% due 03/31/21	1,975,000	1,937,969
7.75% due 09/30/21	550,000	517,000
Zep, Inc.
5.75% due 06/27/22	2,000,000	2,002,500
Orica Chemicals
7.25% due 02/28/22	997,500	997,500
Hoffmaster Group, Inc.
5.25% due 05/08/20	497,487	496,657
5.13% due 05/09/19[5]	257,143	234,023
INEOS US Finance LLC
4.25% due 03/31/22	600,000	599,700
Chromaflo Technologies
4.50% due 12/02/19	397,822	394,508
Total Basic Materials		39,730,108
Utilities - 0.2%
Veresen Midstream LP
5.25% due 03/31/22	3,067,419	3,089,137
Southeast PowerGen LLC
4.50% due 12/02/21	995,000	998,114
Panda Temple II Power
7.25% due 04/03/19	1,000,000	940,000
Texas Competitive Electric Holdings Company LLC
3.75% due 05/05/16	733,663	734,947
Total Utilities		5,762,198
Energy - 0.1%
FTS International
5.75% due 04/16/21	2,382,727	1,906,182
Cactus Wellhead
7.00% due 07/31/20	1,488,750	1,250,550
PSS Companies
5.50% due 01/28/20	866,017	692,813
Total Energy		3,849,545
Total Senior Floating Rate Interests
(Cost $614,152,161)		610,291,970

CORPORATE BONDS††,11- 16.4%
Financial - 7.8%
Citigroup, Inc.
5.80% due 11/29/49[1,2,9]	17,150,000	17,192,874
5.87% due 12/31/49[1,2,9]	16,580,000	16,616,476
5.95% due 12/31/49[1,2,9]	10,140,000	9,787,128
5.95% due 12/29/49[1,2,9]	8,300,000	8,175,500
6.30% due 12/29/49[1,2,9]	8,000,000	7,810,000
Bank of America Corp.
6.25% due 09/29/49[1,2,9]	21,150,000	21,057,574
6.10% due 03/12/49[1,2,9]	17,000,000	16,787,500
5.12% due 12/29/49[1,2,9]	14,200,000	13,912,450
JPMorgan Chase & Co.
5.00% due 12/29/49[1,2,9]	20,490,000	20,054,587
5.30% due 12/31/49[1,2,9]	11,200,000	11,117,120
SunTrust Banks, Inc.
5.63% due 12/29/49[1,2,9]	29,000,000	29,181,249
Goldman Sachs Group, Inc.
5.38% due 12/31/49[1,2,9]	14,000,000	13,830,600

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
CORPORATE BONDS††,11- 16.4% (continued)
Financial - 7.8% (continued)
HSBC Holdings plc
5.63% due 12/29/49[1,2,9]	$8,850,000	$8,861,063
6.37% due 12/29/49[1,2,9]	2,850,000	2,857,125
6.37% due 03/30/49[1,2]	1,500,000	1,507,500
Fifth Third Bancorp
5.10% due 06/30/23[1,2,9]	9,557,000	8,959,688
4.90% due 12/29/49[1,2]	3,000,000	2,859,900
Morgan Stanley
5.55% due 12/31/49[1,2,9]	11,000,000	10,920,250
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.37% due 04/01/20[4,9]	5,575,000	5,477,438
7.50% due 04/15/21[4,9]	2,550,000	2,546,430
6.87% due 04/15/22[4]	1,100,000	1,072,500
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[4,9]	6,926,000	7,133,780
CIC Receivables Master Trust
4.89% due 10/07/21†††	6,500,000	6,565,650
Customers Bank
6.12% due 06/26/29[1,4]	6,000,000	6,165,000
Citizens Financial Group, Inc.
5.50% due 12/31/49[1,2,4,9]	5,000,000	4,859,375
Cadence Financial Corp.
4.88% due 06/28/19[12]	4,000,000	4,030,000
Barclays plc
8.25% due 12/29/49[1,2,9]	3,150,000	3,326,274
Univest Corporation of Pennsylvania
5.10% due 03/30/25[1,5]	2,500,000	2,512,500
Credit Suisse Group AG
6.25% due 12/29/49[1,2,4]	1,845,000	1,768,894
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/20[4]	1,700,000	1,649,000
Prosight Global Inc.
7.50% due 11/26/20†††,5	850,000	873,630
LCP Dakota Fund
10.00% due 08/17/15[5]	69,000	69,000
Total Financial		269,538,055
Energy - 2.0%
ContourGlobal Power Holdings S.A.
7.12% due 06/01/19[4,9]	10,400,000	10,894,000
SandRidge Energy, Inc.
8.75% due 06/01/20[4,9]	11,950,000	10,844,625
Exterran Holdings, Inc.
7.25% due 12/01/18[9]	6,432,000	6,641,040
CONSOL Energy, Inc.
8.00% due 04/01/23[9]	5,950,000	5,645,063
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
9.25% due 05/18/20[5]	5,037,000	5,364,405
Gibson Energy, Inc.
6.75% due 07/15/21[4]	4,590,000	4,739,175
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.37% due 06/01/20[9]	3,999,000	4,338,915
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[5,9]	3,860,000	2,895,000
7.75% due 01/15/21[5,9]	1,350,000	985,500
Comstock Resources, Inc.
10.00% due 03/15/20[4,9]	3,850,000	3,473,008
Schahin II Finance Company SPV Ltd.
5.87% due 09/25/22[4]	7,557,400	3,022,960
Unit Corp.
6.63% due 05/15/21[9]	2,100,000	2,037,000
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	1,850,000	1,977,095
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20[9]	1,500,000	1,578,750
Sunoco Limited Partnership / Sunoco Finance Corp.
6.38% due 04/01/23	800,000	832,000
IronGate Energy Services LLC
11.00% due 07/01/18[12]	600,000	423,000
Total Energy		65,691,536
Consumer, Non-cyclical - 1.5%
Vector Group Ltd.
7.75% due 02/15/21[9]	17,210,000	18,414,700
FTI Consulting, Inc.
6.75% due 10/01/20[9]	10,634,000	11,032,775
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4,9]	7,362,000	7,720,898
Central Garden & Pet Co.
8.25% due 03/01/18[9]	7,325,000	7,500,800
Tenet Healthcare Corp.
3.79% due 06/15/20[1]	4,900,000	4,942,875
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.87% due 10/01/22[4,9]	2,000,000	1,995,000
KeHE Distributors LLC / KeHE Finance Corp.
7.62% due 08/15/21[4]	725,000	761,250
Concordia Healthcare Corp.
7.00% due 04/15/23[4]	400,000	400,000
Total Consumer, Non-cyclical		52,768,298
Industrial - 1.5%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18[9]	9,551,000	10,016,610
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	5,950,000	5,593,000

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
CORPORATE BONDS††,11- 16.4% (continued)
Industrial - 1.5% (continued)
Xefin Lux SCA
3.73% due 06/01/19	EUR 5,000,000	$5,582,539
DAE Aviation Holdings, Inc.
10.00% due 07/15/23[4]	$5,450,000	5,376,425
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.12% due 04/15/19[9]	4,346,000	4,470,948
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.87% due 08/15/19[9]	3,900,000	4,060,875
CEVA Group plc
7.00% due 03/01/21[4,9]	2,625,000	2,533,125
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[4,9]	2,250,000	2,340,000
Skyway Concession Company LLC
0.66% due 06/30/26[1,4,9]	2,500,000	2,075,000
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[4]	1,902,103	1,883,082
Epicor Software
9.24% due 06/21/23	1,850,000	1,794,500
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,5	1,650,000	1,672,440
Ultra Resources, Inc.
4.51% due 10/12/20†††,5	1,500,000	1,333,650
SBM Baleia Azul
5.50% due 09/15/27†††,5	970,970	835,811
LMI Aerospace, Inc.
7.38% due 07/15/19	600,000	598,500
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[4]	500,000	502,500
Novelis, Inc.
8.38% due 12/15/17	450,000	466,313
Total Industrial		51,135,318
Communications - 1.1%
Avaya, Inc.
7.00% due 04/01/19[4,9]	9,505,000	9,291,138
MDC Partners, Inc.
6.75% due 04/01/20[4,9]	9,200,000	9,165,500
Zayo Group LLC / Zayo Capital, Inc.
6.00% due 04/01/23[9]	7,500,000	7,407,750
6.38% due 05/15/25	1,000,000	970,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21[9]	5,350,000	5,885,000
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[4,9]	2,495,000	2,532,425
Sprint Corp.
7.63% due 02/15/25[9]	2,600,000	2,450,500
CenturyLink, Inc.
5.63% due 04/01/25	1,150,000	1,037,875
Total Communications		38,740,188
Diversified - 0.8%
HRG Group, Inc.
7.88% due 07/15/19[9]	16,271,000	17,165,905
7.88% due 07/15/19[9]	2,300,000	2,426,500
Opal Acquisition, Inc.
8.87% due 12/15/21[4,9]	7,280,000	7,098,000
Total Diversified		26,690,405
Consumer, Cyclical - 0.7%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[4,9]	6,250,000	5,953,124
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[9]	5,500,000	5,527,500
WMG Acquisition Corp.
6.75% due 04/15/22[4,9]	3,925,000	3,729,457
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[4]	2,800,000	3,027,500
Atlas Air Pass Through Trust
7.20% due 01/02/19[5]	1,872,167	1,904,930
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.87% due 05/15/21[4]	900,000	909,000
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	500,000	525,000
Argos Merger Sub, Inc.
7.12% due 03/15/23[4]	500,000	523,750
PF Chang's China Bistro, Inc.
10.25% due 06/30/20[4]	465,000	480,694
Sabre GLBL, Inc.
5.38% due 04/15/23[4]	450,000	443,250
Total Consumer, Cyclical		23,024,205
Basic Materials - 0.3%
TPC Group, Inc.
8.75% due 12/15/20[4,9]	5,550,000	5,133,750
Eldorado Gold Corp.
6.12% due 12/15/20[4,9]	3,045,000	3,014,550
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,5	1,718,303	1,718,303
1.00% due 07/31/44†††,5	37,316	–
Kaiser Aluminum Corp.
8.25% due 06/01/20	250,000	270,625
Total Basic Materials		10,137,228
Asset Backed - 0.2%
Stripes 2013-1 A1
3.84% due 03/20/23†††	9,930,465	9,858,966

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
CORPORATE BONDS††,11- 16.4% (continued)
Asset Backed Securities - 0.2% (continued)
Franklin CLO VI Ltd.
2.53% due 08/09/19[1,4]	$3,000,000	$2,904,000
Octagon Loan Funding Ltd.
0.00% due 11/18/26[4,13]	3,000,000	2,366,100
Covenant Credit Partners CLO I Ltd.
3.20% due 07/20/26[1,4]	1,500,000	1,457,400
KKR Financial CLO Ltd.
5.27% due 05/15/21	800,000	799,440
Total Asset Backed Securities		7,526,940
Mortgage Securities - 0.2%
Morgan Stanley Capital I Trust
3.19% due 08/14/19[1,4]	3,300,000	3,300,251
Carlyle Global Market Strategies
0.00% due 07/15/25[13]	4,000,000	2,960,400
Resource Capital Corporation CRE Notes 2013 Ltd.
3.69% due 12/15/28[1,4]	1,000,000	999,998
Total Mortgage Securities		7,260,649
Technology - 0.2%
Infor US, Inc.
6.50% due 05/15/22	3,670,000	3,734,225
First Data Corp.
7.37% due 06/15/19[4,9]	1,779,000	1,849,271
8.75% due 01/15/22[4]	1,250,000	1,328,906
Total Technology		6,912,402
Utilities - 0.1%
AES Corp.
3.28% due 06/01/19[1,9]	3,900,000	3,900,000
FPL Energy National Wind LLC
5.61% due 03/10/24[4]	48,414	50,593
Total Utilities		3,950,593
Total Corporate Bonds
(Cost $582,462,952)		573,234,783

MORTGAGE BACKED SECURITIES†† - 10.1%
LSTAR Securities Investment Trust
2015-3, 2.19% due 03/01/20[1,4]	34,286,663	33,604,358
2015-5, 2.18% due 04/03/17†††,1,4	31,305,180	30,882,560
2015-4, 2.18% due 04/01/20[1,4]	21,965,898	21,719,879
Motel 6 Trust
2015-MTL6, 5.27% due 02/05/30[4]	58,000,000	57,477,304
IndyMac INDX Mortgage Loan Trust
2005-AR18, 0.97% due 10/25/36[1]	19,434,431	15,207,948
2006-AR4, 0.39% due 05/25/46[1]	12,038,247	10,084,669
RALI Series Trust
2006-QO10, 0.35% due 01/25/37[1]	10,698,778	8,337,237
2007-QO3, 0.35% due 03/25/47[1]	7,459,027	6,153,608
2006-QO2, 0.41% due 02/25/46[1]	4,448,501	2,074,518
AJAX Mortgage Loan Trust
2015-A, 3.87% due 11/25/54†††,4	12,883,539	12,834,582
Nomura Resecuritization Trust
2015-4R, 0.61% due 03/26/36†††,1,4	8,260,056	7,470,395
2015-4R, 0.57% due 12/26/36†††,1,4	5,555,332	5,305,342
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.00% due 11/25/46[1]	11,166,977	7,812,596
2006-8, 4.79% due 10/25/36[7]	4,040,933	2,844,538
2007-OA4, 0.92% due 04/25/47[1]	2,872,319	2,102,672
Lehman XS Trust Series
2007-15N, 0.44% due 08/25/37[1]	14,866,312	11,882,167
American Home Mortgage Assets Trust
2006-4, 0.38% due 10/25/46[1]	16,831,817	11,602,441
Hilton USA Trust
2013-HLT, 5.61% due 11/05/18[1,4]	11,300,000	11,452,765
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 0.38% due 07/25/37[1]	13,612,894	10,340,763
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA3, 0.93% due 04/25/47[1]	12,066,861	9,667,040
CSMC Trust
2014-SURF, 3.29% due 02/15/29[1,4]	9,300,000	9,295,620
American Home Mortgage Investment Trust
2006-1, 0.47% due 03/25/46[1]	10,876,024	9,000,139
Resource Capital Corporation
2015-CRE3, 4.19% due 03/15/32[1,4]	7,000,000	6,999,979
HarborView Mortgage Loan Trust
2005-13, 0.47% due 02/19/36[1]	7,674,347	5,737,058
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52[4]	5,902,098	5,599,674
Wells Fargo Alternative Loan Trust
2007-PA3, 6.25% due 07/25/37	5,864,027	5,314,978
LSTAR Commercial Mortgage Trust
2011-1, 5.43% due 06/25/43[1,4]	5,139,000	5,170,995
BXHTL Mortgage Trust
3.88% due 05/15/29	5,000,000	4,983,000

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 10.1% (continued)
GE Business Loan Trust 2007-1
2007-1A, 0.64% due 04/16/35[1,4]	$5,332,929	$4,919,873
RALI Series 2007-QO2 Trust
2007-QO2, 0.34% due 02/25/47[1]	8,273,811	4,767,387
American Home Mortgage Assets Trust 2006-6
2006-6, 0.38% due 12/25/46[1]	6,789,628	4,691,382
Alliance Bancorp Trust
2007-OA1, 0.43% due 07/25/37[1]	4,883,497	3,229,046
Residential Asset Securitization Trust
2006-A12, 6.25% due 11/25/36	3,732,970	2,727,080
BAMLL-DB Trust
2012-OSI, 6.78% due 04/13/29[4]	550,000	575,632
Total Mortgage Backed Securities
(Cost $353,168,996)		351,869,225

COLLATERALIZED MORTGAGE OBLIGATION†† - 8.2%
LSTAR Securities Investment Trust
2015-1, 2.18% due 01/01/20[1,4]	51,401,808	50,548,538
2015-2, 2.18% due 01/01/20[1,4]	44,896,247	44,335,044
2014-1, 3.28% due 09/01/21[1,4]	27,369,456	27,374,930
HarborView Mortgage Loan Trust
2006-14, 0.34% due 01/25/47[1]	36,838,118	28,474,614
2006-12, 0.38% due 01/19/38[1]	12,357,037	10,419,849
Banc of America Funding Ltd.
2013-R1, 0.38% due 11/03/41[1,4]	37,835,535	35,489,732
American Home Mortgage Assets Trust
2007-1, 0.86% due 02/25/47[1]	33,756,536	20,958,116
SRERS-2011 Funding Ltd.
2011-RS, 0.43% due 05/09/46[1,4]	16,153,978	15,625,743
Nomura Resecuritization Trust
2012-1R, 0.63% due 08/27/47[1,4]	11,613,229	10,742,236
Luminent Mortgage Trust
2006-2, 0.39% due 02/25/46[1]	13,370,707	9,859,091
GreenPoint Mortgage Funding Trust
2006-AR1, 0.48% due 02/25/36[1]	11,976,140	9,676,362
American Home Mortgage Investment Trust
2006-1, 0.59% due 03/25/46[1]	6,600,387	5,507,007
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.42% due 02/25/36[1]	5,105,093	4,350,243
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.27% due 02/25/47[1]	3,795,115	3,615,412
Chase Mortgage Finance Trust Series
2006-S3, 6.00% due 11/25/36	3,107,475	2,691,962
Morgan Stanley Re-REMIC Trust
2010-R5, 0.51% due 06/26/36[1,4]	2,636,366	1,966,149
Bear Stearns Mortgage Funding Trust
2007-AR5, 0.36% due 06/25/47[1]	1,730,026	1,374,312
Total Collateralized Mortgage Obligation
(Cost $284,030,296)		283,009,340

FOREIGN GOVERNMENT BONDS†† - 1.7%
Kenya Government International Bond
6.87% due 06/24/24[4,9]	30,260,000	30,701,191
Dominican Republic International Bond
6.85% due 01/27/45[4,9]	26,350,000	26,877,000
Total Foreign Government Bonds
(Cost $58,154,714)		57,578,191

MUNICIPAL BONDS††- 0.1%
California - 0.1%
Stockton Public Financing Authority Revenue Bonds
7.94% due 10/01/38[9]	2,000,000	2,243,000

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
MUNICIPAL BONDS††- 0.1% (continued)
Puerto Rico - 0.0%
Puerto Rico Highways & Transportation Authority Revenue Bonds
0.92% due 07/01/27[1,5]	$200,000	$134,306
Total Municipal Bonds
(Cost $2,433,354)		2,377,306

REPURCHASE AGREEMENTS††,5,10– 2.3%
Jefferies & Company, Inc. issued 06/10/15 at 3.19% due 07/15/15	20,300,000	20,300,000
Jefferies & Company, Inc. issued 06/18/15 at 3.19% due 07/22/15	19,979,000	19,979,000
Jefferies & Company, Inc. issued 06/04/15 at 3.19% due 07/07/15	9,007,000	9,007,000
Jefferies & Company, Inc. issued 06/10/15 at 3.18% due 07/13/15	6,877,000	6,877,000
Jefferies & Company, Inc. issued 06/26/15 at 1.69% due 08/10/15	5,117,000	5,117,000
Jefferies & Company, Inc. issued 06/26/15 at 3.19% due 08/04/15	3,913,000	3,913,000
Jefferies & Company, Inc. issued 06/25/15 at 3.19% due 07/30/15	3,267,000	3,267,000
Jefferies & Company, Inc. issued 06/29/15 at 2.69% due 08/04/15	1,178,000	1,178,000
Jefferies & Company, Inc. issued 06/29/15 at 2.68% due 07/09/15	1,137,000	1,137,000
Barclays issued 05/05/15 at (0.10)% due 05/06/16	2,703,750	2,703,750
Barclays issued 05/08/15 at (0.10)% due 05/13/16	1,861,031	1,861,031
Barclays issued 04/22/15 at (0.10)% due 04/24/16	1,046,250	1,046,250
Barclays issued 04/24/15 at (0.10)% due 04/27/16	942,000	942,000
Barclays issued 06/01/15 at (0.10)% due 06/02/16	741,000	741,000
Barclays issued 05/21/15 at (0.10)% due 05/26/16	711,389	711,389
Barclays issued 05/13/15 at (0.10)% due 05/15/16	576,813	576,813
Barclays issued 10/27/14 at (0.10)% due 10/30/15	368,375	368,375
Barclays issued 10/27/14 at (0.10)% due 10/29/15	263,125	263,125
Barclays issued 11/12/14 at (0.10)% due 11/13/15	211,000	211,000
Barclays issued 10/31/14 at (0.10)% due 11/04/15	209,750	209,750
Barclays issued 05/28/15 at (0.10)% due 06/01/16	186,000	186,000
Total Repurchase Agreement
(Cost $80,595,483)		80,595,483

	Contracts
OPTIONS PURCHASED† - 0.1%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring September 2015 with strike price of $128.00	20,780	1,558,499
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $109.00	33,860	677,200
U.S. Dollar/U.A.E. Dirham Expiring February 2016 with strike price of $3.67†††	223,500,000	510,027
U.S. Dollar/U.A.E. Dirham Expiring February 2016 with strike price of $3.67†††	74,500,000	168,743
Total Call options		2,914,469
Put options on:
Euro/Danish Krone Expiring July 2015 with strike price of $7.41†††	260,750,000	740,009
Total Put options		740,009
Total Options Purchased
(Cost $13,502,192)		3,654,478
Total Investments – 113.7%
(Cost $3,989,706,234)		$3,944,065,954

	Shares
COMMON STOCKS SOLD SHORT† - (3.7)%
Diversified - 0.0%
Leucadia National Corp.	29,918	(726,409)
Utilities – (0.1)%
NRG Energy, Inc.	15,194	(347,639)
Dominion Resources, Inc.	6,232	(416,734)
Laclede Group, Inc.	8,378	(436,159)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (3.7)% (continued)
Utilities – (0.1)% (continued)
NiSource, Inc.	10,345	$(471,629)
Total Utilities		(1,672,161)
Energy – (0.2)%
Range Resources Corp.	6,027	(297,613)
Gulfport Energy Corp.*	8,853	(356,333)
Unit Corp.*	13,570	(368,018)
Dril-Quip, Inc.*	5,389	(405,522)
Schlumberger Ltd.	4,744	(408,885)
SunCoke Energy, Inc.	34,652	(450,476)
Spectra Energy Corp.	13,821	(450,565)
Pioneer Natural Resources Co.	3,411	(473,072)
Bristow Group, Inc.	9,066	(483,218)
Cabot Oil & Gas Corp. — Class A	15,832	(499,341)
Equities Corp.	7,407	(602,485)
Kinder Morgan, Inc.	16,838	(646,410)
CONSOL Energy, Inc.	29,743	(646,613)
Rowan Companies plc — Class A	35,043	(739,758)
Total Energy		(6,828,309)
Communications - (0.2)%
FactSet Research Systems, Inc.	2,196	(356,872)
ViaSat, Inc.*	6,097	(367,405)
Ciena Corp.*	16,204	(383,711)
Netflix, Inc.*	664	(436,208)
Facebook, Inc. — Class A*	5,112	(438,431)
Yahoo!, Inc.*	12,605	(495,250)
Expedia, Inc.	5,031	(550,140)
Walt Disney Co.	5,206	(594,213)
Nielsen N.V.	14,222	(636,719)
Priceline Group, Inc.*	765	(880,798)
TripAdvisor, Inc.*	11,847	(1,032,349)
Amazon.com, Inc.*	2,703	(1,173,345)
Total Communications		(7,345,441)
Technology – (0.2)%
Exar Corp.*	4,597	(44,959)
Diodes, Inc.*	3,810	(91,859)
Unisys Corp.*	4,842	(96,792)
Convergys Corp.	3,954	(100,787)
Monolithic Power Systems, Inc.	2,460	(124,747)
CommVault Systems, Inc.*	7,697	(326,430)
Cirrus Logic, Inc.*	10,541	(358,710)
Integrated Device Technology, Inc.*	16,539	(358,896)
Lam Research Corp.	4,530	(368,516)
Electronics for Imaging, Inc.*	8,479	(368,921)
Akamai Technologies, Inc.*	5,389	(376,260)
Cognizant Technology Solutions Corp. — Class A*	6,231	(380,652)
Intuit, Inc.	3,787	(381,616)
Ultimate Software Group, Inc.*	2,411	(396,224)
Allscripts Healthcare Solutions, Inc.*	30,717	(420,209)
Skyworks Solutions, Inc.	4,346	(452,419)
Red Hat, Inc.*	6,524	(495,367)
Dealertrack Technologies, Inc.*	9,375	(588,656)
Adobe Systems, Inc.*	7,895	(639,574)
Fortinet, Inc.*	16,267	(672,315)
Autodesk, Inc.*	14,142	(708,161)
Total Technology		(7,752,070)
Consumer, Non-cyclical – (0.3)%
Insperity, Inc.	1,956	(99,560)
Bluebird Bio, Inc.*	643	(108,262)
Esperion Therapeutics, Inc.*	2,495	(203,991)
Medivation, Inc.*	1,997	(228,057)
TESARO, Inc.*	4,257	(250,269)
Clovis Oncology, Inc.*	3,045	(267,595)
ACADIA Pharmaceuticals, Inc.*	6,594	(276,157)
Ligand Pharmaceuticals, Inc. — Class B*	3,090	(311,781)
Repligen Corp.*	7,581	(312,868)
AMAG Pharmaceuticals, Inc.*	4,734	(326,930)
ABIOMED, Inc.*	5,377	(353,430)
McGraw Hill Financial, Inc.	3,532	(354,789)
Halozyme Therapeutics, Inc.*	16,303	(368,122)
Monro Muffler Brake, Inc.	6,016	(373,955)
Impax Laboratories, Inc.*	8,152	(374,340)
Regeneron Pharmaceuticals, Inc.*	740	(377,496)
Celgene Corp.*	3,385	(391,763)
Gartner, Inc.*	4,648	(398,705)
Ultragenyx Pharmaceutical, Inc.*	4,171	(427,069)
WhiteWave Foods Co. — Class A*	8,959	(437,916)
AmerisourceBergen Corp. — Class A	4,239	(450,776)
AbbVie, Inc.	7,037	(472,816)
Equifax, Inc.	5,628	(546,423)
HMS Holdings Corp.*	32,605	(559,828)
Moody's Corp.	5,541	(598,207)
Vertex Pharmaceuticals, Inc.*	4,930	(608,756)
Sagent Pharmaceuticals, Inc.*	25,114	(610,521)
Sotheby's	14,354	(649,375)
Align Technology, Inc.*	14,072	(882,455)
Total Consumer, Non-cyclical		(11,622,212)
Basic Materials - (0.5)%
Newmont Mining Corp.	2,036	(47,561)
Stillwater Mining Co.*	26,203	(303,693)
Balchem Corp.	6,321	(352,206)
HB Fuller Co.	8,741	(355,059)
Minerals Technologies, Inc.	5,429	(369,878)
Airgas, Inc.	3,684	(389,694)
Rayonier Advanced Materials, Inc.	26,091	(424,240)
CF Industries Holdings, Inc.	6,695	(430,355)
Compass Minerals International, Inc.	5,549	(455,795)
Valspar Corp.	5,774	(472,429)
Praxair, Inc.	4,898	(585,556)
PPG Industries, Inc.	5,442	(624,306)
Sherwin-Williams Co.	2,305	(633,921)
Sensient Technologies Corp.	10,309	(704,517)
International Flavors & Fragrances, Inc.	6,458	(705,795)
Eastman Chemical Co.	8,742	(715,270)
PolyOne Corp.	18,328	(717,908)
Ecolab, Inc.	6,703	(757,908)
FMC Corp.	15,314	(804,751)
Allegheny Technologies, Inc.	29,103	(878,911)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (3.7)% (continued)
Basic Materials - (0.5)% (continued)
Air Products & Chemicals, Inc.	6,855	$(937,969)
Ashland, Inc.	7,784	(948,870)
Cytec Industries, Inc.	17,573	(1,063,693)
Royal Gold, Inc.	17,289	(1,064,829)
RPM International, Inc.	22,951	(1,123,910)
Total Basic Materials		(15,869,024)
Industrial – (0.5)%
Tetra Tech, Inc.	3,940	(101,022)
SunPower Corp. — Class A*	4,214	(119,720)
Eaton Corporation plc	5,077	(342,647)
Gentex Corp.	21,013	(345,033)
Rockwell Collins, Inc.	3,766	(347,790)
Bemis Company, Inc.	7,811	(351,573)
LSB Industries, Inc.*	8,759	(357,718)
Graco, Inc.	5,159	(366,444)
Allegion plc	6,177	(371,485)
Zebra Technologies Corp. — Class A*	3,407	(378,347)
Headwaters, Inc.*	20,818	(379,304)
J.B. Hunt Transport Services, Inc.	4,832	(396,659)
Acuity Brands, Inc.	2,404	(432,672)
Nordson Corp.	5,604	(436,496)
AECOM*	13,502	(446,646)
TASER International, Inc.*	13,416	(446,887)
AO Smith Corp.	6,229	(448,363)
Lennox International, Inc.	4,264	(459,190)
CLARCOR, Inc.	7,654	(476,385)
TimkenSteel Corp.	18,046	(487,061)
Sealed Air Corp.	10,192	(523,665)
United Parcel Service, Inc. — Class B	5,490	(532,036)
AMETEK, Inc.	10,814	(592,391)
Roper Technologies, Inc.	3,565	(614,820)
Stericycle, Inc.*	4,639	(621,208)
Wabtec Corp.	6,956	(655,533)
Eagle Materials, Inc.	8,876	(677,505)
Fortune Brands Home & Security, Inc.	14,868	(681,252)
Carlisle Companies, Inc.	7,023	(703,143)
Vulcan Materials Co.	10,587	(888,567)
KBR, Inc.	52,305	(1,018,901)
Louisiana-Pacific Corp.*	60,737	(1,034,351)
Martin Marietta Materials, Inc.	8,726	(1,234,817)
Total Industrial		(17,269,631)
Consumer, Cyclical - (0.7)%
Kate Spade & Co.*	16,220	(349,379)
Toro Co.	5,334	(361,539)
Gentherm, Inc.*	6,838	(375,475)
Titan International, Inc.	35,230	(378,370)
Mobile Mini, Inc.	9,297	(390,846)
Polaris Industries, Inc.	2,669	(395,306)
Tempur Sealy International, Inc.*	6,049	(398,629)
Steven Madden Ltd.*	9,382	(401,362)
Texas Roadhouse, Inc. — Class A	10,889	(407,575)
Signet Jewelers Ltd.	3,261	(418,191)
Standard Pacific Corp.*	48,720	(434,095)
HSN, Inc.	6,222	(436,722)
Carter's, Inc.	4,219	(448,480)
Starwood Hotels & Resorts Worldwide, Inc.	5,549	(449,968)
Newell Rubbermaid, Inc.	11,025	(453,238)
Men's Wearhouse, Inc.	7,598	(486,804)
Johnson Controls, Inc.	9,993	(494,953)
G-III Apparel Group Ltd.*	7,216	(507,646)
Papa John's International, Inc.	6,787	(513,165)
Lithia Motors, Inc. — Class A	4,767	(539,434)
Scotts Miracle-Gro Co. — Class A	9,151	(541,830)
Yum! Brands, Inc.	6,091	(548,677)
Harman International Industries, Inc.	4,677	(556,282)
Hanesbrands, Inc.	17,399	(579,735)
Mattel, Inc.	23,112	(593,747)
Brunswick Corp.	11,745	(597,350)
Marriott International, Inc. — Class A	8,095	(602,187)
O'Reilly Automotive, Inc.*	2,669	(603,141)
DR Horton, Inc.	23,533	(643,863)
NIKE, Inc. — Class B	6,214	(671,236)
Cheesecake Factory, Inc.	12,583	(686,214)
Cabela's, Inc.*	14,525	(725,960)
Under Armour, Inc. — Class A*	8,757	(730,684)
Domino's Pizza, Inc.	6,904	(782,914)
Dunkin' Brands Group, Inc.	14,274	(785,070)
Panera Bread Co. — Class A*	4,850	(847,635)
Tractor Supply Co.	9,903	(890,676)
CarMax, Inc.*	14,086	(932,633)
Skechers U.S.A., Inc. — Class A*	8,881	(975,045)
LKQ Corp.*	32,622	(986,653)
Fastenal Co.	23,647	(997,431)
Starbucks Corp.	20,764	(1,113,261)
Total Consumer, Cyclical		(25,033,401)
Financial - (1.0)%
Waddell & Reed Financial, Inc. — Class A	1,211	(57,292)
Janus Capital Group, Inc.	3,389	(58,020)
T. Rowe Price Group, Inc.	765	(59,463)
Artisan Partners Asset Management, Inc. — Class A	1,291	(59,980)
Affiliated Managers Group, Inc.*	404	(88,314)
CoreLogic, Inc.*	2,666	(105,814)
General Growth Properties, Inc.	7,451	(191,193)
Regency Centers Corp.	3,265	(192,570)
Kimco Realty Corp.	8,567	(193,100)
Brixmor Property Group, Inc.	8,496	(196,512)
Douglas Emmett, Inc.	12,433	(334,945)
Taubman Centers, Inc.	4,872	(338,604)
UDR, Inc.	10,714	(343,169)
Post Properties, Inc.	6,393	(347,587)
LaSalle Hotel Properties	9,873	(350,097)
Visa, Inc. — Class A	5,231	(351,262)
CBRE Group, Inc. — Class A*	9,569	(354,053)
Tanger Factory Outlet Centers, Inc.	11,392	(361,126)
National Retail Properties, Inc.	10,775	(377,233)
United Bankshares, Inc.	10,006	(402,541)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (3.7)% (continued)
Financial - (1.0)% (continued)
Medical Properties Trust, Inc.	31,060	$(407,197)
Alexandria Real Estate Equities, Inc.	4,865	(425,493)
BioMed Realty Trust, Inc.	22,283	(430,953)
Kilroy Realty Corp.	6,424	(431,372)
Senior Housing Properties Trust	24,939	(437,679)
Arthur J Gallagher & Co.	9,351	(442,302)
FirstMerit Corp.	21,500	(447,845)
MB Financial, Inc.	13,155	(453,058)
First Niagara Financial Group, Inc.	48,665	(459,398)
Invesco Ltd.	12,300	(461,127)
Intercontinental Exchange, Inc.	2,107	(471,146)
Glacier Bancorp, Inc.	16,066	(472,662)
Sovran Self Storage, Inc.	5,674	(493,127)
Ventas, Inc.	8,245	(511,932)
Cousins Properties, Inc.	49,837	(517,308)
MarketAxess Holdings, Inc.	5,681	(527,026)
American Tower Corp. — Class A	5,729	(534,458)
EPR Properties	9,812	(537,502)
Northwest Bancshares, Inc.	42,252	(541,671)
Financial Engines, Inc.	13,109	(556,871)
SVB Financial Group*	4,000	(575,920)
Valley National Bancorp	56,145	(578,855)
AvalonBay Communities, Inc.	3,632	(580,648)
Simon Property Group, Inc.	3,482	(602,456)
FNB Corp.	42,205	(604,376)
BlackRock, Inc. — Class A	1,779	(615,499)
Parkway Properties, Inc.	39,149	(682,759)
Health Care REIT, Inc.	10,476	(687,540)
Extra Space Storage, Inc.	10,753	(701,311)
Federal Realty Investment Trust	5,530	(708,338)
Public Storage	3,906	(720,149)
Webster Financial Corp.	18,370	(726,534)
Texas Capital Bancshares, Inc.*	11,806	(734,805)
Kite Realty Group Trust	30,178	(738,456)
People's United Financial, Inc.	46,463	(753,165)
Essex Property Trust, Inc.	3,620	(769,251)
Signature Bank*	5,279	(772,792)
SL Green Realty Corp.	7,537	(828,240)
Associated Banc-Corp.	41,813	(847,550)
CME Group, Inc. — Class A	9,393	(874,114)
Bank of the Ozarks, Inc.	20,483	(937,098)
SunTrust Banks, Inc.	22,243	(956,894)
Morgan Stanley	30,543	(1,184,763)
New York Community Bancorp, Inc.	64,797	(1,190,969)
Goldman Sachs Group, Inc.	5,881	(1,227,894)
Total Financial		(33,923,378)
Total Common Stock Sold Short
(Proceeds $126,676,573)		(128,042,036)

EXCHANGE-TRADED FUNDS SOLD SHORT† - 0.0%
SPDR S&P Biotech ETF	2,750	(693,660)
Total Exchange-Traded Funds Sold Short
(Proceeds $661,091)		(693,660)

CLOSED-END FUNDS SOLD SHORT† - 0.0%
Herzfeld Caribbean Basin Fund, Inc.	(103,818)	$(981,599)
Total Closed-End Funds Sold Short
(Proceeds $1,084,325)		(981,599)

	Face Amount
CORPORATE BONDS SOLD SHORT†† - (0.3)%
Blackboard, Inc.
7.75% due 11/15/19[4]	$(1,000,000)	(940,000)
BMC Software Finance, Inc.
8.13% due 07/15/21[4]	(1,761,000)	(1,426,410)
NGPL PipeCo LLC
7.12% due 12/15/17[4]	(6,825,000)	(6,995,625)
Total Corporate Bonds
(Proceeds $9,586,677)		(9,362,035)

	Contracts
OPTIONS WRITTEN† - 0.0%
Call options on:
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $111.00	33,860	(677,200)
iShares 20+ Year Treasury Bond ETF Expiring September 2015 with strike price of $133.00	20,780	(685,740)
Total Options Written
(Premiums received $3,952,104)		(1,362,940)
Total Securities Sold Short- (4.0)%
(Proceeds $141,960,770)		$(140,442,270)
Other Assets & Liabilities, net - (9.7)%		(333,779,953)
Total Net Assets - 100.0%		$3,469,843,731

	Units	Unrealized Gain (Loss)
OTC CURRENCY SWAP AGREEMENTS††
Bank of America Merrill Lynch September 2015 U.S. Dollar Index Future Swap, Terminating 09/14/15[14] (Notional Value $70,707,520)	739	$233,420
		–
OTC INTEREST RATE SWAP AGREEMENTS SOLD SHORT††
Bank of America Merrill Lynch September 2015 Japanese Government Bond 10 Year Future Index Swap, Terminating 09/08/15[15] (Notional Value $354,086,768)	295	$(813,248)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America Merrill Lynch July 2015 S&P 500 Homebuilding Index Swap, Terminating 07/13/15[16] (Notional Value $81,589,602)	118,840	$(2,486,756)
Bank of America Merrill Lynch July 2015 S&P 1500 Education Services Sub-Industry Index Swap, Terminating 07/13/15[17] (Notional Value $78,221,165)	1,639,513	(9,555,866)
(Total Notional Value $159,810,767)		$(12,042,622)

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	0.92%	09/25/25	$(233,290,000)	$6,919,235	$6,919,235
Merrill Lynch	Receive	3-Month USD-LIBOR	1.59%	07/02/18	$(34,550,000)	$(348,955)	$(348,955)
Merrill Lynch	Receive	3-Month USD-LIBOR	2.73%	07/02/23	$(23,800,000)	$(852,040)	$(852,040)
Merrill Lynch	Pay	3-Month USD-LIBOR	2.29%	09/25/25	$280,000,000	$(5,908,003)	$(5,908,003)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2015	Net Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	645,000,000,000	IDR	07/02/15	$49,177,225	$48,368,954	$808,271
Bank of America Merrill Lynch	12,260,000	EUR	07/08/15	13,798,042	13,672,711	125,330
Bank of America Merrill Lynch	882,000	AUD	07/08/15	687,413	680,138	7,275
Bank of America Merrill Lynch	5,850,000	GBP	07/08/15	8,965,827	9,191,947	(226,120)
BNY Mellon	73,736,168	EUR	12/03/15	80,967,474	82,451,313	(1,483,838)
						$(769,082)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[2]	Perpetual maturity.
[3]	Zero coupon rate security.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $1,694,581,002 (cost $1,711,276,202), or 48.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Illiquid security.
[6]	Affiliated issuer — See Note 6.
[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[8]	Security with no rate was unsettled at June 30, 2015.
[9]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[10]	Repurchase Agreement — See Note 8.
[11]	The face amount is denominated in U.S. Dollars unless otherwise indicated.
[12]
Security is a 144A or Section 4(a)(2) security.  These securities are considered illiquid and restricted under guidelines established by the Board of Trustees.  The total market value of 144A or Section 4(a)(2) securities is $4,453,000 (cost $4,569,334), or 0.1% of total net assets — See Note 7.

[13]	Residual interest.
[14]	Total return based on U.S. Dollar Index +/- financing at a variable rate.
[15]	Total return based on Japan Government Bond 10 Year Future Index +/- financing at a variable rate.
[16]	Total return based on S&P 500 HomeBuilding Index +/- financing at a variable rate.
[17]	Total return based on S&P 1500 Education Services Sub-Industry Index +/- financing at a variable rate.
plc — Public Limited Company REIT — Real Estate Investment Trust See Sector Classification in Other Information section.

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 98.5%
Financial - 32.1%
Zions Bancorporation	817,330	$25,937,967
Hanover Insurance Group, Inc.	280,270	20,748,389
Reinsurance Group of America, Inc. — Class A	168,374	15,973,641
Alleghany Corp.*	31,050	14,554,998
FirstMerit Corp.	656,010	13,664,688
Camden Property Trust	131,730	9,784,904
Wintrust Financial Corp.	177,010	9,448,794
Endurance Specialty Holdings Ltd.	140,110	9,205,227
BioMed Realty Trust, Inc.	465,860	9,009,732
CubeSmart	347,240	8,042,078
Apartment Investment & Management Co. — Class A	212,250	7,838,393
Popular, Inc.*	269,830	7,787,294
Assured Guaranty Ltd.	322,150	7,728,379
Kilroy Realty Corp.	114,450	7,685,318
Sun Communities, Inc.	123,740	7,650,844
Ocwen Financial Corp.*	744,880	7,597,776
NorthStar Realty Finance Corp.	433,880	6,898,692
Jones Lang LaSalle, Inc.	38,070	6,509,970
Symetra Financial Corp.	245,240	5,927,451
Trustmark Corp.	220,510	5,508,340
Alexandria Real Estate Equities, Inc.	60,200	5,265,092
Prosperity Bancshares, Inc.	69,770	4,028,520
Fulton Financial Corp.	261,672	3,417,436
UDR, Inc.	66,990	2,145,690
OFG Bancorp	179,990	1,920,493
Umpqua Holdings Corp.	105,810	1,903,522
Parkway Properties, Inc.	107,670	1,877,765
Communications Sales & Leasing, Inc.	67,550	1,669,836
Chatham Lodging Trust	62,500	1,654,375
Total Financial		231,385,604
Consumer, Non-cyclical - 18.3%
MEDNAX, Inc.*	203,042	15,047,443
Bunge Ltd.	145,360	12,762,608
Hormel Foods Corp.	213,250	12,020,903
HealthSouth Corp.	248,840	11,461,570
Navigant Consulting, Inc.*	652,672	9,705,232
Hologic, Inc.*	235,491	8,962,787
Kindred Healthcare, Inc.	433,236	8,790,358
Quanta Services, Inc.*	278,050	8,013,401
Darling Ingredients, Inc.*	422,380	6,192,091
ICF International, Inc.*	176,400	6,149,304
Emergent BioSolutions, Inc.*	165,945	5,467,888
Sanderson Farms, Inc.	71,940	5,407,010
Globus Medical, Inc. — Class A*	181,830	4,667,576
Premier, Inc. — Class A*	103,510	3,980,995
IPC Healthcare, Inc.*	44,520	2,465,963
Universal Corp.	39,860	2,284,775
Global Cash Access Holdings, Inc.*	286,280	2,215,808
Ingredion, Inc.	25,420	2,028,770
Raptor Pharmaceutical Corp.*	124,267	1,962,176
WEX, Inc.*	16,120	1,837,196
Total Consumer, Non-cyclical		131,423,854
Industrial - 11.3%
FLIR Systems, Inc.	472,560	14,564,299
Sonoco Products Co.	315,380	13,517,187
Orbital ATK, Inc.	176,172	12,923,978
Owens-Illinois, Inc.*	442,554	10,152,189
Rock-Tenn Co. — Class A	146,260	8,804,852
Gentex Corp.	480,810	7,894,900
Oshkosh Corp.	164,695	6,979,774
Huntington Ingalls Industries, Inc.	25,986	2,925,764
Aegion Corp. — Class A*	104,151	1,972,620
Kirby Corp.*	25,270	1,937,198
Total Industrial		81,672,761
Utilities - 9.5%
Ameren Corp.	335,391	12,637,532
AGL Resources, Inc.	261,990	12,198,254
Pinnacle West Capital Corp.	210,530	11,977,052
Westar Energy, Inc.	237,660	8,132,725
Great Plains Energy, Inc.	280,547	6,778,016
Portland General Electric Co.	165,418	5,485,261
Avista Corp.	166,000	5,087,900
Black Hills Corp.	109,483	4,778,933
EnerNOC, Inc.*	106,021	1,028,404
Total Utilities		68,104,077
Consumer, Cyclical - 9.1%
Visteon Corp.*	90,000	9,448,200
Ryland Group, Inc.	159,860	7,412,709
DR Horton, Inc.	269,940	7,385,558
Chico's FAS, Inc.	437,070	7,268,473
Caleres, Inc.	203,775	6,475,970
JC Penney Company, Inc.*	634,450	5,373,792
WESCO International, Inc.*	74,157	5,090,136
Ascena Retail Group, Inc.*	282,620	4,707,036
Steven Madden Ltd.*	88,940	3,804,853
Essendant, Inc.	95,602	3,752,379
PulteGroup, Inc.	179,840	3,623,776
Abercrombie & Fitch Co. — Class A	60,610	1,303,721
Total Consumer, Cyclical		65,646,603
Technology - 7.8%
Computer Sciences Corp.	206,020	13,523,153
IXYS Corp.	827,697	12,663,764
Diebold, Inc.	336,860	11,790,100
Maxwell Technologies, Inc.*	1,241,251	7,410,268
Cree, Inc.*	170,270	4,432,128
KEYW Holding Corp.*	331,415	3,088,788
ManTech International Corp. — Class A	63,400	1,838,600
Stratasys Ltd.*	33,620	1,174,347
Total Technology		55,921,148
Communications - 4.6%
DigitalGlobe, Inc.*	434,717	12,080,785
Finisar Corp.*	380,870	6,806,147
Scholastic Corp.	135,230	5,967,700
Scripps Networks Interactive, Inc. — Class A	56,980	3,724,783
Liquidity Services, Inc.*	277,430	2,671,651
NETGEAR, Inc.*	55,370	1,662,207
Total Communications		32,913,273

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Energy - 3.4%
Whiting Petroleum Corp.*	221,142	$7,430,371
Patterson-UTI Energy, Inc.	239,880	4,513,342
Superior Energy Services, Inc.	208,466	4,386,125
Sanchez Energy Corp.*	438,780	4,300,044
Oasis Petroleum, Inc.*	198,800	3,150,980
Resolute Energy Corp.*	1,044,210	1,009,229
Total Energy		24,790,091
Basic Materials - 2.4%
Landec Corp.*	389,663	5,622,837
Reliance Steel & Aluminum Co.	58,170	3,518,122
Intrepid Potash, Inc.*	268,093	3,201,030
Olin Corp.	118,210	3,185,760
Stillwater Mining Co.*	150,200	1,740,818
Total Basic Materials		17,268,567
Total Common Stocks
(Cost $634,409,833)		709,125,978

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Convertible Preferred Stock - 0.0%
Thermoenergy Corp. due *,1,2	858,334	2,005
Total Convertible Preferred Stocks
(Cost $819,654)		2,005

SHORT TERM INVESTMENTS† - 1.6%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%	11,489,974	11,489,974
Total Short Term Investments
(Cost $11,489,974)		11,489,974
Total Investments - 100.1%
(Cost $646,719,461)		$720,617,957
Other Assets & Liabilities, net - (0.1)%		(1,009,007)
Total Net Assets - 100.0%		$719,608,950

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Illiquid security.

See Sector Classification in Other Information section.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 95.6%
Financial - 31.7%
Zions Bancorporation	563,830	$17,893,145
Hanover Insurance Group, Inc.	195,857	14,499,294
Reinsurance Group of America, Inc. — Class A	117,963	11,191,150
Alleghany Corp.*	21,700	10,172,092
FirstMerit Corp.	456,740	9,513,894
Camden Property Trust	89,400	6,640,632
Wintrust Financial Corp.	124,110	6,624,992
Endurance Specialty Holdings Ltd.	97,910	6,432,687
BioMed Realty Trust, Inc.	324,860	6,282,791
CubeSmart	245,340	5,682,074
Sun Communities, Inc.	90,800	5,614,164
Apartment Investment & Management Co. — Class A	148,490	5,483,736
Popular, Inc.*	188,560	5,441,841
Assured Guaranty Ltd.	225,120	5,400,629
Ocwen Financial Corp.*	520,540	5,309,508
Kilroy Realty Corp.	78,470	5,269,261
NorthStar Realty Finance Corp.	298,130	4,740,267
Jones Lang LaSalle, Inc.	26,500	4,531,500
Symetra Financial Corp.	170,744	4,126,882
Trustmark Corp.	152,660	3,813,447
Alexandria Real Estate Equities, Inc.	41,910	3,665,449
Fulton Financial Corp.	226,010	2,951,691
Prosperity Bancshares, Inc.	48,550	2,803,277
OFG Bancorp	125,309	1,337,047
Umpqua Holdings Corp.	73,630	1,324,604
Parkway Properties, Inc.	75,790	1,321,778
UDR, Inc.	40,880	1,309,386
Chatham Lodging Trust	47,550	1,258,649
Communications Sales & Leasing, Inc.*	47,560	1,175,683
Total Financial		161,811,550
Consumer, Non-cyclical - 17.3%
MEDNAX, Inc.*	135,236	10,022,339
Bunge Ltd.	100,630	8,835,314
Hormel Foods Corp.	147,630	8,321,903
HealthSouth Corp.	173,250	7,979,895
Hologic, Inc.*	161,702	6,154,378
Kindred Healthcare, Inc.	301,632	6,120,113
Quanta Services, Inc.*	192,350	5,543,527
Darling Ingredients, Inc.*	295,550	4,332,763
Navigant Consulting, Inc.*	290,660	4,322,114
ICF International, Inc.*	122,125	4,257,278
Sanderson Farms, Inc.	50,720	3,812,115
Emergent BioSolutions, Inc.*	112,957	3,721,933
Globus Medical, Inc. — Class A*	125,880	3,231,340
Premier, Inc. — Class A*	71,660	2,756,044
Universal Corp.	29,020	1,663,426
IPC Healthcare, Inc.*	29,840	1,652,838
Ingredion, Inc.	17,450	1,392,685
Raptor Pharmaceutical Corp.*	87,171	1,376,430
Global Cash Access Holdings, Inc.*	174,340	1,349,392
WEX, Inc.*	11,360	1,294,699
Total Consumer, Non-cyclical		88,140,526
Industrial - 11.1%
FLIR Systems, Inc.	332,860	10,258,745
Sonoco Products Co.	220,396	9,446,172
Orbital ATK, Inc.	123,108	9,031,203
Owens-Illinois, Inc.*	311,740	7,151,316
Rock-Tenn Co. — Class A	101,830	6,130,166
Gentex Corp.	322,680	5,298,406
Oshkosh Corp.	106,237	4,502,324
Huntington Ingalls Industries, Inc.	17,654	1,987,664
Aegion Corp. — Class A*	73,895	1,399,571
Kirby Corp.*	18,020	1,381,413
Total Industrial		56,586,980
Consumer, Cyclical - 8.9%
Visteon Corp.*	62,890	6,602,192
Ryland Group, Inc.	111,600	5,174,891
DR Horton, Inc.	186,880	5,113,037
Chico's FAS, Inc.	305,430	5,079,301
Caleres, Inc.	141,878	4,508,883
JC Penney Company, Inc.*	436,220	3,694,783
WESCO International, Inc.*	51,334	3,523,566
Ascena Retail Group, Inc.*	191,820	3,194,762
Steven Madden Ltd.*	64,643	2,765,428
Essendant, Inc.	65,696	2,578,568
PulteGroup, Inc.	121,570	2,449,636
Abercrombie & Fitch Co. — Class A	37,690	810,712
Total Consumer, Cyclical		45,495,759
Utilities - 8.8%
AGL Resources, Inc.	182,400	8,492,544
Pinnacle West Capital Corp.	146,480	8,333,247
Ameren Corp.	187,054	7,048,195
Westar Energy, Inc.	166,080	5,683,258
Great Plains Energy, Inc.	176,915	4,274,266
Portland General Electric Co.	114,830	3,807,763
Avista Corp.	116,000	3,555,400
Black Hills Corp.	75,099	3,278,071
EnerNOC, Inc.*	73,358	711,573
Total Utilities		45,184,317
Technology - 7.6%
Computer Sciences Corp.	142,630	9,362,234
IXYS Corp.	581,287	8,893,691
Diebold, Inc.	235,400	8,238,999
Maxwell Technologies, Inc.*	873,871	5,217,010
Cree, Inc.*	118,990	3,097,310
KEYW Holding Corp.*	222,126	2,070,214
ManTech International Corp. — Class A	44,300	1,284,700
Stratasys Ltd.*	23,670	826,793
Total Technology		38,990,951
Communications - 4.4%
DigitalGlobe, Inc.*	303,791	8,442,351
Finisar Corp.*	263,680	4,711,962
Scholastic Corp.	94,150	4,154,840
Scripps Networks Interactive, Inc. — Class A	39,550	2,585,384
Liquidity Services, Inc.*	167,210	1,610,232
NETGEAR, Inc.*	38,000	1,140,760
Total Communications		22,645,529

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Energy - 3.4%
Whiting Petroleum Corp.*	155,421	$5,222,145
Patterson-UTI Energy, Inc.	164,720	3,099,207
Superior Energy Services, Inc.	144,324	3,036,577
Sanchez Energy Corp.*	306,627	3,004,945
Oasis Petroleum, Inc.*	138,920	2,201,882
Resolute Energy Corp.*	544,250	526,018
HydroGen Corp.*,†††,1	1,265,700	1
Total Energy		17,090,775
Basic Materials - 2.4%
Landec Corp.*	272,300	3,929,288
Reliance Steel & Aluminum Co.	40,950	2,476,656
Intrepid Potash, Inc.*	187,055	2,233,437
Olin Corp.	82,604	2,226,178
Stillwater Mining Co.*	105,720	1,225,295
Total Basic Materials		12,090,854
Total Common Stocks
(Cost $438,508,677)		488,037,241

CONVERTIBLE PREFERRED STOCKS - 0.0%
Preferred Stock - 0.0%
Thermoenergy Corp. due *,†††,2,[3]	793,750	1,854
Total Convertible Preferred Stocks
(Cost $757,980)		1,854

SHORT TERM INVESTMENTS† - 3.6%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%	18,141,168	18,141,168
Total Short Term Investments
(Cost $18,141,168)		18,141,168
Total Investments - 99.2%
(Cost $457,407,825)		$506,180,263
Other Assets & Liabilities, net - 0.8%		4,174,325
Total Net Assets - 100.0%		$510,354,588

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Illiquid security.
See Sector Classification in Other Information section.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
SHORT TERM INVESTMENTS† - 6.8%
Fidelity Institutional Tax-Exempt Portfolio 0.01%	4,307,769	$4,307,769
Total Short Term Investments
(Cost $4,307,769)		4,307,769

	Face Amount
MUNICIPAL BONDS††- 92.5%
Michigan - 22.1%
Michigan Finance Authority Revenue Bonds
5.00% due 07/01/31	$1,800,000	1,974,888
5.00% due 07/01/44	1,200,000	1,242,458
5.00% due 07/01/32	1,000,000	1,092,360
5.00% due 10/01/39	1,000,000	1,092,000
5.00% due 07/01/34	300,000	318,762
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/33	2,530,000	2,583,290
4.75% due 07/01/29	230,000	244,674
5.00% due 07/01/41	200,000	206,590
5.00% due 07/01/34	155,000	156,451
4.25% due 07/01/16	125,000	129,081
County of Wayne Michigan General Obligation Ltd.
5.00% due 12/01/30	1,845,000	1,849,852
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	1,000,000	1,072,840
5.00% due 05/01/30	300,000	323,163
Detroit Wayne County Stadium Authority Revenue Bonds, (AGM)
5.00% due 10/01/26	1,100,000	1,172,875
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
5.00% due 07/01/15	500,000	500,060
Total Michigan		13,959,344
California - 15.5%
Chaffey Joint Union High School District General Obligation Unlimited
0.00% due 08/01/39[1]	7,500,000	2,519,775
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/36	1,600,000	1,946,480
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
0.92% due 05/15/43[2]	2,000,000	1,671,620
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	1,000,000	1,191,620
6.25% due 10/01/40	250,000	296,530
Oakland Unified School District/Alameda County General Obligation Unlimited
5.50% due 08/01/32[4]	1,000,000	1,125,190
5.00% due 08/01/22[4]	300,000	339,831
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
6.85% due 08/01/42[3]	1,000,000	517,290
Culver Redevelopment Agency Tax Allocation
0.00% due 11/01/23[1]	195,000	138,573
Total California		9,746,909
Illinois - 10.1%
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/44	1,250,000	1,380,300
City of Chicago Illinois General Obligation Unlimited
4.75% due 01/01/28	500,000	498,600
5.50% due 01/01/42	500,000	488,415
5.00% due 01/01/24	100,000	100,377
5.00% due 01/01/23	70,000	72,207
5.00% due 01/01/22	55,000	56,202
Chicago Board of Education General Obligation Unlimited
5.00% due 12/01/23	1,200,000	1,202,244
Will County Township High School District No. 204 Joliet General Obligation Ltd.
6.25% due 01/01/31	1,000,000	1,171,480
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	1,000,000	1,023,120
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	230,294
Metropolitan Pier & Exposition Authority Revenue Bonds
0.00% due 06/15/45[1]	500,000	108,360
Total Illinois		6,331,599
Puerto Rico - 9.8%
Puerto Rico Electric Power Authority Revenue Bonds
0.71% due 07/01/29[2,4]	1,550,000	1,135,158
5.00% due 07/01/24[4]	870,000	834,359
5.00% due 07/01/22[4]	620,000	597,444
Puerto Rico Highways & Transportation Authority Revenue Bonds
0.92% due 07/01/27[2,4]	2,800,000	1,880,284

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
MUNICIPAL BONDS††- 92.5% (continued)
Puerto Rico - 9.8% (continued)
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth Revenue Bonds
5.00% due 07/01/33[4]	$1,000,000	$952,540
Puerto Rico Infrastructure Financing Authority Revenue Bonds
5.50% due 07/01/23[4]	775,000	736,258
Total Puerto Rico		6,136,043
New York - 8.6%
Triborough Bridge & Tunnel Authority Revenue Bonds
0.63% due 11/15/27[2]	2,500,000	2,446,775
Metropolitan Transportation Authority Revenue Bonds
0.43% due 11/01/32[2]	2,200,000	2,171,532
Long Island Power Authority Revenue Bonds
1.52% due 09/01/15[2]	775,000	774,589
Total New York		5,392,896
New Jersey - 5.8%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,500,000	1,701,735
New Jersey State Turnpike Authority Revenue Bonds
0.70% due 01/01/24[2]	1,000,000	1,001,420
New Jersey Transportation Trust Fund Authority Revenue Bonds
1.25% due 06/15/34[2]	1,000,000	975,090
Total New Jersey		3,678,245
Texas - 5.8%
North Texas Tollway Authority Revenue Bonds
5.75% due 01/01/40	2,500,000	2,758,725
Harris County-Houston Sports Authority Revenue Bonds
0.00% due 11/15/53[1]	4,000,000	605,840
New Hope Cultural Education Facilities Corp. Revenue Bonds
5.00% due 04/01/46	250,000	265,990
Total Texas		3,630,555
Pennsylvania - 3.1%
Pennsylvania Turnpike Commission Revenue Bonds
1.32% due 12/01/20[2]	500,000	508,800
1.03% due 12/01/21[2]	500,000	498,515
County of Allegheny Pennsylvania General Obligation Unlimited, (AGM)
0.74% due 11/01/26[2]	1,000,000	946,340
Total Pennsylvania		1,953,655
Arizona - 2.8%
Arizona Health Facilities Authority Revenue Bonds
1.00% due 01/01/37[2]	2,000,000	1,747,640
Massachusetts - 1.8%
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/41	1,000,000	1,155,690
Louisiana - 1.7%
New Orleans Aviation Board Revenue Bonds
5.00% due 01/01/45	1,000,000	1,061,350
Washington - 1.7%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/27[4]	500,000	528,475
5.25% due 09/01/32[4]	500,000	520,400
Total Washington		1,048,875
Mississippi - 1.3%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	561,165
6.25% due 10/01/26	230,000	260,093
Total Mississippi		821,258
West Virginia - 0.9%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	563,950
Indiana - 0.8%
County of Knox Indiana Revenue Bonds
5.00% due 04/01/27	470,000	507,215
Florida - 0.7%
County of Miami-Dade Florida Revenue Bonds
0.00% due 10/01/45[1]	2,000,000	445,920
Total Municipal Bonds
(Cost $57,005,631)		58,181,144
Total Investments - 99.3%
(Cost $61,313,400)		$62,488,913
Other Assets & Liabilities, net - 0.7%		450,944
Total Net Assets - 100.0%		$62,939,857

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Zero coupon rate security.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[3]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[4]	Illiquid security.

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
REITs - 89.3%
REITs-Diversified - 16.4%
Equinix, Inc.	12,387	$3,146,297
Gramercy Property Trust, Inc.	100,829	2,356,374
American Assets Trust, Inc.	54,093	2,120,987
Crown Castle International Corp.	24,947	2,003,244
Retail Properties of America, Inc. — Class A	126,542	1,762,730
American Tower Corp. — Class A	16,624	1,550,853
Plum Creek Timber Company, Inc.	31,014	1,258,238
Weyerhaeuser Co.	39,633	1,248,440
Vornado Realty Trust	13,007	1,234,755
Cousins Properties, Inc.	60,864	631,768
Total REITs-Diversified		17,313,686
REITs-Apartments - 13.0%
Equity Residential	59,363	4,165,501
Monogram Residential Trust, Inc.	298,391	2,691,486
AvalonBay Communities, Inc.	13,968	2,233,064
Essex Property Trust, Inc.	8,654	1,838,975
Camden Property Trust	23,663	1,757,688
Apartment Investment & Management Co. — Class A	14,611	539,584
UDR, Inc.	14,201	454,858
Total REITs-Apartments		13,681,156
REITs-Regional Malls - 12.9%
Simon Property Group, Inc.	41,229	7,133,441
General Growth Properties, Inc.	114,515	2,938,455
Pennsylvania Real Estate Investment Trust	65,676	1,401,526
Taubman Centers, Inc.	18,909	1,314,176
Macerich Co.	10,798	805,531
Total REITs-Regional Malls		13,593,129
REITs-Office Property - 10.2%
Parkway Properties, Inc.	144,036	2,511,987
Boston Properties, Inc.	18,572	2,247,955
BioMed Realty Trust, Inc.	89,605	1,732,961
Hudson Pacific Properties, Inc.	58,773	1,667,390
Alexandria Real Estate Equities, Inc.	9,419	823,786
SL Green Realty Corp.	6,455	709,340
American Realty Capital Properties, Inc.	45,660	371,216
Paramount Group, Inc.	21,099	362,059
Douglas Emmett, Inc.	11,014	296,717
Total REITs-Office Property		10,723,411
REITs-Warehouse/Industries - 9.7%
QTS Realty Trust, Inc. — Class A	56,637	2,064,418
EastGroup Properties, Inc.	34,611	1,946,177
DCT Industrial Trust, Inc.	54,374	1,709,519
Prologis, Inc.	43,922	1,629,506
First Industrial Realty Trust, Inc.	80,119	1,500,629
Rexford Industrial Realty, Inc.	97,842	1,426,536
Total REITs-Warehouse/Industries		10,276,785
REITs-Health Care - 6.9%
Ventas, Inc.	51,421	3,192,730
Health Care REIT, Inc.	32,597	2,139,341
Sabra Health Care REIT, Inc.	74,918	1,928,389
Total REITs-Health Care		7,260,460
REITs-Storage - 5.3%
Sovran Self Storage, Inc.	24,158	2,099,573
CubeSmart	84,734	1,962,439
Public Storage	6,595	1,215,920
Extra Space Storage, Inc.	5,360	349,579
Total REITs-Storage		5,627,511
REITs-Mortgage - 4.7%
NorthStar Realty Finance Corp.	205,681	3,270,327
Colony Capital, Inc. — Class A	75,864	1,718,320
Total REITs-Mortgage		4,988,647
REITs-Shopping Centers - 4.5%
Federal Realty Investment Trust	22,256	2,850,771
Kimco Realty Corp.	36,391	820,253
Equity One, Inc.	22,612	527,764
Regency Centers Corp.	8,936	527,045
Total REITs-Shopping Centers		4,725,833
REITs-Manufactured Homes - 3.6%
Sun Communities, Inc.	35,950	2,222,789
Equity LifeStyle Properties, Inc.	30,397	1,598,274
Total REITs-Manufactured Homes		3,821,063
REITs-Hotels - 2.1%
Host Hotels & Resorts, Inc.	76,383	1,514,675
LaSalle Hotel Properties	10,659	377,968
Strategic Hotels & Resorts, Inc.*	26,682	323,386
Total REITs-Hotels		2,216,029
Total REITs		94,227,710
Lodging - 4.7%
Hotels & Motels - 4.7%
Starwood Hotels & Resorts Worldwide, Inc.	23,763	1,926,942
Hilton Worldwide Holdings, Inc.*	55,133	1,518,914
Extended Stay America, Inc.	80,630	1,513,425
Total Hotels & Motels		4,959,281
Total Lodging		4,959,281
Real Estate - 2.7%
Real Estate Operations/Development - 2.7%
Forest City Enterprises, Inc. — Class A*	130,648	2,887,321
Healthcare-Services - 1.4%
Retirement/Aged Care - 1.4%
Brookdale Senior Living, Inc. — Class A*	43,050	1,493,835
Diversified Financial Services - 1.3%
Investment Management/Advisory Services - 1.3%
NorthStar Asset Management Group, Inc.	72,186	1,334,719
Total Common Stocks
(Cost $110,924,594)		104,902,866

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
SHORT TERM INVESTMENTS† - 2.5%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%	2,605,991	$2,605,991
Total Short Term Investments
(Cost $2,605,991)		2,605,991
Total Investments - 101.9%
(Cost $113,530,585)		$107,508,857

COMMON STOCKS SOLD SHORT† - (32.3)%
Real Estate – (1.0)%
Property Trust – (1.0)%
Xenia Hotels & Resorts, Inc.	(49,293)	(1,071,630)

REITs – (31.3)%
REITs-Mortgage – (1.0)%
Annaly Capital Management, Inc.	(117,471)	(1,079,558)
REITs-Storage – (1.3)%
Iron Mountain, Inc.	(45,221)	(1,401,851)
REITs-Hotels – (1.8)%
Ryman Hospitality Properties, Inc.	(16,302)	(865,799)
Summit Hotel Properties, Inc.	(78,688)	(1,023,731)
Total REITs-Hotels		(1,889,530)
REITs-Apartments – (2.3)%
American Homes 4 Rent — Class A	(68,058)	(1,091,650)
Mid-America Apartment Communities, Inc.	(17,804)	(1,296,309)
Total REITs-Apartments		(2,387,959)
REITs-Regional Malls – (2.3)%
Rouse Properties, Inc.	(68,474)	(1,119,550)
CBL & Associates Properties, Inc.	(81,215)	(1,315,683)
Total REITs-Regional Malls		(2,435,233)
REITs-Single Tenant – (3.0)%
National Retail Properties, Inc.	(42,911)	(1,502,314)
Realty Income Corp.	(38,523)	(1,710,036)
Total REITs-Single Tenant		(3,212,350)
REITs-Office Property – (3.4)%
Equity Commonwealth*	(43,530)	(1,117,415)
Piedmont Office Realty Trust, Inc. — Class A	(67,445)	(1,186,358)
Government Properties Income Trust	(70,829)	(1,313,878)
Total REITs-Office Property		(3,617,651)
REITs-Health Care – (4.1)%
HCP, Inc.	(19,398)	(707,445)
Healthcare Realty Trust, Inc.	(37,215)	(865,621)
LTC Properties, Inc.	(31,664)	(1,317,222)
Medical Properties Trust, Inc.	(108,635)	(1,424,205)
Total REITs-Health Care		(4,314,493)
REITs-Shopping Centers – (5.7)%
DDR Corp.	(52,696)	(814,680)
Weingarten Realty Investors	(38,763)	(1,267,162)
Brixmor Property Group, Inc.	(55,505)	(1,283,831)
Urban Edge Properties	(62,337)	(1,295,986)
WP GLIMCHER, Inc.	(96,268)	(1,302,506)
Total REITs-Shopping Centers		(5,964,165)
REITs-Diversified – (6.4)%
Digital Realty Trust, Inc.	(12,858)	(857,371)
STORE Capital Corp.	(42,922)	(862,732)
STAG Industrial, Inc.	(54,278)	(1,085,560)
EPR Properties	(21,129)	(1,157,447)
Liberty Property Trust	(40,087)	(1,291,603)
Washington Real Estate Investment Trust	(59,306)	(1,538,991)
Total REITs-Diversified		(6,793,704)
Total REITs		(33,096,494)
Total Common Stocks Sold Short
(Proceeds $36,759,775)		(34,168,124)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.6)%
iShares US Real Estate ETF	97,432	(6,946,902)
Total Exchange-Traded Funds Sold Short
(Proceeds $7,311,285)		(6,946,902)
Total Securities Sold Short- (38.9)%
(Proceeds $44,071,060)		$(41,115,026)
Other Assets & Liabilities, net - 37.0%		38,987,295
Total Net Assets - 100.0%		$105,381,126

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America Merrill Lynch July 2015 Guggeneheim Real Estate Investment Trust Basket Total Return Index Swap, Terminating 07/06/15[1] (Notional Value $31,434,771)	310,283	$(2,031,436)

OTC TOTAL RETURN SWAP AGREEMENTS††
Morgan Stanley June 2017 Risk Managed Real Estate Short Custom Basket Swap, Terminating 06/15/17[2] (Notional Value $56,945)	854	$(1,251)
Morgan Stanley June 2017 Risk Managed Real Estate Long Custom Basket Swap, Terminating 06/15/17[3] (Notional Value $54,102)	213	$(1,738)

	Shares
CUSTOM BASKET OF SHORT SECURITIES[2]
Digital Realty Trust, Inc.	854	(1,251)
Total Short Swap Holdings		(1,251)

CUSTOM BASKET OF LONG SECURITIES[3]
Equinix, Inc.	213	(1,738)
Total Long Swap Holdings		(1,738)

INDUSTRY DIVERSIFICATION[1]

Bank of America Merrill Lynch Real Estate Investment
Trust Index Swap

Industry	% of Index
REITs-Apartments	15.4%
REITs-Regional Malls	15.2%
REITs-Diversified	12.1%
REITs-Office Property	11.2%
REITs-Health Care	9.0%
REITs-Warehouse/Industries	7.7%
REITs-Storage	7.5%
REITs-Shopping Centers	5.6%
REITs-Mortgage	3.5%
REITs-Hotels	3.2%
Hotels & Motels	2.9%
REITs-Manufactured Homes	2.7%
Real Estate Operations/Development	1.8%
Retirement/Aged Care	0.8%
Investment Management/Advisory Services	0.8%
REITs-Retail	0.6%
Total	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Cusomized basket of 64 exchange-traded equity securities. Total Return based on Bank of America Merrill Lynch Guggenheim Real Estate Investment Trust Basket Index +/- financing at a variable rate.
[2]	Total Return is based on the return of the basket of short securities +/- financing at a variable rate.
[3]	Total Return is based on the return of the basket of long securities +/- financing at a variable rate.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.0%
Financial - 37.0%
Endurance Specialty Holdings Ltd.	11,394	$748,585
Hanover Insurance Group, Inc.	8,439	624,739
Berkshire Hills Bancorp, Inc.	18,510	527,165
Reinsurance Group of America, Inc. — Class A	5,120	485,734
Apartment Investment & Management Co. — Class A	12,970	478,981
CubeSmart	19,874	460,282
Navigators Group, Inc.*	5,340	414,170
Horace Mann Educators Corp.	10,820	393,632
Camden Property Trust	4,700	349,116
NorthStar Realty Finance Corp.	21,350	339,465
Sun Communities, Inc.	5,484	339,076
Chatham Lodging Trust	12,230	323,728
Symetra Financial Corp.	13,360	322,911
Wintrust Financial Corp.	5,620	299,996
BioMed Realty Trust, Inc.	13,980	270,373
Cathay General Bancorp	7,540	244,673
Ocwen Financial Corp.*	23,510	239,802
Argo Group International Holdings Ltd.	4,241	236,224
OFG Bancorp	20,568	219,461
1st Source Corp.	5,878	200,557
Acacia Research Corp.	18,150	159,176
Fulton Financial Corp.	9,900	129,294
Prosperity Bancshares, Inc.	2,070	119,522
Trustmark Corp.	2,830	70,693
Parkway Properties, Inc.	3,270	57,029
Umpqua Holdings Corp.	3,150	56,669
Communications Sales & Leasing, Inc.	2,050	50,676
Total Financial		8,161,729
Consumer, Non-cyclical - 18.2%
Emergent BioSolutions, Inc.*	17,780	585,851
ABM Industries, Inc.	13,930	457,879
Invacare Corp.	18,340	396,695
Global Cash Access Holdings, Inc.*	44,660	345,669
Kindred Healthcare, Inc.	12,694	257,561
Darling Ingredients, Inc.*	12,920	189,407
Navigant Consulting, Inc.*	11,560	171,897
Sanderson Farms, Inc.	2,190	164,600
Great Lakes Dredge & Dock Corp.*	27,128	161,683
Omega Protein Corp.*	11,330	155,788
Globus Medical, Inc. — Class A*	5,970	153,250
HealthSouth Corp.	3,310	152,459
ICU Medical, Inc.*	1,415	135,359
Greatbatch, Inc.*	2,358	127,143
Depomed, Inc.*	5,722	122,794
Premier, Inc. — Class A*	3,090	118,841
IPC Healthcare, Inc.*	1,330	73,669
Universal Corp.	1,260	72,223
ICF International, Inc.*	1,753	61,110
Raptor Pharmaceutical Corp.*	3,779	59,670
WEX, Inc.*	490	55,845
Total Consumer, Non-cyclical		4,019,393
Technology - 11.5%
Diebold, Inc.	17,030	596,049
IXYS Corp.	21,765	333,005
Maxwell Technologies, Inc.*	49,238	293,951
Silicon Graphics International Corp.*	41,420	267,987
ManTech International Corp. — Class A	8,560	248,240
KEYW Holding Corp.*	22,894	213,372
Mercury Systems, Inc.*	10,040	146,986
Brooks Automation, Inc.	12,600	144,270
Cree, Inc.*	5,540	144,206
Diodes, Inc.*	5,070	122,238
Stratasys Ltd.*	990	34,581
Total Technology		2,544,885
Industrial - 10.9%
FLIR Systems, Inc.	14,420	444,424
Orbital ATK, Inc.	5,380	394,676
Argan, Inc.	7,320	295,216
Rofin-Sinar Technologies, Inc.*	9,550	263,580
Marten Transport Ltd.	10,270	222,859
Celadon Group, Inc.	8,422	174,167
Oshkosh Corp.	3,613	153,119
Gentex Corp.	8,020	131,688
Rand Logistics, Inc.*	34,819	112,814
LMI Aerospace, Inc.*	9,970	99,800
Kirby Corp.*	770	59,028
Aegion Corp. — Class A*	3,073	58,203
Total Industrial		2,409,574
Consumer, Cyclical - 7.3%
International Speedway Corp. — Class A	9,701	355,736
Chico's FAS, Inc.	13,150	218,684
Ryland Group, Inc.	4,680	217,012
JC Penney Company, Inc.*	18,370	155,594
Ascena Retail Group, Inc.*	8,500	141,568
Crocs, Inc.*	9,010	132,537
Essendant, Inc.	2,900	113,825
ScanSource, Inc.*	2,820	107,329
Abercrombie & Fitch Co. — Class A	4,140	89,051
WESCO International, Inc.*	1,002	68,777
Total Consumer, Cyclical		1,600,113
Communications - 4.1%
DigitalGlobe, Inc.*	13,908	386,503
Finisar Corp.*	12,450	222,482
Scholastic Corp.	3,422	151,013
Liquidity Services, Inc.*	8,935	86,044
NETGEAR, Inc.*	1,690	50,734
Total Communications		896,776
Utilities - 3.9%
Laclede Group, Inc.	9,366	487,594
Portland General Electric Co.	4,910	162,815
Avista Corp.	5,250	160,913
EnerNOC, Inc.*	3,264	31,661
PICO Holdings, Inc.*	1,101	16,207
Total Utilities		859,190
Energy - 3.4%
Patterson-UTI Energy, Inc.	13,180	247,982

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Energy - 3.4% (continued)
Oasis Petroleum, Inc.*	12,800	$202,880
Superior Energy Services, Inc.	8,870	186,625
Sanchez Energy Corp.*	6,288	61,622
Resolute Energy Corp.*	47,930	46,324
Total Energy		745,433
Basic Materials - 2.7%
Landec Corp.*	8,836	127,503
Luxfer Holdings plc ADR	8,370	108,810
Reliance Steel & Aluminum Co.	1,770	107,050
Olin Corp.	3,872	104,350
Intrepid Potash, Inc.*	8,023	95,795
Stillwater Mining Co.*	4,570	52,966
Total Basic Materials		596,474
Total Common Stocks
(Cost $20,874,520)		21,833,567

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Convertible Preferred Stock - 0.0%
Thermoenergy Corp.*,1,2	6,250	15
Total Convertible Preferred Stocks
(Cost $5,968)		15

SHORT TERM INVESTMENTS† - 2.0%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%	448,798	448,798
Total Short Term Investments
(Cost $448,798)		448,798
Total Investments - 101.0%
(Cost $21,329,286)		$22,282,380
Other Assets & Liabilities, net - (1.0)%		(210,102)
Total Net Assets - 100.0%		$22,072,278

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Illiquid security.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 15.5%
Consumer, Non-cyclical - 4.6%
Procter & Gamble Co.	8,712	$681,627
Pfizer, Inc.	20,177	676,534
Amgen, Inc.	3,314	508,765
PepsiCo, Inc.	4,969	463,806
UnitedHealth Group, Inc.	3,786	461,893
Express Scripts Holding Co.*	5,014	445,945
HCA Holdings, Inc.*	4,853	440,264
Johnson & Johnson	4,047	394,421
General Mills, Inc.	6,857	382,072
Stryker Corp.	3,980	380,369
Kimberly-Clark Corp.	3,527	373,756
Archer-Daniels-Midland Co.	7,588	365,893
Cardinal Health, Inc.	4,350	363,877
Aetna, Inc.	2,843	362,369
McKesson Corp.	1,547	347,781
Coca-Cola Co.	8,760	343,655
Cigna Corp.	1,982	321,084
AmerisourceBergen Corp. — Class A	2,914	309,875
Kroger Co.	3,995	289,677
Anthem, Inc.	1,763	289,379
Gilead Sciences, Inc.	2,262	264,835
Mondelez International, Inc. — Class A	5,786	238,036
Medtronic plc	2,399	177,766
Altria Group, Inc.	3,634	177,739
Allergan plc*	438	132,915
Total Consumer, Non-cyclical		9,194,333
Industrial - 2.8%
General Electric Co.	25,768	684,655
United Technologies Corp.	4,227	468,901
Boeing Co.	3,372	467,763
Thermo Fisher Scientific, Inc.	3,217	417,438
General Dynamics Corp.	2,848	403,533
Caterpillar, Inc.	4,757	403,489
Northrop Grumman Corp.	2,416	383,250
Deere & Co.	3,938	382,183
Corning, Inc.	17,259	340,520
Emerson Electric Co.	5,632	312,182
Norfolk Southern Corp.	3,057	267,059
Raytheon Co.	2,510	240,157
CSX Corp.	5,464	178,400
Honeywell International, Inc.	1,514	154,383
FedEx Corp.	777	132,401
TE Connectivity Ltd.	1,950	125,385
Eaton Corporation plc	1,677	113,181
Total Industrial		5,474,880
Technology - 2.5%
Apple, Inc.	9,560	1,199,063
Microsoft Corp.	13,233	584,237
International Business Machines Corp.	3,462	563,128
Intel Corp.	17,756	540,049
EMC Corp.	15,381	405,905
Applied Materials, Inc.	18,320	352,110
Oracle Corp.	8,095	326,229
Accenture plc — Class A	2,984	288,792
Texas Instruments, Inc.	4,846	249,617
Hewlett-Packard Co.	7,889	236,749
Micron Technology, Inc.*	8,115	152,887
Total Technology		4,898,766
Financial - 1.5%
JPMorgan Chase & Co.	10,513	712,361
MetLife, Inc.	8,151	456,374
Citigroup, Inc.	7,890	435,844
Prudential Financial, Inc.	4,658	407,668
Bank of America Corp.	23,379	397,911
Aflac, Inc.	3,379	210,174
Berkshire Hathaway, Inc. — Class B*	1,340	182,387
Wells Fargo & Co.	2,337	131,433
Macerich Co.	1,000	74,600
Total Financial		3,008,752
Consumer, Cyclical - 1.4%
CVS Health Corp.	5,167	541,915
Wal-Mart Stores, Inc.	6,861	486,651
Delta Air Lines, Inc.	8,495	348,974
Ford Motor Co.	23,080	346,431
Costco Wholesale Corp.	2,168	292,810
Southwest Airlines Co.	8,720	288,545
General Motors Co.	5,891	196,347
Target Corp.	2,181	178,035
Walgreens Boots Alliance, Inc.	1,997	168,627
Total Consumer, Cyclical		2,848,335
Energy - 1.4%
Exxon Mobil Corp.	5,005	416,416
Valero Energy Corp.	6,362	398,261
Anadarko Petroleum Corp.	4,332	338,156
Chevron Corp.	3,405	328,480
ConocoPhillips	5,293	325,043
Apache Corp.	5,382	310,165
Marathon Petroleum Corp.	2,928	153,164
Occidental Petroleum Corp.	1,851	143,952
Kinder Morgan, Inc.	2,909	111,677
Devon Energy Corp.	1,603	95,362
Halliburton Co.	1,975	85,063
Total Energy		2,705,739
Communications - 1.0%
Cisco Systems, Inc.	19,951	547,854
Time Warner, Inc.	4,986	435,827
Comcast Corp. — Class A	4,394	264,255
Google, Inc. — Class C*	410	213,410
Walt Disney Co.	1,768	201,800
AT&T, Inc.	4,691	166,624
Verizon Communications, Inc.	1,972	91,915
Total Communications		1,921,685
Utilities - 0.3%
Duke Energy Corp.	5,386	380,359
PG&E Corp.	2,627	128,986
American Electric Power Company, Inc.	1,950	103,292
Total Utilities		612,637
Basic Materials - 0.0%
Dow Chemical Co.	1,877	96,046
Total Common Stocks
(Cost $29,114,161)		30,761,173

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
MUTUAL FUNDS†,1 - 73.4%
Guggenheim Strategy Fund III	2,011,840	$50,215,521
Guggenheim Strategy Fund II	1,993,190	49,650,355
Guggenheim Strategy Fund I	1,841,832	45,898,451
Total Mutual Funds
(Cost $145,753,640)		145,764,327

SHORT TERM INVESTMENTS† - 3.3%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%	6,493,315	6,493,315
Total Short Term Investments
(Cost $6,493,315)		6,493,315

	Face Amount
ASSET BACKED SECURITIES†† - 7.4%
Goldman Sachs Asset Management CLO plc
2007-1A, 3.03% due 08/01/22[2,3]	$1,500,000	1,502,249
Duane Street CLO IV Ltd.
2007-4A, 0.51% due 11/14/21[2,3]	1,460,325	1,434,915
Brentwood CLO Corp.
2006-1A, 0.55% due 02/01/22[2,3]	906,075	894,839
2006-1A, 1.10% due 02/01/22[2,3]	500,000	476,150
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.18% due 06/20/17[2,3]	1,250,000	1,228,000
Symphony CLO IX, LP
2012-9A, 2.78% due 04/16/22[2,3]	700,000	702,450
2012-9A, 3.53% due 04/16/22[2,3]	500,000	500,200
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.52% due 05/15/21[2,3]	1,150,000	1,145,055
Cornerstone CLO Ltd.
2007-1A, 0.50% due 07/15/21[2,3]	1,058,185	1,045,381
Symphony CLO VII Ltd.
2011-7A, 3.48% due 07/28/21[2,3]	1,000,000	998,900
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.65% due 04/17/21[2,3]	1,000,000	991,900
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.66% due 04/29/19[2,3]	900,000	866,790
N-Star REL CDO VIII Ltd.
2006-8A, 0.48% due 02/01/41[2,3]	879,745	850,538
Foothill CLO Ltd.
2007-1A, 0.53% due 02/22/21[2,3]	550,241	547,215
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.27% due 08/15/23[2,3]	500,000	489,350
NewStar Commercial Loan Trust
2007-1A, 1.58% due 09/30/22[2,3]	500,000	475,200
Race Point IV CLO Ltd.
2007-4A, 1.03% due 08/01/21[2,3]	450,000	450,000
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.58% due 12/20/18[2,3]	50,714	50,678
Total Asset Backed Securities
(Cost $14,428,868)		14,649,810

COLLATERALIZED MORTGAGE OBLIGATION†† - 0.4%
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/46[2,3]	930,907	900,467
Total Collateralized Mortgage Obligation
(Cost $828,071)		900,467
Total Investments - 100.0%
(Cost $196,618,055)		$198,569,092
Other Assets & Liabilities, net - 0.0%		66,670
Total Net Assets - 100.0%		$198,635,762

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $102,538)	1	$(1,246)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America August 2015 S&P 500 Total Return Index Swap, Terminating 08/05/15[4] (Notional Value $42,969,499)	11,261	$2,787,819
Goldman Sachs International July 2015 S&P 500 Index Swap, Terminating 07/06/15[4] (Notional Value $18,561,801)	8,997	(413,347)
Morgan Stanley Capital Services, Inc. July 2016 S&P 500 Total Return Index Swap, Terminating 07/05/16[4] (Notional Value $108,356,705)	28,397	(2,191,139)
(Total Notional Value $169,888,005)		$183,333

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $15,550,277 (cost $15,256,939), or 7.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 15.0%
Consumer, Non-cyclical - 5.2%
Kroger Co.	3,005	$217,892
AmerisourceBergen Corp. — Class A	1,674	178,013
HCA Holdings, Inc.*	1,685	152,863
Dr Pepper Snapple Group, Inc.	2,087	152,143
Cigna Corp.	810	131,220
Cardinal Health, Inc.	1,555	130,076
Vertex Pharmaceuticals, Inc.*	1,042	128,666
Universal Health Services, Inc. — Class B	881	125,190
Kellogg Co.	1,979	124,083
CR Bard, Inc.	720	122,904
Western Union Co.	5,884	119,622
Zoetis, Inc.	2,426	116,981
Coca-Cola Enterprises, Inc.	2,684	116,593
Constellation Brands, Inc. — Class A	984	114,164
Hertz Global Holdings, Inc.*	6,025	109,174
Tyson Foods, Inc. — Class A	2,536	108,110
Boston Scientific Corp.*	6,048	107,049
DaVita HealthCare Partners, Inc.*	1,344	106,808
Mead Johnson Nutrition Co. — Class A	1,098	99,062
Illumina, Inc.*	445	97,170
Endo International plc*	1,160	92,394
Brown-Forman Corp. — Class B	884	88,559
Avis Budget Group, Inc.*	1,981	87,322
McGraw Hill Financial, Inc.	851	85,483
BioMarin Pharmaceutical, Inc.*	620	84,804
Henry Schein, Inc.*	578	82,145
Hologic, Inc.*	2,158	82,133
United Rentals, Inc.*	873	76,492
Monster Beverage Corp.*	570	76,391
Hershey Co.	857	76,127
Mylan N.V.*	1,115	75,664
RR Donnelley & Sons Co.	4,275	74,513
Hormel Foods Corp.	1,273	71,759
Campbell Soup Co.	1,450	69,093
Centene Corp.*	855	68,742
Darling Ingredients, Inc.*	4,582	67,172
Edwards Lifesciences Corp.*	469	66,800
Total System Services, Inc.	1,486	62,070
Jazz Pharmaceuticals plc*	338	59,512
Church & Dwight Company, Inc.	703	57,034
Whole Foods Market, Inc.	1,372	54,112
Incyte Corp.*	503	52,418
DENTSPLY International, Inc.	982	50,622
Ingredion, Inc.	615	49,083
Vantiv, Inc. — Class A*	1,275	48,692
Booz Allen Hamilton Holding Corp.	1,913	48,284
KAR Auction Services, Inc.	1,280	47,872
Clorox Co.	457	47,537
Mallinckrodt plc*	390	45,911
Equifax, Inc.	465	45,147
Intuitive Surgical, Inc.*	80	38,760
Total Consumer, Non-cyclical		4,590,430
Industrial - 2.8%
Parker-Hannifin Corp.	1,319	153,440
Dover Corp.	1,958	137,412
Stanley Black & Decker, Inc.	1,283	135,023
Corning, Inc.	6,426	126,785
Rockwell Automation, Inc.	944	117,660
Waste Management, Inc.	2,508	116,246
Tyco International plc	2,952	113,593
Pentair plc	1,588	109,175
Spirit AeroSystems Holdings, Inc. — Class A*	1,935	106,637
SBA Communications Corp. — Class A*	866	99,564
Timken Co.	2,374	86,817
Huntington Ingalls Industries, Inc.	751	84,555
Triumph Group, Inc.	1,270	83,807
Ingersoll-Rand plc	1,236	83,331
Stericycle, Inc.*	533	71,374
Agilent Technologies, Inc.	1,849	71,335
Cummins, Inc.	543	71,236
Roper Technologies, Inc.	382	65,880
TransDigm Group, Inc.*	292	65,604
AMETEK, Inc.	1,115	61,080
Clean Harbors, Inc.*	1,117	60,028
Trimble Navigation Ltd.*	2,383	55,905
Waste Connections, Inc.	1,174	55,319
Avnet, Inc.	1,294	53,196
Xylem, Inc.	1,304	48,339
Crane Co.	816	47,924
B/E Aerospace, Inc.	849	46,610
Moog, Inc. — Class A*	584	41,277
Ball Corp.	561	39,354
Lincoln Electric Holdings, Inc.	626	38,117
Total Industrial		2,446,623
Technology - 2.3%
Applied Materials, Inc.	7,840	150,685
Maxim Integrated Products, Inc.	3,166	109,464
Computer Sciences Corp.	1,629	106,928
Activision Blizzard, Inc.	4,104	99,358
Fiserv, Inc.*	1,195	98,982
NCR Corp.*	3,163	95,207
Avago Technologies Ltd.	708	94,114
Intuit, Inc.	927	93,414
SanDisk Corp.	1,508	87,796
Xilinx, Inc.	1,885	83,242
Fidelity National Information Services, Inc.	1,338	82,688
Pitney Bowes, Inc.	3,852	80,160
KLA-Tencor Corp.	1,426	80,155
Teradyne, Inc.	4,103	79,147
NetApp, Inc.	2,505	79,058
Citrix Systems, Inc.*	1,126	79,000
IHS, Inc. — Class A*	605	77,821
Microchip Technology, Inc.	1,422	67,438
Cerner Corp.*	976	67,403
DST Systems, Inc.	494	62,234
Autodesk, Inc.*	1,094	54,782
ON Semiconductor Corp.*	4,432	51,810
ServiceNow, Inc.*	670	49,788

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 15.0% (continued)
Technology - 2.3% (continued)
PTC, Inc.*	1,116	$45,778
Solera Holdings, Inc.	978	43,580
VeriFone Systems, Inc.*	1,139	38,680
Total Technology		2,058,712
Consumer, Cyclical - 2.1%
United Continental Holdings, Inc.*	3,730	197,726
Southwest Airlines Co.	4,973	164,557
PACCAR, Inc.	2,220	141,658
Macy's, Inc.	1,802	121,580
Liberty Interactive Corporation QVC Group — Class A*	3,599	99,872
PVH Corp.	778	89,625
The Gap, Inc.	2,282	87,104
VF Corp.	1,229	85,711
Allison Transmission Holdings, Inc.	2,907	85,059
Genuine Parts Co.	770	68,938
Dollar General Corp.	853	66,312
Dollar Tree, Inc.*	833	65,799
Tesla Motors, Inc.*	237	63,578
WW Grainger, Inc.	261	61,766
Wyndham Worldwide Corp.	752	61,597
Kohl's Corp.	929	58,165
Nordstrom, Inc.	759	56,546
Whirlpool Corp.	315	54,511
Harley-Davidson, Inc.	906	51,053
Jarden Corp.*	810	41,918
Hilton Worldwide Holdings, Inc.*	1,459	40,195
Wynn Resorts Ltd.	370	36,508
Michael Kors Holdings Ltd.*	668	28,116
Total Consumer, Cyclical		1,827,894
Communications - 1.5%
LinkedIn Corp. — Class A*	666	137,616
Omnicom Group, Inc.	1,904	132,308
Nielsen N.V.	2,737	122,535
Twitter, Inc.*	3,077	111,449
Netflix, Inc.*	168	110,366
Juniper Networks, Inc.	3,748	97,336
Discovery Communications, Inc. — Class A*	2,424	80,622
Motorola Solutions, Inc.	1,291	74,026
VeriSign, Inc.*	1,169	72,151
DISH Network Corp. — Class A*	1,062	71,908
Interpublic Group of Companies, Inc.	2,829	54,515
Charter Communications, Inc. — Class A*	316	54,115
CommScope Holding Company, Inc.*	1,495	45,612
CenturyLink, Inc.	1,503	44,158
EchoStar Corp. — Class A*	889	43,277
Sirius XM Holdings, Inc.*	11,177	41,690
Viacom, Inc. — Class B	604	39,043
Total Communications		1,332,727
Energy - 0.8%
Valero Energy Corp.	1,656	103,666
Marathon Petroleum Corp.	1,674	87,567
Cheniere Energy, Inc.*	1,259	87,198
HollyFrontier Corp.	1,727	73,726
Noble Energy, Inc.	1,690	72,129
Cameron International Corp.*	1,121	58,707
Cabot Oil & Gas Corp. — Class A	1,428	45,039
Superior Energy Services, Inc.	1,805	37,977
Oasis Petroleum, Inc.*	2,350	37,248
Southwestern Energy Co.*	1,508	34,277
SM Energy Co.	743	34,267
Range Resources Corp.	645	31,850
Helmerich & Payne, Inc.	355	24,999
Total Energy		728,650
Financial - 0.3%
Alliance Data Systems Corp.*	324	94,589
Ameriprise Financial, Inc.	723	90,324
Macerich Co.	450	33,570
Total Financial		218,483
Total Common Stocks
(Cost $12,699,145)		13,203,519

MUTUAL FUNDS†,1 - 72.0%
Guggenheim Strategy Fund III	888,071	22,166,247
Guggenheim Strategy Fund II	882,097	21,973,024
Guggenheim Strategy Fund I	769,803	19,183,490
Total Mutual Funds
(Cost $63,300,322)		63,322,761

SHORT TERM INVESTMENTS† - 5.2%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%	4,601,590	4,601,590
Total Short Term Investments
(Cost $4,601,590)		4,601,590

	Face Amount
ASSET BACKED SECURITIES†† - 7.3%
Brentwood CLO Corp.
2006-1A, 0.55% due 02/01/22[2,3]	$372,138	367,523
2006-1A, 1.10% due 02/01/22[2,3]	250,000	238,075
Duane Street CLO IV Ltd.
2007-4A, 0.51% due 11/14/21[2,3]	606,172	595,625
N-Star REL CDO VIII Ltd.
2006-8A, 0.48% due 02/01/41[2,3]	606,721	586,578
Goldman Sachs Asset Management CLO plc
2007-1A, 3.03% due 08/01/22[2,3]	500,000	500,750
Symphony CLO IX, LP
2012-9A, 3.53% due 04/16/22[2,3]	500,000	500,200
Symphony CLO VII Ltd.
2011-7A, 3.48% due 07/28/21[2,3]	500,000	499,450
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.52% due 05/15/21[2,3]	500,000	497,850
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.18% due 06/20/17[2,3]	500,000	491,200

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 7.3% (continued)
NewStar Commercial Loan Trust
2007-1A, 1.58% due 09/30/22[2,3]	$500,000	$475,200
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.65% due 04/17/21[2,3]	400,000	396,760
Cornerstone CLO Ltd.
2007-1A, 0.50% due 07/15/21[2,3]	396,819	392,018
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.66% due 04/29/19[2,3]	400,000	385,240
Race Point IV CLO Ltd.
2007-4A, 1.03% due 08/01/21[2,3]	250,000	250,000
Foothill CLO Ltd.
2007-1A, 0.53% due 02/22/21[2,3]	231,312	230,039
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.58% due 12/20/18[2,3]	20,285	20,271
Total Asset Backed Securities
(Cost $6,317,723)		6,426,779

COLLATERALIZED MORTGAGE OBLIGATION†† - 0.5%
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/46[2,3]	410,694	397,265
Total Collateralized Mortgage Obligation
(Cost $362,051)		397,265
Total Investments - 100.0%
(Cost $87,280,831)		$87,951,914
Other Assets & Liabilities, net - 0.0%		30,524
Total Net Assets - 100.0%		$87,982,438

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $87,685)	1	$(881)
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $102,538)	1	(1,246)
September 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $149,680)	1	(1,943)
(Total Aggregate Value of Contracts $339,903)		$(4,070)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America August 2015 Russell MidCap Growth Total Return Index Swap, Terminating 08/05/15[4] (Notional Value $20,796,626)	9,454	$1,708,759
Deutsche Bank July 2015 Russell MidCap Growth Index Swap, Terminating 07/06/15[4] (Notional Value $8,139,115)	10,501	(154,749)
Morgan Stanley Capital Services, Inc. July 2016 Russell MidCap Growth Total Return Index Swap, Terminating 07/05/16[4] (Notional Value $45,651,827)	20,753	(764,910)
(Total Notional Value $74,587,568)		$789,100

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $6,824,044 (cost $6,679,774), or 7.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
PREFERRED STOCKS† - 0.4%
Financial - 0.3%
Aspen Insurance Holdings Ltd. 5.95%[1,2]	155,480	$3,918,096
Goldman Sachs Group, Inc. 5.50%[1,2]	42,727	1,047,666
AgriBank FCB 6.88%[1,2]	2,500	263,125
WhiteHorse II Ltd. Due 06/15/17*,††,1,3,13	450,000	–
GSC Partners CDO Fund V Ltd. Due 11/20/16*,††,1,3,13	1,325	–
Total Financial		5,228,887
Industrial - 0.1%
Seaspan Corp. 6.38% due 04/30/19	44,000	1,111,000
Total Preferred Stocks
(Cost $7,026,712)		6,339,887

EXCHANGE-TRADED FUNDS† - 0.4%
iShares iBoxx $ High Yield Corporate Bond ETF	77,193	6,854,739
Total Exchange-Traded Funds
(Cost $6,996,263)		6,854,739

MUTUAL FUNDS† - 2.4%
Guggenheim Strategy Fund I4	1,551,322	38,658,949
Total Mutual Funds
(Cost $38,603,440)		38,658,949

CLOSED-END FUNDS† - 0.1%
Guggenheim Strategic Opportunities Fund[4]	88,693	1,767,651
Total Closed-End Funds
(Cost $1,733,594)		1,767,651

SHORT TERM INVESTMENTS† - 2.1%
Federated U.S. Treasury Cash Reserve Fund 0.00%	34,420,995	34,420,995
Total Short Term Investments
(Cost $34,420,995)		34,420,995

	Face Amount
ASSET BACKED SECURITIES†† - 43.1%
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3,5]	$32,214,286	31,901,806
2015-1A, 5.07% due 02/15/40[3,5]	2,684,524	2,667,880
Triaxx Prime CDO Ltd.
2006-2A, 0.45% due 10/02/39[1,3]	36,634,808	34,355,212
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/17[3]	18,941,055	19,041,443
2015-1A, 3.84% due 05/25/18[3]	5,131,077	5,143,904
CIFC Funding 2012-II Ltd.
2015-2A, 2.18% due 12/05/24[1,3]	18,500,000	18,455,600
VOLT XXVII LLC
2014-NPL7, 3.38% due 08/27/57[3,5]	15,640,935	15,650,585
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/58[3,5]	14,616,305	14,585,143
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/55[3,5]	14,461,391	14,466,106
Marea CLO 2012-1 Ltd.
2015-1A, 2.09% due 10/15/23[1,3]	14,393,000	14,375,728
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/23[1,3]	14,000,000	13,966,400
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[3,5]	12,883,326	12,830,208
GCAT LLC
2014-2, 3.72% due 10/25/19[3,5]	8,465,022	8,513,730
2015-1, 3.63% due 05/26/20[3,5]	4,000,000	3,980,000
Treman Park CLO LLC
2015-1A, due 04/20/27[3,13]	13,600,000	12,479,120
AASET
2014-1, 5.12% due 12/15/29	9,375,000	9,300,000
2014-1, 7.37% due 12/15/29	2,884,615	2,891,827
Venture XI CLO Ltd.
2015-11AR, 2.23% due 11/14/22[1,3]	11,500,000	11,473,550
ECAF I Ltd.
2015-1A, 4.95% due 06/15/40[3]	11,250,000	11,248,875
NRPL Trust
2015-1A, 3.88% due 11/01/54[3,5]	10,580,377	10,611,135
CIT Mortgage Loan Trust
2007-1, 1.64% due 10/25/37[1,3]	10,880,000	10,385,928
Voya CLO Ltd.
2013-1X, due 04/15/24[13]	9,500,000	7,867,900
2015-3AR, 3.21% due 10/15/22[1,3]	2,250,000	2,250,000
Fortress Credit BSL II Ltd.
2013-2A, 1.78% due 10/19/25[1,3]	10,000,000	10,017,000
Oaktree EIF II Series A2 Ltd.
2014-A2, 2.57% due 11/15/25[1,3]	8,000,000	8,000,000
2014-A2, 3.47% due 11/15/25[1,3]	2,000,000	2,000,000
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[3,13]	10,000,000	9,695,000

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 43.1% (continued)
New Century Home Equity Loan Trust
2005-3, 0.70% due 07/25/35[1]	$10,870,000	$9,647,678
ACIS CLO Ltd.
2015-6A, 2.78% due 05/01/27[1,3]	7,500,000	7,527,750
Spirit Master Funding LLC
2014-2A, 5.76% due 03/20/42[3]	5,067,066	5,504,100
2014-4A, 4.63% due 01/20/45[3]	2,000,000	1,993,320
Cerberus Onshore II CLO LLC
2014-1A, 2.28% due 10/15/23[1,3]	7,000,000	6,996,500
Avery
2013-3X, due 01/18/25[13]	7,500,060	6,894,805
TICC CLO LLC
2012-1A, 3.76% due 08/25/23[1,3]	6,250,000	6,265,625
2012-1A, 5.01% due 08/25/23[1,3]	350,000	350,035
Marathon CLO VII Ltd.
2014-7A, 3.78% due 10/28/25[1,3]	4,000,000	4,012,000
2014-7A, 2.93% due 10/28/25[1,3]	2,500,000	2,521,500
Fifth Street Senior Loan Fund I LLC
2015-1A, 2.26% due 01/20/27[1,3]	5,000,000	5,019,500
2015-1A, 3.26% due 01/20/27[1,3]	1,250,000	1,256,750
Oxford Finance Funding Trust
2014-1A, 3.48% due 12/15/22[3]	6,000,000	6,008,400
Oak Hill Advisors Residential Loan Trust
2015-NPL1, 3.47% due 01/25/55[3,5]	5,999,700	6,002,010
Northwoods Capital XIV Ltd.
2014-14A, 2.72% due 11/12/25[1,3]	6,000,000	5,999,400
Fortress Credit Funding V, LP
2015-5A, 2.92% due 08/15/22[1,3]	6,000,000	5,990,400
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[3]	5,925,000	5,916,705
GreenPoint Mortgage Funding Trust
2005-HE4, 0.89% due 07/25/30[1]	5,827,494	5,580,216
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[3,13]	6,000,000	5,573,400
Muir Woods CLO Ltd.
2012-1A, 2.89% due 09/14/23[1,3]	5,500,000	5,501,650
GSAA Home Equity Trust
2006-14, 0.36% due 09/25/36[1]	7,161,806	3,874,566
2006-18, 6.00% due 11/25/36[5]	1,634,468	1,090,050
2007-7, 0.46% due 07/25/37[1]	616,925	521,141
Garrison Funding Ltd.
2015-1A, 2.78% due 05/25/27[1,3]	5,000,000	4,964,000
2013-2A, 3.68% due 09/25/23[1,3]	500,000	497,400
KKR Financial CLO Ltd.
2007-1A, 2.52% due 05/15/21[1,3]	2,900,000	2,887,530
2007-1A, 5.27% due 05/15/21[1,3]	2,500,000	2,498,250
Rise Ltd.
4.74% due 02/12/39	5,070,052	5,120,753
Golub Capital Partners Clo 24M Ltd.
2015-24A, 2.97% due 02/05/27[1,3]	5,000,000	4,983,000
OCP CLO Ltd.
2014-7A, 2.38% due 10/20/26[1,3]	3,500,000	3,489,850
2014-6A, 2.32% due 07/17/26[1,3]	1,500,000	1,491,450
SHACKLETON 2013-IV CLO Ltd.
2013-4A, 2.28% due 01/13/25[1,3]	5,000,000	4,962,000
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 2.97% due 10/10/26[1,3]	5,000,000	4,960,500
ARES XII CLO Ltd.
2007-12A, 2.28% due 11/25/20[1,3]	4,000,000	3,970,000
2007-12A, 3.53% due 11/25/20[1,3]	750,000	750,000
Popular ABS Mortgage Pass-Through Trust
2005-5, 0.62% due 11/25/35[1]	4,930,070	4,624,243
Halcyon Loan Advisors Funding Ltd.
2012-2A, 3.13% due 12/20/24[1,3]	4,000,000	3,940,400
2012-2A, 4.78% due 12/20/24[1,3]	600,000	600,180
Store Master Funding I LLC
2015-1A, 4.17% due 04/20/45[3]	4,496,250	4,433,752
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WCW2, 0.72% due 07/25/35[1]	5,000,000	4,377,815
Soundview Home Loan Trust
2007-1, 0.36% due 03/25/37[1]	4,619,411	4,264,091
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29[3]	2,798,995	2,768,766
2014-1, 7.50% due 02/15/29[3]	1,391,649	1,401,947

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 43.1% (continued)
ACAS CLO Ltd.
2014-1AR, 2.60% due 09/20/23[1,3]	$4,000,000	$3,992,000
Canyon Capital CLO Ltd.
2013-1A, 2.23% due 01/15/24[1,3]	4,000,000	3,971,200
Babson CLO Ltd.
2012-2A, due 05/15/23[3,13]	4,750,000	3,933,000
2014-IA, due 07/20/25[3,13]	1,300,000	1,023,490
MWAM CBO Ltd.
2001-1A, 5.10% due 01/30/31[1,3]	2,116,982	2,020,448
2001-1A, 14.09% due 01/30/31[3,5]	1,630,728	1,801,955
Kingsland V Ltd.
2007-5A, 1.08% due 07/14/21[1,3]	4,000,000	3,812,000
Steele Creek CLO Ltd.
2014-1A, 2.53% due 08/21/26[1,3]	3,300,000	3,271,290
2014-1A, 3.48% due 08/21/26[1,3]	250,000	247,025
Cent CLO 16, LP
2014-16AR, 3.50% due 08/01/24[1,3]	1,750,000	1,750,350
2014-16AR, 2.53% due 08/01/24[1,3]	1,750,000	1,748,425
Madison Park Funding VIII Ltd.
2014-8AR, 3.08% due 04/22/22[1,3]	2,000,000	2,000,000
2014-8AR, 2.48% due 04/22/22[1,3]	1,500,000	1,489,650
Greywolf CLO III Ltd.
2014-1A, 3.13% due 04/22/26[1,3]	2,000,000	1,971,400
2014-1A, 2.33% due 04/22/26[1,3]	1,500,000	1,491,750
Lehman XS Trust Series
2005-7N, 0.46% due 12/25/35[1]	3,959,529	3,461,377
Telos CLO Ltd.
2013-3A, 3.27% due 01/17/24[1,3]	2,000,000	1,969,600
2014-6A, 2.37% due 01/17/27[1,3]	1,500,000	1,477,650
First NLC Trust
2005-1, 0.64% due 05/25/35[1]	4,090,771	3,440,633
LSTAR Securities Investment Trust
2015-6, 2.18% due 05/01/20[1,3]	3,449,488	3,398,091
Rockwall CDO II Ltd.
2007-1A, 0.83% due 08/01/24[1,3]	2,100,000	1,950,900
2007-1A, 0.53% due 08/01/24[1,3]	1,503,182	1,446,211
N-Star REL CDO VIII Ltd.
2006-8A, 0.55% due 02/01/41[1,3]	3,650,000	3,386,105
BCAP LLC 2014-RR3 Trust
2014-RR3, 0.34% due 10/26/36[1,3]	3,597,896	3,345,324
Banco Bradesco SA
4.21% due 03/12/26†††,6	3,285,355	3,278,127
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 3.82% due 10/15/26[1,3]	1,750,000	1,715,000
2014-5A, 2.92% due 10/15/26[1,3]	1,500,000	1,482,000
CIFC Funding 2007-I Ltd.
2007-1A, 1.78% due 05/10/21[1,3]	3,250,000	3,138,850
Rockwall CDO Ltd.
2006-1A, 0.78% due 08/01/21[1,3]	2,900,000	2,850,120
2006-1A, 0.93% due 08/01/21[1,3]	200,000	190,480
GSAA Trust
2005-10, 0.84% due 06/25/35[1]	3,312,000	3,021,654
Anchorage Credit Funding 1 Ltd.
2015-1A, 4.30% due 07/28/30[12]	3,000,000	3,011,700
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.69% due 12/15/27[1,3]	3,000,000	3,007,128
Octagon Investment Partners XIX Ltd.
2014-1A, 3.13% due 04/15/26[1,3]	3,000,000	3,003,600
CIFC Funding 2015-I Ltd.
2015-1A, 2.47% due 01/22/27[1,3]	3,000,000	3,002,700
Neuberger Berman CLO Ltd.
2012-12X, due 07/25/23[13]	3,000,000	1,925,700
2012-12A, due 07/25/23[3,13]	1,500,000	962,850
KVK CLO Ltd.
2013-1A, due 04/14/25[3,13]	3,800,000	2,691,160
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.73% due 10/25/26[1,3]	2,700,000	2,648,700
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/37[3,5]	2,505,677	2,563,315
RAIT CRE CDO I Ltd.
2006-1X, 0.51% due 11/20/46	2,743,911	2,509,581
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[3,5]	1,881,250	1,930,633
2013-1, 6.35% due 10/15/38[3,5]	403,125	413,203

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 43.1% (continued)
Cerberus Onshore II CLO-2 LLC
2014-1A, 2.98% due 10/15/23[1,3]	$2,250,000	$2,247,300
St. James River CLO Ltd.
2007-1A, 2.59% due 06/11/21[1,3]	2,250,000	2,207,475
Great Lakes CLO Ltd.
2012-1A, 4.37% due 01/15/23[1,3]	1,250,000	1,250,000
2012-1A, due 01/15/23[3,13]	1,000,000	693,900
2014-1A, 3.98% due 04/15/25[1,3]	250,000	250,000
Newstar Commercial Loan Funding LLC
2015-1A, 3.11% due 01/20/27[1,3]	1,000,000	1,002,100
2013-1A, 4.83% due 09/20/23[1,3]	700,000	681,100
2014-1A, 3.87% due 04/20/25[1,3]	500,000	498,700
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.63% due 07/10/17†††,1	1,096,114	1,073,863
2012-CA, 4.75% due 07/10/22[3]	950,000	943,221
Citigroup Commercial Mortgage Trust
2015-GC29, 1.32% due 04/10/48[1]	24,984,987	2,012,415
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 3.96% due 07/20/21[3]	2,000,000	2,006,226
CDGJ Commercial Mortgage Trust
2014-BXCH, 4.44% due 12/15/27[1,3]	2,000,000	2,004,568
Symphony CLO Ltd.
2015-10AR, 3.12% due 07/23/23[1,3]	2,000,000	2,000,800
TICP CLO I Ltd.
2014-1A, 3.28% due 04/26/26[1,3]	2,000,000	1,996,400
CIFC Funding 2015-II Ltd.
2015-2A, 2.32% due 04/15/27[1,3]	2,000,000	1,992,400
ALM VII R Ltd.
2013-7RA, 2.88% due 04/24/24[1,3]	2,000,000	1,986,000
NewStar Clarendon Fund CLO LLC
2015-1A, 3.61% due 01/25/27[1,3]	2,000,000	1,961,400
Duane Street CLO IV Ltd.
2007-4A, 2.53% due 11/14/21[1,3]	2,000,000	1,960,400
Galaxy XIX CLO Ltd.
2015-19A, due 01/24/27[3,13]	2,000,000	1,951,200
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 2.73% due 10/18/25[1,3]	1,000,000	981,500
2014-9A, 3.54% due 10/18/25[1,3]	1,000,000	964,400
STORE Master Funding LLC
2012-1A, 5.77% due 08/20/42[3]	1,823,672	1,918,230
Sound Point CLO IV Ltd.
2013-3A, 2.63% due 01/21/26[1,3]	2,000,000	1,908,000
N-Star Real Estate CDO IX Ltd.
0.50% due 02/01/41[6]	1,941,506	1,897,434
Newstar Trust
2012-2A, 4.53% due 01/20/23[1,3]	1,000,000	1,001,900
2012-2A, 3.52% due 01/20/23[1,3]	750,000	751,425
Westchester CLO Ltd.
2007-1A, 0.72% due 08/01/22[1,3]	1,850,000	1,717,170
ARES XXVI CLO Ltd.
2013-1A, due 04/15/25[3,13]	2,550,000	1,657,245
Gramercy Park CLO Ltd.
2014-1AR, 3.22% due 07/17/23[1,3]	1,600,000	1,600,000
Race Point V CLO Ltd.
2014-5AR, 3.14% due 12/15/22[1,3]	1,100,000	1,100,440
2014-5AR, 4.04% due 12/15/22[1,3]	500,000	499,000
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.76% due 07/25/25[3]	700,000	698,950
2014-1A, 2.88% due 07/25/25[1,3]	500,000	492,700
2014-1A, 3.58% due 07/25/25[1,3]	400,000	386,840
Gramercy Real Estate CDO Ltd.
2007-1A, 0.55% due 08/15/56[1,3]	1,688,034	1,541,513
ACA CLO Ltd.
2007-1A, 1.23% due 06/15/22[1,3]	1,575,000	1,506,015
Oaktree EIF II Series A1 Ltd.
2015-B1A, 2.66% due 02/15/26[1,3]	1,500,000	1,500,000
Adirondack Park CLO Ltd.
2013-1A, 3.25% due 04/15/24[1,3]	1,500,000	1,500,000
MCF CLO I LLC
2013-1A, 3.83% due 04/20/23[1,3]	1,500,000	1,491,000
NYLIM Flatiron CLO Ltd.
2006-1A, 1.75% due 08/08/20[1,3]	1,500,000	1,450,950
ING Investment Management CLO Ltd.
2007-4A, 2.48% due 06/14/22[1,3]	1,500,000	1,449,450

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 43.1% (continued)
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[3]	$1,397,709	$1,395,333
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	1,264,207	1,370,725
Structured Asset Investment Loan Trust
2005-2, 0.92% due 03/25/35[1]	1,373,500	1,280,241
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.45% due 04/25/36[1]	1,400,000	1,279,604
Dryden XXIII Senior Loan Fund
2014-23RA, 3.23% due 07/17/23[1,3]	1,250,000	1,256,250
COA Summit CLO Ltd.
2014-1A, 3.08% due 04/20/23[1,3]	1,250,000	1,250,000
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3,5]	1,260,842	1,246,216
Venture XIV CLO Ltd.
2013-14A, 3.04% due 08/28/25[1,3]	1,250,000	1,226,375
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.71% due 11/21/40[1,3]	1,250,000	1,196,875
Acis CLO Ltd.
2013-1A, 3.23% due 04/18/24[1,3]	800,000	793,520
2013-2A, 3.49% due 10/14/22[1,3]	375,000	370,463
Telos Clo Ltd.
2007-2A, 2.48% due 04/15/22[1,3]	1,100,000	1,061,280
ALM XIV Ltd.
2014-14A, 3.23% due 07/28/26[1,3]	750,000	750,375
2014-14A, 3.72% due 07/28/26[1,3]	300,000	288,090
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.77% due 04/28/26[1,3]	650,000	642,330
2014-3A, 3.52% due 04/28/26[1,3]	400,000	389,640
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.27% due 12/20/18[1,3]	1,036,000	1,029,888
Drug Royalty II Limited Partnership 2
2014-1, 3.08% due 07/15/23[1,3]	997,355	1,010,764
Neuberger Berman CLO XVIII Ltd.
2014-18A, 3.43% due 11/14/25[1,3]	1,000,000	1,001,800
Symphony CLO XV Ltd.
2014-15A, 3.47% due 10/17/26[1,3]	1,000,000	1,001,300
Ares XXIII CLO Ltd.
2014-1AR, 3.48% due 04/19/23[1,3]	1,000,000	1,000,100
Catamaran CLO Ltd.
2015-1A, 3.36% due 04/22/27[1,3]	1,000,000	996,500
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.23% due 10/20/21[1,3]	1,000,000	996,500
Gallatin CLO VII Ltd.
2014-1A, 3.15% due 07/15/23[1,3]	1,000,000	995,400
NXT Capital CLO LLC
2015-1A, 3.93% due 04/21/27[1,3]	1,000,000	994,800
Limerock CLO II Ltd.
2014-2A, 3.13% due 04/18/26[1,3]	1,000,000	990,500
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.73% due 10/20/25[1,3]	1,000,000	990,100
Flagship CLO VI
2007-1A, 2.68% due 06/10/21[1,3]	1,000,000	981,700
Churchill Financial Cayman Ltd.
2007-1A, 2.87% due 07/10/19[1,3]	1,000,000	980,000
San Gabriel CLO Ltd.
2007-1A, 2.53% due 09/10/21[1,3]	1,000,000	979,400
Highbridge Loan Management Ltd.
2013-2A, 3.98% due 10/20/24[1,3]	1,000,000	971,200
Lime Street CLO Corp.
2007-1A, 2.78% due 06/20/21[1,3]	1,000,000	970,400
WhiteHorse IV Ltd.
2007-4A, 1.73% due 01/17/20[1,3]	1,000,000	965,500
Carlyle Global Market Strategies CLO Ltd.
2014-2AR, 4.17% due 07/20/23[1,3]	750,000	750,000
2012-3A, due 10/04/24[3,13]	250,000	209,125
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[3,13]	1,200,000	936,240
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.46% due 07/09/17[1]	936,000	910,354
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[3,13]	1,000,000	786,800

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 43.1% (continued)
Finn Square CLO Ltd.
2012-1A, due 12/24/23[3,13]	$1,000,000	$776,600
Central Park CLO Ltd.
2011-1A, 3.48% due 07/23/22[1,3]	750,000	744,600
Venture XII CLO Ltd.
2013-12A, 3.14% due 02/28/24[1,3]	750,000	744,450
CIFC Funding 2012-I Ltd.
2014-1AR, 3.35% due 08/14/24[1,3]	750,000	743,775
GSAMP Trust
2005-HE6, 0.63% due 11/25/35[1]	800,000	743,554
Grayson CLO Ltd.
2006-1A, 0.69% due 11/01/21[1,3]	750,000	691,725
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.53% due 02/01/23[1,3]	650,000	650,000
Saxon Asset Securities Trust
2005-4, 0.63% due 11/25/37[1]	750,000	648,431
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.43% due 07/28/26[1,3]	600,000	598,620
Highland Park CDO I Ltd.
2006-1A, 0.59% due 11/25/51[1,3]	589,152	566,352
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.49% due 11/14/33[1,3]	633,821	538,748
GoldenTree Credit Opportunities 2012-1 Financing Ltd.
2012-1A, 4.29% due 09/15/24[1,3]	500,000	502,000
OZLM Funding V Ltd.
2013-5A, 3.27% due 01/17/26[1,3]	500,000	500,150
KKR CLO Trust
2012-1A, 3.48% due 12/15/24[1,3]	500,000	500,050
DIVCORE CLO Ltd.
2013-1A B, 4.08% due 11/15/32	500,000	498,900
CIFC Funding 2014 Ltd.
2014-1A, 3.08% due 04/18/25[1,3]	500,000	493,250
AMMC CLO XIV Ltd.
2014-14A, 3.08% due 07/27/26[1,3]	500,000	490,850
Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.78% due 04/25/26[1,3]	500,000	489,350
Ares XXV CLO Ltd.
2013-3A, due 01/17/24[3,13]	750,000	489,225
ColumbusNova CLO Ltd.
2007-1A, 1.63% due 05/16/19[1,3]	500,000	486,900
NewStar Commercial Loan Trust
2007-1A, 1.58% due 09/30/22[1,3]	500,000	475,200
Westwood CDO I Ltd.
2007-1A, 0.95% due 03/25/21[1,3]	500,000	472,800
MCF CLO IV LLC
2014-1A, 6.17% due 10/15/25[1,3]	500,000	454,350
ICE EM CLO
2007-1A, 0.98% due 08/15/22[1,3]	465,358	453,863
AABS Ltd.
4.87% due 01/15/38	424,479	431,908
Copper River CLO Ltd.
2007-1A, due 01/20/21[1,3,13]	1,500,000	425,700
Golub Capital Partners CLO 17 Ltd.
2013-17A, 4.11% due 10/25/25[1,3]	400,000	398,520
ALM VII R-2 Ltd.
2013-7R2A, 2.87% due 04/24/24[1,3]	400,000	397,200
Northwind Holdings LLC
2007-1A, 1.06% due 12/01/37[1,3]	376,250	342,388
Airplanes Pass Through Trust
2001-1A, 0.74% due 03/15/19[1,3]	760,446	306,079
TICP CLO II Ltd.
2014-2A, 3.28% due 07/20/26[1,3]	250,000	249,550
Eastland CLO Ltd.
2007-1A, 0.68% due 05/01/22[1,3]	250,000	235,900
Aerco Ltd.
2000-2A, 1.13% due 07/15/25[1]	469,487	188,734
Cerberus Offshore Levered I, LP
2012-1A, 6.29% due 11/30/18[1,3]	144,344	144,359
First Franklin Mortgage Loan Trust
2006-FF1, 0.53% due 01/25/36[1]	150,000	132,763
Drug Royalty Limited Partnership 1
2012-1, 5.53% due 07/15/24[1,3]	83,846	86,656
Salus CLO 2012-1 Ltd.
2013-1A, 5.78% due 03/05/21[1,3]	29,926	30,929
Marathon CLO II Ltd.
2005-2A, due 12/20/19[3,13]	250,000	8,925

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 43.1% (continued)
BlackRock Senior Income Series Corp.
2004-1X, due 09/15/16†††,13	$500,000	$–
Total Asset Backed Securities
(Cost $710,166,501)		709,046,555

CORPORATE BONDS††,11- 19.1%
Financial - 12.5%
Citigroup, Inc.
5.80% due 11/29/49[1,2,7]	9,200,000	9,223,000
5.95% due 12/31/49[1,2]	6,855,000	6,616,446
5.87% due 12/31/49[1,2]	5,685,000	5,697,507
5.95% due 12/29/49[1,2]	5,000,000	4,925,000
6.30% due 12/29/49[1,2]	2,375,000	2,318,594
5.38% due 08/09/20	500,000	559,011
3.75% due 06/16/24	200,000	201,185
Bank of America Corp.
6.25% due 09/29/49[1,2,7]	11,550,000	11,499,526
6.10% due 03/12/49[1,2]	8,900,000	8,788,750
5.12% due 12/29/49[1,2,7]	4,350,000	4,261,913
EPR Properties
5.75% due 08/15/22[7]	10,115,000	10,847,011
5.25% due 07/15/23[7]	4,400,000	4,611,284
4.50% due 04/01/25[7]	2,250,000	2,209,550
JPMorgan Chase & Co.
5.00% due 12/29/49[1,2,7]	9,750,000	9,542,812
5.30% due 12/31/49[1,2]	7,000,000	6,948,200
4.50% due 01/24/22	380,000	407,236
3.20% due 01/25/23	270,000	264,811
Deutsche Bank AG
4.50% due 04/01/25[7]	13,750,000	13,090,150
Teachers Insurance & Annuity Association of America
4.90% due 09/15/44[3,7]	11,050,000	11,268,358
4.38% due 09/15/54[1,3]	1,300,000	1,306,694
HSBC Holdings plc
6.37% due 03/30/49[1,2,7]	8,000,000	8,040,000
5.63% due 12/29/49[1,2]	2,200,000	2,202,750
6.37% due 12/29/49[1,2]	800,000	802,000
SunTrust Banks, Inc.
5.63% due 12/29/49[1,2,7]	9,900,000	9,961,875
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49	8,725,000	8,911,715
Goldman Sachs Group, Inc.
5.38% due 12/31/49[1,2]	8,000,000	7,903,200
5.75% due 01/24/22	360,000	409,489
3.63% due 01/22/23	220,000	218,612
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22[7]	6,500,000	6,621,875
6.00% due 08/01/20	591,000	610,208
Morgan Stanley
5.55% due 12/31/49[1,2]	5,250,000	5,211,938
6.25% due 08/09/26	400,000	479,514
7.30% due 05/13/19	340,000	400,003
Citizens Financial Group, Inc.
5.50% due 12/31/49[1,2,3,7]	5,000,000	4,859,375
Fort Benning Family Communities LLC
0.54% due 01/15/36†††,1,3,7	6,000,000	4,705,800
Fifth Third Bancorp
4.90% due 12/29/49[1,2]	2,000,000	1,906,600
5.10% due 06/30/23[1,2]	1,500,000	1,406,250
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[1,3]	3,150,000	3,173,625
Wintrust Financial Corp.
5.00% due 06/13/24	2,700,000	2,754,227
Itau Unibanco Holding S.A./Cayman Island
5.13% due 05/13/23[3]	2,650,000	2,586,400
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	2,300,000	2,494,822
AmTrust Financial Services, Inc.
6.12% due 08/15/23[6]	2,000,000	2,077,660
Customers Bank
6.12% due 06/26/29[1,3]	2,000,000	2,055,000
Cadence Bank North America
6.25% due 06/28/29[1,12]	1,200,000	1,227,000
Fort Knox Military Housing Privatization Project
0.53% due 02/15/52†††,1,3	1,785,744	1,109,125
Pacific Northwest Communities LLC
5.91% due 06/15/50[3]	1,000,000	1,043,940
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[3]	1,061,650	1,033,930
Univest Corporation of Pennsylvania
5.10% due 03/30/25[1,6]	1,000,000	1,005,000
Wilton Re Finance LLC
5.87% due 03/30/33[1,3]	925,000	959,996
First Niagara Financial Group, Inc.
6.75% due 03/19/20	700,000	770,057
ACC Group Housing LLC
6.35% due 07/15/54†††,3	625,000	623,688
Tri-Command Military Housing LLC
5.38% due 02/15/48[3]	562,305	505,338
CIC Receivables Master Trust
4.89% due 10/07/21†††	500,000	505,050
First American Financial Corp.
4.30% due 02/01/23	500,000	495,481
American Tower Corp.
5.00% due 02/15/24	400,000	422,856
NASDAQ OMX Group, Inc.
5.55% due 01/15/20	360,000	398,484
Principal Financial Group, Inc.
6.05% due 10/15/36	340,000	395,066
Credit Suisse Group Funding Guernsey Ltd.
3.75% due 03/26/25	410,000	394,696

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
CORPORATE BONDS††,11- 19.1% (continued)
Financial - 12.5% (continued)
Voya Financial, Inc.
5.50% due 07/15/22	$350,000	$392,994
Credit Suisse Group AG
6.25% due 12/29/49[1,2,3]	300,000	287,625
Cadence Financial Corp.
4.88% due 06/28/19[12]	250,000	251,875
Credit Suisse USA, Inc.
7.13% due 07/15/32	150,000	194,721
Jackson National Life Insurance Co.
8.15% due 03/15/27[3]	125,000	162,103
Scottrade Financial Services, Inc.
6.12% due 07/11/21[3]	125,000	135,180
Prosight Global Inc.
7.50% due 11/26/20†††,6	100,000	102,780
LCP Dakota Fund
10.00% due 08/17/15[6]	28,800	28,800
Total Financial		206,825,761
Communications - 1.5%
AT&T, Inc.
4.50% due 05/15/35[7]	13,250,000	12,180,553
Time Warner Cable, Inc.
4.50% due 09/15/42[7]	9,700,000	7,912,309
Avaya, Inc.
7.00% due 04/01/19[3]	1,700,000	1,661,750
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	1,500,000	1,650,000
DISH DBS Corp.
5.88% due 11/15/24	800,000	768,500
Time Warner, Inc.
6.50% due 11/15/36	500,000	587,259
Symantec Corp.
4.20% due 09/15/20	500,000	519,321
Baidu, Inc.
4.13% due 06/30/25	400,000	398,331
Vodafone Group plc
7.88% due 02/15/30	300,000	372,207
Total Communications		26,050,230
Consumer, Non-cyclical - 1.1%
Vector Group Ltd.
7.75% due 02/15/21[7]	4,037,000	4,319,589
Bon Secours Charity Health System, Inc.
6.25% due 11/01/35	3,000,000	3,061,221
Tenet Healthcare Corp.
3.79% due 06/15/20[1]	2,500,000	2,521,875
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	1,791,000	1,878,311
Central Garden & Pet Co.
8.25% due 03/01/18	1,728,000	1,769,472
Express Scripts Holding Co.
7.25% due 06/15/19	500,000	589,771
Baxter International, Inc.
6.25% due 12/01/37	400,000	495,958
Anthem, Inc.
6.38% due 06/15/37	400,000	456,590
Reynolds American, Inc.
6.15% due 09/15/43	400,000	429,573
Actavis Funding SCS
2.35% due 03/12/18	400,000	402,112
Boston Scientific Corp.
2.85% due 05/15/20	400,000	397,178
Mylan, Inc.
2.60% due 06/24/18	390,000	392,822
Kraft Foods Group, Inc.
6.88% due 01/26/39	320,000	392,132
Teva Pharmaceutical Finance Company BV
3.65% due 11/10/21	380,000	387,293
Total Consumer, Non-cyclical		17,493,897
Consumer, Cyclical - 0.8%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[3,7]	6,600,000	6,286,500
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
7.38% due 08/01/21	1,618,000	1,727,215
Northern Group Housing LLC
6.80% due 08/15/53[3]	1,200,000	1,352,988
HP Communities LLC
5.62% due 09/15/32[3]	1,000,000	1,001,610
QVC, Inc.
4.38% due 03/15/23	1,000,000	982,869
Petco Animal Supplies, Inc.
9.25% due 12/01/18[3]	600,000	627,000
Hasbro, Inc.
6.35% due 03/15/40	400,000	451,841
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19[6]	51,017	51,910
Total Consumer, Cyclical		12,481,933
Industrial - 0.7%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[3]	2,875,272	2,846,519
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	2,360,000	2,475,050
Trimble Navigation Ltd.
4.75% due 12/01/24[7]	1,700,000	1,702,295
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	1,700,000	1,598,000
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,6	750,000	760,200
Skyway Concession Company LLC
0.66% due 06/30/26[1,3]	750,000	622,500
Xefin Lux SCA
3.73% due 06/01/19	EUR 450,000	502,429

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
CORPORATE BONDS††,11- 19.1% (continued)
Industrial - 0.7% (continued)
CEVA Group plc
7.00% due 03/01/21[3]	$500,000	$482,500
SBM Baleia Azul
5.50% due 09/15/27†††,6	441,350	379,914
Total Industrial		11,369,407
Basic Materials - 0.7%
Yamana Gold, Inc.
4.95% due 07/15/24[7]	6,450,000	6,212,846
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[3]	850,000	796,223
4.45% due 11/15/21[3]	625,000	616,068
TPC Group, Inc.
8.75% due 12/15/20[3]	745,000	689,125
Eldorado Gold Corp.
6.12% due 12/15/20[3]	550,000	544,500
LYB International Finance BV
4.00% due 07/15/23	450,000	460,506
Freeport-McMoRan, Inc.
3.10% due 03/15/20	410,000	404,229
Dow Chemical Co.
8.55% due 05/15/19	320,000	390,155
International Paper Co.
7.30% due 11/15/39	310,000	379,403
Southern Copper Corp.
5.25% due 11/08/42	430,000	373,171
Total Basic Materials		10,866,226
Energy - 0.5%
ContourGlobal Power Holdings S.A.
7.12% due 06/01/19[3,7]	2,650,000	2,775,875
Exterran Holdings, Inc.
7.25% due 12/01/18[7]	1,400,000	1,445,500
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[6]	1,000,000	750,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	850,000	705,500
Unit Corp.
6.63% due 05/15/21	700,000	679,000
Marathon Petroleum Corp.
5.13% due 03/01/21	450,000	494,185
Baker Hughes, Inc.
5.13% due 09/15/40	450,000	484,756
Buckeye Partners, LP
4.88% due 02/01/21	400,000	417,079
Valero Energy Corp.
7.50% due 04/15/32	320,000	389,357
Schahin II Finance Company SPV Ltd.
5.87% due 09/25/22[3]	781,800	312,720
Total Energy		8,453,972
Diversified - 0.5%
HRG Group, Inc.
7.88% due 07/15/19[7]	5,050,000	5,327,750
7.88% due 07/15/19	1,000,000	1,055,000
Opal Acquisition, Inc.
8.87% due 12/15/21[3]	1,895,000	1,847,625
Total Diversified		8,230,375
Utilities - 0.3%
AES Corp.
3.28% due 06/01/19[1,7]	5,000,000	5,000,000
Mortgage Securities - 0.3%
CSAIL Commercial Mortgage Trust
1.12% due 04/15/50[1]	34,954,037	2,337,062
Resource Capital Corporation Ltd.
2.69% due 04/15/32[1,3]	2,000,000	1,990,624
Total Mortgage Securities		4,327,686
Asset Backed - 0.1%
Stripes 2013-1 A1
3.84% due 03/20/23†††	2,039,292	2,024,609
Technology - 0.1%
CDK Global, Inc.
4.50% due 10/15/24[7]	1,150,000	1,151,532
Asset Backed Securities - 0.0%
Covenant Credit Partners CLO I Ltd.
3.20% due 07/20/26[1,3]	350,000	340,060
Total Corporate Bonds
(Cost $320,509,404)		314,615,688

MORTGAGE BACKED SECURITIES†† - 15.9%
LSTAR Securities Investment Trust
2015-5,2.18% due 04/03/17†††,1,3	15,628,247	15,417,266
2015-3,2.19% due 03/01/20[1,3]	13,469,761	13,201,712
2015-4,2.18% due 04/01/20[1,3]	11,227,014	11,101,272
Federal National Mortgage Association
5.00% due 08/13/16	13,600,000	15,004,625
3.00% due 08/13/16	13,600,000	13,487,375
Motel 6 Trust
2015-MTL6,5.27% due 02/05/30[3]	15,000,000	14,864,819
2015-MTL6,4.53% due 02/05/30[3]	10,000,000	9,980,830
LMREC, Inc.
2015-CRE1,1.94% due 02/22/32[1,3]	20,000,000	19,919,999
2015-CRE1,3.69% due 02/22/32[1,3]	2,000,000	1,975,800

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 15.9% (continued)
Capmark Military Housing Trust
2007-AETC,5.74% due 02/10/52†††,3	$8,403,243	$7,736,025
2007-ROBS,6.06% due 10/10/52[3]	4,866,793	4,467,229
RALI Series Trust
2005-QO1,1.66% due 08/25/35[1]	5,523,691	4,682,444
2006-QO10,0.35% due 01/25/37[1]	4,982,242	3,882,511
2007-QO3,0.35% due 03/25/47[1]	3,531,630	2,913,552
Resource Capital Corporation
2015-CRE3,2.59% due 03/15/32[1,3]	4,500,000	4,499,996
2015-CRE3,3.34% due 03/15/32[1,3]	3,000,000	2,999,994
2015-CRE3,4.19% due 03/15/32[1,3]	2,000,000	1,999,994
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA3,0.93% due 04/25/47[1]	8,806,187	7,054,839
2006-AR11,1.08% due 09/25/46[1]	2,505,951	1,906,027
IndyMac INDX Mortgage Loan Trust
2005-AR18,0.97% due 10/25/36[1]	11,177,973	8,747,055
Morgan Stanley Resecuritization Trust
2014-R9,0.32% due 11/26/46[1,3]	9,214,272	8,396,966
Banc of America Funding Trust
2014-R7,0.32% due 09/26/36[1,3]	8,753,430	8,100,425
American Home Mortgage Investment Trust
2006-1,0.47% due 03/25/46[1]	9,788,422	8,100,125
Lehman XS Trust Series
2007-15N,0.44% due 08/25/37[1]	7,386,699	5,903,952
BCAP LLC
2014-RR2,0.45% due 03/26/36[1,3]	6,048,444	5,649,851
Nomura Resecuritization Trust
2015-4R,0.61% due 03/26/36†††,1,3	3,208,355	2,901,636
2015-4R,0.57% due 12/26/36†††,1,3	2,492,040	2,379,898
AJAX Mortgage Loan Trust
2015-A,3.87% due 11/25/54†††,3	4,982,441	4,963,507
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2,0.94% due 04/25/47[1]	5,754,308	4,942,059
Hilton USA Trust
2013-HLT,5.61% due 11/05/18[1,3]	3,000,000	3,040,557
2013-HLT,4.41% due 11/05/30[3]	1,750,000	1,765,185
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR1,0.44% due 02/25/36[1]	3,953,733	2,983,127
2006-AR9,1.00% due 11/25/46[1]	1,386,981	970,354
2006-8,4.79% due 10/25/36[5]	606,140	426,681
Comm 2013-CCRE13 Mortgage Trust
2013-CR13,1.16% due 12/10/23[1]	53,078,115	2,855,283
2013-CR13,3.04% due 12/10/18	450,000	466,762
RFMSI Series Trust
2006-S11,6.00% due 11/25/36	3,368,449	3,146,256
BXHTL Mortgage Trust
3.04% due 05/15/29	2,500,000	2,502,250
Freddie Mac Multifamily Structured Pass Through Certificates
2015-K043,0.68% due 12/25/24[1]	44,970,134	1,962,677
2014-K715,2.86% due 01/25/21	450,000	466,074
Hana Small Business Lending Loan Trust
2014-2014,3.08% due 01/25/40[1,3]	2,380,178	2,345,427
JPMBB Commercial Mortgage Securities Trust
2013-C12,1.00% due 07/15/45[1]	55,328,623	2,042,124
Hyatt Hotel Portfolio Trust
2015-HYT,3.24% due 11/15/29[1,3]	2,000,000	2,008,238
CSMC Trust
2014-SURF,3.29% due 02/15/29[1,3]	2,000,000	1,999,058
Boca Hotel Portfolio Trust
2013-BOCA,3.24% due 08/15/26[1,3]	1,700,000	1,698,995
GS Mortgage Securities Trust
2015-GC28,1.32% due 02/10/48[1]	21,941,942	1,630,111
LSTAR Commercial Mortgage Trust
2011-1,5.43% due 06/25/43[1,3]	1,000,000	1,006,226
2014-2,5.18% due 01/20/41[1,3]	500,000	501,971
BAMLL Commercial Mortgage Securities Trust
2014-ICTS,3.14% due 06/15/28[1,3]	1,500,000	1,492,989
BLCP Hotel Trust
2014-CLRN,2.69% due 08/15/29[1,3]	1,500,000	1,491,983
WFRBS Commercial Mortgage Trust
2013-C12,1.62% due 03/15/48[1,3]	14,627,807	1,092,288

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 15.9% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC6,0.36% due 01/25/37[1]	$1,250,000	$1,046,738
GMAC Commercial Mortgage Asset Corp.
2003-PRES,6.24% due 10/10/41†††,3	957,077	1,015,841
Wells Fargo Commercial Mortgage Trust
2015-NXS1,1.35% due 05/15/48[1]	11,985,074	961,131
Alliance Bancorp Trust
2007-OA1,0.43% due 07/25/37[1]	1,331,863	880,649
Wells Fargo Alternative Loan Trust
2007-PA3,6.25% due 07/25/37	893,241	809,607
Residential Asset Securitization Trust
2006-A12,6.25% due 11/25/36	696,821	509,055
Citigroup Commercial Mortgage Trust
2013-GC15,4.37% due 09/10/46[1]	380,000	414,082
GS Mortgage Securities Corporation II
2013-GC10,2.94% due 02/10/46	225,000	223,683
BAMLL-DB Trust
2012-OSI,5.81% due 04/13/29[3]	200,000	209,702
Total Mortgage Backed Securities
(Cost $263,469,705)		261,146,887

COLLATERALIZED MORTGAGE OBLIGATION†† - 7.6%
LSTAR Securities Investment Trust
2015-2,2.18% due 01/01/20[1,3]	15,206,793	15,016,708
2014-1,3.28% due 09/01/21[1,3]	13,473,471	13,476,166
2015-1,2.18% due 01/01/20[1,3]	11,638,145	11,444,952
Banc of America Funding Ltd.
2013-R1,0.38% due 11/03/41[1,3]	18,161,057	17,035,072
CSMC Series
2014-ICE,2.34% due 04/15/27[1,3]	14,050,000	13,984,752
2014-6R,0.36% due 09/27/36[1,3]	1,305,239	1,240,040
HarborView Mortgage Loan Trust
2006-14,0.34% due 01/25/47[1]	12,036,413	9,303,738
2006-12,0.38% due 01/19/38[1]	3,834,814	3,233,638
American Home Mortgage Assets Trust
2007-1,0.86% due 02/25/47[1]	14,181,133	8,804,512
Morgan Stanley Capital I Trust
2015-XLF1,2.39% due 08/13/19[1,3]	7,600,000	7,600,585
COMM 2014-KYO Mortgage Trust
2014-KYO,2.54% due 06/11/27[1,3]	6,000,000	5,984,952
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/46[1,3]	4,928,332	4,767,176
Luminent Mortgage Trust
2006-2,0.39% due 02/25/46[1]	6,262,896	4,618,040
American Home Mortgage Investment Trust
2006-1,0.59% due 03/25/46[1]	4,391,195	3,663,776
Alternative Loan Trust
2003-18CB,5.25% due 09/25/33	1,711,057	1,777,152
Chase Mortgage Finance Trust Series
2006-S3,6.00% due 11/25/36	966,190	836,997
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-8,4.79% due 10/25/36[5]	819,154	638,911
Morgan Stanley Re-REMIC Trust
2010-R5,0.51% due 06/26/36[1,3]	606,061	451,988
Structured Asset Mortgage Investments II Trust
2006-AR1,0.42% due 02/25/36[1]	523,599	446,179
Nomura Resecuritization Trust
2012-1R,0.63% due 08/27/47[1,3]	414,758	383,651
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.27% due 02/25/47[1]	339,186	323,125
Total Collateralized Mortgage Obligation
(Cost $125,501,914)		125,032,110

U.S. GOVERNMENT SECURITIES†† - 7.5%
U.S. Treasury Notes
2.13% due 05/15/25[7]	57,580,000	56,536,363
2.00% due 02/15/25[7]	10,470,000	10,172,254
1.38% due 12/31/18	1,800,000	1,810,265
3.13% due 05/15/19	1,000,000	1,067,109
2.88% due 03/31/18	1,000,000	1,052,656
2.38% due 06/30/18	800,000	832,062
2.75% due 02/28/18	500,000	524,375
2.38% due 05/31/18	500,000	520,117
1.38% due 09/30/18	500,000	504,141
1.25% due 10/31/18	400,000	401,375
Total U.S. Treasury Notes		73,420,717
U.S. Treasury Bonds
0.00% due 11/15/44[8]	76,731,000	29,637,656
8.00% due 11/15/21	9,350,000	12,762,750
4.38% due 05/15/40	2,070,000	2,548,849
8.13% due 05/15/21	1,500,000	2,024,766
3.88% due 08/15/40	1,350,000	1,541,742

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
U.S. GOVERNMENT SECURITIES†† - 7.5% (continued)
8.75% due 08/15/20	$500,000	$674,375
Total U.S. Treasury Bonds		49,190,138
Total U.S. Government Securities
(Cost $124,832,359)		122,610,855

MUNICIPAL BONDS††- 5.4%
New Jersey - 1.2%
New Jersey Transportation Trust Fund Authority Revenue Bonds
0.00% due 12/15/30[7,8]	14,335,000	6,647,139
0.00% due 12/15/32[7,8]	11,750,000	5,046,507
New Jersey Economic Development Authority Revenue Bonds
7.43% due 02/15/29[7]	6,475,000	7,402,025
Total New Jersey		19,095,671
Texas - 1.0%
Harris County-Houston Sports Authority Revenue Bonds
0.00% due 11/15/46[8]	15,315,000	3,300,536
0.00% due 11/15/42[8]	6,315,000	1,685,410
0.00% due 11/15/48[8]	7,965,000	1,557,158
0.00% due 11/15/44[8]	5,950,000	1,420,563
Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds
7.09% due 01/01/42[7]	6,100,000	7,670,445
Total Texas		15,634,112
Illinois - 1.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38[7]	5,350,000	5,096,249
6.90% due 03/01/35	1,600,000	1,707,056
6.63% due 02/01/35	500,000	520,575
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42	3,230,000	2,669,369
6.05% due 01/01/29	500,000	477,570
6.31% due 01/01/44	300,000	266,118
5.00% due 01/01/27	200,000	206,006
0.00% due 01/01/30[8]	310,000	141,729
County of Cook Illinois General Obligation Unlimited
6.23% due 11/15/34	2,300,000	2,329,578
Chicago Transit Authority Revenue Bonds
6.20% due 12/01/40	1,000,000	1,083,700
Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds
6.90% due 01/01/40	260,000	301,093
Total Illinois		14,799,043
Puerto Rico - 0.7%
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.25% due 07/01/35[6]	1,250,000	1,201,825
4.95% due 07/01/26[6]	850,000	837,259
5.50% due 07/01/28[6]	800,000	783,936
5.00% due 07/01/29[6]	765,000	725,480
Commonwealth of Puerto Rico General Obligation Unlimited
5.00% due 07/01/31[6]	1,500,000	1,425,300
5.13% due 07/01/30[6]	1,035,000	993,548
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth Revenue Bonds
5.00% due 07/01/33[6]	2,035,000	1,938,419
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.13% due 07/01/47[6]	2,000,000	1,867,460
Puerto Rico Electric Power Authority Revenue Bonds
0.71% due 07/01/29[1,6]	1,060,000	776,302
5.00% due 07/01/24[6]	400,000	382,880
Puerto Rico Municipal Finance Agency General Obligation Unlimited
5.00% due 08/01/27[6]	550,000	520,949
Total Puerto Rico		11,453,358
California - 0.6%
San Marcos Unified School District General Obligation Unlimited
0.00% due 08/01/47[8]	13,100,000	2,969,115
Antelope Valley Community College District General Obligation Unlimited
0.00% due 08/01/34[8]	5,600,000	2,368,408
Chaffey Joint Union High School District General Obligation Unlimited
0.00% due 08/01/37[8]	6,000,000	2,231,940
Stockton Unified School District General Obligation Unlimited
0.00% due 08/01/36[8]	1,950,000	790,940
0.00% due 08/01/35[8]	1,265,000	537,587
San Francisco City & County Redevelopment Agency Tax Allocation
4.87% due 08/01/35	500,000	491,505

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
MUNICIPAL BONDS††- 5.4% (continued)
California - 0.6% (continued)
Inland Valley Development Agency Tax Allocation
5.50% due 03/01/33	$400,000	$422,608
Total California		9,812,103
Michigan - 0.4%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39[7]	4,900,000	5,890,975
Florida - 0.3%
County of Miami-Dade Florida Revenue Bonds
0.00% due 10/01/45[8]	13,000,000	2,898,480
0.00% due 10/01/42[8]	10,000,000	2,544,000
Total Florida		5,442,480
New York - 0.2%
Port Authority of New York & New Jersey Revenue Bonds
4.82% due 06/01/45	1,750,000	1,733,655
Port Auth NY & NJ-182, 5.31% - 2046
5.31% due 08/01/46	1,500,000	1,588,680
Total New York		3,322,335
Alabama - 0.0%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
0.00% due 10/01/36[8]	2,350,000	714,941
0.00% due 10/01/34[8]	1,800,000	626,382
0.00% due 10/01/35[8]	1,375,000	446,490
0.00% due 10/01/31[8]	725,000	316,579
0.00% due 10/01/32[8]	720,000	290,894
Total Alabama		2,395,286
Connecticut - 0.0%
Town of Hamden Connecticut General Obligation Unlimited
5.20% due 08/15/44	750,000	735,938
Massachusetts - 0.0%
Massachusetts Housing Finance Agency Revenue Bonds
4.51% due 12/01/40	400,000	376,532
Total Municipal Bonds
(Cost $93,349,461)		88,957,833

SENIOR FLOATING RATE INTERESTS††,1- 4.9%
Communications - 1.0%
Avaya, Inc.
6.25% due 05/29/20	4,808,283	4,641,724
6.50% due 03/30/18	922,377	916,741
Univision Communications, Inc.
4.00% due 02/28/20	2,785,328	2,760,455
Internet Brands
4.75% due 07/08/21	2,582,454	2,575,197
Light Tower Fiber LLC
4.00% due 04/13/20	1,585,909	1,575,505
Proquest LLC
5.25% due 10/24/21	1,377,500	1,380,090
EMI Music Publishing
3.75% due 06/29/18	1,250,000	1,247,188
Ziggo BV
3.50% due 01/14/22	1,000,000	987,000
Interactive Data Corp.
4.75% due 04/30/21	396,000	396,990
Total Communications		16,480,890
Technology - 0.8%
Informatica Corp.
4.50% due 06/03/22	3,000,000	2,991,570
Epicor Software
4.75% due 06/01/22	3,000,000	2,989,290
TIBCO Software, Inc.
6.50% due 12/04/20	1,995,000	1,991,888
Advanced Computer Software
10.50% due 01/31/23	2,000,000	1,940,000
Deltek, Inc.
5.00% due 06/25/22	1,651,631	1,651,750
Micro Focus International plc
5.25% due 11/19/21	761,765	762,443
EIG Investors Corp.
5.00% due 11/08/19	635,448	632,271
First Data Corp.
3.69% due 09/24/18	200,000	199,286
Aspect Software, Inc.
7.25% due 05/09/16	15,994	15,794
Total Technology		13,174,292
Consumer, Cyclical - 0.8%
Party City Holdings, Inc.
4.00% due 07/26/19	2,294,192	2,288,823
Warner Music Group
3.75% due 07/01/20	2,088,865	2,055,255
Equinox Fitness
5.00% due 01/31/20	1,691,457	1,697,800
Eyemart Express
5.00% due 12/17/21	1,496,250	1,503,731
Mattress Firm
5.00% due 10/20/21	1,243,750	1,251,001
BBB Industries, LLC
6.00% due 11/03/21	997,500	1,002,488
1-800 Contacts, Inc.
4.25% due 01/29/21	738,358	736,054
ServiceMaster Co.
4.25% due 07/01/21	694,750	694,208
Neiman Marcus Group, Inc.
4.25% due 10/25/20	592,500	588,430
Sears Holdings Corp.
5.50% due 06/29/18	496,723	489,272
Compucom Systems, Inc.
4.25% due 05/11/20	294,660	272,561
Container Store, Inc.
4.25% due 04/06/19	259,154	254,619
Capital Automotive LP
6.00% due 04/30/20	140,000	141,968

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1- 4.9% (continued)
Consumer, Cyclical - 0.8% (continued)
Navistar, Inc.
5.75% due 08/17/17	$62,500	$62,539
Total Consumer, Cyclical		13,038,749
Consumer, Non-cyclical - 0.7%
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21	7,032,375	7,059,379
One Call Medical, Inc.
5.00% due 11/27/20	1,686,503	1,658,052
Grocery Outlet, Inc.
4.75% due 10/21/21	995,000	994,990
Siemens Audiology Solutions
5.50% due 01/17/22	399,000	398,501
Performance Food Group
6.25% due 11/14/19	346,594	347,027
Sage Products, Inc.
4.25% due 12/13/19	287,122	287,409
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	120,553	119,649
Total Consumer, Non-cyclical		10,865,007
Industrial - 0.7%
Travelport Holdings LLC
5.75% due 09/02/21	7,213,750	7,221,468
Brickman Group Holdings, Inc.
4.00% due 12/18/20	892,972	886,275
Hardware Holdings LLC
6.75% due 03/30/20[6]	843,625	820,425
CareCore National LLC
5.50% due 03/05/21	595,477	596,472
Univision Communications, Inc.
4.00% due 03/01/20	497,360	493,277
Sabre, Inc.
4.00% due 02/19/19	368,870	368,025
Wencor Group
4.50% due 06/18/21	297,813	294,650
Thermasys Corp.
5.25% due 05/03/19	95,625	95,346
Total Industrial		10,775,938
Basic Materials - 0.5%
Fortescue Metals Group Ltd.
3.75% due 06/28/19	9,043,425	8,011,660
Platform Specialty Products
4.75% due 06/05/20	497,500	499,097
Total Basic Materials		8,510,757
Financial - 0.4%
Corporate Capital Trust
4.00% due 05/20/19	4,569,364	4,569,363
National Financial Partners Corp.
4.50% due 07/01/20	1,214,461	1,211,048
Hyperion Insurance
5.50% due 04/29/22	997,500	999,994
First Data Corp.
3.69% due 03/23/18	320,000	318,685
American Stock Transfer & Trust
5.75% due 06/26/20	239,759	238,062
Total Financial		7,337,152
Total Senior Floating Rate Interests
(Cost $80,220,051)		80,182,785

FOREIGN GOVERNMENT BONDS†† - 1.5%
Kenya Government International Bond
6.87% due 06/24/24[3,7]	10,100,000	10,247,258
Dominican Republic International Bond
6.85% due 01/27/45[3]	8,100,000	8,262,000
Mexico Government International Bond
4.60% due 01/23/46[7]	7,100,000	6,567,500
Commonwealth of the Bahamas
6.95% due 11/20/29[3]	110,000	129,525
Total Foreign Government Bonds
(Cost $26,038,821)		25,206,283

FEDERAL AGENCY BONDS†† - 0.3%
Freddie Mac[9]
2.38% due 01/13/22	5,000,000	5,062,350
Total Federal Agency Bonds
(Cost $5,125,650)		5,062,350

REPURCHASE AGREEMENT††,6,10 - 2.6%
Jefferies & Company, Inc. issued 06/10/15 at 3.19% due 07/15/15	14,708,000	14,708,000
Jefferies & Company, Inc. issued 06/25/15 at 3.19% due 07/30/15	8,342,000	8,342,000
Jefferies & Company, Inc. issued 06/10/15 at 3.18% due 07/15/15	6,145,000	6,145,000
Jefferies & Company, Inc. issued 06/09/15 at 3.18% due 07/09/15	5,817,000	5,817,000
Jefferies & Company, Inc. issued 06/26/15 at 1.69% due 08/10/15	4,002,000	4,002,000
Jefferies & Company, Inc. issued 06/29/15 at 2.69% due 08/04/15	2,172,000	2,172,000
Jefferies & Company, Inc. issued 06/26/15 at 3.19% due 08/04/15	875,000	875,000
Total Repurchase Agreement
(Cost $42,061,000)		42,061,000

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Contracts	Value
OPTIONS PURCHASED† - 0.1%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring September 2015 with strike price of $128.00	10,390	$779,250
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $109.00	15,000	300,000
Total Options Purchased
(Cost $4,175,730)		$1,079,250
Total Investments - 113.4%
(Cost $1,884,231,600)		$1,863,043,817

	Contracts	Value
OPTIONS WRITTEN† - 0.0%
Call options on:
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $111.00	15,000	(300,000)
iShares 20+ Year Treasury Bond ETF Expiring September 2015 with strike price of $133.00	10,390	(342,870)
Total Options Written
(Premiums received $1,847,760)		(642,870)
Other Assets & Liabilities, net - (13.4)%		(220,481,687)
Total Net Assets - 100.0%		$1,641,919,260

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Pay	3-Month USD-LIBOR	2.06%	12/24/21	$23,000,000	$16,100	$16,100
Bank of America Merrill Lynch	Pay	3-Month USD-LIBOR	2.29%	12/24/24	$3,000,000	$(29,700)	$(29,700)
Bank of America Merrill Lynch	Pay	3-Month USD-LIBOR	2.23%	03/13/25	$6,000,000	$(102,600)	$(102,600)
							$(116,200)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2015	Net Unrealized Appreciation
BNY Mellon	1,750,000	EUR	07/08/15	$1,969,756	$1,951,651	$18,105
						$18,105

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[2]	Perpetual maturity.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $946,584,526 (cost $950,398,737), or 57.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Affiliated issuer — See Note 6.
[5]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[6]	Illiquid security.
[7]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[8]	Zero coupon rate security.
[9]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[10]	Repurchase Agreement — See Note 8.
[11]	The face amount is denominated in U.S. Dollars unless otherwise noted.
[12]
Security is a 144A or Section 4(a)(2) security.  These securities are considered illiquid and restricted under guidelines established by the Board of Trustees.  The total market value of 144A or Section 4(a)(2) securities is $4,490,575 (cost $4,450,000), or 0.3% of total net assets — See Note 7.

[13]	Residual interest.
plc — Public Limited Company REIT — Real Estate Investment Trust See Sector Classification in Other Information section.

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 98.5%
Consumer, Non-cyclical - 26.2%
Johnson & Johnson	18,100	$1,764,026
Roche Holding AG	5,500	1,541,292
Pfizer, Inc.	45,000	1,508,850
Merck & Company, Inc.	24,600	1,400,478
Eli Lilly & Co.	16,500	1,377,585
Altria Group, Inc.	25,100	1,227,641
GlaxoSmithKline plc	58,900	1,223,998
Reynolds American, Inc.	15,600	1,164,696
Baxter International, Inc.	16,100	1,125,873
Anthem, Inc.	6,800	1,116,152
Kimberly-Clark Corp.	10,200	1,080,894
Procter & Gamble Co.	13,800	1,079,712
Cardinal Health, Inc.	12,800	1,070,720
Clorox Co.	9,400	977,788
Wesfarmers Ltd.	30,900	930,397
Philip Morris International, Inc.	10,900	873,853
Automatic Data Processing, Inc.	9,800	786,254
Dr Pepper Snapple Group, Inc.	10,400	758,160
Novartis AG	7,100	699,801
Woolworths Ltd.	25,300	526,201
Hutchison Port Holdings Trust — Class U	730,100	459,963
Singapore Press Holdings Ltd.*	151,600	459,234
Omnicare, Inc.	4,700	442,975
AmerisourceBergen Corp. — Class A	3,200	340,288
Nestle S.A.	4,700	339,330
Patterson Companies, Inc.	5,900	287,035
PepsiCo, Inc.	2,500	233,350
Sysco Corp.	6,100	220,210
Transurban Group	15,400	110,488
Total Consumer, Non-cyclical		25,127,244
Financial - 24.7%
Zurich Insurance Group AG*	3,600	1,095,868
HCP, Inc.	27,200	991,984
Swedbank AB — Class A	41,400	965,464
Boston Properties, Inc.	7,800	944,112
Host Hotels & Resorts, Inc.	47,100	933,993
Wells Fargo & Co.	16,000	899,840
HSBC Holdings plc*	90,900	814,158
Digital Realty Trust, Inc.	11,900	793,492
Annaly Capital Management, Inc.	84,400	775,636
CME Group, Inc. — Class A	8,000	744,480
National Australia Bank Ltd. ADR	28,200	724,661
T. Rowe Price Group, Inc.	9,100	707,343
New York Community Bancorp, Inc.	36,200	665,356
Nordea Bank AB	51,800	646,181
Daito Trust Construction Company Ltd.	6,200	642,314
Allianz AG	3,800	591,916
ASX Ltd.	18,900	581,763
American Capital Agency Corp.	31,500	578,655
Hannover Rueck SE	5,900	570,955
Stockland	174,800	552,887
Hang Seng Bank Ltd.	27,900	545,297
Insurance Australia Group Ltd.	125,300	539,382
Lend Lease Group*	45,100	522,934
People's United Financial, Inc.	31,600	512,236
U.S. Bancorp	11,700	507,780
Aviva plc	63,018	487,587
Simon Property Group, Inc.	2,800	484,456
Iron Mountain, Inc.	15,500	480,500
Federation Centres	211,958	477,468
Government Properties Trust, Inc.*	138,100	455,983
Gjensidige Forsikring ASA	27,400	441,816
First Capital Realty, Inc.	29,600	423,751
H&R Real Estate Investment Trust	23,200	416,833
DBS Group Holdings Ltd.	24,300	373,285
Bendigo & Adelaide Bank Ltd.	38,700	366,027
Suncorp Group Ltd.	35,200	364,695
JPMorgan Chase & Co.	4,900	332,024
ACE Ltd.	3,000	305,040
Admiral Group plc	11,500	250,456
CK Hutchison Holdings Ltd.	11,516	169,216
Total Financial		23,677,824
Consumer, Cyclical - 13.4%
McDonald's Corp.	13,300	1,264,431
LVMH Moet Hennessy Louis Vuitton SE	7,100	1,244,093
Sumitomo Corp.	97,400	1,133,197
Costco Wholesale Corp.	7,900	1,066,974
Mitsui & Company Ltd.	75,600	1,026,880
Wal-Mart Stores, Inc.	14,000	993,020
ITOCHU Corp.	61,100	807,212
Marubeni Corp.	136,900	785,529
Mitsubishi Corp.	31,900	701,620
Toyota Motor Corp.	10,200	683,611
Persimmon plc*	16,600	515,163
Compass Group plc	29,000	479,840
InterContinental Hotels Group plc	11,900	479,628
Lawson, Inc.	7,000	479,268
Sankyo Company Ltd.	13,500	478,145
Next plc*	4,000	467,945
Wynn Resorts Ltd.	1,900	187,473
Total Consumer, Cyclical		12,794,029
Communications - 12.1%
AT&T, Inc.	42,300	1,502,497
Verizon Communications, Inc.	31,700	1,477,537
CenturyLink, Inc.	31,000	910,780
TeliaSonera AB	150,300	885,058
Singapore Telecommunications Ltd.	266,700	833,641
Telstra Corp., Ltd.	172,700	818,035
Elisa Oyj	16,800	532,557
PCCW Ltd.	887,600	530,168
Ys NTT DOCOMO, Inc.	26,800	513,250
BCE, Inc.	12,000	509,800
Bezeq The Israeli Telecommunication Corporation Ltd.	271,100	461,829
Vivendi S.A.*	18,000	454,089
StarHub Ltd.	153,200	449,294

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Communications - 12.1% (continued)
Proximus	11,012	$388,861
Spark New Zealand Ltd.	191,300	362,338
Motorola Solutions, Inc.	4,800	275,232
TDC A/S	35,000	256,674
SES S.A.	7,100	238,567
Tele2 AB — Class B	14,800	172,125
Total Communications		11,572,332
Utilities - 11.1%
Duke Energy Corp.	15,300	1,080,486
Southern Co.	25,400	1,064,260
Dominion Resources, Inc.	15,600	1,043,172
PPL Corp.	33,100	975,457
CLP Holdings Ltd.	110,200	936,878
CenterPoint Energy, Inc.	36,500	694,595
AGL Energy Ltd.	49,500	593,809
GDF Suez	30,600	567,747
SSE plc	23,300	562,363
Enagas S.A.	16,800	456,973
TransAlta Corp.	52,000	403,023
Consolidated Edison, Inc.	6,100	353,068
American Electric Power Company, Inc.	6,300	333,711
SCANA Corp.	6,100	308,965
Ameren Corp.	8,100	305,208
NiSource, Inc.	6,100	278,099
Sempra Energy	2,600	257,244
DTE Energy Co.	3,000	223,920
Entergy Corp.	2,100	148,050
Total Utilities		10,587,028
Technology - 5.1%
International Business Machines Corp.	8,000	1,301,280
Apple, Inc.	9,600	1,204,080
Canon, Inc.	32,200	1,047,727
Accenture plc — Class A	7,700	745,206
Paychex, Inc.	7,000	328,160
Microsoft Corp.	6,600	291,390
Total Technology		4,917,843
Industrial - 4.5%
TransDigm Group, Inc.*	5,000	1,123,350
Lockheed Martin Corp.	4,600	855,140
AP Moeller - Maersk A/S — Class A	450	790,219
Waste Management, Inc.	14,400	667,440
Melrose Industries plc	103,442	402,130
Schneider Electric S.A.	5,600	386,696
BAE Systems plc	14,900	105,616
Total Industrial		4,330,591
Energy - 1.1%
Eni SpA	32,700	580,458
Exxon Mobil Corp.	3,200	266,240
Royal Dutch Shell plc — Class B	8,800	249,868
Total Energy		1,096,566
Basic Materials - 0.3%
Dow Chemical Co.	6,300	322,371
Total Common Stocks
(Cost $96,436,950)		94,425,828

SHORT TERM INVESTMENTS† - 0.6%
Goldman Sachs Financial Square Treasury Instruments Fund 0.00%	534,821	534,821
Total Short Term Investments
(Cost $534,821)		534,821
Total Investments - 99.1%
(Cost $96,971,771)		$94,960,649
Other Assets & Liabilities, net - 0.9%		887,645
Total Net Assets - 100.0%		$95,848,294

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedule of investments includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Macro Opportunities Fund. The Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

1. The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Shares. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.
Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The leveraged Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategies involve consistently applied leverage, the value of the Funds' shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ investments at June 30, 2015:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Alpha Opportunity Fund	$55,792,432	$–	$–	$410,532	$–	$56,202,964
Capital Stewardship Fund	206,410,121	–	–	–	–	206,410,121
Floating Rate Strategies Fund	50,755,018	–	1,557,868,844	698,880	67,355,406	1,676,678,148
High Yield Fund	14,610,201	–	151,673,300	49,511	7,164,331	173,497,343
Investment Grade Bond Fund	5,344,482	–	152,997,096	71,098	6,893,205	165,305,881
Large Cap Value Fund	57,656,956	–	–	–	–	57,656,956
Limited Duration Fund	15,068,780	–	210,882,565	–	7,605,910	233,557,255
Macro Opportunities Fund	698,157,593	–	3,136,391,340	8,093,531	109,517,021	3,952,159,485
Mid Cap Value Fund	720,615,952	–	–	–	2,005	720,617,957
Mid Cap Value Institutional Fund	506,178,408	–	–	–	1,855	506,180,263
Municipal Income Fund	4,307,769	–	58,181,144	–	–	62,488,913
Risk Managed Real Estate Fund	107,508,857	–	–	–	–	107,508,857
Small Cap Value Fund	22,282,365	–	–	–	15	22,282,380
StylePlus—Large Core Fund	183,018,815	–	15,550,277	2,787,819	–	201,356,911
StylePlus—Mid Growth Fund	81,127,870	–	6,824,044	1,708,759	–	89,660,673
Total Return Bond Fund	89,121,471	–	1,724,945,017	34,205	48,977,329	1,863,078,022
World Equity Income Fund	94,960,649	–	–	–	–	94,960,649
Liabilities
Alpha Opportunity Fund	$47,621,598	$–	$–	$1,686,715	$–	$49,308,313
Floating Rate Strategies Fund	–	–	–	471,566	–	471,566
High Yield Fund	–	–	–	88,515	–	88,515
Investment Grade Bond Fund	56,465	–	–	–	–	56,465
Macro Opportunities Fund	131,080,235	–	9,362,035	21,674,826	–	162,117,096
Risk Managed Real Estate Fund	41,115,026	–	–	2,034,425	–	43,149,451
StylePlus—Large Core Fund	–	1,246	–	2,604,486	–	2,605,732
StylePlus—Mid Growth Fund	–	4,070	–	919,659	–	923,729
Total Return Bond Fund	642,870	–	–	132,300	–	775,170

*    Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value heirarchy:

Fund	Category and Subcategory	Ending Balance at 06/30/15	Valuation Technique	Unobservable Inputs
	Investments, at value
Floating Rate Strategies Fund	Senior Floating Rate Interests	$47,948,865	Model Priced	Purchase Price
	Mortgage-Backed Securities	13,574,449		Indicative Quote
		2,901,636	Option Adjusted Spread off 60 day or greater broker mark over the 3 month LIBOR	Indicative Quote
	Total Mortgage-Backed Securities	16,476,085
	Corporate Bonds	1,502,640	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		1,166,383	Model Priced	Purchase Price
	Total Corporate Bonds	2,669,023
	Asset-Backed Securities	261,435	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

High Yield Fund	Senior Floating Rate Interests	5,250,375	Model Priced	Purchase Price
		155,646	Option Adjusted Spread off 60 day or greater broker mark over the 3 month LIBOR	Indicative Quote
	Total Senior Floating Rate Interests	5,406,021
	Corporate Bonds	1,213,809	Monthly Model Priced	Purchase Price
		533,460	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Corporate Bonds	1,747,269
	Preferred Stock	11,039	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Investment Grade Bond Fund	Mortgage-Backed Securities	1,392,837	Option Adjusted Spread off 60 day or greater broker mark over the 3 month LIBOR	Indicative Quote
		820,939	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Mortgage-Backed Securities	2,213,776
	Preferred Stock	1,869,980	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Corporate Bonds	1,542,264	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		303,030	Option Adjusted Spread off 60 day or greater broker mark over the 3 month LIBOR	Indicative Quote
	Total Corporate Bonds	1,845,294
	Asset-Backed Securities	964,155	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Limited Duration Fund	Mortgage-Backed Securities	4,963,193		Indicative Quote
		1,934,424	Option Adjusted Spread off 60 day or greater broker mark over the 3 month LIBOR	Indicative Quote
	Total Mortgage-Backed Securities	6,897,617
	Asset-Backed Securities	708,293	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Macro Opportunities Fund	Mortgage-Backed Securities	43,717,142		Indicative Quote
		12,775,737	Option Adjusted Spread off 60 day or greater broker mark over the 3 month LIBOR	Indicative Quote
	Total Mortgage-Backed Securities	56,492,879
	Senior Floating Rate Interests	15,863,458	Monthly Model Priced	Purchase Price
	Corporate Bonds	16,424,616	Option Adjusted Spread off 60 day or greater broker mark over the 3 month LIBOR	Indicative Quote
		4,715,531	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		1,718,303	Monthly Model Priced	Purchase Price
	Total Corporate Bonds	22,858,450
	Asset-Backed Securities	10,130,430	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Options Purchased	1,418,778	Monthly Model Priced	Purchase Price

Total Return Bond Fund	Mortgage-Backed Securities	20,380,773		Indicative Quote
		8,751,867	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		5,281,535	Option Adjusted Spread off 60 day or greater broker mark over the 3 month LIBOR	Indicative Quote
	Total Mortgage-Backed Securities	34,414,173
	Corporate Bonds	9,706,116	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		505,050	Option Adjusted Spread off 60 day or greater broker mark over the 3 month LIBOR	Indicative Quote
	Total Corporate Bonds	10,211,166
	Asset-Backed Securities	4,351,990	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the levels as of the beginning of the period. As of June 30, 2015, the Funds had transfers in/out of Level 3 due to changes in securities valuation method. See the tables below for changes to and from Level 2 and Level 3. There were no other securities that transferred between levels.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2015:

LEVEL 3 – Fair value measurement using significant unobservable inputs

			Senior Floating	Mortgage-Backed	Asset-Backed	Corporate
			Rate Interests	Securities	Securities	Bonds	Total
Floating Rate Strategies Fund
Assets:
Beginning Balance			$52,641,806	$1,651,551	$467,200	$2,644,932	$57,405,489
Purchases			5,481,754	16,669,698	—	52,891	22,204,343
Sales, maturities and paydowns			(3,199,140)	(196,334)	(234,853)	—	(3,630,328)
Total realized gains or losses included in earnings			(5,852)	—	—	—	(5,852)
Total change in unrealized gains or losses included in earnings			(617,620)	2,721	29,088	(28,800)	(614,611)
Transfers in Level 3			2,841,266	—	—	—	2,841,266
Transfers out of Level 3			(9,193,351)	(1,651,551)	—	—	(10,844,902)
Ending Balance			$47,948,863	$16,476,085	$261,435	$2,669,023	$67,355,406

				Senior Floating	Corporate	Preferred
				Rate Interests	Bonds	Stocks	Total
High Yield Fund
Assets:
Beginning Balance				$5,061,091	$1,756,552	$—	$6,817,643
Purchases				1,828,219	11,494	—	1,839,713
Sales, maturities and paydowns				(48,484)	(12,500)	—	(60,984)
Total realized gains or losses included in earnings				—	—	—	—
Total change in unrealized gains or losses included in earnings				(111,184)	(8,276)	(5,446)	(124,906)
Transfers in Level 3				—	—	16,485	16,485
Transfers out of Level 3				(1,323,620)	—	—	(1,323,620)
Ending Balance				$5,406,022	$1,747,270	$11,039	$7,164,331

			Mortgage-Backed	Asset-Backed	Corporate	Preferred
			Securities	Securities	Bonds	Stocks	Total
Investment Grade Bond Fund
Assets:
Beginning Balance			$1,826,393	$—	$2,199,592	$2,109,000	$6,134,985
Purchases			1,405,060	—	—	—	1,405,060
Sales, maturities and paydowns			(16,175)	(33,719)	(12,250)	—	(62,144)
Total realized gains or losses included in earnings			—	—	—	—	—
Total change in unrealized gains or losses included in earnings			(22,602)	3,274	(39,708)	(239,020)	(298,056)
Transfers in Level 3			—	994,600	—	—	994,600
Transfers out of Level 3			(978,900)	—	(302,340)	—	(1,281,240)
Ending Balance			$2,213,776	$964,155	$1,845,294	$1,869,980	$6,893,205

				Mortgage-Backed	Asset-Backed	Senior Floating
				Securities	Securities	Rate Interests	Total
Limited Duration Fund
Assets:
Beginning Balance				$978,900	$832,290	$—	$1,811,190
Purchases				6,988,929	—	—	6,988,929
Sales, maturities and paydowns				(92,567)	(129,874)	(298,493)	(520,934)
Total realized gains or losses included in earnings				—	—	—	—
Total change in unrealized gains or losses included in earnings				1,255	5,877	8,955	16,087
Transfers in Level 3				—	—	289,538	289,538
Transfers out of Level 3				(978,900)	—	—	(978,900)
Ending Balance				$6,897,617	$708,293	$—	$7,605,910

	Senior Floating	Mortgage-Backed	Asset-Backed	Corporate	Preferred	Options
	Rate Interests	Securities	Securities	Bonds	Stocks	Purchased	Total
Macro Opportunities Fund
Assets:
Beginning Balance	$12,921,402	$29,813,767	$8,131,799	$13,033,393	$—	$—	$63,900,361
Purchases	6,630,581	57,403,952	—	9,933,905	2,717,905	4,596,569	81,282,912
Sales, maturities and paydowns	(3,356,598)	(921,111)	(1,581,284)	(26,950)	—	—	(5,885,943)
Total realized gains or losses included in earnings	—	—	—	—	—	—	—
Total change in unrealized gains or losses included in earnings	(72,068)	10,038	115,025	(81,898)	35,120	(3,177,790)	(3,171,573)
Transfers in Level 3	3,126,654	—	3,464,890	—	—	—	6,591,544
Transfers out of Level 3	(3,386,513)	(29,813,767)	—	—	—	—	(33,200,280)
Ending Balance	$15,863,458	$56,492,879	$10,130,430	$22,858,450	$2,753,025	$1,418,779	$109,517,021

			Senior Floating	Mortgage-Backed	Asset-Backed	Corporate
			Rate Interests	Securities	Securities	Bonds	Total
Total Return Bond Fund
Assets:
Beginning Balance			$822,439	$13,827,464	$1,261,860	$3,066,910	$18,978,673
Purchases			—	33,351,978	—	7,788,406	41,140,384
Sales, maturities and paydowns			—	(390,315)	(311,552)	(15,450)	(717,317)
Total realized gains or losses included in earnings			—	(44)	—	—	(44)
Total change in unrealized gains or losses included in earnings			—	(673,789)	19,993	1,175	(652,621)
Transfers in Level 3			—	—	3,381,689	—	3,381,689
Transfers out of Level 3			(822,439)	(11,701,121)	—	(629,875)	(13,153,435)
Ending Balance			$—	$34,414,173	$4,351,990	$10,211,166	$48,977,329

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

4. Options Written

Information as to options written by the Funds during the period ended June 30, 2015, and options outstanding at period end is provided below:

Written Call Options

	Investment Grade Bond Fund		Macro Opportunities Fund
	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at September 30, 2014	–	$–	354	$225,834
Options Written	2,829	221,585	67,531	5,279,337
Options terminated in closing purchase transactions	–	–	–	–
Options expired	(555)	(57,720)	(13,245)	(1,553,066)
Options exercised	–	–	–	–
Balance at June 30, 2015	2,274	$163,865	54,640	$3,952,105

	Total Return Bond Fund
	Number of contracts	Premium amount
Balance at September 30, 2014	–	$–
Options Written	31,249	2,457,096
Options terminated in closing purchase transactions	–	–
Options expired	(5,859)	(609,336)
Options exercised	–	–
Balance at June 30, 2015	25,390	$1,847,760

Written Put Options

	Macro Opportunities Fund
	Number of contracts	Premium amount
Balance at September 30, 2014	–	$–
Options Written	2,949	1,735,782
Options terminated in closing purchase transactions	(1,667)	(794,226)
Options expired	(1,282)	(941,556)
Options exercised	–	–
Balance at June 30, 2015	–	$–

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Hedge	Duration	Leverage	Income	Speculation
Alpha Opportunity Fund	x	x	—	x	x	—
Floating Rate Strategies Fund	—	x	—	—	—	—
High Yield Fund	—	x	—	—	—	—
Investment Grade Bond Fund	—	x	x	—	—	—
Macro Opportunities Fund	x	x	x	—	—	x
Risk Managed Real Estate Fund	—	—	—	x	—	—
StylePlus—Large Core Fund	x	—	—	—	—	—
StylePlus—Mid Growth Fund	x	—	—	x	—	—
Total Return Bond Fund	—	x	x	—	—	—

6. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov.

7. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees.

Fund	Restricted Securities	Acquisition Date	Cost	Value
High Yield Fund	Pacific Premier Bancorp, Inc.
	5.75% due 09/03/24	08/25/14	$1,250,000	$1,290,625
	American Seafoods Group LLC /
	American Seafoods Finance, Inc.
	10.75% due 05/15/16	07/31/14	498,221	492,500
	Nathan's Famous, Inc.
	10.00% due 03/15/20	02/27/15	358,304	376,250
	R&R Ice Cream plc
	8.25% due 05/15/20	06/19/14	187,926	155,473
	IronGate Energy Services LLC
	11.00% due 07/01/18	07/10/13	113,867	84,600
			2,408,317	2,399,448
Investment Grade Bond Fund	Candence Bank North America
	6.25% due 06/28/29	06/06/14	200,000	204,500
	Cadence Financial Corp.
	4.88% due 06/28/19	06/06/14	150,000	151,125
			350,000	355,625
Limited Duration Fund	Cadence Financial Corp.
	4.88% due 06/28/19	06/06/14	500,000	503,750

Macro Opportunities Fund	Cadence Financial Corp.
	4.88% due 06/28/19	06/06/14	4,000,000	4,030,000
	IronGate Energy Services LLC
	11.00% due 07/01/18	07/10/13	569,334	423,000
			4,569,334	4,453,000

Total Return Bond Fund	Achorage Credit Funding 1 Ltd.
	2015-1A, 4.30% due 07/28/30	05/07/15	3,000,000	3,011,700
	Candence Bank North America
	6.25% due 06/28/29	06/06/14	1,200,000	1,227,000
	Cadence Financial Corp.
	4.88% due 06/28/19	06/06/14	250,000	251,875
			4,450,000	4,490,575

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

8. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Limited Duration Bond Fund	Jefferies & Company, Inc.			Nomad CLO Ltd.
	2.68% - 3.19%			0.00%
	Due 07/01/15 -08/04/15	$8,591,000	$8,612,406	01/15/25	$6,112,000	$5,195,200

				Government Development Bank for Puerto Rico
				5.00% - 5.50%
				08/01/20 - 08/01/23	5,222,750	2,178,356

				Atlas Senior Loan Fund Ltd.
				0.00%
				01/30/24	1,717,735	1,340,234

				Commonwealth of Puerto Rico
				5.50%
				07/01/18	315,000	260,218

				Residential Asset Mortgage Products Inc.
				0.52%
				05/25/36	282,499	204,932

				Puerto Rico Public Finance Corp.	308,000	138,886
				6.00%
				08/01/26

				Commonwealth of Puerto Rico	157,500	110,576
				5.50%
				07/01/19

Macro Opportunities Fund	Jefferies & Company, Inc.			Acis CLO Ltd.
	1.69% - 3.19%			0.00%
	Due 07/07/15 -08/10/15	70,775,000	70,983,014	05/01/26	25,375,000	20,417,233

				Ares CLO Ltd
				0.00%
				11/25/20	12,375,000	4,083,971

				CIFC Funding Ltd.
				0.00%
				01/19/23	12,500,000	9,125,000

				Neuberger berman CLO Ltd
				0.00%
				01/23/24	11,368,500	7,048,470

				Whitehorse Ltd.
				0.00%
				02/03/25	9,025,000	5,973,785

				Cedar Funding
				0.00%
				10/23/26	6,000,000	4,978,231

				City of Detroit MI Water Supply Revenue
				5.25%
				07/01/41	4,500,000	4,707,090

				Atlas Senior Loan Fund Ltd
				0.00%
				01/03/24	5,782,265	4,511,514

				American Money Management Corp
				0.00%
				04/14/27	4,800,000	4,147,000

				Aberdeen Loan Funding LT
				0.00%
				11/01/18	7,750	3,642,500

				Red River CLO Ltd
				0.00%
				07/27/18	9,000	3,150,000

				Harbourview CLO VII Ltd
				0.00%
				11/18/26	3,500,000	2,730,000

				Government Development Bank for Puerto Rico
				5.00% - 5.50%
				08/01/20 - 08/01/23	5,203,250	2,165,505

				Liberty CLO Ltd
				0.00%
				11/01/17	5,000	1,200,000

				City of Detroit MI Sewage Disposal System Revenue
				5.25%
				07/01/27	346,500	368,763

				Residential Asset Mortgage Products Inc
				0.52%
				05/25/36	409,756	297,248

				Commonwealth of Puerto Rico
				5.50%
				07/01/19	332,500	274,675

	Barclays			NGPL Pipeco LLC
	(0.10)%			7.12%
	Due 10/29/15 - 06/02/16	9,820,483	9,810,422	12/15/17	6,825,000	6,995,625

				BMC Software Finance Inc.
				8.13%
				07/15/21	1,761,000	1,426,410

				Blackboard, Inc.
				7.75%
				11/15/19	1,000,000	940,000
Total Return Bond	Jefferies & Company, Inc.
	1.69% - 3.19%
	Due 07/09/15 -08/10/15	42,061,000	42,184,220	ACIS CLO 2014-4 Ltd
				0.00%
				04/18/24 - 02/01/26	28,654,000	20,927,580

				Lockwood Grove CLO Ltd
				0.00%
				01/25/24	5,000,000	4,850,000

				Venture CDO Ltd
				0.00%
				02/28/24	5,000,000	4,050,000

				City of Detroit MI Sewage Disposal System Revenue
				5.00%
				07/01/23	3,573,000	4,021,769

				Ares CLO Ltd
				0.00%
				11/25/20	2,375,000	902,999

				CVP Cascade CLO Ltd
				0.00%
				01/16/27	2,250,000	1,913,000

				Nelder Grove CLO Ltd
				0.00%
				08/28/26	2,050,000	1,579,000

				Nomad CLO Ltd
				0.00%
				01/15/25	1,800,000	1,530,000

				Puerto Rico Sales Tax Financing Corp.
				0.00%
				08/01/39	13,265,000	1,338,439

				Government Development Bank for Puerto Rico
				5.00%
				08/01/23	3,012,750	1,236,312

				Jasper CLO Ltd
				0.00%
				08/01/17	2,500	875,000

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In each Fund’s registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	August 26, 2015

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	August 26, 2015

* Print the name and title of each signing officer under his or her signature.